ING Life Insurance and Annuity Company
Variable Annuity Account C
ING Flexible Income
CONTRACT PROSPECTUS – APRIL 28, 2008
__________________________________________________________________________________

The Contract. The contract described in this prospectus is a fixed or variable, group and/or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the Company). The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). The contract may be issued as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue
Code of 1986, as amended (Tax Code) or with retirement plans under Tax Code sections 401, 403(b) or 457.
Contracts sold in New York are not available to 457 plans.

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Table of Contents ... page 3

Investment Options. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.

The Funds

AIM V.I. Capital Appreciation Fund (Series I)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
AIM V.I. Core Equity Fund (Series I)	(I Class)
Calvert Social Balanced Portfolio (CVS)	ING T. Rowe Price Growth Equity Portfolio (I Class)
Fidelity ® VIP Contrafund ® Portfolio (Initial Class)	ING Templeton Foreign Equity Portfolio (I Class)
Fidelity ® VIP Equity-Income Portfolio (Initial Class)	ING Thornburg Value Portfolio (I Class)
Fidelity ® VIP Growth Portfolio (Initial Class)	ING UBS U.S. Large Cap Equity Portfolio (I Class)
Franklin Small Cap Value Securities Fund (Class 2)	ING Van Kampen Capital Growth Portfolio (Class I)
ING American Century Large Company Value Portfolio	ING Van Kampen Comstock Portfolio (S Class)
(S Class)	ING Van Kampen Equity and Income Portfolio (I Class)
ING American Century Small-Mid Cap Value Portfolio (S Class)	ING Van Kampen Real Estate Portfolio (Class I)
ING Baron Small Cap Growth Portfolio (S Class)	ING VP Balanced Portfolio, Inc. (Class I)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)
ING Davis New York Venture Portfolio (S Class) (1)	ING VP Index Plus International Equity Portfolio (Class I)
ING JPMorgan Mid Cap Value Portfolio (S Class)	ING VP Index Plus LargeCap Portfolio (Class I)
ING Legg Mason Partners Aggressive Growth Portfolio (I Class)	ING VP Index Plus MidCap Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio (Class I)	ING VP Index Plus SmallCap Portfolio (Class I)
ING Neuberger Berman Partners Portfolio (S Class)	ING VP Intermediate Bond Portfolio (Class I)
ING OpCap Balanced Value Portfolio (S Class)	ING VP International Value Portfolio (Class I)
ING Oppenheimer Global Portfolio (I Class)	ING VP Money Market Portfolio (Class I)
ING Oppenheimer Strategic Income Portfolio (I Class)	ING VP Small Company Portfolio (Class I)
ING Opportunistic Large Cap Growth Portfolio (Class I) (1)	ING VP Strategic Allocation Conservative Portfolio
ING Opportunistic Large Cap Value Portfolio (Class I) (1)	(Class I) (2)
ING PIMCO Total Return Portfolio (S Class)	ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING Pioneer Equity Income Portfolio (Class I)	ING VP Strategic Allocation Moderate Portfolio
ING Pioneer Fund Portfolio (Class I)	(Class I) (2)
ING Pioneer High Yield Portfolio (I Class)	Lord Abbett Series Fund - Mid-Cap Value Portfolio
ING Pioneer Mid Cap Value Portfolio (Class I)	(Class VC)
(1)	This fund has changed its name to the name listed above. See Appendix II – Description of Underlying Funds for a complete list of former and current fund names.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and
Expenses” for additional information.

PRO.109622-08

CONTRACT PROSPECTUS - APRIL 28, 2008 (CONTINUED)
__________________________________________________________________________________

Variable Income Payments. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts.
The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company.
Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section on page 17 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and your payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in Appendix I of this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 28, 2008 Statement of Additional Information (SAI)
about the separate account free of charge by indicating your request on your application or enrollment form, calling us at 1-800-238-6273 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain an SAI for any of the funds by calling that number.
This prospectus, the SAI and other information about the separate account may be obtained by accessing the
Securities and Exchange Commission’s (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the
operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-
mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580,
Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-109622. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.109622-08	2

TABLE OF CONTENTS

Contract Overview	4
Contract Design
Who’s Who
Contract Rights
The Contract and Retirement Plans
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Facts	5
Fee Table	6
Condensed Financial Information	9
Variable Annuity Account C	9
The Company	10
Contract Purchase and Participation	11
Right to Cancel	12
Income Payments	13
Calculating Variable Income Payments	16
Investment Options	17
Fees	21
Death Benefit	25
Withdrawals	26
Contract Distribution	27
Taxation	29
Other Topics Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Transfer of Ownership - Legal Matters and Proceedings	39
Contents of the Statement of Additional Information	41
Appendix I - Fixed Dollar Option	42
Appendix II - Description of Underlying Funds	45
Appendix III - Calculation of Present Value of Remaining Guaranteed Variable or Fixed Income
Payments	52
Appendix IV - Condensed Financial Information	CFI-1

PRO.109622-08	3

CONTRACT OVERVIEW
Questions: Contacting the
Company
To answer your questions,
contact your sales
representative or write or call
our Customer Service Center at:

ING
Attention: Payout Services
One Orange Way
Windsor, CT 06095-4774
1-800-238-6273

Sending Forms and Written
Requests in Good Order
If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your sales
representative or write or call us
to learn what information is
required for the request to be in
“good order.” By contacting us,
we can provide you with the
appropriate administrative form
for your requested transaction.
Generally, a request is
considered to be in “good
order” when it is signed, dated
and made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.

We can only act upon requests
that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Contract Design

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract.

Who’s Who

Contract Holder: The person or plan to whom we issue an individually owned contract, or the plan to which we issue a group master contract. We may also refer to the contract holder as the contract owner.

Participant (you/your): The individual who owns an individual contract, participates in a group master contract, or who receives income payments in connection with an individual contract owned by a plan sponsor.

The Company (we, us, our): ING Life Insurance and Annuity Company.
We issue the contract.

Contract Rights

For individual and group master contracts issued in connection with 401 and
457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 401 and 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, a section 401 or 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right. For individual contracts issued on a nonqualified basis and those issued in connection with 408(b)
and most 403(b) retirement plans, the individual is the contract holder and holds all contract rights. In situations where an individual or group master contract is issued to the plan sponsor of a 403(b) plan, the participant generally holds all contract rights. However, pursuant to Treasury
Department regulations that are generally effective on January 1, 2009, the future exercise of certain of these rights may require the consent and approval of the contract holder. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law.
See “Taxation - Section 403(b) Tax-Deferred Annuities.”

The Contract and Retirement Plans
We may offer this contract to employees or other individuals in connection with a retirement plan.

Plan Type. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401, 403(b), 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase.”

PRO.109622-08	4

Contract Facts

Income Payment Options. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See “Income Payments.”

Free Look/Right to Cancel. The contract holder may cancel the contract no later than within 10 days of receipt
(some states require more than 10 days). Participants in 403(b) plans and some 401 plans may cancel their participation in a group contract no later than 10 days after they receive evidence of participation in the contract.
See “Right to Cancel.”

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See “Death Benefit.”

Withdrawals. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See “Withdrawals.”

Fees. Certain fees associated with the contract will reduce income payments. See “Fee Table” and “Fees.”

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See “Taxation.”

PRO.109622-08	5

FEE TABLE
In this Section:

•     Maximum Transaction
      Fees
•     Maximum Fees Deducted
      from the Subaccounts
•     Total Annual Fund
      Operating Expenses
•     Hypothetical Examples
•     Fees Deducted by the
      Funds

Also see the “Fees” Section
for:

•     How, When and Why Fees
      are Deducted
•     Redemption Fees
•     Premium and Other Taxes
•     Reduction or Elimination
      of Certain Fees
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See “Fees” for additional
information. The fees shown below do not reflect any state premium tax that may apply.*

Maximum Transaction Fees Early Withdrawal Charge (As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)

Early Withdrawal Charge Schedule(2)

Number of Years from
	Contract Effective Date(3)	Early Withdrawal Charge
	Fewer than 1 1 or more but fewer than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

(1)	Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See
“Fees - Early Withdrawal Charge.”
(2)	Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See “Withdrawals.”
(3)	For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date. For amounts transferred into this contract as a result of an internal exchange, see
“Fees.”

* State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.109622-08	6

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Fees Deducted from the Subaccounts (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)
For Contracts Without the Guaranteed Minimum Income Feature:

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge Administrative Expense Charge(4) Total Separate Account Expenses	1.25% 0.25% 1.50%	0.95% 0.00% 0.95%

For Contracts With the Five-Year Guaranteed Minimum Income Feature:
	Maximum Charge	Current Charge
Mortality and Expense Risk Charge Administrative Expense Charge(4) Five-Year Guaranteed Minimum Income Charge(5) Total Separate Account Expenses	1.25% 0.25% 1.00% 2.50%	0.95% 0.00% 1.00% 1.95%

(4)	We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.
(5)	This charge terminates after five years.

The next item shows the minimum and maximum total operating expenses charged by a fund that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the fund’s most recent fiscal year end without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses):	0.33%	1.52%

PRO.109622-08	7

Hypothetical Examples

The following Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include contract holder transaction expenses, maximum separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Example 1: The following Examples assume that you invest $10,000 in the contract and that your investment has a
5% return each year. For the purpose of these Examples, we deducted the maximum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:				(B) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without the guaranteed minimum income feature	$910	$1,335	$1,766	$3,205	$304	$922	$1,554	$3,205

Applicable to contracts with	$978	$1,537	$2,100	$3,355	$376	$1,132	$1,895	$3,355
the five-year guaranteed
minimum income feature

Example 2: The following Examples assume that you invest $10,000 in the contract and that your investment has a
5% return each year. For the purpose of these Examples, we deducted the minimum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your remaining guaranteed payments at the end of the periods shown, you would pay the following fees, including any applicable early withdrawal charge:				(B) If you do not withdraw your remaining guaranteed payments, you would pay the following fees at the end of the periods shown (no early withdrawal charge is reflected):

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without	$799	$997	$1,194	$2,062	$185	$568	$970	$2,062
the guaranteed minimum
income feature
Applicable to contracts with	$893	$1,282	$1,677	$2,503	$285	$866	$1,463	$2,503
the five-year guaranteed
minimum income feature

PRO.109622-08	8

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expense. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION
_______________________________________________________________________

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account C subaccounts you may invest in through the contract.
The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccount under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C
_______________________________________________________________________

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940.
It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contract are obligations of ING Life Insurance and Annuity Company.

PRO.109622-08	9

THE COMPANY
_________________________________________________________________

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

          One Orange Way
          Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and
disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

PRO.109622-08	10

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual income phase dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.
Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

CONTRACT PURCHASE AND PARTICIPATION
___________________________________________________________________

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section
408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available to 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual nonqualified contract to natural persons.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974
(ERISA), as amended.

How to Purchase. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

Acceptance or Rejection. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission. If we reject your application or enrollment, we will return the forms and any purchase payment.

We may also refuse to accept certain forms of premium payments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Age Requirements. The maximum issue age is between 80 and 95, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

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Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to eighteen of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See “Investment Options.” Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risk and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½.
2.	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3.	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4.	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

RIGHT TO CANCEL
___________________________________________________________________

When and How to Cancel. The contract holder may cancel the contract within 10 days of receipt (some states require more than 10 days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 401 or 457 plans, the contract holder may follow these procedures on behalf of the participant.

Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value.
Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven calendar days of our receipt of your request in good order.

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INCOME PAYMENTS
Under the contract, we will make regular income payments to you or to a payee you designate in writing.

Initiating Payments. To initiate income payments, you must make the
following selections on your application or enrollment form:	Terms to understand:

Annuitant(s): The person(s)
whose life or life
expectancy(ies) determines the
amount or continuation of
lifetime income payments or
whose death results in payment
of death benefits.

Beneficiary(ies): The person(s)
or entity(ies) entitled to receive
a death benefit under the
contract.

•	Payment start date;
•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Income payment option and any special features, such as a right to withdraw or the Five-Year Guaranteed Minimum Income Feature;
•	Fixed, variable or a combination of both fixed and variable payments;
•	The subaccounts to allocate your purchase payment among (only if variable payments are elected); and
•	An assumed annual net return rate (only if variable payments are elected).
Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable.

What Affects Income Payment Amounts? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least
$250.

Assumed Annual Net Return Rate. If you select variable income payments, you must also select an assumed annual net return rate of either 5% or 3.5% . If you do not select an assumed annual net return rate, the default will be a 3.5% annual net return rate.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See “Contract
Overview - Questions: Contacting the Company.”

Five-Year Guaranteed Minimum Income Feature. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in the contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment. If the variable annuity minimum income guarantee has been chosen or assumed, an assumed annual net return rate of 3.5%
will apply.

PRO.109622-08	13

Estimated Initial Payment Amount. On the date we issue the contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchases on that date. See “Calculating Variable
Income Payments-Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount.

This feature requires that you select at issue:

•	A lifetime payment option or a nonlifetime payment option of 15 years or more;
•	The ability to make withdrawals;
•	100% variable payments;
•	A 3.5% assumed annual net return rate; and
•	Funds from the following list:

AIM V.I. Core Equity Fund (Series I)	ING Van Kampen Comstock Portfolio (S Class)
Calvert Social Balanced Portfolio (CVS)	ING Van Kampen Equity and Income Portfolio (I Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING Van Kampen Real Estate Portfolio (Class I)
ING American Century Large Company Value	ING VP Balanced Portfolio, Inc. (Class I)
Portfolio (S Class)	ING VP Growth and Income Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Index Plus LargeCap Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio (Class I)	ING VP Intermediate Bond Portfolio (Class I)
ING Neuberger Berman Partners Portfolio (S Class)	ING VP Money Market Portfolio (Class I)
ING OpCap Balanced Value Portfolio (S Class)	ING VP Strategic Allocation Conservative Portfolio
ING Oppenheimer Strategic Income Portfolio (I Class)	(Class I)
ING PIMCO Total Return Portfolio (S Class)	ING VP Strategic Allocation Growth Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)	ING VP Strategic Allocation Moderate Portfolio
ING Pioneer High Yield Portfolio (I Class)	(Class I)
ING UBS U.S. Large Cap Equity Portfolio (I Class)

If you select this feature you may transfer only between these available funds.

Certain age restrictions may also apply.

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See “Fees.”

Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See “Taxation” for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your plan.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see “Taxation.”

PRO.109622-08	14

Payment Options

The following table lists the income payment options and their accompanying death benefits and rights to withdraw.
See “Death Benefit,” “Withdrawals,” and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.

Lifetime Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Right to Withdraw-None.
Life Income -	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5-50 years* (or other periods we may make available at the time you select this
Payments	option).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.
Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).
Life Income -	Length of Payments: For as long as either annuitant lives. It is possible that no payment will
Two Lives	be made if both the annuitant and joint annuitant die before the first payment’s due date.
Continuing Payments: When you select this option you will also choose either:
(a) Full or reduced payments to continue to the surviving annuitant after the first annuitant’s death; or
(b)100% of the payment to continue to the annuitant on the joint annuitant’s death, and a reduced payment to continue to the joint annuitant on the annuitant’s death. In either case, payments cease upon the death of the surviving annuitant.
Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable. Death Benefit-None: All payments end upon the death of both annuitants.
Right to Withdraw-None.
Life Income -	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your
Two Lives -	choice of 5-50 years* (or other periods we may make available at the time you select this
Guaranteed	option.)
Payments	Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first annuitant’s death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.
Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).
Nonlifetime Payment Option
Nonlifetime -	Length of Payments: Payments will continue for your choice of 5-50 years* (or other periods
Guaranteed	we may make available at the time you select this option).
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.
Right to Withdraw:
(a) If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.
(b)If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “Withdrawals”).

* For qualified contracts a guaranteed payment period may not extend beyond your life expectancy or age 100 whichever is earlier.

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Right to Change Guaranteed Payment Period

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

(a)	You may make the change on any contract anniversary beginning on the second contract anniversary;
(b)	Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary;
(c)	A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;
(d)	For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;
(e)	For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;
(f)	The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments (see “Withdrawals - Withdrawal Value”); and
(g)	We will terminate your withdrawal rights if a life annuity option is chosen.

The right to change a payment period is available for both fixed and variable payments. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS
___________________________________________________________________

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

Annuity Units. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account C subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

Annuity Unit Value (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or
AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any), and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate.
The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3.5% or 5%, as you select.

Current AUV = Prior AUV x Net Return Factor x
Assumed Annual Net Return Rate Factor

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Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of
1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus
•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
•      The total value of the subaccount’s units at the preceding valuation; minus
•      A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See “Fees.”

The net return rate may be either positive or negative.

INVESTMENT OPTIONS
__________________________________________________________________

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments.
If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Income Payments. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

• Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our
Customer Service Center at the address and telephone number listed in “Contract Overview - Questions:
Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

Number of Options You May Select. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

Selecting Investment Options
• Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.

PRO.109622-08	17

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds. (Mixed and Shared Funding) The funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

⊳	Mixed bought for annuities and life insurance.
⊳	Shared bought by more than one company.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Limits on Availability of Options. Some funds may be unavailable through your contract or plan or in some states.
We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Transfers Among Variable Investment Options. You may transfer amounts among the available subaccounts. The
Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

Transfer Requests. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;
•      Forced and unplanned portfolio turnover;
•      Lost opportunity costs; and
•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

PRO.109622-08	18

• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

PRO.109622-08	19

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

PRO.109622-08	20

FEES
The following repeats and adds to information provided under “Fee Table.” Please review both sections for information on fees.	Types of Fees
There are four types of fees and
deductions associated with the
contract that may affect the
amount of your variable income
payments. For fees applicable to
fixed payments see Appendix I.

⊳   Transaction Fees
     •    Early Withdrawal Charge
     •    Redemption Fees
⊳    Fees Deducted from
     Investments in the Separate
     Account
     •     Mortality and Expense
           Risk Charge
     •     Administrative Expense
           Charge
     •     Five-Year Guaranteed
           Minimum Income Charge
⊳  Fund Fees and Expenses
⊳  Premium and Other Taxes

Transaction Fees

Early Withdrawal Charge
Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals.
See “Withdrawals.”

Amount: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8.5% of your purchase payment to the contract.

Early Withdrawal Charge Schedule:
Number of Years from Contract Effective Date*	Early Withdrawal Charge

Fewer than 1** 1 or more but fewer than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	7% 6% 5% 4% 3% 2% 1% 0%

*   For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date. For amounts transferred into this contract as an internal exchange, see “Internal
Exchanges” below.

**Certain contracts do not allow withdrawals during the first contract year.
When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Internal Exchanges. In the case of amounts transferred from a prior contract issued by the Company or certain of its affiliates, the “Number of
Years from Contract Effective Date” is calculated from the date of the first premium payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract.

PRO.109622-08	21

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts. We currently charge 0.95% annually.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

•      The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.
•      The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

Five-Year Guaranteed Minimum Income Charge

This additional charge is assessed only if you select the five-year guaranteed minimum income feature.

Amount: 1.00% annually of values invested in the subaccounts until the five-year guarantee period has ended.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. This charge will be assessed only during the first five contract years.

Purpose. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see “Mortality and Expense Risk
Charge - Purpose” in this section.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

•      The size and type of group of individuals to whom the contract is issued;

PRO.109622-08	22

•      A prior or existing relationship with the Company, such as being an employee or former employee of the
      Company or one of its affiliates, receiving distributions or making transfers from other contracts or arrangements offered by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or
• The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Certain funds may be structured as “fund of funds” (including the ING VP Strategic Allocation portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;
• Service fees that are deducted from fund assets;
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

PRO.109622-08	23

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
•      Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2007, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments	4)	AIM Investments
2)	Franklin Templeton Investments	5)	Calvert Funds
3)	Lord Abbett Funds

Some of the fund families listed above may not have paid any such amounts during 2007. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

PRO.109622-08	24

When/How. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date.
We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Taxation.”

DEATH BENEFIT
________________________________________________________________

The following describes the death benefit applicable to variable income payments. These are also outlined under
“Income Payments - Payment Options.” For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See “Income Payments” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

(1)	Life Income - Guaranteed Payments;
(2)	Life Income - Two Lives - Guaranteed Payments; or
(3)	Nonlifetime - Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “Taxation” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of your request in good order.

Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See
Appendix I-Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

PRO.109622-08	25

WITHDRAWALS
________________________________________________________________

Withdrawals of Variable Income Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

•      A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).
• The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the
Five-Year Guaranteed Minimum Income Feature, you may not make any withdrawals.

Withdrawals of Fixed Income Payments

(For additional details see Appendix I - Fixed Dollar Option.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

•      A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).
• The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawal Value

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate stated in the contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

Fixed Income Payments. See Appendix I for details regarding the withdrawal value of fixed payments.

Amount Received. For partial withdrawals, you will receive, reduced by any required withholding tax, the amount you specify, subject to the value in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and redemption fees.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in “Fees - Early Withdrawal Charge.”

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

PRO.109622-08	26

CONTRACT DISTRIBUTION
_________________________________________________________________

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”) and the
Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at
One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Funds Distributor, LLC
Directed Services LLC	ING Investment Management Services LLC
Financial Network Investment Corporation	ING Private Wealth Management LLC
Guaranty Brokerage Services, Inc.	Multi-Financial Securities Corporation
ING America Equities, Inc.	PrimeVest Financial Services, Inc.
ING DIRECT Securities, Inc.	ShareBuilder Securities Corporation
ING Financial Markets LLC	Systematized Benefits Administrators, Inc.
ING Financial Partners, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments

Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 7%. In addition to the commission paid upon receipt of a purchase payment to the contract, we may pay an additional amount, the total amount of which will not exceed 7% of the total commission paid with respect to a given purchase payment. Such additional payments will not be made upon receipt of the purchase payment, but will be paid over the same time period as the income payment option selected by the contract owner. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. Commissions and other payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and
FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 7.0% commission rate noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

PRO.109622-08	27

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

1)	Symetra Investment Services, Inc.	14)	Cadaret, Grant & Co., Inc.
2)	AIG Financial Advisors Inc.	15)	Wachovia Securities, LLC
3)	Financial Network Investment Corporation	16)	First Heartland® Capital, Inc.
4)	Linsco/Private Ledger Corp.	17)	Northwestern Mutual Investment Services, LLC
5)	Lincoln Investment Planning, Inc.	18)	A.G. Edwards & Sons, Inc.
6)	Walnut Street Securities, Inc.®	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Valor Insurance Agency, Inc.		Services
8)	NFP Securities, Inc.	20)	Tower Square Securities, Inc.
9)	ING Financial Partners, Inc.	21)	Mutual Service Corporation
10)	National Planning Corporation	22)	Morgan Keegan and Company, Inc.
11)	Multi-Financial Securities Corporation	23)	Ameritas Investment Corp.
12)	Jefferson Pilot Securities Corporation	24)	Lincoln Financial Advisors Corp.
13)	Securities America, Inc.	25)	Waterstone Financial Group

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

PRO.109622-08	28

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application.

Third Party Compensation Arrangements.

⊳	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
⊳	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
⊳	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

TAXATION
In this Section

I. Introduction

II. Taxation of
  Nonqualified
  Contracts

III. Taxation of
  Qualified Contracts

IV. Possible Changes in
  Taxation

V. Taxation of the
  Company

When consulting a tax
adviser, be certain that he
or she has expertise in the
Tax Code sections
applicable to your tax
concerns.

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

⊳ Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

⊳ Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

⊳ This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;
⊳ We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts; and

⊳ For purposes of this section, contract holder means the person to whom we issue an individually-owned contract, the person who receives income payments in connection with an individual contract owned by a plan sponsor, or the participant under a group contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue
Service (IRS).

PRO.109622-08	29

Types of Contracts: Nonqualified or Qualified
The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts) or on a tax-qualified basis
(qualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401, 457(b), 403, or 408(b).

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution
Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to be eligible to receive deferral of taxation, the requirements listed below must be satisfied.

     Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which contract owners can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the account value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.
When the contract owner is not a natural person, a change in annuitant is treated as the death of the contract owner.

      Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

In addition, if you have elected to delay your annuity starting date, as defined below, and you die before the annuity starting date, specific rules for payment of any death benefit apply.

The annuity starting date is defined by the Tax Code to mean the first day of the period (month, quarter, half year, year depending upon whether payments will be made monthly, quarterly, semi-annually or annually) which ends on the date of the first annuity payment.

PRO.109622-08	30

A delayed annuity starting date occurs any time a monthly payment begins later than one month, a quarterly payment begins later than three months or a semi-annual payment begins later than six months from date of purchase. For example, if you purchase the contract on June 1 with monthly payments to begin October 1, your annuity starting date is September, and would be considered a delayed annuity starting date.

For nonqualified contracts, if you die before a delayed annuity starting date, the entire interest in the account must be paid within five years of the date of death, or payments may be made over the life or over a period not extending beyond the life expectancy of the designated beneficiary or payee, as applicable, provided such payments begin not later than one year after the date of death. This rule does not apply if the designated beneficiary or payee is your spouse.

     Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on income under your contract as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions
     General. Although tax consequences may vary depending on the payment option elected under an immediate annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. For fixed income payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). For variable income payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments.

Once your investment in the contract has been fully recovered, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

A full withdrawal of the present value of any remaining guaranteed payments is taxable to the extent that the amount received exceeds any remaining investment in the contract. If a partial withdrawal of the present value of any remaining payments is made and the continuing payments you receive are reduced because of the partial withdrawal, a part of the withdrawal may not be taxable. The part that is not taxable is equal to any remaining investment in the contract multiplied by a fraction. The numerator (top part of the fraction) is the reduction in each payment because of the partial withdrawal. The denominator (bottom part of the fraction) is the full amount of each payment originally provided.

10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity contract. There is an exception to the 10% penalty tax if payment is made under an immediate annuity contract. An immediate annuity is defined as a contract to which all of the following apply:

⊳	The contract is purchased with a single premium;
⊳	The contract has an annuity starting date, as defined in the Tax Code, no later than one year from the date of purchase; and
⊳	The contract provides for a series of substantially equal periodic payments (to be made no less frequently than annually) during the annuity period.

PRO.109622-08	31

For purposes of determining whether the contract qualifies as an immediate annuity, the IRS has ruled that where an immediate annuity is received in exchange for a deferred annuity contract in a Tax Code section 1035 exchange, the purchase date of the contract will be deemed to be the date the deferred annuity was purchased. This might cause the contract to fail to qualify as an immediate annuity and the contract would then be subject to the 10% penalty tax unless one of the exceptions to the penalty tax listed below, apply.

In addition, if you select an increasing annuity or an early withdrawal of the value of the remaining income payments, the payment or distribution may be subject to the 10% penalty tax unless one of the other exceptions applies. You should consult with a tax adviser to determine how this will affect your tax liability.

In addition to the immediate annuity exception, the 10% penalty tax does not apply to the taxable portion of distributions made under certain exceptions, including one or more of the following:

a)	You have attained age 59½;
b)	You have become disabled as defined in the Tax Code;
c)	You (or the annuitant if the contract owner is a non-natural person) have died;
d)	The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
e)	The distribution is allocable to investment in the contract before August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
•      Then, from any remaining “income on the contract”; and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity.
Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax adviser prior to proceeding with the transaction.

Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

⊳	After you begin receiving income phase payments under the contract; or
⊳	Before you begin receiving such distributions.

PRO.109622-08	32

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

⊳	Over the life of the designated beneficiary; or
⊳	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

     Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Taxation of Qualified Contracts

General
The contracts are designed for use with Tax Code section 401(a), 401(k), 403(b), and 457(b) plans, and as IRAs under Tax Code sections 408. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax-
qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

PRO.109622-08	33

Generally, contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

In July 2007, the Treasury Department issued final regulations that are generally effective January 1, 2009. These final regulations may be relied upon prior to that date as long as reliance is on a reasonable and consistent basis. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law.
The final regulations include: (a) a written plan requirement; (b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for 403(b)(1)
annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

Section 401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Section 457(b) Plans. Section 457(b) of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and

PRO.109622-08	34

the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish
Simplified Employee Pension (SEP) or Savings Incentive Match Plan for Employees (SIMPLE) plans to provide
IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

⊳	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
⊳	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
⊳	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•      A required minimum distribution under Tax Code section 401(a)(9);
•      A hardship withdrawal;
•      Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) and 403(b) plans only).

PRO.109622-08	35

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

     401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

     401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or in some instances, termination of the plan.
Such distributions remain subject to other applicable restrictions under the Tax Code.

     403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, the new
403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a 457(b)
plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

⊳	The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
⊳	You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and
403(b) plans listed above also apply to distributions from an IRA including the qualified reservist distribution. The
10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (including 401(a), 401(k), 403(b), governmental 457(b) plans and IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of a qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

PRO.109622-08	36

Lifetime Required Minimum Distributions (Section 401(a), 401(k), 403(b), 457(b) Plans and IRAs only)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

⊳	Start date for distributions;
⊳	The time period in which all amounts in your contract(s) must be distributed; and
⊳	Distribution amounts.

As an immediate annuity, income payments from the contracts are designed to meet these rules, pursuant to Tax
Code section 401(a)(9).

Required Distributions Upon Death (Section 401(a), 401(k), 403(b), 457(b) Plans and IRAs)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed to the designated beneficiary by
December 31, 2013. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

⊳	Over the life of the designated beneficiary; or
⊳	Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

⊳	December 31 of the calendar year following the calendar year of your death; or
⊳	December 31 of the calendar year in which you would have attained age 70½.

     No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

     401(a), 401(k), 403(b), and 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

PRO.109622-08	37

     457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

     IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans of non-governmental employers.

Assignment and Other Transfers.
     Section 401(a), 401(k), 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

⊳	A plan participant as a means to provide benefit payments;
⊳	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
⊳	The Company as collateral for a loan.

     IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

IV. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

V. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.109622-08	38

OTHER TOPICS
___________________________________________________________________

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends)
      or when trading on the New York Stock Exchange is restricted;
•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets;
      or
• During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

• Standardized average annual total returns; and • Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.109622-08	39

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the
Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

PRO.109622-08	40

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
__________________________________________________________________

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Payments	4
Sales Material and Advertising	5
Independent Registered Public Accounting Firm	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

PRO.109622-08	41

 APPENDIX I
FIXED DOLLAR OPTION
__________________________________________________________________________________

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments (see
“Withdrawals” in this appendix). Amounts allocated to the fixed dollar option are held in the Company’s general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the
Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under “Income Payments” in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a) A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a “life income” or “life income-two lives” payment option that has no reduction in payment to the survivor. See
“Income Payments - Payment Options.” You may not elect a right to withdraw or elect an increasing annuity with this feature.
(b) An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor. See “Income Payments - Payment Options.” You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity.

Fixed Income Payment Amounts

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

Withdrawals

Withdrawal Value-Lifetime Payment Options. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity 10 year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

Withdrawal Value-Nonlifetime Payment Options. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

PRO.109622-08	42

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract
WY is the withdrawal yield
IY is the issue yield
WY is determined as follows:

(1)	WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of noncallable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.
(2)	The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.
(3)	Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:

(1)	IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of noncallable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.
(2)	The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.
(3)	Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.
(4)	Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

Number of Years from
Contract Effective Date*	Early Withdrawal Charge
1 or more, but fewer than 2	6%
2 or more, but fewer than 3	5%
3 or more, but fewer than 4	4%
4 or more, but fewer than 5	3%
5 or more, but fewer than 6	2%
6 or more, but fewer than 7	1%
7 or more	0%

* For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Internal Exchanges. In the case of amounts transferred from a prior contract issued by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first premium payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract.

PRO.109622-08	43

Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:

(a)	The size and type of group of individuals to whom the contract is offered;
(b)	The type and frequency of administrative and sales services to be provided; or
(c)	Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliates; receiving distributions or making internal transfers from other contracts or arrangements offered by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “Taxation” for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under “Withdrawal” in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company’s receipt at its
Customer Service Center of proof of death acceptable to us and a request for payment in good order.

PRO.109622-08	44

 APPENDIX II
DESCRIPTION OF UNDERLYING FUNDS
__________________________________________________________________________________

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING Davis New York Venture Portfolio	ING Davis Venture Portfolio
ING Opportunistic Large Cap Growth Portfolio	ING VP Growth Portfolio
ING Opportunistic Large Cap Value Portfolio	ING VP Value Opportunity Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC
Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
AIM Variable Insurance Funds –	Invesco Aim Advisors,	Seeks growth of capital.
AIM V.I. Capital Appreciation	Inc.
Fund
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
AIM Variable Insurance Funds –	Invesco Aim Advisors,	Seeks growth of capital.
AIM V.I. Core Equity Fund	Inc.
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors, Inc.Limited

PRO.109622-08	45

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified portfolio that seeks to
Calvert Social Balanced	Management Company,	achieve a competitive total return through an
Portfolio	Inc.	actively managed portfolio of stocks, bonds
and money market instruments which offer
	Subadvisers: (equity	income and capital growth opportunity and
	Portion of Portfolio):	which satisfy the investment and social criteria.
New Amsterdam
Partners LLC and SSgA
Funds Management,
Inc.
Calvert Asset
Management Company,
Inc. manages fixed-
income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for
the Portfolio.
Fidelity ® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity ® VIP	Research Company
Contrafund ® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Fidelity ® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity ® VIP	Research Company	potential for capital appreciation. Seeks to
Equity-Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers:	yield on the securities comprising the Standard
	FMR Co., Inc., Fidelity	& Poor’s 500SM Index (S&P 500® ).
Research & Analysis
Company; Fidelity
Management &
Research (U.K) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

PRO.109622-08	46

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity ® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity ® VIP	Research Company
Growth Portfolio
Subadvisers:
FMR Co., Inc., Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Large Company Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
(American Century)
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc. (BAMCO)
ING Investors Trust – ING	Directed Services LLC	Seeks long-term capital growth.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Partners, Inc. – ING Davis	Directed Services LLC	A non-diversified portfolio that seeks long-term
New York Venture Portfolio		growth of capital.
Subadviser: Davis
Selected Advisers, L.P.
(Davis)
ING Partners, Inc. – ING	Directed Services LLC	Seeks growth from capital appreciation.
JPMorgan Mid Cap Value
Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
(JPMIM)

PRO.109622-08	47

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC
ING Investors Trust – ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Affiliated Portfolio		secondarily, current income.
Subadviser: Lord,
Abbett & Co. LLC
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital growth.
Neuberger Berman Partners
Portfolio	Subadviser: Neuberger
Berman Management
Inc. (Neuberger
Berman)
ING Partners, Inc. – ING OpCap	Directed Services LLC	Seeks capital growth, and secondarily,
Balanced Value Portfolio		investment income.
Subadviser:
Oppenheimer Capital
LLC (OpCap)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income
Oppenheimer Strategic Income		principally derived from interest on debt
Portfolio	Subadviser:	securities.
OppenheimerFunds,
Inc. (Oppenheimer)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital through investment in a
Opportunistic Large Cap		diversified portfolio consisting primarily of
Growth Portfolio	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks believed to offer growth
	Management Co.	potential.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic Large Cap Value		investment in a diversified portfolio of
Portfolio	Subadviser: ING	common stocks.
Investment
Management Co.
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.

PRO.109622-08	48

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC (Templeton)
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term capital appreciation.
Kampen Capital Growth
Portfolio	Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen

PRO.109622-08	49

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust – ING Van	Directed Services LLC	A non-diversified portfolio that seeks capital
Kampen Real Estate Portfolio		appreciation and secondarily seeks current
	Subadviser: Van	income.
Kampen
ING VP Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return,
consistent with reasonable safety of principal,
	Subadviser: ING	by investing in a diversified portfolio of one or
	Investment	more of the following asset classes: stocks,
	Management Co.	bonds and cash equivalents, based on the
judgment of the Portfolio’s management, of
which of those sectors or mix thereof offers the
best investment prospects.
ING Variable Funds – ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.
ING Investors Trust – ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI® EAFE Index”), while
	Management Advisors,	maintaining a market level of risk.
B.V.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus LargeCap		performance of the Standard & Poor’s 500
Portfolio	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus MidCap		performance of the Standard & Poor’s MidCap
Portfolio	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus SmallCap		performance of the Standard & Poor’s
Portfolio	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.
ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of
	Investment	debt securities.
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks capital appreciation.
VP International Value
Portfolio	Subadviser: ING
Investment
Management Co.
ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.

PRO.109622-08	50

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Small Company Portfolio		investment in a diversified portfolio of
	Subadviser: ING	common stocks and securities of companies
	Investment	with smaller market capitalizations.
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. – ING VP Strategic		preservation of capital.
Allocation Conservative	Subadviser: ING
Portfolio	Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING VP Strategic
Allocation Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING VP Strategic		capital appreciation, both realized and
Allocation Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.

PRO.109622-08	51

 APPENDIX III

CALCULATION OF PRESENT VALUE OF REMAINING
GUARANTEED VARIABLE OR
FIXED INCOME PAYMENTS
__________________________________________________________________________________

To the extent that the contracts allow for the full or partial withdrawal of the present value of remaining guaranteed variable or fixed income payments, the present value for each will be calculated as follows:

Withdrawals - Variable Income
The present value of remaining guaranteed variable income payments is calculated as follows:

                           Present Value = [ Units x Current Unit Value ] x Annuity Factor

Where Annuity Factor equals:

                           Annuity Factor = [ ( 1 - v ^ n ) / d ] x { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

                           Notes: [ ( 1 - v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

                                       { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

              i = ( 1 + AIR ) ^ ( 1 / mode )
              v = 1 / ( 1 + i )
              d = i / ( 1 + i )
              n = number of remaining guaranteed payments
              m = number of payments per year (mode)
              b = days until the next scheduled payment

This is calculated for each fund held and summed for a total present value amount.

PRO.109622-08	52

Withdrawals - Fixed Income
The present value of remaining guaranteed fixed income payments is calculated as follows:

                 Present Value = Fixed Benefit x Annuity Factor

Where Annuity Factor equals:

                 Annuity Factor = [ ( 1 - v ^ n ) / d ] x { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

                 Notes: [ ( 1 - v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

                             { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

                 i = ( 1 + adjusted contract rate ) ^ ( 1 / mode )
                 v = 1 / ( 1 + i )
                 d = i / ( 1 + i )
                 n = number of remaining guaranteed payments
                 m = number of payments per year (mode)
                 b = days until the next scheduled payment

Examples

Withdrawal (assuming variable income with one fund)
The present value of remaining guaranteed variable income payments is calculated as follows (assumes
24 remaining monthly payments will be fully withdrawn):

                 Let Units = 10 and Current Unit Value = $15,

                 Present Value = 10 x $15 x 22.8516 = $3,427.73

Where Annuity Factor equals:

                 [ ( 1 - 0.995942 ^ 24 ) / 0.004058 ] x { 1 / [ ( 1 + 0.004074 ) ^ ( 20 / ( 365 / 12 ) ) ] }
                 = 22.8516

Where:
                 Let AIR = 5%

                 i = ( 1 + 0.05 ) ^ ( 1 / 12 ) = 0.004074
                 v = 1 / ( 1 + 0.004074 ) = 0.995942
                 d = 0.004074 / ( 1 + 0.004074 ) = 0.004058
                 n = 24
                 m = 12
                 b = 20

PRO.109622-08	53

Withdrawals (assuming fixed income)
The present value of remaining guaranteed fixed income payments is calculated as follows (assumes 24 remaining monthly payments will be fully withdrawn) (using equivalent assumptions as the variable example to see the similarity):

                 Let Fixed Benefit = $150,

                 Present Value = $150 x 22.8516 = $3,427.73

Where Annuity Factor equals:

                 [ ( 1 - 0.995942 ^ 24 ) / 0.004058 ] x { 1 / [ ( 1 + 0.004074 ) ^ ( 20 / ( 365 / 12 ) ) ] }
                 = 22.8516

Where:

                 Let the Adjusted Contract Rate = 5%

                 i = ( 1 + 0.05 ) ^ ( 1 / 12 ) = 0.004074
                 v = 1 / ( 1 + 0.004074 ) = 0.995942
                 d = 0.004074 / ( 1 + 0.004074 ) = 0.004058
                 n = 24
                 m = 12
                 b = 20

PRO.109622-08	54

APPENDIX IV
CONDENSED FINANCIAL INFORMATION
__________________________________________________________________________________

TABLE I
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for annuity units outstanding throughout each period, unaudited)
_____________________________________________________________________________________________________________

	2007	2006	2005	2004
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.65	$10.46	$10.04	$10.07
Value at end of period	$11.41	$10.65	$10.46	$10.04
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.70	$10.47	$10.39	$10.03
Value at end of period	$12.10	$11.70	$10.47	$10.39
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.83	$10.40	$10.27	$10.03
Value at end of period	$10.64	$10.83	$10.40	$10.27
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.10	$12.26	$10.95	$10.02
Value at end of period	$14.74	$13.10	$12.26	$10.95
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.33	$10.71	$10.57	$10.03
Value at end of period	$11.97	$12.33	$10.71	$10.57
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.89	$9.67	$9.55	$10.08
Value at end of period	$12.01	$9.89	$9.67	$9.55
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.76	$12.29	$11.81	$10.02
Value at end of period	$12.86	$13.76	$12.29	$11.81
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.41	$9.99	$10.31	$10.04
Value at end of period	$10.70	$11.41	$9.99	$10.31
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.00	$11.77	$11.40	$10.06
Value at end of period	$12.08	$13.00	$11.77	$11.40

CFI 1

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.75	$12.47	$12.14	$10.05
Value at end of period	$13.96	$13.75	$12.47	$12.14
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.03
Value at end of period	$9.57
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.86	$9.96	$10.02	$10.08
Value at end of period	$10.82	$10.86	$9.96	$10.02
ING FMR® LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.66	$10.00
Value at end of period	$9.60	$9.66
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.64	$11.66	$11.07	$10.01
Value at end of period	$14.37	$13.64	$11.66	$11.07
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.31	$11.94	$11.50	$10.04
Value at end of period	$13.03	$13.31	$11.94	$11.50
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.43	$10.83	$10.15	$10.02
Value at end of period	$10.76	$11.43	$10.83	$10.15
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.57	$10.00
Value at end of period	$10.55	$10.57
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.25	$10.00
Value at end of period	$10.66	$10.25
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.88	$10.29	$10.47	$10.01
Value at end of period	$9.99	$10.88	$10.29	$10.47
ING OPPENHEIMER GLOBAL PORTFOLIO (
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.84	$11.25	$11.37
Value at end of period	$13.09	$12.84	$11.25

CFI 2

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.27	$9.90	$9.79
Value at end of period	$10.69	$10.27	$9.90
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.31	$10.49	$10.02	$10.04
Value at end of period	$11.63	$10.31	$10.49	$10.02
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.95	$10.77	$10.51	$10.03
Value at end of period	$11.78	$11.95	$10.77	$10.51
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.63	$9.67	$9.90	$10.00
Value at end of period	$10.08	$9.63	$9.67	$9.90
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.82	$10.00
Value at end of period	$8.75	$9.82
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.47	$10.24
Value at end of period	$11.57	$11.47
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.35	$10.00
Value at end of period	$10.51	$10.35
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.38	$10.00
Value at end of period	$10.50	$10.38
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.73	$11.23	$9.94	$10.07
Value at end of period	$12.72	$11.73	$11.23	$9.94
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.46	$10.56	$10.40	$10.01
Value at end of period	$12.05	$11.46	$10.56	$10.40
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.49	$10.27	$10.57	$10.04
Value at end of period	$11.78	$11.49	$10.27	$10.57

CFI 3

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.37	$11.29	$10.78	$10.06
Value at end of period	$11.97	$12.37	$11.29	$10.78
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.12	$10.93	$11.04	$10.04
Value at end of period	$11.33	$12.12	$10.93	$11.04
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.39	$10.56	$10.45
Value at end of period	$11.28	$11.39	$10.56
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.06	$10.00
Value at end of period	$9.52	$12.06
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.88	$10.33	$10.36	$10.03
Value at end of period	$10.99	$10.88	$10.33	$10.36
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.60	$10.61	$10.25	$10.04
Value at end of period	$11.92	$11.60	$10.61	$10.25
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.06
Value at end of period	$9.35
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.61	$10.58	$10.49	$10.05
Value at end of period	$11.66	$11.61	$10.58	$10.49
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.29	$11.73	$11.03	$10.05
Value at end of period	$12.40	$12.29	$11.73	$11.03
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.90	$11.85	$11.50	$10.09
Value at end of period	$11.58	$12.90	$11.85	$11.50
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.77	$9.81	$9.94	$10.00
Value at end of period	$9.91	$9.77	$9.81	$9.94

CFI 4

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$14.22	$11.48	$10.96	$9.95
Value at end of period	$15.44	$14.22	$11.48	$10.96
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.58	$9.54	$9.68	$10.00
Value at end of period	$9.64	$9.58	$9.54	$9.68
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.59	$11.26	$10.67	$10.14
Value at end of period	$12.76	$12.59	$11.26	$10.67
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.56	$10.18	$10.25	$10.03
Value at end of period	$10.69	$10.56	$10.18	$10.25
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.68	$10.78	$10.60	$10.03
Value at end of period	$11.74	$11.68	$10.78	$10.60
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.14	$10.47	$10.45	$10.04
Value at end of period	$11.24	$11.14	$10.47	$10.45
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.18	$12.27	$11.85	$10.07
Value at end of period	$12.69	$13.18	$12.27	$11.85

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
ASSUMED ANNUAL NET RETURN RATE OF 5.00%
(Selected data for annuity units outstanding throughout each period, unaudited)
_____________________________________________________________________________________________________________

	2007	2006	2005	2004
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.20	$10.17	$9.90	$10.07
Value at end of period	$10.77	$10.20	$10.17	$9.90

CFI 5

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.21	$10.17	$10.24	$10.03
Value at end of period	$11.43	$11.21	$10.17	$10.24
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.37	$10.11	$10.13	$10.03
Value at end of period	$10.05	$10.37	$10.11	$10.13
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.56	$11.91	$10.80	$10.02
Value at end of period	$13.92	$12.56	$11.91	$10.80
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.81	$10.41	$10.43	$10.03
Value at end of period	$11.31	$11.81	$10.41	$10.43
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.47	$9.40	$9.41	$10.08
Value at end of period	$11.34	$9.47	$9.40	$9.41
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.19	$11.95	$11.64	$10.02
Value at end of period	$12.14	$13.19	$11.95	$11.64
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.94	$9.71	$10.17	$10.04
Value at end of period	$10.11	$10.94	$9.71	$10.17
ING AMERICAN CENTURY SMALL-MID CAP VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.46	$11.44	$11.24	$10.06
Value at end of period	$11.41	$12.46	$11.44	$11.24
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.18	$12.12	$11.97	$10.05
Value at end of period	$13.19	$13.18	$12.12	$11.97
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.03	$9.69	$9.88	$10.08
Value at end of period	$9.48	$10.40	$9.69	$9.88
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.40	$9.69	$9.88	$10.08
Value at end of period	$10.22	$10.40	$9.69	$9.88

CFI 6

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.57	$10.00
Value at end of period	$9.37	$9.57
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.07	$11.34	$10.92	$10.01
Value at end of period	$13.57	$13.07	$11.34	$10.92
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.75	$11.60	$11.34	$10.04
Value at end of period	$12.31	$12.75	$11.60	$11.34
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.96	$10.53	$10.01	$10.02
Value at end of period	$10.16	$10.96	$10.53	$10.01
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.46	$10.00
Value at end of period	$10.30	$10.46
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.15	$10.00
Value at end of period	$10.40	$10.15
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.42	$10.00	$10.32	$10.01
Value at end of period	$9.44	$10.42	$10.00	$10.32
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$12.53	$11.25
Value at end of period	$12.59	$12.53
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.02	$9.79
Value at end of period	$10.28	$10.02
ING OPPORTUNISTIC LARGE CAP GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.88	$10.20	$9.88	$10.04
Value at end of period	$10.98	$9.88	$10.20	$9.88
ING OPPORTUNISTIC LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.45	$10.46	$10.36	$10.03
Value at end of period	$11.13	$11.45	$10.46	$10.36

CFI 7

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.23	$9.40	$9.76	$10.00
Value at end of period	$9.52	$9.23	$9.40	$9.76
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.77	$10.00
Value at end of period	$8.57	$9.77
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.27	$10.20
Value at end of period	$11.19	$11.27
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.25	$10.00
Value at end of period	$10.26	$10.25
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.28	$10.00
Value at end of period	$10.25	$10.28
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.44	$11.12	$9.80	$10.07
Value at end of period	$12.24	$11.44	$11.12	$9.80
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.98	$10.27	$10.25	$10.01
Value at end of period	$11.38	$10.98	$10.27	$10.25
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.00	$9.98	$10.42	$10.04
Value at end of period	$11.13	$11.00	$9.98	$10.42
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.85	$10.97	$10.63	$10.06
Value at end of period	$11.31	$11.85	$10.97	$10.63
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.62	$10.63	$10.88	$10.04
Value at end of period	$10.70	$11.62	$10.63	$10.88
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$11.11	$10.43
Value at end of period	$10.85	$11.11

CFI 8

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.94	$10.00
Value at end of period	$9.29	$11.94
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.43	$10.05	$10.21	$10.03
Value at end of period	$10.38	$10.43	$10.05	$10.21
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.11	$10.31	$10.11	$10.04
Value at end of period	$11.25	$11.11	$10.31	$10.11
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.06
Value at end of period	$9.32
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.12	$10.29	$10.35	$10.05
Value at end of period	$11.02	$11.12	$10.29	$10.35
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.77	$11.40	$10.87	$10.05
Value at end of period	$11.71	$11.77	$11.40	$10.87
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.36	$11.51	$11.34	$10.09
Value at end of period	$10.93	$12.36	$11.51	$11.34
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.36	$9.53	$9.80	$10.00
Value at end of period	$9.36	$9.36	$9.53	$9.80
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$13.63	$11.16	$10.81	$9.95
Value at end of period	$14.58	$13.63	$11.16	$10.81
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.18	$9.28	$9.55	$10.00
Value at end of period	$9.10	$9.18	$9.28	$9.55
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.06	$10.95	$10.52	$10.14
Value at end of period	$12.05	$12.06	$10.95	$10.52

CFI 9

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.12	$9.90	$10.10	$10.03
Value at end of period	$10.10	$10.12	$9.90	$10.10
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.19	$10.48	$10.46	$10.03
Value at end of period	$11.08	$11.19	$10.48	$10.46
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.67	$10.18	$10.30	$10.04
Value at end of period	$10.62	$10.67	$10.18	$10.30
LORD ABBETT SERIES FUND - MID-CAP VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.63	$11.93	$11.68	$10.07
Value at end of period	$11.98	$12.63	$11.93	$11.68

TABLE III
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95%
ASSUMED ANNUAL NET RETURN RATE OF 3.50%
(Selected data for annuity units outstanding throughout each period, unaudited)
_____________________________________________________________________________________________________________

	2006	2006	2005	2004
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.35	$10.26	$10.28	$10.03
Value at end of period	$11.62	$11.35	$10.26	$10.28
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.50	$10.19	$10.17	$10.03
Value at end of period	$10.22	$10.50	$10.19	$10.17
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.96	$10.50	$10.47	$10.03
Value at end of period	$11.50	$11.96	$10.50	$10.47
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.07	$9.80	$10.21	$10.04
Value at end of period	$10.28	$11.07	$9.80	$10.21

CFI 10

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.49	$10.00
Value at end of period	$10.37	$10.49
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.18	$10.00
Value at end of period	$10.48	$10.18
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.55	$10.08	$10.36	$10.01
Value at end of period	$9.60	$10.55	$10.08	$10.36
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.09	$9.72	$9.72
Value at end of period	$10.40	$10.09	$9.82
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.34	$9.48	$9.80	$10.00
Value at end of period	$9.68	$9.34	$9.48	$9.80
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.78	$10.00
Value at end of period	$8.62	$9.78
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.36	$10.00
Value at end of period	$10.34	$10.36
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.28	$10.00
Value at end of period	$10.34	$10.28
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.00	$11.06	$10.67	$10.06
Value at end of period	$11.50	$12.00	$11.06	$10.67
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.76	$10.72	$10.93	$10.04
Value at end of period	$10.89	$11.76	$10.72	$10.93
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.19	$10.38	$10.38
Value at end of period	$10.98	$11.19	$10.48

CFI 11

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.98	$10.00
Value at end of period	$9.36	$11.98
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.56	$10.13	$10.26	$10.03
Value at end of period	$10.56	$10.56	$10.13	$10.26
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.25	$10.40	$10.15	$10.04
Value at end of period	$11.44	$11.25	$10.40	$10.15
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.26	$10.37	$10.39	$10.05
Value at end of period	$11.20	$11.26	$10.37	$10.39
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.48	$9.61	$9.84	$10.00
Value at end of period	$9.52	$9.48	$9.61	$9.84
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.30	$9.35	$9.59	$10.00
Value at end of period	$9.26	$9.30	$9.35	$9.59
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.25	$9.98	$10.14	$10.03
Value at end of period	$10.27	$10.25	$9.98	$10.14
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.33	$10.56	$10.50	$10.03
Value at end of period	$11.27	$11.33	$10.56	$10.50
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.81	$10.26	$10.34	$10.03
Value at end of period	$10.80	$10.81	$10.26	$10.34

CFI 12

Condensed Financial Information (continued)
__________________________________________________________________________________

TABLE IV

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95%
ASSUMED ANNUAL NET RETURN RATE OF 5.00%
(Selected data for annuity units outstanding throughout each period, unaudited)
_____________________________________________________________________________________________________________

	2006	2006	2005	2004
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.88	$9.97	$10.14	$10.03
Value at end of period	$10.98	$10.88	$9.97	$10.14
CALVERT SOCIAL BALANCED PORTFOLIO (CVS)
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.06	$9.91	$10.03	$10.03
Value at end of period	$9.65	$10.06	$9.91	$10.03
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.46	$10.21	$10.32	$10.03
Value at end of period	$10.86	$11.46	$10.21	$10.32
ING AMERICAN CENTURY LARGE COMPANY VALUE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.61	$9.52	$10.07	$10.04
Value at end of period	$9.71	$10.61	$9.52	$10.07
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.39	$10.00
Value at end of period	$10.12	$10.39
ING NEUBERGER BERMAN PARTNERS PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.09	$10.00
Value at end of period	$10.23	$10.09
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.11	$9.80	$10.22	$10.01
Value at end of period	$9.06	$10.11	$9.80	$10.22
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.85	$9.72
Value at end of period	$10.00	$9.85
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.95	$9.22	$9.67	$9.99
Value at end of period	$9.14	$8.95	$9.22	$9.67

CFI 13

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$9.73	$10.00
Value at end of period	$8.45	$9.73
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.26	$10.00
Value at end of period	$10.09	$10.26
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.18	$10.00
Value at end of period	$10.09	$10.18
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.50	$10.75	$10.53	$10.06
Value at end of period	$10.86	$11.50	$10.75	$10.53
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.27	$10.42	$10.78	$10.04
Value at end of period	$10.28	$11.27	$10.42	$10.78
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.92	$10.38
Value at end of period	$10.56	$10.92
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.86	$10.00
Value at end of period	$9.13	$11.86
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.12	$9.85	$10.11	$10.03
Value at end of period	$9.97	$10.12	$9.85	$10.11
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.78	$10.11	$10.01	$10.04
Value at end of period	$10.81	$10.78	$10.11	$10.01
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.79	$10.08	$10.24	$10.05
Value at end of period	$10.58	$10.79	$10.08	$10.24
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.08	$9.34	$9.70	$10.00
Value at end of period	$8.99	$9.08	$9.34	$9.70

CFI 14

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.91	$9.09	$9.45	$9.99
Value at end of period	$8.74	$8.91	$9.09	$9.45
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.82	$9.70	$10.00	$10.03
Value at end of period	$9.70	$9.82	$9.70	$10.00
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.86	$10.27	$10.35	$10.03
Value at end of period	$10.65	$10.86	$10.27	$10.35
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.36	$9.97	$10.20	$10.03
Value at end of period	$10.20	$10.36	$9.97	$10.20

CFI 15

FOR MASTER APPLICATIONS ONLY
__________________________________________________________________________________

I hereby acknowledge receipt of a Variable Account C prospectus dated April 28, 2008, as well as all current prospectuses for the funds available under the Contracts.

____ Please send an Account C Statement of Additional Information (Form No. SAI.109622-08) dated April 28,
2008.

CONTRACT HOLDER’S SIGNATURE
_____________________________________________________________________________________________________________

DATE
_____________________________________________________________________________________________________________

PRO.109622-08 (04/08)

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY
__________________________________________________________________________________

Statement of Additional Information
dated
April 28, 2008

ING Flexible Income Annuity

A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the separate account) dated April 28, 2008.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2007, the Company had $62 billion invested through its products, including $49 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). Based on assets, ING Life Insurance and Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of
July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way,
Windsor, Connecticut 06095-4774.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)	ING Pioneer Mid Cap Value Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
Calvert Social Balanced Portfolio (CVS)	(I Class)
Fidelity ® VIP Contrafund ® Portfolio (Initial Class)	ING T. Rowe Price Growth Equity Portfolio (I Class)
Fidelity ® VIP Equity-Income Portfolio (Initial Class)	ING Templeton Foreign Equity Portfolio (I Class)
Fidelity ® VIP Growth Portfolio (Initial Class)	ING Thornburg Value Portfolio (I Class)
Franklin Small Cap Value Securities Fund (Class 2)	ING UBS U.S. Large Cap Equity Portfolio (I Class)
ING American Century Large Company Value Portfolio	ING Van Kampen Capital Growth Portfolio (Class I)
(S Class)	ING Van Kampen Comstock Portfolio (S Class)
ING American Century Small-Mid Cap Value Portfolio	ING Van Kampen Equity and Income Portfolio (I Class)
(S Class)	ING Van Kampen Real Estate Portfolio (Class I)
ING Baron Small Cap Growth Portfolio (Service Class)	ING VP Balanced Portfolio, Inc. (Class I)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING VP Growth and Income Portfolio (Class I)
ING Davis New York Venture Portfolio (S Class) (1)	ING VP Index Plus International Equity Portfolio (Class I)
ING JPMorgan Mid Cap Value Portfolio (S Class)	ING VP Index Plus LargeCap Portfolio (Class I)
ING Legg Mason Partners Aggressive Growth Portfolio	ING VP Index Plus MidCap Portfolio (Class I)
(I Class)	ING VP Index Plus SmallCap Portfolio (Class I)
ING Lord Abbett Affiliated Portfolio (Class I)	ING VP Intermediate Bond Portfolio (Class I)
ING Neuberger Berman Partners Portfolio (S Class)	ING VP International Value Portfolio (Class I)
ING OpCap Balanced Value Portfolio (S Class)	ING VP Money Market Portfolio (Class I)
ING Oppenheimer Global Portfolio (I Class)	ING VP Small Company Portfolio (Class I)
ING Oppenheimer Strategic Income Portfolio (I Class)	ING VP Strategic Allocation Conservative Portfolio
ING Opportunistic Large Cap Growth Portfolio (Class I) (1)	(Class I) (2)
ING Opportunistic Large Cap Value Portfolio (Class I) (1)	ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING PIMCO Total Return Portfolio (S Class)	ING VP Strategic Allocation Moderate Portfolio (Class I) (2)
ING Pioneer Equity Income Portfolio (Class I)	Lord Abbett Series Fund - Mid-Cap Value Portfolio
ING Pioneer Fund Portfolio (Class I)	(Class VC)
ING Pioneer High Yield Portfolio (I Class)

(1)	This fund has changed its name to the name listed above. See Appendix II - Description of Underlying Funds in the
prospectus for a complete list of former and current fund names.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and
Expenses” for additional information.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACT

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of
Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled “Purchase.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2007, 2006 and 2005 amounted to approximately $44,267,199.63, $43,390,180.16 and
$36,978,063.93, respectively. These amounts reflect approximate compensation paid to ING Financial
Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and
Annuity Company.

INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a
5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see “Calculating Variable Income Payments” in the prospectus);
such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:
Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the annuity unit on the contract effective date is 13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date’s annuity unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above.

Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5%
assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as
The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an Independent
Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity
Company and Variable Annuity Account C.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2007
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:
      AIM Mid Cap Core Equity Fund - Class A
      AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
      AIM Global Health Care Fund - Investor Class
AIM Variable Insurance Funds:
      AIM V.I. Capital Appreciation Fund - Series I Shares
      AIM V.I. Core Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
      AllianceBernstein Growth and Income Fund, Inc. - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
      AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
      Allianz NFJ Small-Cap Value - Class A
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-3
American Century Quantitative Equity Funds, Inc.:
      American Century Income & Growth Fund - A Class
Ariel Investment Trust:
      Ariel Appreciation Fund
      Ariel Fund
Baron Investment Funds Trust:
      Baron Asset Fund
      Baron Growth Fund
Calvert Variable Series, Inc.:
      Calvert Social Balanced Portfolio
Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
DWS Institutional Funds:
      DWS Equity 500 Index Fund - Class S
EuroPacific Growth Fund®:
      EuroPacific Growth Fund® - Class R-3
      EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
      Evergreen Equity Income Fund - Class I
      Evergreen Special Values Fund - Class A
Fidelity® Advisor Series I:
      Fidelity® Advisor Mid Cap Fund - Class T
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
      Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund® Portfolio - Initial Class
      Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
      Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
      Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
      Mutual Discovery Fund - Class R
Franklin Strategic Series:
      Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
      Franklin Small Cap Value Securities Fund - Class 2
ING Equity Trust:
      ING Financial Services Fund - Class A
      ING Real Estate Fund - Class A
ING Funds Trust:
      ING GNMA Income Fund - Class A
      ING Intermediate Bond Fund - Class A
ING GET Fund:
      ING GET Fund - Series Q
      ING GET Fund - Series S
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio - Service
            Class
      ING BlackRock Large Cap Growth Portfolio - Institutional Class
      ING BlackRock Large Cap Growth Portfolio - Service Class
      ING BlackRock Large Cap Growth Portfolio - Service 2 Class
      ING Evergreen Health Sciences Portfolio - Service Class
      ING Evergreen Omega Portfolio - Service Class
      ING FMRSM Diversified Mid Cap Portfolio - Service Class
      ING FMRSM Large Cap Growth Portfolio - Institutional Class
      ING FMRSM Large Cap Growth Portfolio - Service Class
      ING Global Resources Portfolio - Institutional Class
      ING Global Resources Portfolio - Service Class
      ING Janus Contrarian Portfolio - Service Class
      ING JPMorgan Emerging Markets Equity Portfolio - Adviser
            Class
      ING JPMorgan Emerging Markets Equity Portfolio - Institutional
            Class
      ING JPMorgan Emerging Markets Equity Portfolio - Service
            Class
      ING JPMorgan Small Cap Core Equity Portfolio - Service Class
      ING JPMorgan Value Opportunities Portfolio - Institutional
            Class

ING Investors Trust (continued):
      ING JPMorgan Value Opportunities Portfolio - Service Class
      ING Julius Baer Foreign Portfolio - Service Class
      ING Legg Mason Partners All Cap Portfolio - Service Class
      ING Legg Mason Value Portfolio - Service Class
      ING Lord Abbett Affiliated Portfolio - Institutional Class
      ING Lord Abbett Affiliated Portfolio - Service Class
      ING Marsico Growth Portfolio - Service Class
      ING Marsico International Opportunities Portfolio - Adviser
            Class
      ING Marsico International Opportunities Portfolio - Service
            Class
      ING MFS Total Return Portfolio - Adviser Class
      ING MFS Total Return Portfolio - Institutional Class
      ING MFS Total Return Portfolio - Service Class
      ING MFS Utilities Portfolio - Service Class
      ING Oppenheimer Main Street Portfolio® - Service Class
      ING PIMCO High Yield Portfolio - Institutional Class
      ING PIMCO High Yield Portfolio - Service Class
      ING Pioneer Equity Income Portfolio - Institutional Class
      ING Pioneer Fund Portfolio - Institutional Class
      ING Pioneer Fund Portfolio - Service Class
      ING Pioneer Mid Cap Value Portfolio - Institutional Class
      ING Pioneer Mid Cap Value Portfolio - Service Class
      ING Stock Index Portfolio - Institutional Class
      ING T. Rowe Price Capital Appreciation Portfolio - Service
            Class
      ING T. Rowe Price Equity Income Portfolio - Adviser Class
      ING T. Rowe Price Equity Income Portfolio - Service Class
      ING Templeton Global Growth Portfolio - Institutional Class
      ING Templeton Global Growth Portfolio - Service Class
      ING Van Kampen Capital Growth Portfolio - Service Class
      ING Van Kampen Growth and Income Portfolio - Service Class
      ING Van Kampen Real Estate Portfolio - Institutional Class
      ING Van Kampen Real Estate Portfolio - Service Class
      ING VP Index Plus International Equity Portfolio - Institutional
            Class
      ING VP Index Plus International Equity Portfolio - Service Class
      ING Wells Fargo Disciplined Value Portfolio - Adviser Class
      ING Wells Fargo Disciplined Value Portfolio - Service Class
      ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Mutual Funds:
      ING International Growth Opportunities Fund - Class Q
      ING International SmallCap Fund - Class A
ING Partners, Inc.:
      ING American Century Large Company Value Portfolio -
            Adviser Class
      ING American Century Large Company Value Portfolio -
            Service Class
      ING American Century Select Portfolio - Initial Class
      ING American Century Select Portfolio - Service Class
      ING American Century Small-Mid Cap Value Portfolio - Adviser
            Class
      ING American Century Small-Mid Cap Value Portfolio - Service
            Class
      ING Baron Asset Portfolio - Service Class
      ING Baron Small Cap Growth Portfolio - Adviser Class
      ING Baron Small Cap Growth Portfolio - Service Class
      ING Columbia Small Cap Value II Portfolio - Service Class
      ING Davis New York Venture Portfolio - Service Class
      ING Fidelity® VIP Mid Cap Portfolio - Service Class

ING Partners, Inc. (continued):
      ING Fundamental Research Portfolio - Adviser Class
      ING Fundamental Research Portfolio - Service Class
      ING Goldman Sachs® Capital Growth Portfolio - Service Class
      ING Goldman Sachs® Structured Equity Portfolio - Adviser
            Class
      ING JPMorgan International Portfolio - Adviser Class
      ING JPMorgan International Portfolio - Initial Class
      ING JPMorgan International Portfolio - Service Class
      ING JPMorgan Mid Cap Value Portfolio - Adviser Class
      ING JPMorgan Mid Cap Value Portfolio - Service Class
      ING Legg Mason Partners Aggressive Growth Portfolio -
            Adviser Class
      ING Legg Mason Partners Aggressive Growth Portfolio - Initial
             Class
      ING Legg Mason Partners Aggressive Growth Portfolio - Service
            Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
            Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Initial
            Class
      ING Neuberger Berman Partners Portfolio - Service Class
      ING Neuberger Berman Regency Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Service Class
      ING Oppenheimer Global Portfolio - Adviser Class
      ING Oppenheimer Global Portfolio - Initial Class
      ING Oppenheimer Global Portfolio - Service Class
      ING Oppenheimer Strategic Income Portfolio - Adviser Class
      ING Oppenheimer Strategic Income Portfolio - Initial Class
      ING PIMCO Total Return Portfolio - Adviser Class
      ING PIMCO Total Return Portfolio - Service Class
      ING Pioneer High Yield Portfolio - Initial Class
      ING Pioneer High Yield Portfolio - Service Class
      ING Solution 2015 Portfolio - Adviser Class
      ING Solution 2015 Portfolio - Service Class
      ING Solution 2025 Portfolio - Adviser Class
      ING Solution 2025 Portfolio - Service Class
      ING Solution 2035 Portfolio - Adviser Class
      ING Solution 2035 Portfolio - Service Class
      ING Solution 2045 Portfolio - Adviser Class
      ING Solution 2045 Portfolio - Service Class
      ING Solution Income Portfolio - Adviser Class
      ING Solution Income Portfolio - Service Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Adviser Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Initial Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Service Class
      ING T. Rowe Price Growth Equity Portfolio - Adviser Class
      ING T. Rowe Price Growth Equity Portfolio - Initial Class
      ING T. Rowe Price Growth Equity Portfolio - Service Class
      ING Templeton Foreign Equity Portfolio - Service Class
      ING Thornburg Value Portfolio - Adviser Class
      ING Thornburg Value Portfolio - Initial Class
      ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
      ING UBS U.S. Large Cap Equity Portfolio - Initial Class
      ING UBS U.S. Large Cap Equity Portfolio - Service Class
      ING UBS U.S. Small Cap Growth Portfolio - Service Class
      ING Van Kampen Comstock Portfolio - Adviser Class

ING Partners, Inc. (continued):
      ING Van Kampen Comstock Portfolio - Service Class
      ING Van Kampen Equity and Income Portfolio - Adviser Class
      ING Van Kampen Equity and Income Portfolio - Initial Class
      ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
      ING VP Strategic Allocation Conservative Portfolio - Class I
      ING VP Strategic Allocation Growth Portfolio - Class I
      ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
      ING VP Growth and Income Portfolio - Class A
      ING VP Growth and Income Portfolio - Class I
      ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
      ING GET U.S. Core Portfolio - Series 1
      ING GET U.S. Core Portfolio - Series 2
      ING GET U.S. Core Portfolio - Series 3
      ING GET U.S. Core Portfolio - Series 5
      ING GET U.S. Core Portfolio - Series 6
      ING GET U.S. Core Portfolio - Series 7
      ING GET U.S. Core Portfolio - Series 8
      ING GET U.S. Core Portfolio - Series 9
      ING GET U.S. Core Portfolio - Series 10
      ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio - Class I
      ING VP Growth Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class S
      ING VP Index Plus MidCap Portfolio - Class I
      ING VP Index Plus MidCap Portfolio - Class S
      ING VP Index Plus SmallCap Portfolio - Class I
      ING VP Index Plus SmallCap Portfolio - Class S
      ING VP International Equity Portfolio - Class I
      ING VP International Equity Portfolio - Class S
      ING VP Small Company Portfolio - Class I
      ING VP Small Company Portfolio - Class S
      ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
      ING VP Financial Services Portfolio - Class I
      ING VP International Value Portfolio - Class I
      ING VP International Value Portfolio - Class S
      ING VP MidCap Opportunities Portfolio - Class I
      ING VP MidCap Opportunities Portfolio - Class S
      ING VP Real Estate Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
      ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
      ING VP Intermediate Bond Portfolio - Class I
      ING VP Intermediate Bond Portfolio - Class S
ING VP Money Market Portfolio:
      ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
      ING VP Natural Resources Trust
Janus Adviser Series:
      Janus Adviser Balanced Fund - Class S

Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio - Institutional Shares
      Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
      Janus Aspen Series Large Cap Growth Portfolio - Institutional
            Shares
      Janus Aspen Series Mid Cap Growth Portfolio - Institutional
            Shares
      Janus Aspen Series Worldwide Growth Portfolio - Institutional
            Shares
Lazard Funds, Inc.:
      Lazard Mid Cap Portfolio - Open Shares
Legg Mason Value Trust, Inc.:
      Legg Mason Value Trust, Inc. - Primary Class
LKCM Funds:
      LKCM Aquinas Growth Fund
Lord Abbett Affiliated Fund, Inc.:
      Lord Abbett Affiliated Fund - Class A
Lord Abbett Mid Cap Value Fund, Inc.:
      Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Lord Abbett Research Fund, Inc.:
      Lord Abbett Small-Cap Value Fund - Class A
Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Growth and Income Portfolio -
            Class VC
      Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
      Massachusetts Investors Growth Stock Fund - Class A
MFS® Variable Insurance TrustSM:
      MFS® Total Return Series - Initial Class
Moderate Allocation Portfolio:
      Moderate Allocation Portfolio
Neuberger Berman Equity Funds®:
      Neuberger Berman Socially Responsive Fund® - Trust Class
New Perspective Fund®, Inc.:
      New Perspective Fund®, Inc. - Class R-3
      New Perspective Fund®, Inc. - Class R-4
Oppenheimer Capital Appreciation Fund:
      Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
      Oppenheimer Developing Markets Fund - Class A
Oppenheimer Global Fund:
      Oppenheimer Global Fund - Class A
Oppenheimer Main Street Funds®, Inc.:
      Oppenheimer Main Street Fund® - Class A
Oppenheimer Variable Account Funds:
      Oppenheimer Global Securities/VA
      Oppenheimer Main Street Fund®/VA
      Oppenheimer Main Street Small Cap Fund®/VA
      Oppenheimer Mid Cap Fund/VA
      Oppenheimer Strategic Bond Fund/VA
Pax World Fund Series Trust I:
      Pax World Balanced Fund
PIMCO Variable Insurance Trust:
      PIMCO Real Return Portfolio - Administrative Class
Pioneer Fund:
      Pioneer Fund - Class A
Pioneer High Yield Fund:
      Pioneer High Yield Fund - Class A

Pioneer Variable Contracts Trust:
      Pioneer Emerging Markets VCT Portfolio - Class I
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Fund VCT Portfolio - Class I
      Pioneer High Yield VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I
Premier VIT:
      Premier VIT OpCap Mid Cap Portfolio
T. Rowe Price Mid-Cap Value Fund, Inc.:
      T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
      T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
      Templeton Foreign Fund - Class A
Templeton Growth Fund, Inc.:
      Templeton Growth Fund, Inc. - Class A
Templeton Income Trust:
      Templeton Global Bond Fund - Class A
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-3
      The Growth Fund of America® - Class R-4

The Income Fund of America®, Inc.:
      The Income Fund of America® - Class R-3
UBS Funds:
      UBS U.S. Small Cap Growth Fund - Class A
Vanguard® Variable Insurance Fund:
      Diversified Value Portfolio
      Equity Income Portfolio
      Small Company Growth Portfolio
Wanger Advisors Trust:
      Wanger International Small Cap
      Wanger Select
      Wanger U.S. Smaller Companies
Washington Mutual Investors FundSM, Inc.:
      Washington Mutual Investors FundSM, Inc. - Class R-3
      Washington Mutual Investors FundSM, Inc. - Class R-4
Wells Fargo Funds Trust:
      Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2008

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Assets
Investments in mutual funds
at fair value	$ 270	$ 34	$ 144	$ 33,456	$ 48,225
Total assets	270	34	144	33,456	48,225
Net assets	$ 270	$ 34	$ 144	$ 33,456	$ 48,225
Net assets
Accumulation units	$ 270	$ 34	$ 144	$ 33,354	$ 48,130
Contracts in payout (annuitization)	-	-	-	102	95
Total net assets	$ 270	$ 34	$ 144	$ 33,456	$ 48,225
Total number of mutual fund shares	11,413	1,175	4,994	1,139,124	1,656,638
Cost of mutual fund shares	$ 316	$ 37	$ 152	$ 27,855	$ 37,712

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

American
				American	Century
	AllianceBernstein	AllianceBernstein	Allianz NFJ	Balanced	Income &
	Growth and Income	Growth and Income	Small-Cap	Fund® - Class	Growth Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Value - Class A	R-3	A Class
Assets
Investments in mutual funds
at fair value	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Total assets	120	645	454	6,361	5,597
Net assets	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Net assets
Accumulation units	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Total number of mutual fund shares	28,227	24,053	15,323	330,618	193,992
Cost of mutual fund shares	$ 122	$ 622	$ 480	$ 6,108	$ 6,065

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Capital One
	Ariel		Calvert Social	Mid Cap	DWS Equity
	Appreciation		Balanced	Equity Fund -	500 Index Fund
	Fund	Ariel Fund	Portfolio	Class A	- Class S
Assets
Investments in mutual funds
at fair value	$ 578	$ 838	$ 59,468	$ 87	$ 228
Total assets	578	838	59,468	87	228
Net assets	$ 578	$ 838	$ 59,468	$ 87	$ 228
Net assets
Accumulation units	$ 578	$ 838	$ 59,357	$ 87	$ 228
Contracts in payout (annuitization)	-	-	111	-	-
Total net assets	$ 578	$ 838	$ 59,468	$ 87	$ 228
Total number of mutual fund shares	13,423	18,055	31,005,109	5,680	1,384
Cost of mutual fund shares	$ 639	$ 946	$ 57,561	$ 101	$ 209

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Fidelity® VIP
	EuroPacific	EuroPacific	Evergreen	Evergreen	Equity-Income
	Growth Fund®	Growth Fund®	Equity Income	Special Values	Portfolio -
	- Class R-3	- Class R-4	Fund - Class I	Fund - Class A	Initial Class
Assets
Investments in mutual funds
at fair value	$ 9,594	$ 212,894	$ 3,826	$ 94,562	$ 426,528
Total assets	9,594	212,894	3,826	94,562	426,528
Net assets	$ 9,594	$ 212,894	$ 3,826	$ 94,562	$ 426,528
Net assets
Accumulation units	$ 9,594	$ 212,894	$ -	$ 94,562	$ 421,309
Contracts in payout (annuitization)	-	-	3,826	-	5,219
Total net assets	$ 9,594	$ 212,894	$ 3,826	$ 94,562	$ 426,528
Total number of mutual fund shares	191,660	4,244,295	341,324	4,624,050	17,838,886
Cost of mutual fund shares	$ 9,072	$ 189,126	$ 3,829	$ 121,078	$ 413,003

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 329,714	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698
Total assets	329,714	7,556	60,698	1,311,557	126,698
Net assets	$ 329,714	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698
Net assets
Accumulation units	$ 329,294	$ 7,477	$ 60,698	$ 1,300,873	$ 126,698
Contracts in payout (annuitization)	420	79	-	10,684	-
Total net assets	$ 329,714	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698
Total number of mutual fund shares	7,307,496	1,263,608	2,397,252	47,009,196	772,457
Cost of mutual fund shares	$ 266,352	$ 8,088	$ 48,944	$ 1,234,269	$ 99,635

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Asset		Franklin Small-	Franklin Small
	Mid Cap	ManagerSM	Mutual	Mid Cap	Cap Value
	Portfolio -	Portfolio -	Discovery Fund	Growth Fund -	Securities Fund
	Initial Class	Initial Class	- Class R	Class A	- Class 2
Assets
Investments in mutual funds
at fair value	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 91,636
Total assets	9,972	20,260	2,445	767	91,636
Net assets	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 91,636
Net assets
Accumulation units	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 90,443
Contracts in payout (annuitization)	-	-	-	-	1,193
Total net assets	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 91,636
Total number of mutual fund shares	275,772	1,222,719	76,764	21,672	5,358,854
Cost of mutual fund shares	$ 9,403	$ 17,588	$ 2,245	$ 827	$ 90,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
				ING	AllianceBernstein
	ING Financial	ING Real	ING GNMA	Intermediate	Mid Cap Growth
	Services Fund -	Estate Fund -	Income Fund -	Bond Fund -	Portfolio - Service
	Class A	Class A	Class A	Class A	Class
Assets
Investments in mutual funds
at fair value	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Total assets	136	1,923	1,405	3,064	3,891
Net assets	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Net assets
Accumulation units	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Total number of mutual fund shares	7,755	138,917	166,519	298,383	221,727
Cost of mutual fund shares	$ 171	$ 2,384	$ 1,391	$ 3,046	$ 3,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	ING Evergreen	ING Evergreen
	Portfolio -	Growth	Growth	Health Sciences	Omega
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 115,938	$ 43	$ 147	$ 6,256	$ -
Total assets	115,938	43	147	6,256	-
Net assets	$ 115,938	$ 43	$ 147	$ 6,256	$ -
Net assets
Accumulation units	$ 115,617	$ 43	$ 147	$ 6,256	$ -
Contracts in payout (annuitization)	321	-	-	-	-
Total net assets	$ 115,938	$ 43	$ 147	$ 6,256	$ -
Total number of mutual fund shares	9,364,952	3,525	12,059	491,817	19
Cost of mutual fund shares	$ 117,872	$ 43	$ 149	$ 5,911	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING FMRSM
		Large Cap	ING FMRSM	ING Global
	ING FMRSM	Growth	Large Cap	Resources	ING Global
	Diversified Mid	Portfolio -	Growth	Portfolio -	Resources
	Cap Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Total assets	19,443	142	-	44	109,431
Net assets	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Net assets
Accumulation units	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Total number of mutual fund shares	1,275,802	12,585	9	1,670	4,178,369
Cost of mutual fund shares	$ 17,546	$ 142	$ -	$ 40	$ 91,317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging	Small Cap Core
	Contrarian	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Total assets	4,611	368	43,831	40,173	2,468
Net assets	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Net assets
Accumulation units	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Total number of mutual fund shares	260,497	13,914	1,633,060	1,500,129	185,972
Cost of mutual fund shares	$ 4,598	$ 332	$ 31,262	$ 30,348	$ 2,687

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING JPMorgan				ING Lord
	Value	ING JPMorgan			Abbett
	Opportunities	Value	ING Julius	ING Legg	Affiliated
	Portfolio -	Opportunities	Baer Foreign	Mason Value	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 131,763
Total assets	72	1,839	59,851	4,394	131,763
Net assets	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 131,763
Net assets
Accumulation units	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 130,367
Contracts in payout (annuitization)	-	-	-	-	1,396
Total net assets	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 131,763
Total number of mutual fund shares	6,094	156,510	3,254,521	420,040	10,391,386
Cost of mutual fund shares	$ 83	$ 2,020	$ 52,811	$ 4,593	$ 129,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Lord		ING Marsico	ING Marsico
	Abbett	ING Marsico	International	International	ING MFS Total
	Affiliated	Growth	Opportunities	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Total assets	516	4,327	64	12,551	567
Net assets	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Net assets
Accumulation units	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Total number of mutual fund shares	40,686	228,594	3,768	736,100	31,533
Cost of mutual fund shares	$ 546	$ 3,890	$ 66	$ 11,163	$ 583

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING MFS Total			ING	ING PIMCO
	Return	ING MFS Total	ING MFS	Oppenheimer	High Yield
	Portfolio -	Return	Utilities	Main Street	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio® -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Total assets	81,146	33,604	37,523	2,004	800
Net assets	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Net assets
Accumulation units	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Total number of mutual fund shares	4,443,913	1,843,340	2,103,324	97,866	80,978
Cost of mutual fund shares	$ 80,274	$ 34,116	$ 33,495	$ 2,023	$ 810

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Pioneer			ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer		Mid Cap Value
	High Yield	Portfolio -	Fund Portfolio	ING Pioneer	Portfolio -
	Portfolio -	Institutional	- Institutional	Fund Portfolio	Institutional
	Service Class	Class	Class	- Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 5,722	$ 156,482	$ 16,489	$ 111	$ 96,991
Total assets	5,722	156,482	16,489	111	96,991
Net assets	$ 5,722	$ 156,482	$ 16,489	$ 111	$ 96,991
Net assets
Accumulation units	$ 5,722	$ 153,165	$ 16,215	$ 111	$ 95,748
Contracts in payout (annuitization)	-	3,317	274	-	1,243
Total net assets	$ 5,722	$ 156,482	$ 16,489	$ 111	$ 96,991
Total number of mutual fund shares	578,521	17,045,978	1,252,966	8,451	7,840,810
Cost of mutual fund shares	$ 5,908	$ 161,834	$ 16,406	$ 111	$ 99,133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Total assets	16	3,588	168,990	1,151	101,704
Net assets	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Net assets
Accumulation units	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Total number of mutual fund shares	1,304	277,290	6,844,460	76,762	6,682,257
Cost of mutual fund shares	$ 16	$ 3,376	$ 176,538	$ 1,199	$ 94,539

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Van
	ING Templeton		ING Van	Kampen	ING Van
	Global Growth	ING Templeton	Kampen	Growth and	Kampen Real
	Portfolio -	Global Growth	Capital Growth	Income	Estate Portfolio
	Institutional	Portfolio -	Portfolio -	Portfolio -	- Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,186	$ 2,833	$ 87	$ 17,288	$ 942
Total assets	1,186	2,833	87	17,288	942
Net assets	$ 1,186	$ 2,833	$ 87	$ 17,288	$ 942
Net assets
Accumulation units	$ 1,186	$ 2,833	$ 87	$ 17,288	$ -
Contracts in payout (annuitization)	-	-	-	-	942
Total net assets	$ 1,186	$ 2,833	$ 87	$ 17,288	$ 942
Total number of mutual fund shares	82,506	196,851	6,228	644,109	33,000
Cost of mutual fund shares	$ 1,192	$ 2,881	$ 78	$ 17,841	$ 1,191

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Index
		Plus	ING VP Index
		International	Plus	ING Wells	ING Wells
	ING Van	Equity	International	Fargo	Fargo
	Kampen Real	Portfolio -	Equity	Disciplined	Disciplined
	Estate Portfolio	Institutional	Portfolio -	Value Portfolio	Value Portfolio
	- Service Class	Class	Service Class	- Adviser Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 20,838	$ 22,362	$ 7,116	$ 3	$ 1,123
Total assets	20,838	22,362	7,116	3	1,123
Net assets	$ 20,838	$ 22,362	$ 7,116	$ 3	$ 1,123
Net assets
Accumulation units	$ 20,838	$ 20,893	$ 7,116	$ 3	$ 1,123
Contracts in payout (annuitization)	-	1,469	-	-	-
Total net assets	$ 20,838	$ 22,362	$ 7,116	$ 3	$ 1,123
Total number of mutual fund shares	733,482	1,578,152	503,942	157	66,324
Cost of mutual fund shares	$ 27,567	$ 22,666	$ 7,207	$ 3	$ 1,210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Wells	ING		ING American	ING American
	Fargo Small	International	ING	Century Large	Century Large
	Cap Disciplined	Growth	International	Company	Company
	Portfolio -	Opportunities	SmallCap Fund	Value Portfolio	Value Portfolio
	Service Class	Fund - Class Q	- Class A	- Adviser Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,430
Total assets	1,022	11	2,221	86	4,430
Net assets	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,430
Net assets
Accumulation units	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,222
Contracts in payout (annuitization)	-	-	-	-	208
Total net assets	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,430
Total number of mutual fund shares	93,200	912	46,021	6,042	306,172
Cost of mutual fund shares	$ 1,075	$ 11	$ 2,458	$ 89	$ 4,487

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Baron
	Century Small-	Century Small-		Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Adviser Class	Service Class	- Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 37	$ 28,635	$ 3,217	$ 257	$ 108,700
Total assets	37	28,635	3,217	257	108,700
Net assets	$ 37	$ 28,635	$ 3,217	$ 257	$ 108,700
Net assets
Accumulation units	$ 37	$ 28,282	$ 3,217	$ 257	$ 108,067
Contracts in payout (annuitization)	-	353	-	-	633
Total net assets	$ 37	$ 28,635	$ 3,217	$ 257	$ 108,700
Total number of mutual fund shares	3,323	2,511,819	266,102	13,408	5,588,712
Cost of mutual fund shares	$ 43	$ 30,238	$ 3,146	$ 257	$ 87,530

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Columbia
	Small Cap	ING Davis New	ING Fidelity®	ING JPMorgan	ING JPMorgan
	Value II	York Venture	VIP Mid Cap	International	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 796	$ 11,313	$ 4,044	$ 191	$ 142,311
Total assets	796	11,313	4,044	191	142,311
Net assets	$ 796	$ 11,313	$ 4,044	$ 191	$ 142,311
Net assets
Accumulation units	$ 796	$ 11,249	$ 4,044	$ 191	$ 140,290
Contracts in payout (annuitization)	-	64	-	-	2,021
Total net assets	$ 796	$ 11,313	$ 4,044	$ 191	$ 142,311
Total number of mutual fund shares	76,234	554,842	257,280	11,128	8,122,764
Cost of mutual fund shares	$ 824	$ 10,282	$ 3,961	$ 194	$ 95,173

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING Legg	ING Legg
				Mason	Mason
				Partners	Partners
	ING JPMorgan	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive
	International	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 31	$ 386	$ 34,984	$ 96	$ 161,023
Total assets	31	386	34,984	96	161,023
Net assets	$ 31	$ 386	$ 34,984	$ 96	$ 161,023
Net assets
Accumulation units	$ 31	$ 386	$ 34,009	$ 96	$ 160,873
Contracts in payout (annuitization)	-	-	975	-	150
Total net assets	$ 31	$ 386	$ 34,984	$ 96	$ 161,023
Total number of mutual fund shares	1,782	24,878	2,232,534	2,052	3,333,128
Cost of mutual fund shares	$ 28	$ 417	$ 33,157	$ 102	$ 158,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
	Mason	ING Legg	ING Legg
	Partners	Mason	Mason	ING Neuberger	ING Neuberger
	Aggressive	Partners Large	Partners Large	Berman	Berman
	Growth	Cap Growth	Cap Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 87	$ 142	$ 3,536	$ 2,266	$ 62
Total assets	87	142	3,536	2,266	62
Net assets	$ 87	$ 142	$ 3,536	$ 2,266	$ 62
Net assets
Accumulation units	$ 87	$ 142	$ 3,536	$ 2,257	$ 62
Contracts in payout (annuitization)	-	-	-	9	-
Total net assets	$ 87	$ 142	$ 3,536	$ 2,266	$ 62
Total number of mutual fund shares	1,833	11,789	286,067	201,460	5,780
Cost of mutual fund shares	$ 84	$ 146	$ 3,286	$ 2,318	$ 64

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		ING	ING	ING	Oppenheimer
	ING OpCap	Oppenheimer	Oppenheimer	Oppenheimer	Strategic
	Balanced Value	Global	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 10,961	$ 365	$ 840,722	$ 439	$ 275
Total assets	10,961	365	840,722	439	275
Net assets	$ 10,961	$ 365	$ 840,722	$ 439	$ 275
Net assets
Accumulation units	$ 10,520	$ 365	$ 837,715	$ 439	$ 275
Contracts in payout (annuitization)	441	-	3,007	-	-
Total net assets	$ 10,961	$ 365	$ 840,722	$ 439	$ 275
Total number of mutual fund shares	864,458	22,302	49,835,340	26,645	24,770
Cost of mutual fund shares	$ 11,312	$ 372	$ 624,815	$ 437	$ 268

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Adviser Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 125,688	$ 554	$ 83,010	$ 5,184	$ 95
Total assets	125,688	554	83,010	5,184	95
Net assets	$ 125,688	$ 554	$ 83,010	$ 5,184	$ 95
Net assets
Accumulation units	$ 123,780	$ 554	$ 78,456	$ 5,025	$ 95
Contracts in payout (annuitization)	1,908	-	4,554	159	-
Total net assets	$ 125,688	$ 554	$ 83,010	$ 5,184	$ 95
Total number of mutual fund shares	11,222,122	47,578	7,070,735	505,780	9,311
Cost of mutual fund shares	$ 115,200	$ 527	$ 77,972	$ 5,297	$ 98

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Total assets	9,750	30,299	12,103	39,563	9,830
Net assets	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Net assets
Accumulation units	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Total number of mutual fund shares	795,247	2,451,367	952,244	3,086,075	745,257
Cost of mutual fund shares	$ 9,461	$ 29,280	$ 11,711	$ 38,044	$ 9,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Income
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Total assets	27,544	7,858	17,462	7,427	7,385
Net assets	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Net assets
Accumulation units	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Total number of mutual fund shares	2,072,572	575,226	1,269,972	643,615	635,000
Cost of mutual fund shares	$ 26,347	$ 7,675	$ 16,640	$ 7,179	$ 7,235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price	Price	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Cap Growth	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 365	$ 389,300	$ 514	$ 1,155	$ 275,025
Total assets	365	389,300	514	1,155	275,025
Net assets	$ 365	$ 389,300	$ 514	$ 1,155	$ 275,025
Net assets
Accumulation units	$ 365	$ 388,570	$ 514	$ 1,155	$ 273,662
Contracts in payout (annuitization)	-	730	-	-	1,363
Total net assets	$ 365	$ 389,300	$ 514	$ 1,155	$ 275,025
Total number of mutual fund shares	39,637	40,892,852	54,833	19,003	4,443,775
Cost of mutual fund shares	$ 371	$ 315,509	$ 486	$ 1,175	$ 212,772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING	ING	Large Cap
	Equity	Foreign Equity	Thornburg	Thornburg	Equity
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Service Class	Service Class	- Adviser Class	- Initial Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,234	$ 5,433	$ 521	$ 113,433	$ 13
Total assets	1,234	5,433	521	113,433	13
Net assets	$ 1,234	$ 5,433	$ 521	$ 113,433	$ 13
Net assets
Accumulation units	$ 1,234	$ 5,433	$ 521	$ 112,602	$ 13
Contracts in payout (annuitization)	-	-	-	831	-
Total net assets	$ 1,234	$ 5,433	$ 521	$ 113,433	$ 13
Total number of mutual fund shares	20,120	398,617	15,625	3,336,277	1,209
Cost of mutual fund shares	$ 1,112	$ 5,294	$ 539	$ 95,531	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	Large Cap	Large Cap	Small Cap	Kampen	Kampen
	Equity	Equity	Growth	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 126,472	$ 6	$ 592	$ 382	$ 83,912
Total assets	126,472	6	592	382	83,912
Net assets	$ 126,472	$ 6	$ 592	$ 382	$ 83,912
Net assets
Accumulation units	$ 125,610	$ 6	$ 592	$ 382	$ 82,103
Contracts in payout (annuitization)	862	-	-	-	1,809
Total net assets	$ 126,472	$ 6	$ 592	$ 382	$ 83,912
Total number of mutual fund shares	11,920,113	613	61,859	30,956	6,718,368
Cost of mutual fund shares	$ 113,958	$ 6	$ 629	$ 419	$ 81,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING VP	ING VP
	ING Van	ING Van	ING Van	Strategic	Strategic
	Kampen Equity	Kampen Equity	Kampen Equity	Allocation	Allocation
	and Income	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 203	$ 325,269	$ 188	$ 37,661	$ 84,589
Total assets	203	325,269	188	37,661	84,589
Net assets	$ 203	$ 325,269	$ 188	$ 37,661	$ 84,589
Net assets
Accumulation units	$ 203	$ 322,854	$ 188	$ 36,755	$ 83,939
Contracts in payout (annuitization)	-	2,415	-	906	650
Total net assets	$ 203	$ 325,269	$ 188	$ 37,661	$ 84,589
Total number of mutual fund shares	5,474	8,614,105	5,019	2,787,618	5,104,961
Cost of mutual fund shares	$ 206	$ 291,971	$ 192	$ 36,238	$ 73,348

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP
	Strategic	ING VP	ING VP	ING VP
	Allocation	Growth and	Growth and	Growth and
	Moderate	Income	Income	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class A	Class I	Class S	Series 1
Assets
Investments in mutual funds
at fair value	$ 73,150	$ 158	$ 1,758,568	$ 101	$ 917
Total assets	73,150	158	1,758,568	101	917
Net assets	$ 73,150	$ 158	$ 1,758,568	$ 101	$ 917
Net assets
Accumulation units	$ 71,763	$ 158	$ 1,615,290	$ 101	$ 917
Contracts in payout (annuitization)	1,387	-	143,278	-	-
Total net assets	$ 73,150	$ 158	$ 1,758,568	$ 101	$ 917
Total number of mutual fund shares	4,825,169	6,403	71,024,560	4,092	88,517
Cost of mutual fund shares	$ 65,799	$ 159	$ 1,846,067	$ 101	$ 886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 5	Series 6	Series 7
Assets
Investments in mutual funds
at fair value	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Total assets	5,698	23,204	660	2,918	2,516
Net assets	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Net assets
Accumulation units	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Total number of mutual fund shares	550,558	2,193,236	62,281	275,262	234,276
Cost of mutual fund shares	$ 5,502	$ 21,943	$ 628	$ 2,770	$ 2,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Global
Science and
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 8	Series 9	Series 10	Series 11	Class I
Assets
Investments in mutual funds
at fair value	$ 969	$ 164	$ 76	$ 47	$ 42,834
Total assets	969	164	76	47	42,834
Net assets	$ 969	$ 164	$ 76	$ 47	$ 42,834
Net assets
Accumulation units	$ 969	$ 164	$ 76	$ 47	$ 42,834
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 969	$ 164	$ 76	$ 47	$ 42,834
Total number of mutual fund shares	90,247	15,191	6,962	4,487	7,859,461
Cost of mutual fund shares	$ 910	$ 153	$ 70	$ 45	$ 32,461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 62,321	$ 469,092	$ 334	$ 381,531	$ 343
Total assets	62,321	469,092	334	381,531	343
Net assets	$ 62,321	$ 469,092	$ 334	$ 381,531	$ 343
Net assets
Accumulation units	$ 61,865	$ 463,895	$ 334	$ 379,849	$ 343
Contracts in payout (annuitization)	456	5,197	-	1,682	-
Total net assets	$ 62,321	$ 469,092	$ 334	$ 381,531	$ 343
Total number of mutual fund shares	4,973,712	25,873,815	18,584	20,814,563	18,915
Cost of mutual fund shares	$ 45,583	$ 358,525	$ 332	$ 337,480	$ 357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Small	ING VP Small	ING VP Value
	Plus SmallCap	Plus SmallCap	Company	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 151,310	$ 90	$ 135,138	$ 87	$ 82,179
Total assets	151,310	90	135,138	87	82,179
Net assets	$ 151,310	$ 90	$ 135,138	$ 87	$ 82,179
Net assets
Accumulation units	$ 150,322	$ 90	$ 133,826	$ 87	$ 82,100
Contracts in payout (annuitization)	988	-	1,312	-	79
Total net assets	$ 151,310	$ 90	$ 135,138	$ 87	$ 82,179
Total number of mutual fund shares	9,961,137	5,975	6,908,888	4,478	5,120,211
Cost of mutual fund shares	$ 153,481	$ 102	$ 130,196	$ 90	$ 61,467

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP			ING VP	ING VP
	Financial	ING VP	ING VP	MidCap	MidCap
	Services	International	International	Opportunities	Opportunities
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	Class I	- Class I	- Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 2,563	$ 158,131	$ 480	$ 9,758	$ 70
Total assets	2,563	158,131	480	9,758	70
Net assets	$ 2,563	$ 158,131	$ 480	$ 9,758	$ 70
Net assets
Accumulation units	$ 2,563	$ 155,263	$ 480	$ 9,758	$ 70
Contracts in payout (annuitization)	-	2,868	-	-	-
Total net assets	$ 2,563	$ 158,131	$ 480	$ 9,758	$ 70
Total number of mutual fund shares	237,777	11,104,704	33,364	951,040	6,929
Cost of mutual fund shares	$ 2,957	$ 150,350	$ 509	$ 7,907	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING VP	ING VP
		SmallCap	SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio
	- Class I	Class I	Class S	Class I	- Class I
Assets
Investments in mutual funds
at fair value	$ 49,032	$ 11,915	$ 17	$ 528,434	$ 421,252
Total assets	49,032	11,915	17	528,434	421,252
Net assets	$ 49,032	$ 11,915	$ 17	$ 528,434	$ 421,252
Net assets
Accumulation units	$ 49,032	$ 11,915	$ 17	$ 501,705	$ 414,684
Contracts in payout (annuitization)	-	-	-	26,729	6,568
Total net assets	$ 49,032	$ 11,915	$ 17	$ 528,434	$ 421,252
Total number of mutual fund shares	3,208,905	542,069	796	36,569,823	31,840,691
Cost of mutual fund shares	$ 55,040	$ 10,436	$ 17	$ 496,376	$ 428,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				Janus Aspen	Janus Aspen
	ING VP	ING VP Money		Series Balanced	Series Flexible
	Intermediate	Market	Janus Adviser	Portfolio -	Bond Portfolio
	Bond Portfolio	Portfolio -	Balanced Fund	Institutional	- Institutional
	- Class S	Class I	- Class S	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 249	$ 520,246	$ 1	$ 367	$ 99
Total assets	249	520,246	1	367	99
Net assets	$ 249	$ 520,246	$ 1	$ 367	$ 99
Net assets
Accumulation units	$ 249	$ 517,172	$ 1	$ 367	$ 99
Contracts in payout (annuitization)	-	3,074	-	-	-
Total net assets	$ 249	$ 520,246	$ 1	$ 367	$ 99
Total number of mutual fund shares	18,914	38,512,757	26	12,224	8,681
Cost of mutual fund shares	$ 250	$ 505,822	$ 1	$ 329	$ 98

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Janus Aspen	Series
	Series Large	Series Mid Cap	Worldwide
	Cap Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Lazard Mid	LKCM
	Institutional	Institutional	Institutional	Cap Portfolio -	Aquinas
	Shares	Shares	Shares	Open Shares	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 150	$ 490	$ 317	$ 326	$ 236
Total assets	150	490	317	326	236
Net assets	$ 150	$ 490	$ 317	$ 326	$ 236
Net assets
Accumulation units	$ 150	$ 490	$ 317	$ 326	$ 236
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 150	$ 490	$ 317	$ 326	$ 236
Total number of mutual fund shares	5,677	12,279	8,978	26,544	14,377
Cost of mutual fund shares	$ 121	$ 403	$ 267	$ 387	$ 211

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors	Moderate
	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock	Allocation
	Class A	Class A	Class VC	Fund - Class A	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,257	$ 1,648	$ 146,234	$ 737	$ 26
Total assets	1,257	1,648	146,234	737	26
Net assets	$ 1,257	$ 1,648	$ 146,234	$ 737	$ 26
Net assets
Accumulation units	$ 1,257	$ 1,648	$ 145,110	$ 737	$ 26
Contracts in payout (annuitization)	-	-	1,124	-	-
Total net assets	$ 1,257	$ 1,648	$ 146,234	$ 737	$ 26
Total number of mutual fund shares	67,667	59,074	7,737,234	48,057	1,202
Cost of mutual fund shares	$ 1,495	$ 1,728	$ 156,697	$ 609	$ 27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Neuberger
Berman
	Socially	New	New	Oppenheimer	Oppenheimer
	Responsive	Perspective	Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Total assets	1,985	4,038	41,461	597	230,998
Net assets	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Net assets
Accumulation units	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Total number of mutual fund shares	107,906	120,570	1,229,926	11,616	4,748,170
Cost of mutual fund shares	$ 1,998	$ 3,867	$ 38,259	$ 502	$ 186,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Global	Main Street	Small Cap	Mid Cap	Strategic Bond
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 578	$ 115	$ 6,971	$ 31	$ 125
Total assets	578	115	6,971	31	125
Net assets	$ 578	$ 115	$ 6,971	$ 31	$ 125
Net assets
Accumulation units	$ 578	$ -	$ 6,971	$ -	$ 125
Contracts in payout (annuitization)	-	115	-	31	-
Total net assets	$ 578	$ 115	$ 6,971	$ 31	$ 125
Total number of mutual fund shares	15,803	4,486	383,047	581	22,511
Cost of mutual fund shares	$ 529	$ 98	$ 7,232	$ 32	$ 116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		PIMCO Real		Pioneer
		Return		Emerging	Pioneer Equity
		Portfolio -	Pioneer High	Markets VCT	Income VCT
	Pax World	Administrative	Yield Fund -	Portfolio -	Portfolio -
	Balanced Fund	Class	Class A	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Total assets	59,458	34,027	3,394	29,074	1,189
Net assets	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Net assets
Accumulation units	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Total number of mutual fund shares	2,349,187	2,707,020	324,196	662,883	50,021
Cost of mutual fund shares	$ 56,524	$ 33,501	$ 3,584	$ 27,435	$ 1,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Pioneer High	Pioneer Mid
	Yield VCT	Cap Value	Premier VIT	T. Rowe Price	T. Rowe Price
	Portfolio -	VCT Portfolio -	OpCap Mid	Mid-Cap Value	Value Fund -
	Class I	Class I	Cap Portfolio	Fund - R Class	Advisor Class
Assets
Investments in mutual funds
at fair value	$ 19,319	$ 513	$ 393	$ 991	$ 61
Total assets	19,319	513	393	991	61
Net assets	$ 19,319	$ 513	$ 393	$ 991	$ 61
Net assets
Accumulation units	$ 19,319	$ 513	$ 393	$ 991	$ 61
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 19,319	$ 513	$ 393	$ 991	$ 61
Total number of mutual fund shares	1,748,292	26,667	24,254	44,705	2,365
Cost of mutual fund shares	$ 19,357	$ 548	$ 398	$ 1,066	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			The Growth	The Growth	The Income
	Templeton	Templeton	Fund of	Fund of	Fund of
	Foreign Fund -	Global Bond	America® -	America® -	America® -
	Class A	Fund - Class A	Class R-3	Class R-4	Class R-3
Assets
Investments in mutual funds
at fair value	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Total assets	1,410	72,664	12,442	248,778	1,660
Net assets	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Net assets
Accumulation units	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Total number of mutual fund shares	112,591	6,362,863	371,194	7,369,013	85,832
Cost of mutual fund shares	$ 1,476	$ 70,536	$ 11,803	$ 223,650	$ 1,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Small
			Company	Wanger
	Diversified	Equity Income	Growth	International
	Value Portfolio	Portfolio	Portfolio	Small Cap	Wanger Select
Assets
Investments in mutual funds
at fair value	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Total assets	114	304	86	9,623	66,892
Net assets	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Net assets
Accumulation units	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Total number of mutual fund shares	6,989	15,378	4,734	218,510	2,382,188
Cost of mutual fund shares	$ 103	$ 292	$ 89	$ 9,779	$ 63,012

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
	Wanger U.S.	Investors	Investors	Small Cap
	Smaller	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Companies	Class R-3	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 21,526	$ 5,204	$ 91,248	$ 47
Total assets	21,526	5,204	91,248	47
Net assets	$ 21,526	$ 5,204	$ 91,248	$ 47
Net assets
Accumulation units	$ 21,526	$ 5,204	$ 91,248	$ 47
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 21,526	$ 5,204	$ 91,248	$ 47
Total number of mutual fund shares	593,649	155,489	2,720,585	1,625
Cost of mutual fund shares	$ 20,952	$ 5,157	$ 86,498	$ 53

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ -	$ 543
Total investment income	3	-	-	-	543
Expenses:
Mortality, expense risk and
other charges	2	-	2	363	530
Total expenses	2	-	2	363	530
Net investment income (loss)	1	-	(2)	(363)	13
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	1	-	1,891	1,463
Capital gains distributions	43	4	13	-	-
Total realized gain (loss) on investments
and capital gains distributions	44	5	13	1,891	1,463
Net unrealized appreciation
(depreciation) of investments	(23)	(3)	-	1,877	1,934
Net realized and unrealized gain (loss)
on investments	21	2	13	3,768	3,397
Net increase (decrease) in net assets
resulting from operations	$ 22	$ 2	$ 11	$ 3,405	$ 3,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					American
	AllianceBernstein	AllianceBernstein		American	Century
	Growth and	Growth and	Allianz NFJ	Balanced	Income &
	Income Fund, Inc. -	Income Portfolio -	Small-Cap	Fund® - Class	Growth Fund -
	Class A	Class A	Value - Class A	R-3	A Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 10	$ 9	$ 138	$ 74
Total investment income	1	10	9	138	74
Expenses:
Mortality, expense risk and
other charges	1	8	5	47	61
Total expenses	1	8	5	47	61
Net investment income (loss)	-	2	4	91	13
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	16	16	65	282
Capital gains distributions	10	35	46	141	668
Total realized gain (loss) on investments
and capital gains distributions	11	51	62	206	950
Net unrealized appreciation
(depreciation) of investments	(9)	(28)	(42)	(7)	(1,042)
Net realized and unrealized gain (loss)
on investments	2	23	20	199	(92)
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 25	$ 24	$ 290	$ (79)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Ariel				Calvert Social
	Appreciation		Baron Asset	Baron Growth	Balanced
	Fund	Ariel Fund	Fund	Fund	Portfolio
Net investment income (loss)
Income:
Dividends	$ 3	$ 3	$ -	$ -	$ 1,462
Total investment income	3	3	-	-	1,462
Expenses:
Mortality, expense risk and
other charges	7	10	8	9	661
Total expenses	7	10	8	9	661
Net investment income (loss)	(4)	(7)	(8)	(9)	801
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(2)	86	153	(586)
Capital gains distributions	53	74	-	-	3,346
Total realized gain (loss) on investments
and capital gains distributions	69	72	86	153	2,760
Net unrealized appreciation
(depreciation) of investments	(83)	(101)	(45)	(105)	(2,483)
Net realized and unrealized gain (loss)
on investments	(14)	(29)	41	48	277
Net increase (decrease) in net assets
resulting from operations	$ (18)	$ (36)	$ 33	$ 39	$ 1,078

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Capital One
	Mid Cap	DWS Equity	EuroPacific	EuroPacific	Evergreen
	Equity Fund -	500 Index Fund	Growth Fund®	Growth Fund®	Equity Income
	Class A	- Class S	- Class R-3	- Class R-4	Fund - Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 149	$ 3,805	$ 1
Total investment income	-	4	149	3,805	1
Expenses:
Mortality, expense risk and
other charges	1	2	40	1,739	3
Total expenses	1	2	40	1,739	3
Net investment income (loss)	(1)	2	109	2,066	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	4	156	3,939	-
Capital gains distributions	10	-	633	13,986	-
Total realized gain (loss) on investments
and capital gains distributions	14	4	789	17,925	-
Net unrealized appreciation
(depreciation) of investments	(12)	2	189	8,161	(3)
Net realized and unrealized gain (loss)
on investments	2	6	978	26,086	(3)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 8	$ 1,087	$ 28,152	$ (5)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		Fidelity®	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Evergreen	Advisor Mid	Equity-Income	Growth	High Income
	Special Values	Cap Fund -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class T	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 1,217	$ -	$ 8,105	$ 2,581	$ 633
Total investment income	1,217	-	8,105	2,581	633
Expenses:
Mortality, expense risk and
other charges	1,153	3	4,716	3,246	83
Total expenses	1,153	3	4,716	3,246	83
Net investment income (loss)	64	(3)	3,389	(665)	550
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,662	91	6,978	(13,329)	(31)
Capital gains distributions	17,149	10	35,743	270	-
Total realized gain (loss) on investments
and capital gains distributions	19,811	101	42,721	(13,059)	(31)
Net unrealized appreciation
(depreciation) of investments	(29,475)	(32)	(42,979)	84,086	(389)
Net realized and unrealized gain (loss)
on investments	(9,664)	69	(258)	71,027	(420)
Net increase (decrease) in net assets
resulting from operations	$ (9,600)	$ 66	$ 3,131	$ 70,362	$ 130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 1,896	$ 11,773	$ 4,685	$ 71	$ 1,175
Total investment income	1,896	11,773	4,685	71	1,175
Expenses:
Mortality, expense risk and
other charges	596	12,551	1,318	-	189
Total expenses	596	12,551	1,318	-	189
Net investment income (loss)	1,300	(778)	3,367	71	986
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,929	48,390	156	22	11
Capital gains distributions	3,562	314,180	-	532	524
Total realized gain (loss) on investments
and capital gains distributions	7,491	362,570	156	554	535
Net unrealized appreciation
(depreciation) of investments	(637)	(173,527)	2,132	341	995
Net realized and unrealized gain (loss)
on investments	6,854	189,043	2,288	895	1,530
Net increase (decrease) in net assets
resulting from operations	$ 8,154	$ 188,265	$ 5,655	$ 966	$ 2,516

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual	Mid Cap	Cap Value	ING Financial	ING Real
	Discovery Fund	Growth Fund -	Securities Fund	Services Fund -	Estate Fund -
	- Class R	Class A	- Class 2	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 44	$ -	$ 622	$ 2	$ 59
Total investment income	44	-	622	2	59
Expenses:
Mortality, expense risk and
other charges	14	8	976	1	17
Total expenses	14	8	976	1	17
Net investment income (loss)	30	(8)	(354)	1	42
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	14	4,235	-	132
Capital gains distributions	52	121	6,397	18	189
Total realized gain (loss) on investments
and capital gains distributions	82	135	10,632	18	321
Net unrealized appreciation
(depreciation) of investments	39	(69)	(13,832)	(37)	(765)
Net realized and unrealized gain (loss)
on investments	121	66	(3,200)	(19)	(444)
Net increase (decrease) in net assets
resulting from operations	$ 151	$ 58	$ (3,554)	$ (18)	$ (402)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING
		ING			AllianceBernstein
	ING GNMA	Intermediate			Mid Cap Growth
	Income Fund -	Bond Fund -	ING GET Fund	ING GET Fund	Portfolio - Service
	Class A	Class A	- Series Q	- Series S	Class
Net investment income (loss)
Income:
Dividends	$ 46	$ 99	$ 116	$ 410	$ -
Total investment income	46	99	116	410	-
Expenses:
Mortality, expense risk and
other charges	10	14	7	86	33
Total expenses	10	14	7	86	33
Net investment income (loss)	36	85	109	324	(33)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(8)	(82)	(600)	(494)
Capital gains distributions	-	-	36	885	177
Total realized gain (loss) on investments
and capital gains distributions	(4)	(8)	(46)	285	(317)
Net unrealized appreciation
(depreciation) of investments	25	35	(62)	(322)	554
Net realized and unrealized gain (loss)
on investments	21	27	(108)	(37)	237
Net increase (decrease) in net assets
resulting from operations	$ 57	$ 112	$ 1	$ 287	$ 204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	ING Evergreen	ING Evergreen
	Portfolio -	Growth	Growth	Health Sciences	Omega
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 7	$ -
Total investment income	-	-	-	7	-
Expenses:
Mortality, expense risk and
other charges	879	-	-	55	-
Total expenses	879	-	-	55	-
Net investment income (loss)	(879)	-	-	(48)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	-	200	-
Capital gains distributions	-	-	-	195	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	395	-
Net unrealized appreciation
(depreciation) of investments	(1,934)	-	(2)	13	-
Net realized and unrealized gain (loss)
on investments	(1,934)	1	(2)	408	-
Net increase (decrease) in net assets
resulting from operations	$ (2,813)	$ 1	$ (2)	$ 360	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING FMRSM
		Large Cap	ING FMRSM	ING Global
	ING FMRSM	Growth	Large Cap	Resources	ING Global
	Diversified Mid	Portfolio -	Growth	Portfolio -	Resources
	Cap Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 21	$ -	$ -	$ -	$ 12
Total investment income	21	-	-	-	12
Expenses:
Mortality, expense risk and
other charges	175	2	-	-	881
Total expenses	175	2	-	-	881
Net investment income (loss)	(154)	(2)	-	-	(869)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	333	7	-	-	1,546
Capital gains distributions	70	-	-	-	8,707
Total realized gain (loss) on investments
and capital gains distributions	403	7	-	-	10,253
Net unrealized appreciation
(depreciation) of investments	1,812	(3)	-	4	18,114
Net realized and unrealized gain (loss)
on investments	2,215	4	-	4	28,367
Net increase (decrease) in net assets
resulting from operations	$ 2,061	$ 2	$ -	$ 4	$ 27,498

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging	Small Cap Core
	Contrarian	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 410	$ 294	$ 3
Total investment income	-	2	410	294	3
Expenses:
Mortality, expense risk and
other charges	5	1	352	326	25
Total expenses	5	1	352	326	25
Net investment income (loss)	(5)	1	58	(32)	(22)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	19	3,859	2,312	19
Capital gains distributions	2	-	81	68	147
Total realized gain (loss) on investments
and capital gains distributions	2	19	3,940	2,380	166
Net unrealized appreciation
(depreciation) of investments	13	30	6,939	6,767	(257)
Net realized and unrealized gain (loss)
on investments	15	49	10,879	9,147	(91)
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 50	$ 10,937	$ 9,115	$ (113)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)
	ING JPMorgan
	Value	ING JPMorgan		ING Legg
	Opportunities	Value	ING Julius	Mason Partners	ING Legg
	Portfolio -	Opportunities	Baer Foreign	All Cap	Mason Value
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 24	$ 37	$ 2	$ -
Total investment income	2	24	37	2	-
Expenses:
Mortality, expense risk and
other charges	1	17	493	-	45
Total expenses	1	17	493	-	45
Net investment income (loss)	1	7	(456)	2	(45)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	20	910	(2)	92
Capital gains distributions	6	108	3,005	10	44
Total realized gain (loss) on investments
and capital gains distributions	9	128	3,915	8	136
Net unrealized appreciation
(depreciation) of investments	(12)	(217)	2,669	(2)	(434)
Net realized and unrealized gain (loss)
on investments	(3)	(89)	6,584	6	(298)
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ (82)	$ 6,128	$ 8	$ (343)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett	ING Lord		ING Marsico	ING Marsico
	Affiliated	Abbett	ING Marsico	International	International
	Portfolio -	Affiliated	Growth	Opportunities	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 30	$ 8	$ -	$ -	$ 94
Total investment income	30	8	-	-	94
Expenses:
Mortality, expense risk and
other charges	602	2	36	-	96
Total expenses	602	2	36	-	96
Net investment income (loss)	(572)	6	(36)	-	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	195	(1)	148	-	465
Capital gains distributions	37	12	-	-	568
Total realized gain (loss) on investments
and capital gains distributions	232	11	148	-	1,033
Net unrealized appreciation
(depreciation) of investments	2,393	(30)	278	(2)	569
Net realized and unrealized gain (loss)
on investments	2,625	(19)	426	(2)	1,602
Net increase (decrease) in net assets
resulting from operations	$ 2,053	$ (13)	$ 390	$ (2)	$ 1,600

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING MFS Total			ING
	ING MFS Total	Return	ING MFS Total	ING MFS	Oppenheimer
	Return	Portfolio -	Return	Utilities	Main Street
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio® -
	Adviser Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 45	$ 1,034	$ 255	$ 11
Total investment income	4	45	1,034	255	11
Expenses:
Mortality, expense risk and
other charges	1	362	396	306	14
Total expenses	1	362	396	306	14
Net investment income (loss)	3	(317)	638	(51)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(61)	436	1,939	102
Capital gains distributions	9	78	1,934	1,139	-
Total realized gain (loss) on investments
and capital gains distributions	11	17	2,370	3,078	102
Net unrealized appreciation
(depreciation) of investments	(18)	858	(1,896)	2,510	(81)
Net realized and unrealized gain (loss)
on investments	(7)	875	474	5,588	21
Net increase (decrease) in net assets
resulting from operations	$ (4)	$ 558	$ 1,112	$ 5,537	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING PIMCO		ING Pioneer
	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Portfolio -	High Yield	Portfolio -	Fund Portfolio	ING Pioneer
	Institutional	Portfolio -	Institutional	- Institutional	Fund Portfolio
	Class	Service Class	Class	Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 32	$ 392	$ 2,144	$ 42	$ -
Total investment income	32	392	2,144	42	-
Expenses:
Mortality, expense risk and
other charges	5	61	696	73	1
Total expenses	5	61	696	73	1
Net investment income (loss)	27	331	1,448	(31)	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	(19)	74	137	1
Capital gains distributions	3	30	-	80	1
Total realized gain (loss) on investments
and capital gains distributions	(8)	11	74	217	2
Net unrealized appreciation
(depreciation) of investments	(14)	(257)	(5,352)	14	(1)
Net realized and unrealized gain (loss)
on investments	(22)	(246)	(5,278)	231	1
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 85	$ (3,830)	$ 200	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Pioneer			ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	ING Stock	Price Capital	Price Equity
	Portfolio -	Mid Cap Value	Index Portfolio	Appreciation	Income
	Institutional	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 40	$ -	$ 54	$ 2,334	$ 7
Total investment income	40	-	54	2,334	7
Expenses:
Mortality, expense risk and
other charges	423	-	7	1,383	2
Total expenses	423	-	7	1,383	2
Net investment income (loss)	(383)	-	47	951	5
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(256)	-	97	202	12
Capital gains distributions	272	-	95	12,693	24
Total realized gain (loss) on investments
and capital gains distributions	16	-	192	12,895	36
Net unrealized appreciation
(depreciation) of investments	(2,175)	-	(63)	(11,663)	(61)
Net realized and unrealized gain (loss)
on investments	(2,159)	-	129	1,232	(25)
Net increase (decrease) in net assets
resulting from operations	$ (2,542)	$ -	$ 176	$ 2,183	$ (20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING Van
	ING T. Rowe	ING Templeton		ING Van	Kampen
	Price Equity	Global Growth	ING Templeton	Kampen	Growth and
	Income	Portfolio -	Global Growth	Capital Growth	Income
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,341	$ -	$ 27	$ -	$ 277
Total investment income	1,341	-	27	-	277
Expenses:
Mortality, expense risk and
other charges	971	5	29	-	174
Total expenses	971	5	29	-	174
Net investment income (loss)	370	(5)	(2)	-	103
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,477	-	84	1	212
Capital gains distributions	3,556	-	60	2	1,202
Total realized gain (loss) on investments
and capital gains distributions	5,033	-	144	3	1,414
Net unrealized appreciation
(depreciation) of investments	(3,764)	(6)	(144)	9	(1,343)
Net realized and unrealized gain (loss)
on investments	1,269	(6)	-	12	71
Net increase (decrease) in net assets
resulting from operations	$ 1,639	$ (11)	$ (2)	$ 12	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING VP Index
			Plus	ING VP Index
	ING Van		International	Plus	ING Wells
	Kampen Real	ING Van	Equity	International	Fargo
	Estate Portfolio	Kampen Real	Portfolio -	Equity	Disciplined
	- Institutional	Estate Portfolio	Institutional	Portfolio -	Value Portfolio
	Class	- Service Class	Class	Service Class	- Adviser Class
Net investment income (loss)
Income:
Dividends	$ 12	$ 248	$ -	$ -	$ -
Total investment income	12	248	-	-	-
Expenses:
Mortality, expense risk and
other charges	9	212	33	84	-
Total expenses	9	212	33	84	-
Net investment income (loss)	3	36	(33)	(84)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	524	4	504	-
Capital gains distributions	92	2,300	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	88	2,824	4	533	-
Net unrealized appreciation
(depreciation) of investments	(296)	(7,927)	(304)	(190)	-
Net realized and unrealized gain (loss)
on investments	(208)	(5,103)	(300)	343	-
Net increase (decrease) in net assets
resulting from operations	$ (205)	$ (5,067)	$ (333)	$ 259	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Wells	ING Wells	ING		ING American
	Fargo	Fargo Small	International	ING	Century Large
	Disciplined	Cap Disciplined	Growth	International	Company
	Value Portfolio	Portfolio -	Opportunities	SmallCap Fund	Value Portfolio
	- Service Class	Service Class	Fund - Class Q	- Class A	- Adviser Class
Net investment income (loss)
Income:
Dividends	$ 16	$ -	$ -	$ 13	$ -
Total investment income	16	-	-	13	-
Expenses:
Mortality, expense risk and
other charges	11	10	-	9	-
Total expenses	11	10	-	9	-
Net investment income (loss)	5	(10)	-	4	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	58	-	173	-
Capital gains distributions	-	-	2	307	2
Total realized gain (loss) on investments
and capital gains distributions	54	58	2	480	2
Net unrealized appreciation
(depreciation) of investments	(136)	(90)	-	(379)	(4)
Net realized and unrealized gain (loss)
on investments	(82)	(32)	2	101	(2)
Net increase (decrease) in net assets
resulting from operations	$ (77)	$ (42)	$ 2	$ 105	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING American			ING American	ING American
	Century Large	ING American	ING American	Century Small-	Century Small-
	Company	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 62	$ 860	$ -	$ -	$ 128
Total investment income	62	860	-	-	128
Expenses:
Mortality, expense risk and
other charges	57	426	-	-	321
Total expenses	57	426	-	-	321
Net investment income (loss)	5	434	-	-	(193)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	286	15,123	-	-	861
Capital gains distributions	342	-	-	6	4,020
Total realized gain (loss) on investments
and capital gains distributions	628	15,123	-	6	4,881
Net unrealized appreciation
(depreciation) of investments	(763)	(5,598)	-	(8)	(5,673)
Net realized and unrealized gain (loss)
on investments	(135)	9,525	-	(2)	(792)
Net increase (decrease) in net assets
resulting from operations	$ (130)	$ 9,959	$ -	$ (2)	$ (985)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap	ING Davis New
	ING Baron	Growth	Growth	Value II	York Venture
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 26
Total investment income	-	-	-	-	26
Expenses:
Mortality, expense risk and
other charges	18	1	996	3	111
Total expenses	18	1	996	3	111
Net investment income (loss)	(18)	(1)	(996)	(3)	(85)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	8	3,264	9	355
Capital gains distributions	-	-	-	-	39
Total realized gain (loss) on investments
and capital gains distributions	48	8	3,264	9	394
Net unrealized appreciation
(depreciation) of investments	58	(3)	2,329	(31)	(49)
Net realized and unrealized gain (loss)
on investments	106	5	5,593	(22)	345
Net increase (decrease) in net assets
resulting from operations	$ 88	$ 4	$ 4,597	$ (25)	$ 260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING Goldman
		ING	ING	ING Goldman	Sachs®
	ING Fidelity®	Fundamental	Fundamental	Sachs® Capital	Structured
	VIP Mid Cap	Research	Research	Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 19	$ 26	$ -
Total investment income	1	-	19	26	-
Expenses:
Mortality, expense risk and
other charges	6	-	15	1	-
Total expenses	6	-	15	1	-
Net investment income (loss)	(5)	-	4	25	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(7)	112	244	(1)
Capital gains distributions	17	7	158	-	1
Total realized gain (loss) on investments
and capital gains distributions	19	-	270	244	-
Net unrealized appreciation
(depreciation) of investments	81	-	(234)	(224)	-
Net realized and unrealized gain (loss)
on investments	100	-	36	20	-
Net increase (decrease) in net assets
resulting from operations	$ 95	$ -	$ 40	$ 45	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 3,097	$ -	$ 1	$ 192
Total investment income	3	3,097	-	1	192
Expenses:
Mortality, expense risk and
other charges	-	1,516	-	1	375
Total expenses	-	1,516	-	1	375
Net investment income (loss)	3	1,581	-	-	(183)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	14,809	-	8	1,007
Capital gains distributions	-	-	-	15	1,729
Total realized gain (loss) on investments
and capital gains distributions	3	14,809	-	23	2,736
Net unrealized appreciation
(depreciation) of investments	(4)	(3,771)	1	(35)	(2,133)
Net realized and unrealized gain (loss)
on investments	(1)	11,038	1	(12)	603
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 12,619	$ 1	$ (12)	$ 420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Legg	ING Legg	ING Legg	ING Legg	ING Legg
	Mason Partners	Mason Partners	Mason Partners	Mason Partners	Mason Partners
	Aggressive	Aggressive	Aggressive	Large Cap	Large Cap
	Growth	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	1,922	1	-	38
Total expenses	-	1,922	1	-	38
Net investment income (loss)	-	(1,922)	(1)	-	(38)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	(9,429)	4	4	106
Capital gains distributions	-	-	-	2	47
Total realized gain (loss) on investments
and capital gains distributions	4	(9,429)	4	6	153
Net unrealized appreciation
(depreciation) of investments	(7)	7,512	(6)	(5)	26
Net realized and unrealized gain (loss)
on investments	(3)	(1,917)	(2)	1	179
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (3,839)	$ (3)	$ 1	$ 141

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Neuberger	ING Neuberger		ING	ING
	Berman	Berman	ING OpCap	Oppenheimer	Oppenheimer
	Partners	Regency	Balanced Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 162	$ 1	$ 9,593
Total investment income	3	-	162	1	9,593
Expenses:
Mortality, expense risk and
other charges	11	-	135	1	9,295
Total expenses	11	-	135	1	9,295
Net investment income (loss)	(8)	-	27	-	298
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	-	398	8	45,596
Capital gains distributions	62	-	1,341	7	35,927
Total realized gain (loss) on investments
and capital gains distributions	40	-	1,739	15	81,523
Net unrealized appreciation
(depreciation) of investments	(52)	(2)	(2,299)	(12)	(31,597)
Net realized and unrealized gain (loss)
on investments	(12)	(2)	(560)	3	49,926
Net increase (decrease) in net assets
resulting from operations	$ (20)	$ (2)	$ (533)	$ 3	$ 50,224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING	ING
	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Strategic	Strategic	ING PIMCO	ING PIMCO
	Global	Income	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 10	$ 5,385	$ 17	$ 2,373
Total investment income	4	10	5,385	17	2,373
Expenses:
Mortality, expense risk and
other charges	3	1	1,175	2	708
Total expenses	3	1	1,175	2	708
Net investment income (loss)	1	9	4,210	15	1,665
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	3	1,642	5	433
Capital gains distributions	15	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	24	3	1,642	5	433
Net unrealized appreciation
(depreciation) of investments	(17)	2	2,740	22	3,685
Net realized and unrealized gain (loss)
on investments	7	5	4,382	27	4,118
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 14	$ 8,592	$ 42	$ 5,783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 195	$ 3	$ 44	$ 125	$ 41
Total investment income	195	3	44	125	41
Expenses:
Mortality, expense risk and
other charges	33	1	45	206	53
Total expenses	33	1	45	206	53
Net investment income (loss)	162	2	(1)	(81)	(12)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	-	55	635	78
Capital gains distributions	-	-	13	38	31
Total realized gain (loss) on investments
and capital gains distributions	40	-	68	673	109
Net unrealized appreciation
(depreciation) of investments	(127)	(3)	137	52	135
Net realized and unrealized gain (loss)
on investments	(87)	(3)	205	725	244
Net increase (decrease) in net assets
resulting from operations	$ 75	$ (1)	$ 204	$ 644	$ 232

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 119	$ 30	$ 88	$ 12	$ 31
Total investment income	119	30	88	12	31
Expenses:
Mortality, expense risk and
other charges	246	43	173	24	119
Total expenses	246	43	173	24	119
Net investment income (loss)	(127)	(13)	(85)	(12)	(88)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	521	77	324	67	188
Capital gains distributions	94	19	57	12	32
Total realized gain (loss) on investments
and capital gains distributions	615	96	381	79	220
Net unrealized appreciation
(depreciation) of investments	226	62	289	27	283
Net realized and unrealized gain (loss)
on investments	841	158	670	106	503
Net increase (decrease) in net assets
resulting from operations	$ 714	$ 145	$ 585	$ 94	$ 415

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 41	$ 33	$ -	$ 753	$ -
Total investment income	41	33	-	753	-
Expenses:
Mortality, expense risk and
other charges	33	46	-	4,225	3
Total expenses	33	46	-	4,225	3
Net investment income (loss)	8	(13)	-	(3,472)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	120	2	15,183	17
Capital gains distributions	6	5	11	34,676	39
Total realized gain (loss) on investments
and capital gains distributions	41	125	13	49,859	56
Net unrealized appreciation
(depreciation) of investments	211	63	(7)	275	(3)
Net realized and unrealized gain (loss)
on investments	252	188	6	50,134	53
Net increase (decrease) in net assets
resulting from operations	$ 260	$ 175	$ 6	$ 46,662	$ 50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING
	Equity	Equity	Equity	Foreign Equity	Thornburg
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Adviser Class	Initial Class	Service Class	Service Class	- Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,344	$ 2	$ 41	$ -
Total investment income	-	1,344	2	41	-
Expenses:
Mortality, expense risk and
other charges	2	2,917	8	30	1
Total expenses	2	2,917	8	30	1
Net investment income (loss)	(2)	(1,573)	(6)	11	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	(18)	21	90	7
Capital gains distributions	34	12,729	54	41	-
Total realized gain (loss) on investments
and capital gains distributions	53	12,711	75	131	7
Net unrealized appreciation
(depreciation) of investments	(29)	12,582	18	122	(22)
Net realized and unrealized gain (loss)
on investments	24	25,293	93	253	(15)
Net increase (decrease) in net assets
resulting from operations	$ 22	$ 23,720	$ 87	$ 264	$ (16)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING	Large Cap	Large Cap	Large Cap	Small Cap
	Thornburg	Equity	Equity	Equity	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Adviser Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 518	$ -	$ 942	$ -	$ -
Total investment income	518	-	942	-	-
Expenses:
Mortality, expense risk and
other charges	1,213	-	1,460	-	3
Total expenses	1,213	-	1,460	-	3
Net investment income (loss)	(695)	-	(518)	-	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,680)	-	(3,980)	-	(19)
Capital gains distributions	-	-	-	-	35
Total realized gain (loss) on investments
and capital gains distributions	(6,680)	-	(3,980)	-	16
Net unrealized appreciation
(depreciation) of investments	14,266	-	4,862	-	(37)
Net realized and unrealized gain (loss)
on investments	7,586	-	882	-	(21)
Net increase (decrease) in net assets
resulting from operations	$ 6,891	$ -	$ 364	$ -	$ (24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 1,145	$ 3 $	8,613	$ 4
Total investment income	4	1,145	3	8,613	4
Expenses:
Mortality, expense risk and
other charges	1	1,015	-	3,666	1
Total expenses	1	1,015	-	3,666	1
Net investment income (loss)	3	130	3	4,947	3
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	3,958	1	11,965	2
Capital gains distributions	9	2,539	4	9,719	4
Total realized gain (loss) on investments
and capital gains distributions	18	6,497	5	21,684	6
Net unrealized appreciation
(depreciation) of investments	(42)	(9,132)	(4)	(16,807)	(8)
Net realized and unrealized gain (loss)
on investments	(24)	(2,635)	1	4,877	(2)
Net increase (decrease) in net assets
resulting from operations	$ (21)	$ (2,505)	$ 4 $	9,824	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP	ING VP
	Allocation	Allocation	Allocation	Growth and	Growth and
	Conservative	Growth	Moderate	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 1,202	$ 1,475	$ 1,681	$ 2	$ 24,741
Total investment income	1,202	1,475	1,681	2	24,741
Expenses:
Mortality, expense risk and
other charges	386	926	777	-	20,944
Total expenses	386	926	777	-	20,944
Net investment income (loss)	816	549	904	2	3,797
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	778	2,406	2,953	-	(106,075)
Capital gains distributions	906	4,930	2,812	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,684	7,336	5,765	-	(106,075)
Net unrealized appreciation
(depreciation) of investments	(754)	(4,560)	(3,399)	(1)	217,416
Net realized and unrealized gain (loss)
on investments	930	2,776	2,366	(1)	111,341
Net increase (decrease) in net assets
resulting from operations	$ 1,746	$ 3,325	$ 3,270	$ 1	$ 115,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 1	$ 25	$ 194	$ 649	$ 12
Total investment income	1	25	194	649	12
Expenses:
Mortality, expense risk and
other charges	-	12	81	357	12
Total expenses	-	12	81	357	12
Net investment income (loss)	1	13	113	292	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5	69	296	4
Capital gains distributions	-	17	54	9	30
Total realized gain (loss) on investments
and capital gains distributions	-	22	123	305	34
Net unrealized appreciation
(depreciation) of investments	-	(8)	(14)	326	(30)
Net realized and unrealized gain (loss)
on investments	-	14	109	631	4
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 27	$ 222	$ 923	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 77	$ 72	$ 24	$ 4	$ 1
Total investment income	77	72	24	4	1
Expenses:
Mortality, expense risk and
other charges	58	43	20	3	1
Total expenses	58	43	20	3	1
Net investment income (loss)	19	29	4	1	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	95	103	51	1	-
Capital gains distributions	170	93	46	4	2
Total realized gain (loss) on investments
and capital gains distributions	265	196	97	5	2
Net unrealized appreciation
(depreciation) of investments	(239)	(169)	(84)	(3)	-
Net realized and unrealized gain (loss)
on investments	26	27	13	2	2
Net increase (decrease) in net assets
resulting from operations	$ 45	$ 56	$ 17	$ 3	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING VP Global
		Science and	ING VP	ING VP Index	ING VP Index
	ING GET U.S.	Technology	Growth	Plus LargeCap	Plus LargeCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 109	$ 6,316	$ -
Total investment income	2	-	109	6,316	-
Expenses:
Mortality, expense risk and
other charges	1	385	650	5,290	-
Total expenses	1	385	650	5,290	-
Net investment income (loss)	1	(385)	(541)	1,026	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,796	(3,169)	(7,474)	(3)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	1,796	(3,169)	(7,474)	(3)
Net unrealized appreciation
(depreciation) of investments	(2)	4,645	13,275	27,106	2
Net realized and unrealized gain (loss)
on investments	(1)	6,441	10,106	19,632	(1)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 6,056	$ 9,565	$ 20,658	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING VP
	ING VP Index	ING VP Index	ING VP Index	ING VP Index	International
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 3,253	$ 1	$ 824	$ -	$ 781
Total investment income	3,253	1	824	-	781
Expenses:
Mortality, expense risk and
other charges	4,181	1	1,768	-	194
Total expenses	4,181	1	1,768	-	194
Net investment income (loss)	(928)	-	(944)	-	587
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19,428	-	13,642	(1)	3,476
Capital gains distributions	31,302	9	18,256	6	2,076
Total realized gain (loss) on investments
and capital gains distributions	50,730	9	31,898	5	5,552
Net unrealized appreciation
(depreciation) of investments	(29,602)	(15)	(42,343)	(13)	(4,879)
Net realized and unrealized gain (loss)
on investments	21,128	(6)	(10,445)	(8)	673
Net increase (decrease) in net assets
resulting from operations	$ 20,200	$ (6)	$ (11,389)	$ (8)	$ 1,260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP				ING VP
	International	ING VP Small	ING VP Small	ING VP Value	Financial
	Equity	Company	Company	Opportunity	Services
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 287	$ -	$ 1,522	$ 51
Total investment income	1	287	-	1,522	51
Expenses:
Mortality, expense risk and
other charges	-	1,558	-	932	32
Total expenses	-	1,558	-	932	32
Net investment income (loss)	1	(1,271)	-	590	19
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	17,744	-	3,989	46
Capital gains distributions	5	23,429	2	-	158
Total realized gain (loss) on investments
and capital gains distributions	4	41,173	2	3,989	204
Net unrealized appreciation
(depreciation) of investments	(2)	(31,382)	(3)	(2,489)	(574)
Net realized and unrealized gain (loss)
on investments	2	9,791	(1)	1,500	(370)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 8,520	$ (1)	$ 2,090	$ (351)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING VP	ING VP
	ING VP	ING VP	MidCap	MidCap
	International	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -	Estate Portfolio
	- Class I	- Class S	Class I	Class S	- Class I
Net investment income (loss)
Income:
Dividends	$ 2,506	$ 4	$ -	$ -	$ 1,887
Total investment income	2,506	4	-	-	1,887
Expenses:
Mortality, expense risk and
other charges	1,395	1	76	-	756
Total expenses	1,395	1	76	-	756
Net investment income (loss)	1,111	3	(76)	-	1,131
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,454	3	552	-	10,824
Capital gains distributions	23,601	51	-	-	2,568
Total realized gain (loss) on investments
and capital gains distributions	28,055	54	552	-	13,392
Net unrealized appreciation
(depreciation) of investments	(13,036)	(32)	1,043	7	(26,636)
Net realized and unrealized gain (loss)
on investments	15,019	22	1,595	7	(13,244)
Net increase (decrease) in net assets
resulting from operations	$ 16,130	$ 25	$ 1,519	$ 7	$ (12,113)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio	Bond Portfolio
	Class I	Class S	Class I	- Class I	- Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 14,981	$ 15,632	$ 9
Total investment income	-	-	14,981	15,632	9
Expenses:
Mortality, expense risk and
other charges	95	-	6,165	4,271	-
Total expenses	95	-	6,165	4,271	-
Net investment income (loss)	(95)	-	8,816	11,361	9
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	797	1	(6,445)	185	2
Capital gains distributions	-	-	22,165	-	-
Total realized gain (loss) on investments
and capital gains distributions	797	1	15,720	185	2
Net unrealized appreciation
(depreciation) of investments	155	-	253	8,421	(1)
Net realized and unrealized gain (loss)
on investments	952	1	15,973	8,606	1
Net increase (decrease) in net assets
resulting from operations	$ 857	$ 1	$ 24,789	$ 19,967	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				Janus Aspen	Janus Aspen
	ING VP Money	ING VP		Series Balanced	Series Flexible
	Market	Natural	Janus Adviser	Portfolio -	Bond Portfolio
	Portfolio -	Resources	Balanced Fund	Institutional	- Institutional
	Class I	Trust	- Class S	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 15,976	$ 124	$ -	$ 10	$ 5
Total investment income	15,976	124	-	10	5
Expenses:
Mortality, expense risk and
other charges	3,480	24	-	5	1
Total expenses	3,480	24	-	5	1
Net investment income (loss)	12,496	100	-	5	4
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,597	(9,495)	-	30	(3)
Capital gains distributions	-	13,072	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,597	3,577	-	30	(3)
Net unrealized appreciation
(depreciation) of investments	4,291	(7,706)	-	-	5
Net realized and unrealized gain (loss)
on investments	6,888	(4,129)	-	30	2
Net increase (decrease) in net assets
resulting from operations	$ 19,384	$ (4,029)	$ -	$ 35	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series
	Series Large	Series Mid Cap	Worldwide
	Cap Growth	Growth	Growth		Legg Mason
	Portfolio -	Portfolio -	Portfolio -	Lazard Mid	Value Trust,
	Institutional	Institutional	Institutional	Cap Portfolio -	Inc. - Primary
	Shares	Shares	Shares	Open Shares	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ 3	$ 2	$ 27
Total investment income	1	1	3	2	27
Expenses:
Mortality, expense risk and
other charges	2	6	4	1	10
Total expenses	2	6	4	1	10
Net investment income (loss)	(1)	(5)	(1)	1	17
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	76	27	(15)	192
Capital gains distributions	-	3	-	33	-
Total realized gain (loss) on investments
and capital gains distributions	13	79	27	18	192
Net unrealized appreciation
(depreciation) of investments	7	19	4	(61)	(210)
Net realized and unrealized gain (loss)
on investments	20	98	31	(43)	(18)
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 93	$ 30	$ (42)	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					Lord Abbett
					Series Fund -
			Lord Abbett	Lord Abbett	Growth and
	LKCM	Lord Abbett	Mid-Cap Value	Small-Cap	Income
	Aquinas	Affiliated Fund	Fund, Inc. -	Value Fund -	Portfolio -
	Growth Fund	- Class A	Class A	Class A	Class VC
Net investment income (loss)
Income:
Dividends	$ -	$ 7	$ 6	$ 2	$ -
Total investment income	-	7	6	2	-
Expenses:
Mortality, expense risk and
other charges	2	8	13	16	832
Total expenses	2	8	13	16	832
Net investment income (loss)	(2)	(1)	(7)	(14)	(832)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	65	4	16	24,333
Capital gains distributions	14	-	217	242	-
Total realized gain (loss) on investments
and capital gains distributions	17	65	221	258	24,333
Net unrealized appreciation
(depreciation) of investments	8	(52)	(229)	(112)	(21,780)
Net realized and unrealized gain (loss)
on investments	25	13	(8)	146	2,553
Net increase (decrease) in net assets
resulting from operations	$ 23	$ 12	$ (15)	$ 132	$ 1,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					Neuberger
	Lord Abbett				Berman
	Series Fund -	Massachusetts			Socially
	Mid-Cap Value	Investors	MFS® Total	Moderate	Responsive
	Portfolio -	Growth Stock	Return Series -	Allocation	Fund® - Trust
	Class VC	Fund - Class A	Initial Class	Portfolio	Class
Net investment income (loss)
Income:
Dividends	$ 670	$ 3	$ 2,114	$ -	$ 10
Total investment income	670	3	2,114	-	10
Expenses:
Mortality, expense risk and
other charges	1,671	6	498	-	13
Total expenses	1,671	6	498	-	13
Net investment income (loss)	(1,001)	(3)	1,616	-	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,448	7	8,623	1	25
Capital gains distributions	19,684	-	2,021	1	60
Total realized gain (loss) on investments
and capital gains distributions	25,132	7	10,644	2	85
Net unrealized appreciation
(depreciation) of investments	(24,441)	62	(10,212)	-	(43)
Net realized and unrealized gain (loss)
on investments	691	69	432	2	42
Net increase (decrease) in net assets
resulting from operations	$ (310)	$ 66	$ 2,048	$ 2	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	New	New	Oppenheimer	Oppenheimer
	Perspective	Perspective	Capital	Developing	Oppenheimer
	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -	Global Fund -
	Class R-3	Class R-4	Fund - Class A	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 64	$ 737	$ -	$ 1,893	$ -
Total investment income	64	737	-	1,893	-
Expenses:
Mortality, expense risk and
other charges	9	340	5	2,052	1
Total expenses	9	340	5	2,052	1
Net investment income (loss)	55	397	(5)	(159)	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	162	847	6	12,992	15
Capital gains distributions	256	2,538	12	26,249	-
Total realized gain (loss) on investments
and capital gains distributions	418	3,385	18	39,241	15
Net unrealized appreciation
(depreciation) of investments	96	830	45	15,075	(7)
Net realized and unrealized gain (loss)
on investments	514	4,215	63	54,316	8
Net increase (decrease) in net assets
resulting from operations	$ 569	$ 4,612	$ 58	$ 54,157	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Oppenheimer			Oppenheimer
	Main Street	Oppenheimer	Oppenheimer	Main Street	Oppenheimer
	Fund® - Class	Global	Main Street	Small Cap	Mid Cap
	A	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 10	$ 1	$ 18	$ -
Total investment income	-	10	1	18	-
Expenses:
Mortality, expense risk and
other charges	1	8	2	72	-
Total expenses	1	8	2	72	-
Net investment income (loss)	(1)	2	(1)	(54)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	64	5	55	-
Capital gains distributions	-	37	-	187	-
Total realized gain (loss) on investments
and capital gains distributions	14	101	5	242	-
Net unrealized appreciation
(depreciation) of investments	(5)	(60)	-	(481)	(1)
Net realized and unrealized gain (loss)
on investments	9	41	5	(239)	(1)
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 43	$ 4	$ (293)	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			PIMCO Real
			Return
	Oppenheimer		Portfolio -		Pioneer High
	Strategic Bond	Pax World	Administrative	Pioneer Fund -	Yield Fund -
	Fund/VA	Balanced Fund	Class	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 5	$ 978	$ 1,314	$ -	$ 129
Total investment income	5	978	1,314	-	129
Expenses:
Mortality, expense risk and
other charges	1	567	280	-	19
Total expenses	1	567	280	-	19
Net investment income (loss)	4	411	1,034	-	110
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	635	(607)	3	(8)
Capital gains distributions	-	2,392	75	-	173
Total realized gain (loss) on investments
and capital gains distributions	4	3,027	(532)	3	165
Net unrealized appreciation
(depreciation) of investments	3	830	2,140	(2)	(148)
Net realized and unrealized gain (loss)
on investments	7	3,857	1,608	1	17
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 4,268	$ 2,642	$ 1	$ 127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Pioneer
	Emerging	Pioneer Equity		Pioneer High	Pioneer Mid
	Markets VCT	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	Portfolio -	VCT Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 10	$ 1,776	$ 68	$ 878	$ 695
Total investment income	10	1,776	68	878	695
Expenses:
Mortality, expense risk and
other charges	87	864	54	187	519
Total expenses	87	864	54	187	519
Net investment income (loss)	(77)	912	14	691	176
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	12,927	1,569	(41)	(9,513)
Capital gains distributions	196	5,063	-	16	9,279
Total realized gain (loss) on investments
and capital gains distributions	127	17,990	1,569	(25)	(234)
Net unrealized appreciation
(depreciation) of investments	1,639	(17,177)	(1,170)	(53)	5,905
Net realized and unrealized gain (loss)
on investments	1,766	813	399	(78)	5,671
Net increase (decrease) in net assets
resulting from operations	$ 1,689	$ 1,725	$ 413	$ 613	$ 5,847

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Premier VIT	T. Rowe Price	T. Rowe Price	Templeton	Templeton
	OpCap Mid	Mid-Cap Value	Value Fund -	Foreign Fund -	Growth Fund,
	Cap Portfolio	Fund - R Class	Advisor Class	Class A	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 18	$ 1	$ 21	$ -
Total investment income	-	18	1	21	-
Expenses:
Mortality, expense risk and
other charges	1	8	-	11	6
Total expenses	1	8	-	11	6
Net investment income (loss)	(1)	10	1	10	(6)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	27	-	27	60
Capital gains distributions	-	110	2	289	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	137	2	316	60
Net unrealized appreciation
(depreciation) of investments	(5)	(155)	(4)	(160)	(56)
Net realized and unrealized gain (loss)
on investments	(8)	(18)	(2)	156	4
Net increase (decrease) in net assets
resulting from operations	$ (9)	$ (8)	$ (1)	$ 166	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		The Growth	The Growth	The Income
	Templeton	Fund of	Fund of	Fund of	UBS U.S. Small
	Global Bond	America® -	America® -	America® -	Cap Growth
	Fund - Class A	Class R-3	Class R-4	Class R-3	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 3,974	$ 93	$ 2,405	$ 45	$ -
Total investment income	3,974	93	2,405	45	-
Expenses:
Mortality, expense risk and
other charges	539	76	2,227	11	2
Total expenses	539	76	2,227	11	2
Net investment income (loss)	3,435	17	178	34	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	166	3,704	17	22
Capital gains distributions	65	718	14,087	79	-
Total realized gain (loss) on investments
and capital gains distributions	123	884	17,791	96	22
Net unrealized appreciation
(depreciation) of investments	1,205	(45)	2,330	(114)	(9)
Net realized and unrealized gain (loss)
on investments	1,328	839	20,121	(18)	13
Net increase (decrease) in net assets
resulting from operations	$ 4,763	$ 856	$ 20,299	$ 16	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			Small Company	Wanger
	Diversified	Equity Income	Growth	International
	Value Portfolio	Portfolio	Portfolio	Small Cap	Wanger Select
Net investment income (loss)
Income:
Dividends	$ 2	$ 6	$ -	$ -	$ -
Total investment income	2	6	-	-	-
Expenses:
Mortality, expense risk and
other charges	1	3	1	24	497
Total expenses	1	3	1	24	497
Net investment income (loss)	1	3	(1)	(24)	(497)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	3	-	39	728
Capital gains distributions	3	16	2	-	638
Total realized gain (loss) on investments
and capital gains distributions	4	19	2	39	1,366
Net unrealized appreciation
(depreciation) of investments	(2)	(15)	(3)	(156)	735
Net realized and unrealized gain (loss)
on investments	2	4	(1)	(117)	2,101
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 7	$ (2)	$ (141)	$ 1,604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
	Wanger U.S.	Investors	Investors	Small Cap
	Smaller	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Companies	Class R-3	Class R-4	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 80	$ 1,766	$ -
Total investment income	-	80	1,766	-
Expenses:
Mortality, expense risk and
other charges	197	36	955	-
Total expenses	197	36	955	-
Net investment income (loss)	(197)	44	811	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	428	102	2,549	-
Capital gains distributions	923	288	4,959	7
Total realized gain (loss) on investments
and capital gains distributions	1,351	390	7,508	7
Net unrealized appreciation
(depreciation) of investments	(498)	(338)	(5,611)	(5)
Net realized and unrealized gain (loss)
on investments	853	52	1,897	2
Net increase (decrease) in net assets
resulting from operations	$ 656	$ 96	$ 2,708	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I
	Fund - Class A	Class A	Class	Shares
Net assets at January 1, 2006	$ 188	$ 8	$ 68	$ 19,374
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(1)	(292)
Total realized gain (loss) on investments and capital gains
distributions	42	1	13	554
Net unrealized appreciation (depreciation) during the year	(23)	-	(10)	409
Net increase (decrease) in net assets from operations	20	1	2	671
Changes from contract transactions:
Total unit transactions	26	8	44	12,951
Net increase (decrease) in assets derived from
principal transactions	26	8	44	12,951
Total increase (decrease) in net assets	46	9	46	13,622
Net assets at December 31, 2006	234	17	114	32,996
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(2)	(363)
Total realized gain (loss) on investments and capital gains
distributions	44	5	13	1,891
Net unrealized appreciation (depreciation) during the year	(23)	(3)	-	1,877
Net increase (decrease) in net assets from operations	22	2	11	3,405
Changes from contract transactions:
Total unit transactions	14	15	19	(2,945)
Net increase (decrease) in assets derived from
principal transactions	14	15	19	(2,945)
Total increase (decrease) in net assets	36	17	30	460
Net assets at December 31, 2007	$ 270	$ 34	$ 144	$ 33,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
	AIM V.I. Core	Growth and	Growth and	Allianz NFJ
	Equity Fund -	Income Fund, Inc.	Income Portfolio -	Small-Cap
	Series I Shares	- Class A	Class A	Value - Class A
Net assets at January 1, 2006	$ 31,783	$ 42	$ 260	$ 398
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(190)	-	2	4
Total realized gain (loss) on investments and capital gains
distributions	(663)	2	29	46
Net unrealized appreciation (depreciation) during the year	6,785	4	43	19
Net increase (decrease) in net assets from operations	5,932	6	74	69
Changes from contract transactions:
Total unit transactions	12,004	17	223	10
Net increase (decrease) in assets derived from
principal transactions	12,004	17	223	10
Total increase (decrease) in net assets	17,936	23	297	79
Net assets at December 31, 2006	49,719	65	557	477
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	-	2	4
Total realized gain (loss) on investments and capital gains
distributions	1,463	11	51	62
Net unrealized appreciation (depreciation) during the year	1,934	(9)	(28)	(42)
Net increase (decrease) in net assets from operations	3,410	2	25	24
Changes from contract transactions:
Total unit transactions	(4,904)	53	63	(47)
Net increase (decrease) in assets derived from
principal transactions	(4,904)	53	63	(47)
Total increase (decrease) in net assets	(1,494)	55	88	(23)
Net assets at December 31, 2007	$ 48,225	$ 120	$ 645	$ 454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		American
	American	Century
	Balanced	Income &	Ariel
	Fund® - Class	Growth Fund -	Appreciation
	R-3	A Class	Fund	Ariel Fund
Net assets at January 1, 2006	$ 3,656	$ 5,629	$ 394	$ 537
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	35	(6)	(8)
Total realized gain (loss) on investments and capital gains
distributions	116	529	44	40
Net unrealized appreciation (depreciation) during the year	256	276	17	18
Net increase (decrease) in net assets from operations	430	840	55	50
Changes from contract transactions:
Total unit transactions	928	(479)	180	73
Net increase (decrease) in assets derived from
principal transactions	928	(479)	180	73
Total increase (decrease) in net assets	1,358	361	235	123
Net assets at December 31, 2006	5,014	5,990	629	660
I ncrease (decrease) in net assets from operations
Operations:
Net investment income (loss)	91	13	(4)	(7)
Total realized gain (loss) on investments and capital gains
distributions	206	950	69	72
Net unrealized appreciation (depreciation) during the year	(7)	(1,042)	(83)	(101)
Net increase (decrease) in net assets from operations	290	(79)	(18)	(36)
Changes from contract transactions:
Total unit transactions	1,057	(314)	(33)	214
Net increase (decrease) in assets derived from
principal transactions	1,057	(314)	(33)	214
Total increase (decrease) in net assets	1,347	(393)	(51)	178
Net assets at December 31, 2007	$ 6,361	$ 5,597	$ 578	$ 838

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Capital One
			Calvert Social	Mid Cap
	Baron Asset	Baron Growth	Balanced	Equity Fund -
	Fund	Fund	Portfolio	Class A
Net assets at January 1, 2006	$ 403	$ 1,034	$ 66,533	$ 125
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(13)	810	(1)
Total realized gain (loss) on investments and capital gains
distributions	71	96	410	12
Net unrealized appreciation (depreciation) during the year	24	81	3,669	-
Net increase (decrease) in net assets from operations	88	164	4,889	11
Changes from contract transactions:
Total unit transactions	538	236	(6,025)	(40)
Net increase (decrease) in assets derived from
principal transactions	538	236	(6,025)	(40)
Total increase (decrease) in net assets	626	400	(1,136)	(29)
Net assets at December 31, 2006	1,029	1,434	65,397	96
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	(9)	801	(1)
Total realized gain (loss) on investments and capital gains
distributions	86	153	2,760	14
Net unrealized appreciation (depreciation) during the year	(45)	(105)	(2,483)	(12)
Net increase (decrease) in net assets from operations	33	39	1,078	1
Changes from contract transactions:
Total unit transactions	(1,062)	(1,473)	(7,007)	(10)
Net increase (decrease) in assets derived from
principal transactions	(1,062)	(1,473)	(7,007)	(10)
Total increase (decrease) in net assets	(1,029)	(1,434)	(5,929)	(9)
Net assets at December 31, 2007	$ -	$ -	$ 59,468	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	DWS Equity	EuroPacific	EuroPacific	Evergreen
	500 Index Fund	Growth Fund®	Growth Fund®	Equity Income
	- Class S	- Class R-3	- Class R-4	Fund - Class I
Net assets at January 1, 2006	$ 66	$ 1,208	$ 61,647	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	34	1,158	-
Total realized gain (loss) on investments and capital gains
distributions	1	226	8,820	-
Net unrealized appreciation (depreciation) during the year	16	178	9,098	-
Net increase (decrease) in net assets from operations	18	438	19,076	-
Changes from contract transactions:
Total unit transactions	83	2,121	60,507	-
Net increase (decrease) in assets derived from
principal transactions	83	2,121	60,507	-
Total increase (decrease) in net assets	101	2,559	79,583	-
Net assets at December 31, 2006	167	3,767	141,230	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	109	2,066	(2)
Total realized gain (loss) on investments and capital gains
distributions	4	789	17,925	-
Net unrealized appreciation (depreciation) during the year	2	189	8,161	(3)
Net increase (decrease) in net assets from operations	8	1,087	28,152	(5)
Changes from contract transactions:
Total unit transactions	53	4,740	43,512	3,831
Net increase (decrease) in assets derived from
principal transactions	53	4,740	43,512	3,831
Total increase (decrease) in net assets	61	5,827	71,664	3,826
Net assets at December 31, 2007	$ 228	$ 9,594	$ 212,894	$ 3,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Fidelity®	Fidelity® VIP	Fidelity® VIP
	Evergreen	Advisor Mid	Equity-Income	Growth
	Special Values	Cap Fund -	Portfolio -	Portfolio -
	Fund - Class A	Class T	Initial Class	Initial Class
Net assets at January 1, 2006	$ 75,301	$ 591	$ 401,206	$ 329,184
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(561)	(5)	9,816	(2,035)
Total realized gain (loss) on investments and capital gains
distributions	17,834	71	54,799	(16,934)
Net unrealized appreciation (depreciation) during the year	(943)	8	10,067	36,558
Net increase (decrease) in net assets from operations	16,330	74	74,682	17,589
Changes from contract transactions:
Total unit transactions	14,303	29	(20,157)	(50,951)
Net increase (decrease) in assets derived from
principal transactions	14,303	29	(20,157)	(50,951)
Total increase (decrease) in net assets	30,633	103	54,525	(33,362)
Net assets at December 31, 2006	105,934	694	455,731	295,822
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	64	(3)	3,389	(665)
Total realized gain (loss) on investments and capital gains
distributions	19,811	101	42,721	(13,059)
Net unrealized appreciation (depreciation) during the year	(29,475)	(32)	(42,979)	84,086
Net increase (decrease) in net assets from operations	(9,600)	66	3,131	70,362
Changes from contract transactions:
Total unit transactions	(1,772)	(760)	(32,334)	(36,470)
Net increase (decrease) in assets derived from
principal transactions	(1,772)	(760)	(32,334)	(36,470)
Total increase (decrease) in net assets	(11,372)	(694)	(29,203)	33,892
Net assets at December 31, 2007	$ 94,562	$ -	$ 426,528	$ 329,714

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 6,022	$ 44,759	$ 1,008,057	$ 116,615
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	507	(94)	3,118	815
Total realized gain (loss) on investments and capital gains
distributions	(24)	3,902	126,643	(1,184)
Net unrealized appreciation (depreciation) during the year	165	3,982	(17,340)	16,944
Net increase (decrease) in net assets from operations	648	7,790	112,421	16,575
Changes from contract transactions:
Total unit transactions	1,082	(839)	56,104	(4,345)
Net increase (decrease) in assets derived from
principal transactions	1,082	(839)	56,104	(4,345)
Total increase (decrease) in net assets	1,730	6,951	168,525	12,230
Net assets at December 31, 2006	7,752	51,710	1,176,582	128,845
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	550	1,300	(778)	3,367
Total realized gain (loss) on investments and capital gains
distributions	(31)	7,491	362,570	156
Net unrealized appreciation (depreciation) during the year	(389)	(637)	(173,527)	2,132
Net increase (decrease) in net assets from operations	130	8,154	188,265	5,655
Changes from contract transactions:
Total unit transactions	(326)	834	(53,290)	(7,802)
Net increase (decrease) in assets derived from
principal transactions	(326)	834	(53,290)	(7,802)
Total increase (decrease) in net assets	(196)	8,988	134,975	(2,147)
Net assets at December 31, 2007	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Franklin Small-
	Mid Cap	ManagerSM	Mutual	Mid Cap
	Portfolio -	Portfolio -	Discovery Fund	Growth Fund -
	Initial Class	Initial Class	- Class R	Class A
Net assets at January 1, 2006	$ -	$ 18,646	$ 667	$ 318
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	315	14	(5)
Total realized gain (loss) on investments and capital gains
distributions	-	(229)	67	43
Net unrealized appreciation (depreciation) during the year	228	1,011	123	(14)
Net increase (decrease) in net assets from operations	229	1,097	204	24
Changes from contract transactions:
Total unit transactions	5,222	(1,383)	567	214
Net increase (decrease) in assets derived from
principal transactions	5,222	(1,383)	567	214
Total increase (decrease) in net assets	5,451	(286)	771	238
Net assets at December 31, 2006	5,451	18,360	1,438	556
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	71	986	30	(8)
Total realized gain (loss) on investments and capital gains
distributions	554	535	82	135
Net unrealized appreciation (depreciation) during the year	341	995	39	(69)
Net increase (decrease) in net assets from operations	966	2,516	151	58
Changes from contract transactions:
Total unit transactions	3,555	(616)	856	153
Net increase (decrease) in assets derived from
principal transactions	3,555	(616)	856	153
Total increase (decrease) in net assets	4,521	1,900	1,007	211
Net assets at December 31, 2007	$ 9,972	$ 20,260	$ 2,445	$ 767

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Franklin Small
	Cap Value	ING Financial	ING Real	ING GNMA
	Securities Fund	Services Fund -	Estate Fund -	Income Fund -
	- Class 2	Class A	Class A	Class A
Net assets at January 1, 2006	$ 72,308	$ 51	$ 954	$ 712
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(338)	1	27	38
Total realized gain (loss) on investments and capital gains
distributions	6,269	7	178	(10)
Net unrealized appreciation (depreciation) during the year	5,398	3	288	1
Net increase (decrease) in net assets from operations	11,329	11	493	29
Changes from contract transactions:
Total unit transactions	4,884	22	926	232
Net increase (decrease) in assets derived from
principal transactions	4,884	22	926	232
Total increase (decrease) in net assets	16,213	33	1,419	261
Net assets at December 31, 2006	88,521	84	2,373	973
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(354)	1	42	36
Total realized gain (loss) on investments and capital gains
distributions	10,632	18	321	(4)
Net unrealized appreciation (depreciation) during the year	(13,832)	(37)	(765)	25
Net increase (decrease) in net assets from operations	(3,554)	(18)	(402)	57
Changes from contract transactions:
Total unit transactions	6,669	70	(48)	375
Net increase (decrease) in assets derived from
principal transactions	6,669	70	(48)	375
Total increase (decrease) in net assets	3,115	52	(450)	432
Net assets at December 31, 2007	$ 91,636	$ 136	$ 1,923	$ 1,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING
	ING			AllianceBernstein
	Intermediate			Mid Cap Growth
	Bond Fund -	ING GET Fund	ING GET Fund	Portfolio - Service
	Class A	- Series Q	- Series S	Class
Net assets at January 1, 2006	$ 829	$ 3,208	$ 14,566	$ 1,096
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	49	81	225	(33)
Total realized gain (loss) on investments and capital gains
distributions	(2)	12	185	169
Net unrealized appreciation (depreciation) during the year	(5)	31	259	(515)
Net increase (decrease) in net assets from operations	42	124	669	(379)
Changes from contract transactions:
Total unit transactions	762	(423)	(4,982)	2,569
Net increase (decrease) in assets derived from
principal transactions	762	(423)	(4,982)	2,569
Total increase (decrease) in net assets	804	(299)	(4,313)	2,190
Net assets at December 31, 2006	1,633	2,909	10,253	3,286
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	85	109	324	(33)
Total realized gain (loss) on investments and capital gains
distributions	(8)	(46)	285	(317)
Net unrealized appreciation (depreciation) during the year	35	(62)	(322)	554
Net increase (decrease) in net assets from operations	112	1	287	204
Changes from contract transactions:
Total unit transactions	1,319	(2,910)	(10,540)	401
Net increase (decrease) in assets derived from
principal transactions	1,319	(2,910)	(10,540)	401
Total increase (decrease) in net assets	1,431	(2,909)	(10,253)	605
Net assets at December 31, 2007	$ 3,064	$ -	$ -	$ 3,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	ING Evergreen
	Portfolio -	Growth	Growth	Health Sciences
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ 1,446
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(34)
Total realized gain (loss) on investments and capital gains
distributions	-	-	-	92
Net unrealized appreciation (depreciation) during the year	-	-	-	326
Net increase (decrease) in net assets from operations	-	-	-	384
Changes from contract transactions:
Total unit transactions	-	-	-	2,610
Net increase (decrease) in assets derived from
principal transactions	-	-	-	2,610
Total increase (decrease) in net assets	-	-	-	2,994
Net assets at December 31, 2006	-	-	-	4,440
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(879)	-	-	(48)
Total realized gain (loss) on investments and capital gains
distributions	-	1	-	395
Net unrealized appreciation (depreciation) during the year	(1,934)	-	(2)	13
Net increase (decrease) in net assets from operations	(2,813)	1	(2)	360
Changes from contract transactions:
Total unit transactions	118,751	42	149	1,456
Net increase (decrease) in assets derived from
principal transactions	118,751	42	149	1,456
Total increase (decrease) in net assets	115,938	43	147	1,816
Net assets at December 31, 2007	$ 115,938	$ 43	$ 147	$ 6,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING FMRSM
			Large Cap	ING FMRSM
	ING Evergreen	ING FMRSM	Growth	Large Cap
	Omega	Diversified Mid	Portfolio -	Growth
	Portfolio -	Cap Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ -	$ 4,611	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(115)	-	-
Total realized gain (loss) on investments and capital gains
distributions	-	1,107	5	-
Net unrealized appreciation (depreciation) during the year	-	(106)	3	-
Net increase (decrease) in net assets from operations	-	886	8	-
Changes from contract transactions:
Total unit transactions	-	9,107	154	-
Net increase (decrease) in assets derived from
principal transactions	-	9,107	154	-
Total increase (decrease) in net assets	-	9,993	162	-
Net assets at December 31, 2006	-	14,604	162	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(154)	(2)	-
Total realized gain (loss) on investments and capital gains
distributions	-	403	7	-
Net unrealized appreciation (depreciation) during the year	-	1,812	(3)	-
Net increase (decrease) in net assets from operations	-	2,061	2	-
Changes from contract transactions:
Total unit transactions	-	2,778	(22)	-
Net increase (decrease) in assets derived from
principal transactions	-	2,778	(22)	-
Total increase (decrease) in net assets	-	4,839	(20)	-
Net assets at December 31, 2007	$ -	$ 19,443	$ 142	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Global			ING JPMorgan
	Resources	ING Global	ING Janus	Emerging
	Portfolio -	Resources	Contrarian	Markets Equity
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	6
Net increase (decrease) in net assets from operations	-	-	-	6
Changes from contract transactions:
Total unit transactions	-	-	-	51
Net increase (decrease) in assets derived from
principal transactions	-	-	-	51
Total increase (decrease) in net assets	-	-	-	57
Net assets at December 31, 2006	-	-	-	57
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(869)	(5)	1
Total realized gain (loss) on investments and capital gains
distributions	-	10,253	2	19
Net unrealized appreciation (depreciation) during the year	4	18,114	13	30
Net increase (decrease) in net assets from operations	4	27,498	10	50
Changes from contract transactions:
Total unit transactions	40	81,933	4,601	261
Net increase (decrease) in assets derived from
principal transactions	40	81,933	4,601	261
Total increase (decrease) in net assets	44	109,431	4,611	311
Net assets at December 31, 2007	$ 44	$ 109,431	$ 4,611	$ 368

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING JPMorgan			ING JPMorgan
	Emerging	ING JPMorgan	ING JPMorgan	Value
	Markets Equity	Emerging	Small Cap Core	Opportunities
	Portfolio -	Markets Equity	Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2006	$ 15,902	$ 6,873	$ 282	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(81)	(91)	(12)	-
Total realized gain (loss) on investments and capital gains
distributions	1,441	1,391	50	-
Net unrealized appreciation (depreciation) during the year	5,217	2,491	37	1
Net increase (decrease) in net assets from operations	6,577	3,791	75	1
Changes from contract transactions:
Total unit transactions	6,692	10,946	1,286	25
Net increase (decrease) in assets derived from
principal transactions	6,692	10,946	1,286	25
Total increase (decrease) in net assets	13,269	14,737	1,361	26
Net assets at December 31, 2006	29,171	21,610	1,643	26
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	(32)	(22)	1
Total realized gain (loss) on investments and capital gains
distributions	3,940	2,380	166	9
Net unrealized appreciation (depreciation) during the year	6,939	6,767	(257)	(12)
Net increase (decrease) in net assets from operations	10,937	9,115	(113)	(2)
Changes from contract transactions:
Total unit transactions	3,723	9,448	938	48
Net increase (decrease) in assets derived from
principal transactions	3,723	9,448	938	48
Total increase (decrease) in net assets	14,660	18,563	825	46
Net assets at December 31, 2007	$ 43,831	$ 40,173	$ 2,468	$ 72

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING JPMorgan		ING Legg
	Value	ING Julius	Mason Partners	ING Legg
	Opportunities	Baer Foreign	All Cap	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ 8,790	$ -	$ 1,700
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(209)	-	(30)
Total realized gain (loss) on investments and capital gains
distributions	1	415	-	65
Net unrealized appreciation (depreciation) during the year	36	4,133	2	177
Net increase (decrease) in net assets from operations	36	4,339	2	212
Changes from contract transactions:
Total unit transactions	788	17,037	33	1,503
Net increase (decrease) in assets derived from
principal transactions	788	17,037	33	1,503
Total increase (decrease) in net assets	824	21,376	35	1,715
Net assets at December 31, 2006	824	30,166	35	3,415
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	(456)	2	(45)
Total realized gain (loss) on investments and capital gains
distributions	128	3,915	8	136
Net unrealized appreciation (depreciation) during the year	(217)	2,669	(2)	(434)
Net increase (decrease) in net assets from operations	(82)	6,128	8	(343)
Changes from contract transactions:
Total unit transactions	1,097	23,557	(43)	1,322
Net increase (decrease) in assets derived from
principal transactions	1,097	23,557	(43)	1,322
Total increase (decrease) in net assets	1,015	29,685	(35)	979
Net assets at December 31, 2007	$ 1,839	$ 59,851	$ -	$ 4,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Lord
	Abbett	ING Lord		ING Marsico
	Affiliated	Abbett	ING Marsico	International
	Portfolio -	Affiliated	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ 1,159	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	(21)	-
Total realized gain (loss) on investments and capital gains
distributions	11	-	23	-
Net unrealized appreciation (depreciation) during the year	52	-	118	-
Net increase (decrease) in net assets from operations	61	-	120	-
Changes from contract transactions:
Total unit transactions	1,007	-	1,468	-
Net increase (decrease) in assets derived from
principal transactions	1,007	-	1,468	-
Total increase (decrease) in net assets	1,068	-	1,588	-
Net assets at December 31, 2006	1,068	-	2,747	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(572)	6	(36)	-
Total realized gain (loss) on investments and capital gains
distributions	232	11	148	-
Net unrealized appreciation (depreciation) during the year	2,393	(30)	278	(2)
Net increase (decrease) in net assets from operations	2,053	(13)	390	(2)
Changes from contract transactions:
Total unit transactions	128,642	529	1,190	66
Net increase (decrease) in assets derived from
principal transactions	128,642	529	1,190	66
Total increase (decrease) in net assets	130,695	516	1,580	64
Net assets at December 31, 2007	$ 131,763	$ 516	$ 4,327	$ 64

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Marsico		ING MFS Total
	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2006	$ 1,348	$ -	$ -	$ 41,280
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(49)	1	(1)	454
Total realized gain (loss) on investments and capital gains
distributions	270	2	-	2,374
Net unrealized appreciation (depreciation) during the year	711	2	14	901
Net increase (decrease) in net assets from operations	932	5	13	3,729
Changes from contract transactions:
Total unit transactions	5,026	40	256	(8,450)
Net increase (decrease) in assets derived from
principal transactions	5,026	40	256	(8,450)
Total increase (decrease) in net assets	5,958	45	269	(4,721)
Net assets at December 31, 2006	7,306	45	269	36,559
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	3	(317)	638
Total realized gain (loss) on investments and capital gains
distributions	1,033	11	17	2,370
Net unrealized appreciation (depreciation) during the year	569	(18)	858	(1,896)
Net increase (decrease) in net assets from operations	1,600	(4)	558	1,112
Changes from contract transactions:
Total unit transactions	3,645	526	80,319	(4,067)
Net increase (decrease) in assets derived from
principal transactions	3,645	526	80,319	(4,067)
Total increase (decrease) in net assets	5,245	522	80,877	(2,955)
Net assets at December 31, 2007	$ 12,551	$ 567	$ 81,146	$ 33,604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING	ING PIMCO
	ING MFS	Oppenheimer	High Yield	ING PIMCO
	Utilities	Main Street	Portfolio -	High Yield
	Portfolio -	Portfolio® -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ 1,191	$ 214	$ -	$ 1,418
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(50)	(1)	5	175
Total realized gain (loss) on investments and capital gains
distributions	102	10	(1)	22
Net unrealized appreciation (depreciation) during the year	1,534	55	4	63
Net increase (decrease) in net assets from operations	1,586	64	8	260
Changes from contract transactions:
Total unit transactions	10,245	547	239	3,392
Net increase (decrease) in assets derived from
principal transactions	10,245	547	239	3,392
Total increase (decrease) in net assets	11,831	611	247	3,652
Net assets at December 31, 2006	13,022	825	247	5,070
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(51)	(3)	27	331
Total realized gain (loss) on investments and capital gains
distributions	3,078	102	(8)	11
Net unrealized appreciation (depreciation) during the year	2,510	(81)	(14)	(257)
Net increase (decrease) in net assets from operations	5,537	18	5	85
Changes from contract transactions:
Total unit transactions	18,964	1,161	548	567
Net increase (decrease) in assets derived from
principal transactions	18,964	1,161	548	567
Total increase (decrease) in net assets	24,501	1,179	553	652
Net assets at December 31, 2007	$ 37,523	$ 2,004	$ 800	$ 5,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Pioneer			ING Pioneer
	Equity Income	ING Pioneer		Mid Cap Value
	Portfolio -	Fund Portfolio	ING Pioneer	Portfolio -
	Institutional	- Institutional	Fund Portfolio	Institutional
	Class	Class	- Service Class	Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	-	(2)
Total realized gain (loss) on investments and capital gains
distributions	-	5	1	1
Net unrealized appreciation (depreciation) during the year	-	69	1	33
Net increase (decrease) in net assets from operations	-	69	2	32
Changes from contract transactions:
Total unit transactions	-	2,440	23	751
Net increase (decrease) in assets derived from
principal transactions	-	2,440	23	751
Total increase (decrease) in net assets	-	2,509	25	783
Net assets at December 31, 2006	-	2,509	25	783
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,448	(31)	(1)	(383)
Total realized gain (loss) on investments and capital gains
distributions	74	217	2	16
Net unrealized appreciation (depreciation) during the year	(5,352)	14	(1)	(2,175)
Net increase (decrease) in net assets from operations	(3,830)	200	-	(2,542)
Changes from contract transactions:
Total unit transactions	160,312	13,780	86	98,750
Net increase (decrease) in assets derived from
principal transactions	160,312	13,780	86	98,750
Total increase (decrease) in net assets	156,482	13,980	86	96,208
Net assets at December 31, 2007	$ 156,482	$ 16,489	$ 111	$ 96,991

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ 25,037	$ 19,163	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	476	75	1
Total realized gain (loss) on investments and capital gains
distributions	-	5,668	3,426	3
Net unrealized appreciation (depreciation) during the year	-	(1,908)	3,684	13
Net increase (decrease) in net assets from operations	-	4,236	7,185	17
Changes from contract transactions:
Total unit transactions	6	(25,648)	60,576	198
Net increase (decrease) in assets derived from
principal transactions	6	(25,648)	60,576	198
Total increase (decrease) in net assets	6	(21,412)	67,761	215
Net assets at December 31, 2006	6	3,625	86,924	215
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	47	951	5
Total realized gain (loss) on investments and capital gains
distributions	-	192	12,895	36
Net unrealized appreciation (depreciation) during the year	-	(63)	(11,663)	(61)
Net increase (decrease) in net assets from operations	-	176	2,183	(20)
Changes from contract transactions:
Total unit transactions	10	(213)	79,883	956
Net increase (decrease) in assets derived from
principal transactions	10	(213)	79,883	956
Total increase (decrease) in net assets	10	(37)	82,066	936
Net assets at December 31, 2007	$ 16	$ 3,588	$ 168,990	$ 1,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING T. Rowe	ING Templeton		ING Van
	Price Equity	Global Growth	ING Templeton	Kampen
	Income	Portfolio -	Global Growth	Capital Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2006	$ 54,938	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	264	-	(4)	-
Total realized gain (loss) on investments and capital gains
distributions	3,444	-	3	-
Net unrealized appreciation (depreciation) during the year	8,118	-	96	-
Net increase (decrease) in net assets from operations	11,826	-	95	-
Changes from contract transactions:
Total unit transactions	21,032	-	1,326	14
Net increase (decrease) in assets derived from
principal transactions	21,032	-	1,326	14
Total increase (decrease) in net assets	32,858	-	1,421	14
Net assets at December 31, 2006	87,796	-	1,421	14
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	370	(5)	(2)	-
Total realized gain (loss) on investments and capital gains
distributions	5,033	-	144	3
Net unrealized appreciation (depreciation) during the year	(3,764)	(6)	(144)	9
Net increase (decrease) in net assets from operations	1,639	(11)	(2)	12
Changes from contract transactions:
Total unit transactions	12,269	1,197	1,414	61
Net increase (decrease) in assets derived from
principal transactions	12,269	1,197	1,414	61
Total increase (decrease) in net assets	13,908	1,186	1,412	73
Net assets at December 31, 2007	$ 101,704	$ 1,186	$ 2,833	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP Index
	ING Van			Plus
	Kampen	ING Van		International
	Growth and	Kampen Real	ING Van	Equity
	Income	Estate Portfolio	Kampen Real	Portfolio -
	Portfolio -	- Institutional	Estate Portfolio	Institutional
	Service Class	Class	- Service Class	Class
Net assets at January 1, 2006	$ 8,388	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(2)	(28)	-
Total realized gain (loss) on investments and capital gains
distributions	1,103	2	63	-
Net unrealized appreciation (depreciation) during the year	658	47	1,198	-
Net increase (decrease) in net assets from operations	1,770	47	1,233	-
Changes from contract transactions:
Total unit transactions	5,546	707	15,672	-
Net increase (decrease) in assets derived from
principal transactions	5,546	707	15,672	-
Total increase (decrease) in net assets	7,316	754	16,905	-
Net assets at December 31, 2006	15,704	754	16,905	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	103	3	36	(33)
Total realized gain (loss) on investments and capital gains
distributions	1,414	88	2,824	4
Net unrealized appreciation (depreciation) during the year	(1,343)	(296)	(7,927)	(304)
Net increase (decrease) in net assets from operations	174	(205)	(5,067)	(333)
Changes from contract transactions:
Total unit transactions	1,410	393	9,000	22,695
Net increase (decrease) in assets derived from
principal transactions	1,410	393	9,000	22,695
Total increase (decrease) in net assets	1,584	188	3,933	22,362
Net assets at December 31, 2007	$ 17,288	$ 942	$ 20,838	$ 22,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Index
	Plus	ING Wells	ING Wells	ING Wells
	International	Fargo	Fargo	Fargo Small
	Equity	Disciplined	Disciplined	Cap Disciplined
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Service Class	- Adviser Class	- Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	18	-	(2)	(2)
Total realized gain (loss) on investments and capital gains
distributions	54	-	2	24
Net unrealized appreciation (depreciation) during the year	99	-	49	37
Net increase (decrease) in net assets from operations	171	-	49	59
Changes from contract transactions:
Total unit transactions	2,366	-	718	1,082
Net increase (decrease) in assets derived from
principal transactions	2,366	-	718	1,082
Total increase (decrease) in net assets	2,537	-	767	1,141
Net assets at December 31, 2006	2,537	-	767	1,141
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(84)	-	5	(10)
Total realized gain (loss) on investments and capital gains
distributions	533	-	54	58
Net unrealized appreciation (depreciation) during the year	(190)	-	(136)	(90)
Net increase (decrease) in net assets from operations	259	-	(77)	(42)
Changes from contract transactions:
Total unit transactions	4,320	3	433	(77)
Net increase (decrease) in assets derived from
principal transactions	4,320	3	433	(77)
Total increase (decrease) in net assets	4,579	3	356	(119)
Net assets at December 31, 2007	$ 7,116	$ 3	$ 1,123	$ 1,022

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING		ING American	ING American
	International	ING	Century Large	Century Large
	Growth	International	Company	Company
	Opportunities	SmallCap Fund	Value Portfolio	Value Portfolio
	Fund - Class Q	- Class A	- Adviser Class	- Service Class
Net assets at January 1, 2006	$ 2	$ 283	$ -	$ 4,395
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(40)
Total realized gain (loss) on investments and capital gains
distributions	-	21	-	345
Net unrealized appreciation (depreciation) during the year	-	95	1	478
Net increase (decrease) in net assets from operations	-	116	1	783
Changes from contract transactions:
Total unit transactions	5	438	8	112
Net increase (decrease) in assets derived from
principal transactions	5	438	8	112
Total increase (decrease) in net assets	5	554	9	895
Net assets at December 31, 2006	7	837	9	5,290
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4	-	5
Total realized gain (loss) on investments and capital gains
distributions	2	480	2	628
Net unrealized appreciation (depreciation) during the year	-	(379)	(4)	(763)
Net increase (decrease) in net assets from operations	2	105	(2)	(130)
Changes from contract transactions:
Total unit transactions	2	1,279	79	(730)
Net increase (decrease) in assets derived from
principal transactions	2	1,279	79	(730)
Total increase (decrease) in net assets	4	1,384	77	(860)
Net assets at December 31, 2007	$ 11	$ 2,221	$ 86	$ 4,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING American	ING American
	ING American	ING American	Century Small-	Century Small-
	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 158,146	$ 20	$ -	$ 31,597
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	326	-	-	(321)
Total realized gain (loss) on investments and capital gains
distributions	951	-	-	760
Net unrealized appreciation (depreciation) during the year	(5,974)	(1)	2	3,923
Net increase (decrease) in net assets from operations	(4,697)	(1)	2	4,362
Changes from contract transactions:
Total unit transactions	(21,892)	(19)	20	(2,133)
Net increase (decrease) in assets derived from
principal transactions	(21,892)	(19)	20	(2,133)
Total increase (decrease) in net assets	(26,589)	(20)	22	2,229
Net assets at December 31, 2006	131,557	-	22	33,826
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	434	-	-	(193)
Total realized gain (loss) on investments and capital gains
distributions	15,123	-	6	4,881
Net unrealized appreciation (depreciation) during the year	(5,598)	-	(8)	(5,673)
Net increase (decrease) in net assets from operations	9,959	-	(2)	(985)
Changes from contract transactions:
Total unit transactions	(141,516)	-	17	(4,206)
Net increase (decrease) in assets derived from
principal transactions	(141,516)	-	17	(4,206)
Total increase (decrease) in net assets	(131,557)	-	15	(5,191)
Net assets at December 31, 2007	$ -	$ -	$ 37	$ 28,635

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap
	ING Baron	Growth	Growth	Value II
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 79,169	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(888)	-
Total realized gain (loss) on investments and capital gains
distributions	1	(2)	4,474	-
Net unrealized appreciation (depreciation) during the year	13	3	7,482	3
Net increase (decrease) in net assets from operations	13	1	11,068	3
Changes from contract transactions:
Total unit transactions	293	62	1,214	36
Net increase (decrease) in assets derived from
principal transactions	293	62	1,214	36
Total increase (decrease) in net assets	306	63	12,282	39
Net assets at December 31, 2006	306	63	91,451	39
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	(1)	(996)	(3)
Total realized gain (loss) on investments and capital gains
distributions	48	8	3,264	9
Net unrealized appreciation (depreciation) during the year	58	(3)	2,329	(31)
Net increase (decrease) in net assets from operations	88	4	4,597	(25)
Changes from contract transactions:
Total unit transactions	2,823	190	12,652	782
Net increase (decrease) in assets derived from
principal transactions	2,823	190	12,652	782
Total increase (decrease) in net assets	2,911	194	17,249	757
Net assets at December 31, 2007	$ 3,217	$ 257	$ 108,700	$ 796

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING	ING
	ING Davis New	ING Fidelity®	Fundamental	Fundamental
	York Venture	VIP Mid Cap	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 7,330	$ -	$ -	$ 1,536
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(89)	-	-	(16)
Total realized gain (loss) on investments and capital gains
distributions	781	-	-	91
Net unrealized appreciation (depreciation) during the year	315	2	-	79
Net increase (decrease) in net assets from operations	1,007	2	-	154
Changes from contract transactions:
Total unit transactions	1,131	108	5	(180)
Net increase (decrease) in assets derived from
principal transactions	1,131	108	5	(180)
Total increase (decrease) in net assets	2,138	110	5	(26)
Net assets at December 31, 2006	9,468	110	5	1,510
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(85)	(5)	-	4
Total realized gain (loss) on investments and capital gains
distributions	394	19	-	270
Net unrealized appreciation (depreciation) during the year	(49)	81	-	(234)
Net increase (decrease) in net assets from operations	260	95	-	40
Changes from contract transactions:
Total unit transactions	1,585	3,839	(5)	(1,550)
Net increase (decrease) in assets derived from
principal transactions	1,585	3,839	(5)	(1,550)
Total increase (decrease) in net assets	1,845	3,934	(5)	(1,510)
Net assets at December 31, 2007	$ 11,313	$ 4,044	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Goldman
	ING Goldman	Sachs®
	Sachs® Capital	Structured	ING JPMorgan	ING JPMorgan
	Growth	Equity	International	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 2,001	$ -	$ -	$ 139,805
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	-	-	(136)
Total realized gain (loss) on investments and capital gains
distributions	95	-	-	11,560
Net unrealized appreciation (depreciation) during the year	72	-	1	16,783
Net increase (decrease) in net assets from operations	146	-	1	28,207
Changes from contract transactions:
Total unit transactions	10	2	19	(17,809)
Net increase (decrease) in assets derived from
principal transactions	10	2	19	(17,809)
Total increase (decrease) in net assets	156	2	20	10,398
Net assets at December 31, 2006	2,157	2	20	150,203
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	-	3	1,581
Total realized gain (loss) on investments and capital gains
distributions	244	-	3	14,809
Net unrealized appreciation (depreciation) during the year	(224)	-	(4)	(3,771)
Net increase (decrease) in net assets from operations	45	-	2	12,619
Changes from contract transactions:
Total unit transactions	(2,202)	(2)	169	(20,511)
Net increase (decrease) in assets derived from
principal transactions	(2,202)	(2)	169	(20,511)
Total increase (decrease) in net assets	(2,157)	(2)	171	(7,892)
Net assets at December 31, 2007	$ -	$ -	$ 191	$ 142,311

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING Legg
				Mason Partners
	ING JPMorgan	ING JPMorgan	ING JPMorgan	Aggressive
	International	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ 3	$ -	$ 24,333	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(288)	-
Total realized gain (loss) on investments and capital gains
distributions	1	1	572	-
Net unrealized appreciation (depreciation) during the year	1	4	3,657	1
Net increase (decrease) in net assets from operations	2	5	3,941	1
Changes from contract transactions:
Total unit transactions	11	86	4,304	16
Net increase (decrease) in assets derived from
principal transactions	11	86	4,304	16
Total increase (decrease) in net assets	13	91	8,245	17
Net assets at December 31, 2006	16	91	32,578	17
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(183)	-
Total realized gain (loss) on investments and capital gains
distributions	-	23	2,736	4
Net unrealized appreciation (depreciation) during the year	1	(35)	(2,133)	(7)
Net increase (decrease) in net assets from operations	1	(12)	420	(3)
Changes from contract transactions:
Total unit transactions	14	307	1,986	82
Net increase (decrease) in assets derived from
principal transactions	14	307	1,986	82
Total increase (decrease) in net assets	15	295	2,406	79
Net assets at December 31, 2007	$ 31	$ 386	$ 34,984	$ 96

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Legg	ING Legg	ING Legg	ING Legg
	Mason Partners	Mason Partners	Mason Partners	Mason Partners
	Aggressive	Aggressive	Large Cap	Large Cap
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 213,925	$ 36	$ -	$ 4,113
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,190)	-	-	(40)
Total realized gain (loss) on investments and capital gains
distributions	(1,080)	-	-	70
Net unrealized appreciation (depreciation) during the year	21,852	6	1	65
Net increase (decrease) in net assets from operations	18,582	6	1	95
Changes from contract transactions:
Total unit transactions	(28,700)	40	32	(358)
Net increase (decrease) in assets derived from
principal transactions	(28,700)	40	32	(358)
Total increase (decrease) in net assets	(10,118)	46	33	(263)
Net assets at December 31, 2006	203,807	82	33	3,850
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,922)	(1)	-	(38)
Total realized gain (loss) on investments and capital gains
distributions	(9,429)	4	6	153
Net unrealized appreciation (depreciation) during the year	7,512	(6)	(5)	26
Net increase (decrease) in net assets from operations	(3,839)	(3)	1	141
Changes from contract transactions:
Total unit transactions	(38,945)	8	108	(455)
Net increase (decrease) in assets derived from
principal transactions	(38,945)	8	108	(455)
Total increase (decrease) in net assets	(42,784)	5	109	(314)
Net assets at December 31, 2007	$ 161,023	$ 87	$ 142	$ 3,536

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Neuberger	ING Neuberger		ING
	Berman	Berman	ING OpCap	Oppenheimer
	Partners	Regency	Balanced Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ 16,573	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(28)	-
Total realized gain (loss) on investments and capital gains
distributions	7	-	660	1
Net unrealized appreciation (depreciation) during the year	-	-	588	5
Net increase (decrease) in net assets from operations	7	-	1,220	6
Changes from contract transactions:
Total unit transactions	225	1	(4,296)	90
Net increase (decrease) in assets derived from
principal transactions	225	1	(4,296)	90
Total increase (decrease) in net assets	232	1	(3,076)	96
Net assets at December 31, 2006	232	1	13,497	96
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	-	27	-
Total realized gain (loss) on investments and capital gains
distributions	40	-	1,739	15
Net unrealized appreciation (depreciation) during the year	(52)	(2)	(2,299)	(12)
Net increase (decrease) in net assets from operations	(20)	(2)	(533)	3
Changes from contract transactions:
Total unit transactions	2,054	63	(2,003)	266
Net increase (decrease) in assets derived from
principal transactions	2,054	63	(2,003)	266
Total increase (decrease) in net assets	2,034	61	(2,536)	269
Net assets at December 31, 2007	$ 2,266	$ 62	$ 10,961	$ 365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 881,737	$ 20	$ -	$ 116,350
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8,716)	(2)	-	(654)
Total realized gain (loss) on investments and capital gains
distributions	31,773	2	-	644
Net unrealized appreciation (depreciation) during the year	119,373	18	5	8,090
Net increase (decrease) in net assets from operations	142,430	18	5	8,080
Changes from contract transactions:
Total unit transactions	(102,837)	142	122	(11,537)
Net increase (decrease) in assets derived from
principal transactions	(102,837)	142	122	(11,537)
Total increase (decrease) in net assets	39,593	160	127	(3,457)
Net assets at December 31, 2006	921,330	180	127	112,893
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	298	1	9	4,210
Total realized gain (loss) on investments and capital gains
distributions	81,523	24	3	1,642
Net unrealized appreciation (depreciation) during the year	(31,597)	(17)	2	2,740
Net increase (decrease) in net assets from operations	50,224	8	14	8,592
Changes from contract transactions:
Total unit transactions	(130,832)	251	134	4,203
Net increase (decrease) in assets derived from
principal transactions	(130,832)	251	134	4,203
Total increase (decrease) in net assets	(80,608)	259	148	12,795
Net assets at December 31, 2007	$ 840,722	$ 439	$ 275	$ 125,688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2006	$ -	$ 54,953	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	394	11	-
Total realized gain (loss) on investments and capital gains
distributions	-	107	3	-
Net unrealized appreciation (depreciation) during the year	5	1,238	14	-
Net increase (decrease) in net assets from operations	7	1,739	28	-
Changes from contract transactions:
Total unit transactions	262	6,231	972	6
Net increase (decrease) in assets derived from
principal transactions	262	6,231	972	6
Total increase (decrease) in net assets	269	7,970	1,000	6
Net assets at December 31, 2006	269	62,923	1,000	6
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	15	1,665	162	2
Total realized gain (loss) on investments and capital gains
distributions	5	433	40	-
Net unrealized appreciation (depreciation) during the year	22	3,685	(127)	(3)
Net increase (decrease) in net assets from operations	42	5,783	75	(1)
Changes from contract transactions:
Total unit transactions	243	14,304	4,109	90
Net increase (decrease) in assets derived from
principal transactions	243	14,304	4,109	90
Total increase (decrease) in net assets	285	20,087	4,184	89
Net assets at December 31, 2007	$ 554	$ 83,010	$ 5,184	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 440	$ 1,980	$ 266	$ 1,918
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	(52)	(10)	(53)
Total realized gain (loss) on investments and capital gains
distributions	12	58	7	71
Net unrealized appreciation (depreciation) during the year	150	919	255	1,237
Net increase (decrease) in net assets from operations	154	925	252	1,255
Changes from contract transactions:
Total unit transactions	2,256	12,303	3,872	15,010
Net increase (decrease) in assets derived from
principal transactions	2,256	12,303	3,872	15,010
Total increase (decrease) in net assets	2,410	13,228	4,124	16,265
Net assets at December 31, 2006	2,850	15,208	4,390	18,183
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(81)	(12)	(127)
Total realized gain (loss) on investments and capital gains
distributions	68	673	109	615
Net unrealized appreciation (depreciation) during the year	137	52	135	226
Net increase (decrease) in net assets from operations	204	644	232	714
Changes from contract transactions:
Total unit transactions	6,696	14,447	7,481	20,666
Net increase (decrease) in assets derived from
principal transactions	6,696	14,447	7,481	20,666
Total increase (decrease) in net assets	6,900	15,091	7,713	21,380
Net assets at December 31, 2007	$ 9,750	$ 30,299	$ 12,103	$ 39,563

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 440	$ 1,176	$ 256	$ 586
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(41)	(7)	(29)
Total realized gain (loss) on investments and capital gains
distributions	8	71	4	61
Net unrealized appreciation (depreciation) during the year	255	874	155	525
Net increase (decrease) in net assets from operations	251	904	152	557
Changes from contract transactions:
Total unit transactions	3,163	9,926	1,842	6,443
Net increase (decrease) in assets derived from
principal transactions	3,163	9,926	1,842	6,443
Total increase (decrease) in net assets	3,414	10,830	1,994	7,000
Net assets at December 31, 2006	3,854	12,006	2,250	7,586
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(85)	(12)	(88)
Total realized gain (loss) on investments and capital gains
distributions	96	381	79	220
Net unrealized appreciation (depreciation) during the year	62	289	27	283
Net increase (decrease) in net assets from operations	145	585	94	415
Changes from contract transactions:
Total unit transactions	5,831	14,953	5,514	9,461
Net increase (decrease) in assets derived from
principal transactions	5,831	14,953	5,514	9,461
Total increase (decrease) in net assets	5,976	15,538	5,608	9,876
Net assets at December 31, 2007	$ 9,830	$ 27,544	$ 7,858	$ 17,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 40	$ 341	$ -	$ 429,422
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(8)	-	(4,371)
Total realized gain (loss) on investments and capital gains
distributions	3	15	-	21,200
Net unrealized appreciation (depreciation) during the year	37	82	1	15,200
Net increase (decrease) in net assets from operations	38	89	1	32,029
Changes from contract transactions:
Total unit transactions	1,579	2,316	38	(64,164)
Net increase (decrease) in assets derived from
principal transactions	1,579	2,316	38	(64,164)
Total increase (decrease) in net assets	1,617	2,405	39	(32,135)
Net assets at December 31, 2006	1,657	2,746	39	397,287
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	(13)	-	(3,472)
Total realized gain (loss) on investments and capital gains
distributions	41	125	13	49,859
Net unrealized appreciation (depreciation) during the year	211	63	(7)	275
Net increase (decrease) in net assets from operations	260	175	6	46,662
Changes from contract transactions:
Total unit transactions	5,510	4,464	320	(54,649)
Net increase (decrease) in assets derived from
principal transactions	5,510	4,464	320	(54,649)
Total increase (decrease) in net assets	5,770	4,639	326	(7,987)
Net assets at December 31, 2007	$ 7,427	$ 7,385	$ 365	$ 389,300

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	Price Growth
	Cap Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2006	$ 230	$ -	$ 282,041	$ 446
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	-	(2,186)	(4)
Total realized gain (loss) on investments and capital gains
distributions	19	-	6,155	12
Net unrealized appreciation (depreciation) during the year	14	9	28,097	74
Net increase (decrease) in net assets from operations	30	9	32,066	82
Changes from contract transactions:
Total unit transactions	165	134	(32,576)	339
Net increase (decrease) in assets derived from
principal transactions	165	134	(32,576)	339
Total increase (decrease) in net assets	195	143	(510)	421
Net assets at December 31, 2006	425	143	281,531	867
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(2)	(1,573)	(6)
Total realized gain (loss) on investments and capital gains
distributions	56	53	12,711	75
Net unrealized appreciation (depreciation) during the year	(3)	(29)	12,582	18
Net increase (decrease) in net assets from operations	50	22	23,720	87
Changes from contract transactions:
Total unit transactions	39	990	(30,226)	280
Net increase (decrease) in assets derived from
principal transactions	39	990	(30,226)	280
Total increase (decrease) in net assets	89	1,012	(6,506)	367
Net assets at December 31, 2007	$ 514	$ 1,155	$ 275,025	$ 1,234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING UBS U.S.
	ING Templeton	ING	ING	Large Cap
	Foreign Equity	Thornburg	Thornburg	Equity
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Service Class	- Adviser Class	- Initial Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ 118,725	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	-	(618)	-
Total realized gain (loss) on investments and capital gains
distributions	7	-	(16,117)	-
Net unrealized appreciation (depreciation) during the year	17	4	33,319	-
Net increase (decrease) in net assets from operations	26	4	16,584	-
Changes from contract transactions:
Total unit transactions	276	50	(17,953)	-
Net increase (decrease) in assets derived from
principal transactions	276	50	(17,953)	-
Total increase (decrease) in net assets	302	54	(1,369)	-
Net assets at December 31, 2006	302	54	117,356	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	(1)	(695)	-
Total realized gain (loss) on investments and capital gains
distributions	131	7	(6,680)	-
Net unrealized appreciation (depreciation) during the year	122	(22)	14,266	-
Net increase (decrease) in net assets from operations	264	(16)	6,891	-
Changes from contract transactions:
Total unit transactions	4,867	483	(10,814)	13
Net increase (decrease) in assets derived from
principal transactions	4,867	483	(10,814)	13
Total increase (decrease) in net assets	5,131	467	(3,923)	13
Net assets at December 31, 2007	$ 5,433	$ 521	$ 113,433	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	Large Cap	Large Cap	Small Cap	Kampen
	Equity	Equity	Growth	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ 134,490	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(349)	-	-	-
Total realized gain (loss) on investments and capital gains
distributions	(977)	-	3	2
Net unrealized appreciation (depreciation) during the year	17,951	-	-	5
Net increase (decrease) in net assets from operations	16,625	-	3	7
Changes from contract transactions:
Total unit transactions	(15,835)	3	21	144
Net increase (decrease) in assets derived from
principal transactions	(15,835)	3	21	144
Total increase (decrease) in net assets	790	3	24	151
Net assets at December 31, 2006	135,280	3	24	151
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(518)	-	(3)	3
Total realized gain (loss) on investments and capital gains
distributions	(3,980)	-	16	18
Net unrealized appreciation (depreciation) during the year	4,862	-	(37)	(42)
Net increase (decrease) in net assets from operations	364	-	(24)	(21)
Changes from contract transactions:
Total unit transactions	(9,172)	3	592	252
Net increase (decrease) in assets derived from
principal transactions	(9,172)	3	592	252
Total increase (decrease) in net assets	(8,808)	3	568	231
Net assets at December 31, 2007	$ 126,472	$ 6	$ 592	$ 382

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2006	$ 98,136	$ -	$ 344,729	$ 13
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(275)	-	3,243	-
Total realized gain (loss) on investments and capital gains
distributions	10,310	-	16,366	2
Net unrealized appreciation (depreciation) during the year	4,322	1	20,526	4
Net increase (decrease) in net assets from operations	14,357	1	40,135	6
Changes from contract transactions:
Total unit transactions	(12,252)	20	(6,307)	71
Net increase (decrease) in assets derived from
principal transactions	(12,252)	20	(6,307)	71
Total increase (decrease) in net assets	2,105	21	33,828	77
Net assets at December 31, 2006	100,241	21	378,557	90
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	130	3	4,947	3
Total realized gain (loss) on investments and capital gains
distributions	6,497	5	21,684	6
Net unrealized appreciation (depreciation) during the year	(9,132)	(4)	(16,807)	(8)
Net increase (decrease) in net assets from operations	(2,505)	4	9,824	1
Changes from contract transactions:
Total unit transactions	(13,824)	178	(63,112)	97
Net increase (decrease) in assets derived from
principal transactions	(13,824)	178	(63,112)	97
Total increase (decrease) in net assets	(16,329)	182	(53,288)	98
Net assets at December 31, 2007	$ 83,912	$ 203	$ 325,269	$ 188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A
Net assets at January 1, 2006	$ 39,166	$ 81,185	$ 73,683	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	629	246	621	-
Total realized gain (loss) on investments and capital gains
distributions	2,407	2,151	2,774	-
Net unrealized appreciation (depreciation) during the year	(230)	7,313	4,155	-
Net increase (decrease) in net assets from operations	2,806	9,710	7,550	-
Changes from contract transactions:
Total unit transactions	(2,452)	(2,303)	1,574	-
Net increase (decrease) in assets derived from
principal transactions	(2,452)	(2,303)	1,574	-
Total increase (decrease) in net assets	354	7,407	9,124	-
Net assets at December 31, 2006	39,520	88,592	82,807	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	816	549	904	2
Total realized gain (loss) on investments and capital gains
distributions	1,684	7,336	5,765	-
Net unrealized appreciation (depreciation) during the year	(754)	(4,560)	(3,399)	(1)
Net increase (decrease) in net assets from operations	1,746	3,325	3,270	1
Changes from contract transactions:
Total unit transactions	(3,605)	(7,328)	(12,927)	157
Net increase (decrease) in assets derived from
principal transactions	(3,605)	(7,328)	(12,927)	157
Total increase (decrease) in net assets	(1,859)	(4,003)	(9,657)	158
Net assets at December 31, 2007	$ 37,661	$ 84,589	$ 73,150	$ 158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	Growth and	Growth and
	Income	Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 1	Series 2
Net assets at January 1, 2006	$ 1,975,255	$ -	$ 1,438	11,168
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	788	-	15	161
Total realized gain (loss) on investments and capital gains
distributions	(131,519)	-	24	80
Net unrealized appreciation (depreciation) during the year	368,164	-	27	203
Net increase (decrease) in net assets from operations	237,433	-	66	444
Changes from contract transactions:
Total unit transactions	(272,500)	-	(509)	(4,007)
Net increase (decrease) in assets derived from
principal transactions	(272,500)	-	(509)	(4,007)
Total increase (decrease) in net assets	(35,067)	-	(443)	(3,563)
Net assets at December 31, 2006	1,940,188	-	995	7,605
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,797	1	13	113
Total realized gain (loss) on investments and capital gains
distributions	(106,075)	-	22	123
Net unrealized appreciation (depreciation) during the year	217,416	-	(8)	(14)
Net increase (decrease) in net assets from operations	115,138	1	27	222
Changes from contract transactions:
Total unit transactions	(296,758)	100	(105)	(2,129)
Net increase (decrease) in assets derived from
principal transactions	(296,758)	100	(105)	(2,129)
Total increase (decrease) in net assets	(181,620)	101	(78)	(1,907)
Net assets at December 31, 2007	$ 1,758,568	$ 101	$ 917	$ 5,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 5	Series 6	Series 7
Net assets at January 1, 2006	$ 37,121	$ 645	$ 4,616	$ 3,939
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	382	2	27	34
Total realized gain (loss) on investments and capital gains
distributions	37	28	73	34
Net unrealized appreciation (depreciation) during the year	981	29	222	238
Net increase (decrease) in net assets from operations	1,400	59	322	306
Changes from contract transactions:
Total unit transactions	(10,636)	(19)	(1,007)	(689)
Net increase (decrease) in assets derived from
principal transactions	(10,636)	(19)	(1,007)	(689)
Total increase (decrease) in net assets	(9,236)	40	(685)	(383)
Net assets at December 31, 2006	27,885	685	3,931	3,556
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	292	-	19	29
Total realized gain (loss) on investments and capital gains
distributions	305	34	265	196
Net unrealized appreciation (depreciation) during the year	326	(30)	(239)	(169)
Net increase (decrease) in net assets from operations	923	4	45	56
Changes from contract transactions:
Total unit transactions	(5,604)	(29)	(1,058)	(1,096)
Net increase (decrease) in assets derived from
principal transactions	(5,604)	(29)	(1,058)	(1,096)
Total increase (decrease) in net assets	(4,681)	(25)	(1,013)	(1,040)
Net assets at December 31, 2007	$ 23,204	$ 660	$ 2,918	$ 2,516

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11
Net assets at January 1, 2006	$ 1,556	$ 220	$ 107	$ 80
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	-	(1)	(1)
Total realized gain (loss) on investments and capital gains
distributions	14	-	2	-
Net unrealized appreciation (depreciation) during the year	109	13	6	3
Net increase (decrease) in net assets from operations	125	13	7	2
Changes from contract transactions:
Total unit transactions	(174)	(65)	(38)	(35)
Net increase (decrease) in assets derived from
principal transactions	(174)	(65)	(38)	(35)
Total increase (decrease) in net assets	(49)	(52)	(31)	(33)
Net assets at December 31, 2006	1,507	168	76	47
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	1	-	1
Total realized gain (loss) on investments and capital gains
distributions	97	5	2	1
Net unrealized appreciation (depreciation) during the year	(84)	(3)	-	(2)
Net increase (decrease) in net assets from operations	17	3	2	-
Changes from contract transactions:
Total unit transactions	(555)	(7)	(2)	-
Net increase (decrease) in assets derived from
principal transactions	(555)	(7)	(2)	-
Total increase (decrease) in net assets	(538)	(4)	-	-
Net assets at December 31, 2007	$ 969	$ 164	$ 76	$ 47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2006	$ 40,552	$ 78,900	$ 532,133	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(405)	(690)	247	-
Total realized gain (loss) on investments and capital gains
distributions	2,142	(12,107)	(16,794)	2
Net unrealized appreciation (depreciation) during the year	589	13,849	83,656	-
Net increase (decrease) in net assets from operations	2,326	1,052	67,109	2
Changes from contract transactions:
Total unit transactions	(5,284)	(12,115)	(59,790)	5
Net increase (decrease) in assets derived from
principal transactions	(5,284)	(12,115)	(59,790)	5
Total increase (decrease) in net assets	(2,958)	(11,063)	7,319	7
Net assets at December 31, 2006	37,594	67,837	539,452	7
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(385)	(541)	1,026	-
Total realized gain (loss) on investments and capital gains
distributions	1,796	(3,169)	(7,474)	(3)
Net unrealized appreciation (depreciation) during the year	4,645	13,275	27,106	2
Net increase (decrease) in net assets from operations	6,056	9,565	20,658	(1)
Changes from contract transactions:
Total unit transactions	(816)	(15,081)	(91,018)	328
Net increase (decrease) in assets derived from
principal transactions	(816)	(15,081)	(91,018)	328
Total increase (decrease) in net assets	5,240	(5,516)	(70,360)	327
Net assets at December 31, 2007	$ 42,834	$ 62,321	$ 469,092	$ 334

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2006	$ 416,465	$ -	$ 182,246	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,595)	-	(1,106)	-
Total realized gain (loss) on investments and capital gains
distributions	47,518	-	20,788	-
Net unrealized appreciation (depreciation) during the year	(11,351)	1	3,103	1
Net increase (decrease) in net assets from operations	34,572	1	22,785	1
Changes from contract transactions:
Total unit transactions	(29,309)	42	(15,154)	51
Net increase (decrease) in assets derived from
principal transactions	(29,309)	42	(15,154)	51
Total increase (decrease) in net assets	5,263	43	7,631	52
Net assets at December 31, 2006	421,728	43	189,877	52
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(928)	-	(944)	-
Total realized gain (loss) on investments and capital gains
distributions	50,730	9	31,898	5
Net unrealized appreciation (depreciation) during the year	(29,602)	(15)	(42,343)	(13)
Net increase (decrease) in net assets from operations	20,200	(6)	(11,389)	(8)
Changes from contract transactions:
Total unit transactions	(60,397)	306	(27,178)	46
Net increase (decrease) in assets derived from
principal transactions	(60,397)	306	(27,178)	46
Total increase (decrease) in net assets	(40,197)	300	(38,567)	38
Net assets at December 31, 2007	$ 381,531	$ 343	$ 151,310	$ 90

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	International	International	ING VP Small	ING VP Small
	Equity	Equity	Company	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2006	$ 16,979	$ -	$ 158,729	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	110	-	(1,020)	-
Total realized gain (loss) on investments and capital gains
distributions	1,431	-	35,627	-
Net unrealized appreciation (depreciation) during the year	2,490	2	(10,251)	-
Net increase (decrease) in net assets from operations	4,031	2	24,356	-
Changes from contract transactions:
Total unit transactions	1,616	16	(13,998)	11
Net increase (decrease) in assets derived from
principal transactions	1,616	16	(13,998)	11
Total increase (decrease) in net assets	5,647	18	10,358	11
Net assets at December 31, 2006	22,626	18	169,087	11
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	587	1	(1,271)	-
Total realized gain (loss) on investments and capital gains
distributions	5,552	4	41,173	2
Net unrealized appreciation (depreciation) during the year	(4,879)	(2)	(31,382)	(3)
Net increase (decrease) in net assets from operations	1,260	3	8,520	(1)
Changes from contract transactions:
Total unit transactions	(23,886)	(21)	(42,469)	77
Net increase (decrease) in assets derived from
principal transactions	(23,886)	(21)	(42,469)	77
Total increase (decrease) in net assets	(22,626)	(18)	(33,949)	76
Net assets at December 31, 2007	$ -	$ -	$ 135,138	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP
	ING VP Value	Financial	ING VP	ING VP
	Opportunity	Services	International	International
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio
	Class I	Class I	- Class I	- Class S
Net assets at January 1, 2006	$ 97,980	$ 790	$ 78,444	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	412	8	1,502	1
Total realized gain (loss) on investments and capital gains
distributions	2,215	154	10,192	3
Net unrealized appreciation (depreciation) during the year	11,020	159	13,241	3
Net increase (decrease) in net assets from operations	13,647	321	24,935	7
Changes from contract transactions:
Total unit transactions	(14,817)	2,510	20,374	53
Net increase (decrease) in assets derived from
principal transactions	(14,817)	2,510	20,374	53
Total increase (decrease) in net assets	(1,170)	2,831	45,309	60
Net assets at December 31, 2006	96,810	3,621	123,753	60
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	590	19	1,111	3
Total realized gain (loss) on investments and capital gains
distributions	3,989	204	28,055	54
Net unrealized appreciation (depreciation) during the year	(2,489)	(574)	(13,036)	(32)
Net increase (decrease) in net assets from operations	2,090	(351)	16,130	25
Changes from contract transactions:
Total unit transactions	(16,721)	(707)	18,248	395
Net increase (decrease) in assets derived from
principal transactions	(16,721)	(707)	18,248	395
Total increase (decrease) in net assets	(14,631)	(1,058)	34,378	420
Net assets at December 31, 2007	$ 82,179	$ 2,563	$ 158,131	$ 480

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP		ING VP
	MidCap	MidCap		SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class I	Class S	- Class I	Class I
Net assets at January 1, 2006	$ 5,277	$ -	$ 47,193	$ 9,331
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(67)	-	876	(90)
Total realized gain (loss) on investments and capital gains
distributions	327	-	4,302	709
Net unrealized appreciation (depreciation) during the year	47	-	14,669	413
Net increase (decrease) in net assets from operations	307	-	19,847	1,032
Changes from contract transactions:
Total unit transactions	557	3	19,666	(172)
Net increase (decrease) in assets derived from
principal transactions	557	3	19,666	(172)
Total increase (decrease) in net assets	864	3	39,513	860
Net assets at December 31, 2006	6,141	3	86,706	10,191
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(76)	-	1,131	(95)
Total realized gain (loss) on investments and capital gains
distributions	552	-	13,392	797
Net unrealized appreciation (depreciation) during the year	1,043	7	(26,636)	155
Net increase (decrease) in net assets from operations	1,519	7	(12,113)	857
Changes from contract transactions:
Total unit transactions	2,098	60	(25,561)	867
Net increase (decrease) in assets derived from
principal transactions	2,098	60	(25,561)	867
Total increase (decrease) in net assets	3,617	67	(37,674)	1,724
Net assets at December 31, 2007	$ 9,758	$ 70	$ 49,032	$ 11,915

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP
	SmallCap	ING VP	ING VP	ING VP
	Opportunities	Balanced	Intermediate	Intermediate
	Portfolio -	Portfolio -	Bond Portfolio	Bond Portfolio
	Class S	Class I	- Class I	- Class S
Net assets at January 1, 2006	$ -	$ 637,454	$ 405,018	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8,254	11,890	-
Total realized gain (loss) on investments and capital gains
distributions	(2)	(9,580)	(383)	-
Net unrealized appreciation (depreciation) during the year	-	52,946	232	-
Net increase (decrease) in net assets from operations	(2)	51,620	11,739	-
Changes from contract transactions:
Total unit transactions	12	(100,710)	(16,611)	12
Net increase (decrease) in assets derived from
principal transactions	12	(100,710)	(16,611)	12
Total increase (decrease) in net assets	10	(49,090)	(4,872)	12
Net assets at December 31, 2006	10	588,364	400,146	12
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8,816	11,361	9
Total realized gain (loss) on investments and capital gains
distributions	1	15,720	185	2
Net unrealized appreciation (depreciation) during the year	-	253	8,421	(1)
Net increase (decrease) in net assets from operations	1	24,789	19,967	10
Changes from contract transactions:
Total unit transactions	6	(84,719)	1,139	227
Net increase (decrease) in assets derived from
principal transactions	6	(84,719)	1,139	227
Total increase (decrease) in net assets	7	(59,930)	21,106	237
Net assets at December 31, 2007	$ 17	$ 528,434	$ 421,252	$ 249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Janus Aspen
	ING VP Money	ING VP		Series Balanced
	Market	Natural	Janus Adviser	Portfolio -
	Portfolio -	Resources	Balanced Fund	Institutional
	Class I	Trust	- Class S	Shares
Net assets at January 1, 2006	$ 210,711	57,780	$ 1	$ 508
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,985	(775)	-	4
Total realized gain (loss) on investments and capital gains
distributions	1,326	13,790	-	25
Net unrealized appreciation (depreciation) during the year	5,988	(2,424)	-	10
Net increase (decrease) in net assets from operations	11,299	10,591	-	39
Changes from contract transactions:
Total unit transactions	140,762	4,610	-	(153)
Net increase (decrease) in assets derived from
principal transactions	140,762	4,610	-	(153)
Total increase (decrease) in net assets	152,061	15,201	-	(114)
Net assets at December 31, 2006	362,772	72,981	1	394
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	12,496	100	-	5
Total realized gain (loss) on investments and capital gains
distributions	2,597	3,577	-	30
Net unrealized appreciation (depreciation) during the year	4,291	(7,706)	-	-
Net increase (decrease) in net assets from operations	19,384	(4,029)	-	35
Changes from contract transactions:
Total unit transactions	138,090	(68,952)	-	(62)
Net increase (decrease) in assets derived from
principal transactions	138,090	(68,952)	-	(62)
Total increase (decrease) in net assets	157,474	(72,981)	-	(27)
Net assets at December 31, 2007	$ 520,246	$ -	$ 1	$ 367

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2006	$ 146	$ 185	$ 489	$ 381
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	(6)	2
Total realized gain (loss) on investments and capital gains
distributions	(5)	7	47	22
Net unrealized appreciation (depreciation) during the year	4	10	13	30
Net increase (decrease) in net assets from operations	3	16	54	54
Changes from contract transactions:
Total unit transactions	(35)	(53)	(77)	(82)
Net increase (decrease) in assets derived from
principal transactions	(35)	(53)	(77)	(82)
Total increase (decrease) in net assets	(32)	(37)	(23)	(28)
Net assets at December 31, 2006	114	148	466	353
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	(5)	(1)
Total realized gain (loss) on investments and capital gains
distributions	(3)	13	79	27
Net unrealized appreciation (depreciation) during the year	5	7	19	4
Net increase (decrease) in net assets from operations	6	19	93	30
Changes from contract transactions:
Total unit transactions	(21)	(17)	(69)	(66)
Net increase (decrease) in assets derived from
principal transactions	(21)	(17)	(69)	(66)
Total increase (decrease) in net assets	(15)	2	24	(36)
Net assets at December 31, 2007	$ 99	$ 150	$ 490	$ 317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Legg Mason
	Lazard Mid	Value Trust,	LKCM	Lord Abbett
	Cap Portfolio -	Inc. - Primary	Aquinas	Affiliated Fund
	Open Shares	Class	Growth Fund	- Class A
Net assets at January 1, 2006	$ -	$ 1,329	$ -	$ 747
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(14)	(1)	2
Total realized gain (loss) on investments and capital gains
distributions	-	30	1	80
Net unrealized appreciation (depreciation) during the year	-	60	17	65
Net increase (decrease) in net assets from operations	-	76	17	147
Changes from contract transactions:
Total unit transactions	-	109	166	350
Net increase (decrease) in assets derived from
principal transactions	-	109	166	350
Total increase (decrease) in net assets	-	185	183	497
Net assets at December 31, 2006	-	1,514	183	1,244
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	17	(2)	(1)
Total realized gain (loss) on investments and capital gains
distributions	18	192	17	65
Net unrealized appreciation (depreciation) during the year	(61)	(210)	8	(52)
Net increase (decrease) in net assets from operations	(42)	(1)	23	12
Changes from contract transactions:
Total unit transactions	368	(1,513)	30	(1,256)
Net increase (decrease) in assets derived from
principal transactions	368	(1,513)	30	(1,256)
Total increase (decrease) in net assets	326	(1,514)	53	(1,244)
Net assets at December 31, 2007	$ 326	$ -	$ 236	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Lord Abbett
			Series Fund -	Lord Abbett
	Lord Abbett	Lord Abbett	Growth and	Series Fund -
	Mid-Cap Value	Small-Cap	Income	Mid-Cap Value
	Fund, Inc. -	Value Fund -	Portfolio -	Portfolio -
	Class A	Class A	Class VC	Class VC
Net assets at January 1, 2006	$ 818	$ 980	$ 122,782	$ 147,309
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(13)	298	(799)
Total realized gain (loss) on investments and capital gains
distributions	120	207	7,692	18,446
Net unrealized appreciation (depreciation) during the year	(13)	9	11,603	(1,948)
Net increase (decrease) in net assets from operations	102	203	19,593	15,699
Changes from contract transactions:
Total unit transactions	161	196	(160)	(6,774)
Net increase (decrease) in assets derived from
principal transactions	161	196	(160)	(6,774)
Total increase (decrease) in net assets	263	399	19,433	8,925
Net assets at December 31, 2006	1,081	1,379	142,215	156,234
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(14)	(832)	(1,001)
Total realized gain (loss) on investments and capital gains
distributions	221	258	24,333	25,132
Net unrealized appreciation (depreciation) during the year	(229)	(112)	(21,780)	(24,441)
Net increase (decrease) in net assets from operations	(15)	132	1,721	(310)
Changes from contract transactions:
Total unit transactions	191	137	(143,936)	(9,690)
Net increase (decrease) in assets derived from
principal transactions	191	137	(143,936)	(9,690)
Total increase (decrease) in net assets	176	269	(142,215)	(10,000)
Net assets at December 31, 2007	$ 1,257	$ 1,648	$ -	$ 146,234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Neuberger
				Berman
	Massachusetts			Socially
	Investors	MFS® Total	Moderate	Responsive
	Growth Stock	Return Series -	Allocation	Fund® - Trust
	Fund - Class A	Initial Class	Portfolio	Class
Net assets at January 1, 2006	$ 421	$ 82,747	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	1,041	-	(1)
Total realized gain (loss) on investments and capital gains
distributions	5	3,933	1	6
Net unrealized appreciation (depreciation) during the year	35	3,101	(1)	30
Net increase (decrease) in net assets from operations	35	8,075	-	35
Changes from contract transactions:
Total unit transactions	140	(9,802)	25	484
Net increase (decrease) in assets derived from
principal transactions	140	(9,802)	25	484
Total increase (decrease) in net assets	175	(1,727)	25	519
Net assets at December 31, 2006	596	81,020	25	519
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	1,616	-	(3)
Total realized gain (loss) on investments and capital gains
distributions	7	10,644	2	85
Net unrealized appreciation (depreciation) during the year	62	(10,212)	-	(43)
Net increase (decrease) in net assets from operations	66	2,048	2	39
Changes from contract transactions:
Total unit transactions	75	(83,068)	(1)	1,427
Net increase (decrease) in assets derived from
principal transactions	75	(83,068)	(1)	1,427
Total increase (decrease) in net assets	141	(81,020)	1	1,466
Net assets at December 31, 2007	$ 737	$ -	$ 26	$ 1,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	New	New	Oppenheimer	Oppenheimer
	Perspective	Perspective	Capital	Developing
	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class R-3	Class R-4	Fund - Class A	Class A
Net assets at January 1, 2006	$ 486	$ 22,033	$ 316	$ 115,468
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	172	(4)	286
Total realized gain (loss) on investments and capital gains
distributions	89	3,613	4	23,254
Net unrealized appreciation (depreciation) during the year	47	1,076	23	4,924
Net increase (decrease) in net assets from operations	145	4,861	23	28,464
Changes from contract transactions:
Total unit transactions	573	1,031	75	19,950
Net increase (decrease) in assets derived from
principal transactions	573	1,031	75	19,950
Total increase (decrease) in net assets	718	5,892	98	48,414
Net assets at December 31, 2006	1,204	27,925	414	163,882
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	55	397	(5)	(159)
Total realized gain (loss) on investments and capital gains
distributions	418	3,385	18	39,241
Net unrealized appreciation (depreciation) during the year	96	830	45	15,075
Net increase (decrease) in net assets from operations	569	4,612	58	54,157
Changes from contract transactions:
Total unit transactions	2,265	8,924	125	12,959
Net increase (decrease) in assets derived from
principal transactions	2,265	8,924	125	12,959
Total increase (decrease) in net assets	2,834	13,536	183	67,116
Net assets at December 31, 2007	$ 4,038	$ 41,461	$ 597	$ 230,998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Oppenheimer
	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Global Fund -	Fund® - Class	Global	Main Street
	Class A	A	Securities/VA	Fund®/VA
Net assets at January 1, 2006	$ 50	$ 22	$ 711	$ 41
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(1)	(1)
Total realized gain (loss) on investments and capital gains
distributions	9	7	89	2
Net unrealized appreciation (depreciation) during the year	5	4	24	10
Net increase (decrease) in net assets from operations	14	11	112	11
Changes from contract transactions:
Total unit transactions	66	142	(58)	71
Net increase (decrease) in assets derived from
principal transactions	66	142	(58)	71
Total increase (decrease) in net assets	80	153	54	82
Net assets at December 31, 2006	130	175	765	123
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(1)	2	(1)
Total realized gain (loss) on investments and capital gains
distributions	15	14	101	5
Net unrealized appreciation (depreciation) during the year	(7)	(5)	(60)	-
Net increase (decrease) in net assets from operations	7	8	43	4
Changes from contract transactions:
Total unit transactions	(137)	(183)	(230)	(12)
Net increase (decrease) in assets derived from
principal transactions	(137)	(183)	(230)	(12)
Total increase (decrease) in net assets	(130)	(175)	(187)	(8)
Net assets at December 31, 2007	$ -	$ -	$ 578	$ 115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Oppenheimer
	Main Street	Oppenheimer	Oppenheimer
	Small Cap	Mid Cap	Strategic Bond	Pax World
	Fund®/VA	Fund/VA	Fund/VA	Balanced Fund
Net assets at January 1, 2006	$ 1,052	$ 3	$ 154	$ 54,353
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(35)	-	5	390
Total realized gain (loss) on investments and capital gains
distributions	142	-	3	5,652
Net unrealized appreciation (depreciation) during the year	170	-	1	(109)
Net increase (decrease) in net assets from operations	277	-	9	5,933
Changes from contract transactions:
Total unit transactions	3,393	(2)	(35)	(10,189)
Net increase (decrease) in assets derived from
principal transactions	3,393	(2)	(35)	(10,189)
Total increase (decrease) in net assets	3,670	(2)	(26)	(4,256)
Net assets at December 31, 2006	4,722	1	128	50,097
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(54)	-	4	411
Total realized gain (loss) on investments and capital gains
distributions	242	-	4	3,027
Net unrealized appreciation (depreciation) during the year	(481)	(1)	3	830
Net increase (decrease) in net assets from operations	(293)	(1)	11	4,268
Changes from contract transactions:
Total unit transactions	2,542	31	(14)	5,093
Net increase (decrease) in assets derived from
principal transactions	2,542	31	(14)	5,093
Total increase (decrease) in net assets	2,249	30	(3)	9,361
Net assets at December 31, 2007	$ 6,971	$ 31	$ 125	$ 59,458

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	PIMCO Real			Pioneer
	Return			Emerging
	Portfolio -		Pioneer High	Markets VCT
	Administrative	Pioneer Fund -	Yield Fund -	Portfolio -
	Class	Class A	Class A	Class I
Net assets at January 1, 2006	$ 22,843	$ 25	$ 742	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	807	-	53	-
Total realized gain (loss) on investments and capital gains
distributions	291	4	70	-
Net unrealized appreciation (depreciation) during the year	(1,136)	1	1	-
Net increase (decrease) in net assets from operations	(38)	5	124	-
Changes from contract transactions:
Total unit transactions	2,631	16	1,014	-
Net increase (decrease) in assets derived from
principal transactions	2,631	16	1,014	-
Total increase (decrease) in net assets	2,593	21	1,138	-
Net assets at December 31, 2006	25,436	46	1,880	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,034	-	110	(77)
Total realized gain (loss) on investments and capital gains
distributions	(532)	3	165	127
Net unrealized appreciation (depreciation) during the year	2,140	(2)	(148)	1,639
Net increase (decrease) in net assets from operations	2,642	1	127	1,689
Changes from contract transactions:
Total unit transactions	5,949	(47)	1,387	27,385
Net increase (decrease) in assets derived from
principal transactions	5,949	(47)	1,387	27,385
Total increase (decrease) in net assets	8,591	(46)	1,514	29,074
Net assets at December 31, 2007	$ 34,027	$ -	$ 3,394	$ 29,074

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Pioneer Equity		Pioneer High	Pioneer Mid
	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	VCT Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 69,926	$ 4,548	$ 6,949	$ 77,468
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,544	37	443	2
Total realized gain (loss) on investments and capital gains
distributions	3,202	165	30	20,511
Net unrealized appreciation (depreciation) during the year	12,848	802	280	(11,870)
Net increase (decrease) in net assets from operations	17,594	1,004	753	8,643
Changes from contract transactions:
Total unit transactions	31,787	4,161	4,595	(4,805)
Net increase (decrease) in assets derived from
principal transactions	31,787	4,161	4,595	(4,805)
Total increase (decrease) in net assets	49,381	5,165	5,348	3,838
Net assets at December 31, 2006	119,307	9,713	12,297	81,306
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	912	14	691	176
Total realized gain (loss) on investments and capital gains
distributions	17,990	1,569	(25)	(234)
Net unrealized appreciation (depreciation) during the year	(17,177)	(1,170)	(53)	5,905
Net increase (decrease) in net assets from operations	1,725	413	613	5,847
Changes from contract transactions:
Total unit transactions	(119,843)	(10,126)	6,409	(86,640)
Net increase (decrease) in assets derived from
principal transactions	(119,843)	(10,126)	6,409	(86,640)
Total increase (decrease) in net assets	(118,118)	(9,713)	7,022	(80,793)
Net assets at December 31, 2007	$ 1,189	$ -	$ 19,319	$ 513

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Premier VIT	T. Rowe Price	T. Rowe Price	Templeton
	OpCap Mid	Mid-Cap Value	Value Fund -	Foreign Fund -
	Cap Portfolio	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2006	$ -	$ 775	$ -	$ 637
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	-	10
Total realized gain (loss) on investments and capital gains
distributions	-	102	1	77
Net unrealized appreciation (depreciation) during the year	-	50	2	44
Net increase (decrease) in net assets from operations	-	150	3	131
Changes from contract transactions:
Total unit transactions	-	85	27	108
Net increase (decrease) in assets derived from
principal transactions	-	85	27	108
Total increase (decrease) in net assets	-	235	30	239
Net assets at December 31, 2006	-	1,010	30	876
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	10	1	10
Total realized gain (loss) on investments and capital gains
distributions	(3)	137	2	316
Net unrealized appreciation (depreciation) during the year	(5)	(155)	(4)	(160)
Net increase (decrease) in net assets from operations	(9)	(8)	(1)	166
Changes from contract transactions:
Total unit transactions	402	(11)	32	368
Net increase (decrease) in assets derived from
principal transactions	402	(11)	32	368
Total increase (decrease) in net assets	393	(19)	31	534
Net assets at December 31, 2007	$ 393	$ 991	$ 61	$ 1,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			The Growth	The Growth
	Templeton	Templeton	Fund of	Fund of
	Growth Fund,	Global Bond	America® -	America® -
	Inc. - Class A	Fund - Class A	Class R-3	Class R-4
Net assets at January 1, 2006	$ 371	$ 15,341	$ 3,894	$ 145,130
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	1,080	1	(97)
Total realized gain (loss) on investments and capital gains
distributions	48	7	272	12,415
Net unrealized appreciation (depreciation) during the year	53	1,476	277	5,132
Net increase (decrease) in net assets from operations	107	2,563	550	17,450
Changes from contract transactions:
Total unit transactions	215	15,150	3,369	34,004
Net increase (decrease) in assets derived from
principal transactions	215	15,150	3,369	34,004
Total increase (decrease) in net assets	322	17,713	3,919	51,454
Net assets at December 31, 2006	693	33,054	7,813	196,584
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	3,435	17	178
Total realized gain (loss) on investments and capital gains
distributions	60	123	884	17,791
Net unrealized appreciation (depreciation) during the year	(56)	1,205	(45)	2,330
Net increase (decrease) in net assets from operations	(2)	4,763	856	20,299
Changes from contract transactions:
Total unit transactions	(691)	34,847	3,773	31,895
Net increase (decrease) in assets derived from
principal transactions	(691)	34,847	3,773	31,895
Total increase (decrease) in net assets	(693)	39,610	4,629	52,194
Net assets at December 31, 2007	$ -	$ 72,664	$ 12,442	$ 248,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	The Income
	Fund of	UBS U.S. Small
	America® -	Cap Growth	Diversified	Equity Income
	Class R-3	Fund - Class A	Value Portfolio	Portfolio
Net assets at January 1, 2006	$ 295	$ 73	$ 63	$ 240
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(2)	-	3
Total realized gain (loss) on investments and capital gains
distributions	32	12	1	15
Net unrealized appreciation (depreciation) during the year	68	2	11	19
Net increase (decrease) in net assets from operations	116	12	12	37
Changes from contract transactions:
Total unit transactions	621	180	25	(42)
Net increase (decrease) in assets derived from
principal transactions	621	180	25	(42)
Total increase (decrease) in net assets	737	192	37	(5)
Net assets at December 31, 2006	1,032	265	100	235
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	34	(2)	1	3
Total realized gain (loss) on investments and capital gains
distributions	96	22	4	19
Net unrealized appreciation (depreciation) during the year	(114)	(9)	(2)	(15)
Net increase (decrease) in net assets from operations	16	11	3	7
Changes from contract transactions:
Total unit transactions	612	(276)	11	62
Net increase (decrease) in assets derived from
principal transactions	612	(276)	11	62
Total increase (decrease) in net assets	628	(265)	14	69
Net assets at December 31, 2007	$ 1,660	$ -	$ 114	$ 304

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Small Company	Wanger		Wanger U.S.
	Growth	International		Smaller
	Portfolio	Small Cap	Wanger Select	Companies
Net assets at January 1, 2006	$ -	$ -	$ 6,985	$ 9,257
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(114)	(121)
Total realized gain (loss) on investments and capital gains
distributions	-	-	406	761
Net unrealized appreciation (depreciation) during the year	-	-	2,627	209
Net increase (decrease) in net assets from operations	-	-	2,919	849
Changes from contract transactions:
Total unit transactions	18	-	16,148	7,005
Net increase (decrease) in assets derived from
principal transactions	18	-	16,148	7,005
Total increase (decrease) in net assets	18	-	19,067	7,854
Net assets at December 31, 2006	18	-	26,052	17,111
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(24)	(497)	(197)
Total realized gain (loss) on investments and capital gains
distributions	2	39	1,366	1,351
Net unrealized appreciation (depreciation) during the year	(3)	(156)	735	(498)
Net increase (decrease) in net assets from operations	(2)	(141)	1,604	656
Changes from contract transactions:
Total unit transactions	70	9,764	39,236	3,759
Net increase (decrease) in assets derived from
principal transactions	70	9,764	39,236	3,759
Total increase (decrease) in net assets	68	9,623	40,840	4,415
Net assets at December 31, 2007	$ 86	$ 9,623	$ 66,892	$ 21,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Washington	Washington	Wells Fargo
	Mutual	Mutual	Advantage
	Investors	Investors	Small Cap
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Class R-3	Class R-4	Class A
Net assets at January 1, 2006	$ 2,177	$ 66,271	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27	689	-
Total realized gain (loss) on investments and capital gains
distributions	105	2,651	2
Net unrealized appreciation (depreciation) during the year	334	8,652	(1)
Net increase (decrease) in net assets from operations	466	11,992	1
Changes from contract transactions:
Total unit transactions	1,215	9,893	20
Net increase (decrease) in assets derived from
principal transactions	1,215	9,893	20
Total increase (decrease) in net assets	1,681	21,885	21
Net assets at December 31, 2006	3,858	88,156	21
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	44	811	-
Total realized gain (loss) on investments and capital gains
distributions	390	7,508	7
Net unrealized appreciation (depreciation) during the year	(338)	(5,611)	(5)
Net increase (decrease) in net assets from operations	96	2,708	2
Changes from contract transactions:
Total unit transactions	1,250	384	24
Net increase (decrease) in assets derived from
principal transactions	1,250	384	24
Total increase (decrease) in net assets	1,346	3,092	26
Net assets at December 31, 2007	$ 5,204	$ 91,248	$ 47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

   1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2007, the Account had 234 investment divisions (the “Divisions”), 77 of which invest in independently managed mutual funds and 157 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”), formerly Directed Services, Inc. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the
“Trusts”). Investment Divisions with asset balances at December 31, 2007 and related
Trusts are as follows:

AIM Growth Series:
      AIM Mid Cap Core Equity Fund - Class A
      AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
      AIM Global Health Care Fund - Investor Class
AIM Variable Insurance Funds:
      AIM V.I. Capital Appreciation Fund - Series I Shares
      AIM V.I. Core Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
      AllianceBernstein Growth and Income Fund, Inc. -
            Class A
AllianceBernstein Variable Products Series Fund, Inc.:
      AllianceBernstein Growth and Income Portfolio -
            Class A
Allianz Funds:
      Allianz NFJ Small-Cap Value - Class A
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-3
American Century Quantitative Equity Funds, Inc.:
      American Century Income & Growth Fund - A Class

Ariel Investment Trust:
      Ariel Appreciation Fund
      Ariel Fund
Calvert Variable Series, Inc.:
      Calvert Social Balanced Portfolio
Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
DWS Institutional Funds:
      DWS Equity 500 Index Fund - Class S
EuroPacific Growth Fund®:
      EuroPacific Growth Fund® - Class R-3
      EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
      Evergreen Equity Income Fund - Class I**
      Evergreen Special Values Fund - Class A
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
      Fidelity® VIP Overseas Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products II:
     Fidelity® VIP Contrafund® Portfolio - Initial Class
     Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
     Fidelity® VIP Mid Cap Portfolio - Initial Class*
Fidelity® Variable Insurance Products V:
     Fidelity® VIP Asset ManagerSM Portfolio - Initial
          Class
Franklin Mutual Series Fund, Inc.:
     Mutual Discovery Fund - Class R
Franklin Strategic Series:
     Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Value Securities Fund - Class 2
ING Equity Trust:
     ING Financial Services Fund - Class A
     ING Real Estate Fund - Class A
ING Funds Trust:
     ING GNMA Income Fund - Class A
     ING Intermediate Bond Fund - Class A
ING Investors Trust:
     ING AllianceBernstein Mid Cap Growth Portfolio -
          Service Class
     ING BlackRock Large Cap Growth Portfolio -
          Institutional Class**
     ING BlackRock Large Cap Growth Portfolio - Service
          Class*
     ING BlackRock Large Cap Growth Portfolio - Service
          2 Class**
     ING Evergreen Health Sciences Portfolio - Service
          Class
     ING Evergreen Omega Portfolio - Service Class*
     ING FMRSM Diversified Mid Cap Portfolio - Service
          Class
     ING FMRSM Large Cap Growth Portfolio -
          Institutional Class*
     ING FMRSM Large Cap Growth Portfolio - Service
          Class*
     ING Global Resources Portfolio - Institutional Class*
     ING Global Resources Portfolio - Service Class*
     ING Janus Contrarian Portfolio - Service Class**
     ING JPMorgan Emerging Markets Equity Portfolio -
          Adviser Class*
     ING JPMorgan Emerging Markets Equity Portfolio -
          Institutional Class
     ING JPMorgan Emerging Markets Equity Portfolio -
          Service Class
     ING JPMorgan Small Cap Core Equity Portfolio -
          Service Class
     ING JPMorgan Value Opportunities Portfolio -
          Institutional Class*
     ING JPMorgan Value Opportunities Portfolio -
          Service Class*
     ING Julius Baer Foreign Portfolio - Service Class
     ING Legg Mason Value Portfolio - Service Class
     ING Lord Abbett Affiliated Portfolio - Institutional
          Class*

ING Investors Trust (continued):
     ING Lord Abbett Affiliated Portfolio - Service Class*
     ING Marsico Growth Portfolio - Service Class
     ING Marsico International Opportunities Portfolio -
          Adviser Class**
     ING Marsico International Opportunities Portfolio -
          Service Class
     ING MFS Total Return Portfolio - Adviser Class*
     ING MFS Total Return Portfolio - Institutional Class*
     ING MFS Total Return Portfolio - Service Class
     ING MFS Utilities Portfolio - Service Class
     ING Oppenheimer Main Street Portfolio® - Service
          Class
     ING PIMCO High Yield Portfolio - Institutional
          Class*
     ING PIMCO High Yield Portfolio - Service Class
     ING Pioneer Equity Income Portfolio - Institutional
          Class**
     ING Pioneer Fund Portfolio - Institutional Class*
     ING Pioneer Fund Portfolio - Service Class*
     ING Pioneer Mid Cap Value Portfolio - Institutional
          Class*
     ING Pioneer Mid Cap Value Portfolio - Service
          Class*
     ING Stock Index Portfolio - Institutional Class
     ING T. Rowe Price Capital Appreciation Portfolio -
          Service Class
     ING T. Rowe Price Equity Income Portfolio - Adviser
          Class*
     ING T. Rowe Price Equity Income Portfolio - Service
          Class*
     ING Templeton Global Growth Portfolio -
          Institutional Class*
     ING Templeton Global Growth Portfolio - Service
          Class*
     ING Van Kampen Capital Growth Portfolio - Service
          Class*
     ING Van Kampen Growth and Income Portfolio -
          Service Class
     ING Van Kampen Real Estate Portfolio - Institutional
          Class*
     ING Van Kampen Real Estate Portfolio - Service
          Class*
     ING VP Index Plus International Equity Portfolio -
          Institutional Class**
     ING VP Index Plus International Equity Portfolio -
          Service Class*
     ING Wells Fargo Disciplined Value Portfolio -
          Adviser Class**
     ING Wells Fargo Disciplined Value Portfolio -
          Service Class*
     ING Wells Fargo Small Cap Disciplined Portfolio -
          Service Class*
     ING Mutual Funds:
     ING International Growth Opportunities Fund -
          Class Q
     ING International SmallCap Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc.:
     ING American Century Large Company Value
          Portfolio - Adviser Class*
     ING American Century Large Company Value
          Portfolio - Service Class
     ING American Century Small-Mid Cap Value
          Portfolio - Adviser Class*
     ING American Century Small-Mid Cap Value
          Portfolio - Service Class
     ING Baron Asset Portfolio - Service Class*
     ING Baron Small Cap Growth Portfolio - Adviser
          Class*
     ING Baron Small Cap Growth Portfolio - Service
          Class
     ING Columbia Small Cap Value II Portfolio - Service
          Class*
     ING Davis New York Venture Portfolio - Service
          Class
     ING Fidelity® VIP Mid Cap Portfolio - Service
          Class*
     ING JPMorgan International Portfolio - Adviser
          Class*
     ING JPMorgan International Portfolio - Initial Class
     ING JPMorgan International Portfolio - Service Class
     ING JPMorgan Mid Cap Value Portfolio - Adviser
          Class*
     ING JPMorgan Mid Cap Value Portfolio - Service
          Class
     ING Legg Mason Partners Aggressive Growth
          Portfolio - Adviser Class*
     ING Legg Mason Partners Aggressive Growth
          Portfolio - Initial Class
     ING Legg Mason Partners Aggressive Growth
          Portfolio - Service Class
     ING Legg Mason Partners Large Cap Growth
          Portfolio - Adviser Class*
     ING Legg Mason Partners Large Cap Growth
          Portfolio - Initial Class
     ING Neuberger Berman Partners Portfolio - Service
          Class*
     ING Neuberger Berman Regency Portfolio - Service
          Class*
     ING OpCap Balanced Value Portfolio - Service Class
     ING Oppenheimer Global Portfolio - Adviser Class*
     ING Oppenheimer Global Portfolio - Initial Class
     ING Oppenheimer Global Portfolio - Service Class
     ING Oppenheimer Strategic Income Portfolio -
          Adviser Class*
     ING Oppenheimer Strategic Income Portfolio - Initial
          Class
     ING PIMCO Total Return Portfolio - Adviser Class*
     ING PIMCO Total Return Portfolio - Service Class
     ING Pioneer High Yield Portfolio - Initial Class*
     ING Pioneer High Yield Portfolio - Service Class*
     ING Solution 2015 Portfolio - Adviser Class
     ING Solution 2015 Portfolio - Service Class
     ING Solution 2025 Portfolio - Adviser Class

ING Partners, Inc. (continued):
     ING Solution 2025 Portfolio - Service Class
     ING Solution 2035 Portfolio - Adviser Class
     ING Solution 2035 Portfolio - Service Class
     ING Solution 2045 Portfolio - Adviser Class
     ING Solution 2045 Portfolio - Service Class
     ING Solution Income Portfolio - Adviser Class
     ING Solution Income Portfolio - Service Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Adviser Class*
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Initial Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Service Class
     ING T. Rowe Price Growth Equity Portfolio -
          Adviser Class*
     ING T. Rowe Price Growth Equity Portfolio - Initial
          Class
     ING T. Rowe Price Growth Equity Portfolio - Service
          Class
     ING Templeton Foreign Equity Portfolio - Service
          Class*
     ING Thornburg Value Portfolio - Adviser Class*
     ING Thornburg Value Portfolio - Initial Class
     ING UBS U.S. Large Cap Equity Portfolio - Adviser
          Class**
     ING UBS U.S. Large Cap Equity Portfolio - Initial
          Class
     ING UBS U.S. Large Cap Equity Portfolio - Service
          Class*
     ING UBS U.S. Small Cap Growth Portfolio - Service
          Class*
     ING Van Kampen Comstock Portfolio - Adviser
          Class*
     ING Van Kampen Comstock Portfolio - Service Class
     ING Van Kampen Equity and Income Portfolio -
          Adviser Class*
     ING Van Kampen Equity and Income Portfolio -
          Initial Class
     ING Van Kampen Equity and Income Portfolio -
          Service Class
ING Strategic Allocation Portfolios, Inc.:
     ING VP Strategic Allocation Conservative Portfolio -
          Class I
     ING VP Strategic Allocation Growth Portfolio -
          Class I
     ING VP Strategic Allocation Moderate Portfolio -
          Class I
ING Variable Funds:
     ING VP Growth and Income Portfolio - Class A**
     ING VP Growth and Income Portfolio - Class I
     ING VP Growth and Income Portfolio - Class S**
ING Variable Insurance Trust:
     ING GET U.S. Core Portfolio - Series 1
     ING GET U.S. Core Portfolio - Series 2
     ING GET U.S. Core Portfolio - Series 3
     ING GET U.S. Core Portfolio - Series 5

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Insurance Trust (continued):
      ING GET U.S. Core Portfolio - Series 6
      ING GET U.S. Core Portfolio - Series 7
      ING GET U.S. Core Portfolio - Series 8
      ING GET U.S. Core Portfolio - Series 9
      ING GET U.S. Core Portfolio - Series 10
      ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio -
            Class I
      ING VP Growth Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class S*
      ING VP Index Plus MidCap Portfolio - Class I
      ING VP Index Plus MidCap Portfolio - Class S*
      ING VP Index Plus SmallCap Portfolio - Class I
      ING VP Index Plus SmallCap Portfolio - Class S*
      ING VP Small Company Portfolio - Class I
      ING VP Small Company Portfolio - Class S*
      ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
      ING VP Financial Services Portfolio - Class I
      ING VP International Value Portfolio - Class I
      ING VP International Value Portfolio - Class S*
      ING VP MidCap Opportunities Portfolio - Class I
      ING VP MidCap Opportunities Portfolio - Class S*
      ING VP Real Estate Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class S*
ING VP Balanced Portfolio, Inc.:
      ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
      ING VP Intermediate Bond Portfolio - Class I
      ING VP Intermediate Bond Portfolio - Class S*
ING VP Money Market Portfolio:
      ING VP Money Market Portfolio - Class I
Janus Adviser Series:
      Janus Adviser Balanced Fund - Class S
Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio - Institutional
            Shares
      Janus Aspen Series Flexible Bond Portfolio -
            Institutional Shares
      Janus Aspen Series Large Cap Growth Portfolio -
            Institutional Shares
      Janus Aspen Series Mid Cap Growth Portfolio -
            Institutional Shares
      Janus Aspen Series Worldwide Growth Portfolio -
            Institutional Shares
Lazard Funds, Inc.:
      Lazard Mid Cap Portfolio - Open Shares**
LKCM Funds:
      LKCM Aquinas Growth Fund*
Lord Abbett Mid Cap Value Fund, Inc.:
      Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Lord Abbett Research Fund, Inc.:
      Lord Abbett Small-Cap Value Fund - Class A

Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Mid-Cap Value Portfolio -
            Class VC
Massachusetts Investors Growth Stock Fund:
      Massachusetts Investors Growth Stock Fund -
            Class A
Moderate Allocation Portfolio:
      Moderate Allocation Portfolio
Neuberger Berman Equity Funds®:
      Neuberger Berman Socially Responsive Fund® -
            Trust Class*
New Perspective Fund®, Inc.:
      New Perspective Fund®, Inc. - Class R-3
      New Perspective Fund®, Inc. - Class R-4
Oppenheimer Capital Appreciation Fund:
      Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
      Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
      Oppenheimer Global Securities/VA
      Oppenheimer Main Street Fund®/VA
      Oppenheimer Main Street Small Cap Fund®/VA
      Oppenheimer Mid Cap Fund/VA
      Oppenheimer Strategic Bond Fund/VA
Pax World Fund Series Trust I:
      Pax World Balanced Fund
PIMCO Variable Insurance Trust:
      PIMCO Real Return Portfolio - Administrative Class
Pioneer High Yield Fund:
      Pioneer High Yield Fund - Class A
Pioneer Variable Contracts Trust:
      Pioneer Emerging Markets VCT Portfolio - Class I**
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer High Yield VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I
Premier VIT:
      Premier VIT OpCap Mid Cap Portfolio**
T. Rowe Price Mid-Cap Value Fund, Inc.:
      T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
      T. Rowe Price Value Fund - Advisor Class*
Templeton Funds, Inc.:
      Templeton Foreign Fund - Class A
Templeton Income Trust:
      Templeton Global Bond Fund - Class A
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-3
      The Growth Fund of America® - Class R-4
The Income Fund of America®, Inc.:
      The Income Fund of America® - Class R-3
Vanguard® Variable Insurance Fund:
      Diversified Value Portfolio
      Equity Income Portfolio
      Small Company Growth Portfolio
Wanger Advisors Trust:
      Wanger International Small Cap**
      Wanger Select Wanger U.S. Smaller Companies

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Washington Mutual Investors FundSM, Inc.: Washington Mutual Investors FundSM, Inc. - Class R-3 Washington Mutual Investors FundSM, Inc. - Class R-4	Wells Fargo Funds Trust: Wells Fargo Advantage Small Cap Value Fund - Class A*
* Division added in 2006 ** Division added in 2007

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
American Century Quantitative Equity Funds, Inc.:
   American Century Income & Growth Fund - A Class
ING Investors Trust:
   ING Van Kampen Capital Growth Portfolio - Service
          Class
   ING Wells Fargo Disciplined Value Portfolio - Service
          Class
ING Mutual Funds:
   ING International Growth Opportunities Fund - Class Q
ING Partners, Inc.:
   ING Davis New York Venture Portfolio - Service Class
ING Series Fund, Inc.:
   ING Money Market Fund - Class A
Pax World Funds Series Trust I:
   Pax World Balanced Fund
Oppenheimer Variable Account Funds:
Oppenheimer Mid Cap Fund/VA	American Century Quantitative Equity Funds, Inc.:
   American Century Income & Growth Fund - Advisor Class
ING Investors Trust:
   ING Van Kampen Equity Growth Portfolio - Service Class
   ING Wells Fargo Mid Cap Disciplined Portfolio - Service
         Class
ING Mutual Funds:
   ING International Fund - Class Q
ING Partners, Inc.:
   ING Davis Venture Value Portfolio - Service Class
ING Series Fund, Inc.:
   ING Aeltus Money Market Fund - Class A
Pax World Balanced Fund, Inc.:
   Pax World Balanced Fund, Inc.
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth/VA

During 2007, the following Divisions were closed to contractowners:

Baron Investment Funds Trust:
     Baron Asset Fund
     Baron Growth Fund
Fidelity® Advisor Series I:
     Fidelity® Advisor Mid Cap Fund - Class T
ING GET Fund:
     ING GET Fund - Series Q
     ING GET Fund - Series S
ING Investors Trust:
     ING Legg Mason Partners All Cap Portfolio - Service
          Class
ING Partners, Inc.:
     ING American Century Select Portfolio - Initial Class
     ING American Century Select Portfolio - Service Class
     ING Fundamental Research Portfolio - Adviser Class
     ING Fundamental Research Portfolio - Service Class
     ING Goldman Sachs® Capital Growth Portfolio -
          Service Class
     ING Goldman Sachs® Structured Equity Portfolio -
          Adviser Class
ING Variable Portfolios, Inc.:
     ING VP International Equity Portfolio - Class I
ING VP International Equity Portfolio - Class S	ING VP Natural Resources Trust:
     ING VP Natural Resources Trust
Legg Mason Value Trust, Inc.:
     Legg Mason Value Trust, Inc. - Primary Class
Lord Abbett Affiliated Fund, Inc.:
     Lord Abbett Affiliated Fund - Class A
Lord Abbett Series Fund, Inc.:
     Lord Abbett Series Fund - Growth and Income
          Portfolio - Class VC
MFS® Variable Insurance TrustSM:
     MFS® Total Return Series - Initial Class
Oppenheimer Global Fund:
     Oppenheimer Global Fund - Class A
Oppenheimer Main Street Funds®, Inc.:
     Oppenheimer Main Street Fund® - Class A
Pioneer Fund:
     Pioneer Fund - Class A
Pioneer Variable Contracts Trust:
     Pioneer Fund VCT Portfolio - Class I
Templeton Growth Fund, Inc.:
     Templeton Growth Fund, Inc. - Class A
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were offered during 2007, but had no investments as of
December 31, 2007:

AIM Equity Funds:
      AIM Charter Fund - Class A
      AIM Constellation Fund - Class A
AIM Investment Securities Funds:
      AIM Income Fund - Class A
AIM Stock Funds:
      AIM Dynamics Fund - Investor Class
Alger Funds:
      Alger SmallCap Growth Fund - Class A
Allianz Funds:
      Allianz NFJ Dividend Value Fund - Class A
      Allianz NFJ Small-Cap Value Fund - Institutional
            Class
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-4
American Century Mutual Funds:
      American Century Ultra® Fund - A Class
Artisan Funds, Inc.:
      Artisan International Fund - Investor Shares
      Artisan International Value Fund - Investor Shares
BlackRock Large Cap Series Funds, Inc.:
      BlackRock Large Cap Value Fund - Class A
Calvert World Values Fund, Inc.:
      Calvert Capital Accumulation Fund - Class A
Capital World Growth & Income Fund®, Inc.:
      Capital World Growth and Income FundSM - Class R-4
      Capital World Growth and Income FundSM - Class R-5
Citizens Funds®:
      Citizens Core Growth Fund - Administrative Shares
      Citizens Emerging Growth Fund - Administrative
            Shares
      Citizens Global Equity Fund - Administrative Shares
Columbia Acorn Trust:
      ColumbiaSM Acorn USA® Fund - Class A
Davis New York Venture Fund, Inc.:
      Davis New York Venture Fund - Class R
Fidelity® Advisor Series I:
      Fidelity® Advisor Balanced Fund - Class T
      Fidelity® Advisor Equity Growth Fund - Class T
      Fidelity® Advisor Equity Income Fund - Class T
      Fidelity® Advisor Growth Opportunities Fund -
            Class T
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Service
            Class 2
      Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund Portfolio - Service Class 2
Fidelity® Variable Insurance Products III:
      Fidelity® VIP Mid Cap Portfolio - Initial Class
Franklin Value Investors Trust:
      Franklin Balance Sheet Investment Fund - Class A

Goldman Sachs Trust:
      Goldman Sachs Capital Growth Fund - Class A
      Goldman Sachs International Equity Fund - Class A
ING Equity Trust:
      ING LargeCap Growth Fund - Class A
      ING SmallCap Opportunities Fund - Class A
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio -
            Adviser Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio - Adviser
            Class
      ING FMRSM Equity Income Portfolio - Institutional
            Class
      ING FMRSM Equity Income Portfolio - Service Class
      ING Julius Baer Foreign Portfolio - Institutional Class
      ING Legg Mason Value Portfolio - Institutional Class
      ING Pioneer Equity Income Portfolio - Service Class
ING Mayflower Trust:
      ING International Value Fund - Class A
ING Mutual Funds:
      ING Global Value Choice Fund - Class A
ING Partners, Inc.:
      ING Columbia Small Cap Value II Portfolio - Adviser
            Class
      ING Davis New York Venture Portfolio - Adviser
            Class
      ING Legg Mason Partners Large Cap Growth
            Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Adviser Class
      ING Thornburg Value Portfolio - Service Class
ING Series Fund, Inc.:
      ING Balanced Fund - Class A
      ING Global Science and Technology Fund - Class A
      ING Growth and Income Fund - Class A
      ING Index Plus LargeCap Fund - Class A
      ING Index Plus MidCap Fund - Class A
      ING Index Plus SmallCap Fund - Class A
      ING Money Market Fund - Class A
      ING Small Company Fund - Class A
      ING Strategic Allocation Conservative Fund -
            Class A
      ING Strategic Allocation Growth Fund - Class A
      ING Strategic Allocation Moderate Fund - Class A
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio -
            Class S
      ING VP Growth Portfolio - Class S
      ING VP Value Opportunity Portfolio - Class S

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Janus Adviser Series:
      Janus Adviser Series Flexible Bond Fund - Class S
      Janus Adviser Series Forty Fund - Class S
      Janus Adviser Series Large Cap Growth Fund -
            Class S
      Janus Adviser Series Mid Cap Growth Fund - Class S
      Janus Adviser Series Worldwide Fund - Class S
Keeley Small Cap Value Fund, Inc.:
      Keeley Small Cap Value Fund
Lazard Funds, Inc.:
      Lazard Emerging Markets Portfolio - Open Shares
      Lazard International Equity Portfolio - Open Shares
      Lazard Small Cap Portfolio - Open Shares
Legg Mason Special Investment Trust, Inc.:
      Legg Mason Special Investment Trust, Inc. - Primary
            Class
MFS® Series Trust II:
      MFS® Emerging Growth Fund - Class A
MFS® Series Trust V:
      MFS® Research Fund - Class A
      MFS® Total Return Fund - Class A
MFS® Series Trust VI:
      MFS® Global Equity Fund - Class A
Morgan Stanley Institutional Fund Trust:
      Morgan Stanley Institutional Fund Trust Mid Cap
            Growth Portfolio - Advisor Class
Oppenheimer Capital Income Fund:
      Oppenheimer Capital Income Fund - Class A
Oppenheimer Champion Income Fund:
      Oppenheimer Champion Income Fund - Class A

Oppenheimer Integrity Funds:
      Oppenheimer Core Bond Fund - Class A
Pioneer Equity Income Fund:
      Pioneer Equity Income Fund - Class A
Pioneer Variable Contracts Trust:
      Pioneer Equity-Income VCT Portfolio - Class II
Prudential Investment Portfolios, Inc.:
      Jennison Equity Opportunity Fund - Class A
      Jennison Growth Fund - Class A
RiverSource Investment Series, Inc.:
      RiverSource Mid Cap Value Fund Class R-5
T. Rowe Price Science and Technology Fund, Inc.:
      T. Rowe Price Science and Technology Fund -
            Advisor Class
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-5
Vanguard® Index Funds:
      Vanguard® 500 Index Fund - Investor Shares
      Vanguard® 500 Index Fund - SignalTM Shares
      Vanguard® Extended Market Index Fund - SignalTM
            Shares
      Vanguard® Small-Cap Index Fund - SignalTM Shares
      Vanguard® Total Bond Market Index Fund - SignalTM
           Shares
      Vanguard® Total Stock Market Index Fund - SignalTM
            Shares
Wells Fargo Funds Trust:
      Wells Fargo Advantage Mid Cap Disciplined Fund -
            Administrator Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken as specified in the
Contract.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

5.	Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING GET Fund, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING VP Natural
Resources Trust. The annual fee rate ranged from 0.17% to 1.05% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Fund of Funds

The Account had one Lifestyle Fund, “Moderate Allocation Portfolio” at December 31,
2007 which invested in other Divisions of the Account (“Underlying Funds”), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund’s percentage ownership in Underlying Funds and fixed interest divisions at December 31,
2007, was as follows:

Moderate
Allocation
Underlying Fund	Portfolio
Baron Growth Fund	10%
ING Intermediate Bond Fund - Class I	15%
Lord Abbett Affiliated Fund - Class A	10%
Oppenheimer International Small Company Fund - Class A	5%
The Growth Fund of America® - Class A	15%
Vanguard® Institutional Index Fund - Institutional Shares	10%
Vanguard® Mid-Cap Index Fund - SignalTM Shares	10%
Fixed interest divisions	25%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 96	$ 39	$ 128	$ 61
AIM Small Cap Growth Fund - Class A	23	4	10	1
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	56	26	98	44
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	2,260	5,570	18,631	5,970
AIM V.I. Core Equity Fund - Series I Shares	3,055	7,949	18,767	6,951
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	68	6	41	24
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	238	138	347	95
Allianz Funds:
Allianz NFJ Small-Cap Value - Class A	154	151	137	88
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,822	533	1,403	314
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	2,057	1,690	1,240	1,414
Ariel Investment Trust:
Ariel Appreciation Fund	208	192	260	45
Ariel Fund	340	60	262	160
Baron Investment Funds Trust:
Baron Asset Fund	494	1,565	617	18
Baron Growth Fund	146	1,635	433	142
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	7,707	10,570	6,465	10,538
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	117	118	29	59
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	78	23	96	13
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	5,869	387	2,431	75
EuroPacific Growth Fund® - Class R-4	70,434	10,878	73,052	3,700
Evergreen Equity Trust:
Evergreen Equity Income Fund - Class I	3,849	20	-	-
Evergreen Special Values Fund - Class A	32,044	16,609	35,425	5,833

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	$ 113	$ 867	$ 190 $	104
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	64,478	57,707	89,086	47,996
Fidelity® VIP Growth Portfolio - Initial Class	11,577	48,459	3,908	56,887
Fidelity® VIP High Income Portfolio - Initial Class	2,701	2,477	3,671	2,082
Fidelity® VIP Overseas Portfolio - Initial Class	16,564	10,870	12,798	13,431
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	381,587	121,540	226,110	73,367
Fidelity® VIP Index 500 Portfolio - Initial Class	10,266	14,708	6,961	10,487
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,555	398	6,104	839
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,865	2,972	1,485	2,553
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	1,026	88	693	62
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	319	53	269	21
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	27,561	14,852	20,308	12,869
ING Equity Trust:
ING Financial Services Fund - Class A	98	8	30	1
ING Real Estate Fund - Class A	835	653	1,262	160
ING Funds Trust:
ING GNMA Income Fund - Class A	556	144	476	206
ING Intermediate Bond Fund - Class A	1,672	268	875	63
ING GET Fund:
ING GET Fund - Series Q	179	2,943	183	520
ING GET Fund - Series S	1,307	10,639	564	5,177
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class	2,837	2,291	5,556	2,545
ING BlackRock Large Cap Growth Portfolio - Institutional Class	128,112	10,240	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	80	38	-	-
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	156	7	-	-
ING Evergreen Health Sciences Portfolio - Service Class	3,207	1,604	3,567	989
ING Evergreen Omega Portfolio - Service Class	-	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	5,324	2,631	11,939	1,962
ING FMRSM Large Cap Growth Portfolio - Institutional Class	195	219	243	89
ING FMRSM Large Cap Growth Portfolio - Service Class	-	-	-	-
ING Global Resources Portfolio - Institutional Class	40	-	-	-
ING Global Resources Portfolio - Service Class	103,919	14,148	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Janus Contrarian Portfolio - Service Class	$ 4,603	$ 5	$ -	$ -
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class	339	77	53	2
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class	15,257	11,397	17,562	10,679
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	19,506	10,023	19,754	8,759
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,933	870	2,543	1,240
ING JPMorgan Value Opportunities Portfolio - Institutional
Class	163	109	25	-
ING JPMorgan Value Opportunities Portfolio - Service Class	1,971	758	856	69
ING Julius Baer Foreign Portfolio - Service Class	28,923	2,820	19,491	2,659
ING Legg Mason Partners All Cap Portfolio - Service Class	86	117	34	-
ING Legg Mason Value Portfolio - Service Class	3,263	1,942	2,425	942
ING Lord Abbett Affiliated Portfolio - Institutional Class	137,049	8,942	1,313	303
ING Lord Abbett Affiliated Portfolio - Service Class	581	34	-	-
ING Marsico Growth Portfolio - Service Class	2,277	1,123	1,862	416
ING Marsico International Opportunities Portfolio - Adviser
Class	66	-	-	-
ING Marsico International Opportunities Portfolio - Service
Class	6,755	2,546	7,360	2,369
ING MFS Total Return Portfolio - Adviser Class	629	91	57	14
ING MFS Total Return Portfolio - Institutional Class	85,667	5,587	259	4
ING MFS Total Return Portfolio - Service Class	7,005	8,503	5,371	11,701
ING MFS Utilities Portfolio - Service Class	27,746	7,695	11,498	1,286
ING Oppenheimer Main Street Portfolio® - Service Class	1,850	692	724	178
ING PIMCO High Yield Portfolio - Institutional Class	1,012	434	413	168
ING PIMCO High Yield Portfolio - Service Class	3,884	2,956	4,657	1,059
ING Pioneer Equity Income Portfolio - Institutional Class	170,710	8,950	-	-
ING Pioneer Fund Portfolio - Institutional Class	15,807	1,978	2,630	194
ING Pioneer Fund Portfolio - Service Class	109	23	31	8
ING Pioneer Mid Cap Value Portfolio - Institutional Class	104,569	5,929	812	63
ING Pioneer Mid Cap Value Portfolio - Service Class	11	-	6	-
ING Stock Index Portfolio - Institutional Class	647	718	8,001	32,938
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	97,533	4,012	65,840	1,911
ING T. Rowe Price Equity Income Portfolio - Adviser Class	1,096	110	205	3
ING T. Rowe Price Equity Income Portfolio - Service Class	23,005	6,815	28,239	3,965
ING Templeton Global Growth Portfolio - Institutional Class	1,270	78	-	-
ING Templeton Global Growth Portfolio - Service Class	2,224	752	1,363	38
ING Van Kampen Capital Growth Portfolio - Service Class	74	11	14	-
ING Van Kampen Growth and Income Portfolio - Service Class	7,730	5,017	7,836	1,215
ING Van Kampen Real Estate Portfolio - Institutional Class	654	166	719	14
ING Van Kampen Real Estate Portfolio - Service Class	20,511	9,175	16,247	531

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING VP Index Plus International Equity Portfolio - Institutional
Class	$ 23,401	$ 739	$ - $	-
ING VP Index Plus International Equity Portfolio - Service Class	9,922	5,658	2,848	416
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	3	-	-	-
ING Wells Fargo Disciplined Value Portfolio - Service Class	1,354	916	736	21
ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class	814	901	1,828	725
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	5	-	4	-
ING International SmallCap Fund - Class A	2,051	460	509	71
ING Partners, Inc.:
ING American Century Large Company Value Portfolio -
Adviser Class	81	-	10	2
ING American Century Large Company Value Portfolio -
Service Class	1,490	1,873	1,494	1,200
ING American Century Select Portfolio - Initial Class	1,440	142,531	8,186	29,749
ING American Century Select Portfolio - Service Class	-	-	1	20
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class	43	20	20	-
ING American Century Small-Mid Cap Value Portfolio -
Service Class	5,907	6,289	3,488	5,848
ING Baron Asset Portfolio - Service Class	3,527	722	297	5
ING Baron Small Cap Growth Portfolio - Adviser Class	272	82	85	23
ING Baron Small Cap Growth Portfolio - Service Class	21,285	9,634	14,009	12,902
ING Columbia Small Cap Value II Portfolio - Service Class	924	145	50	14
ING Davis New York Venture Portfolio - Service Class	3,154	1,617	2,738	1,120
ING Fidelity® VIP Mid Cap Portfolio - Service Class	3,867	16	107	-
ING Fundamental Research Portfolio - Adviser Class	70	68	6	1
ING Fundamental Research Portfolio - Service Class	361	1,749	255	426
ING Goldman Sachs® Capital Growth Portfolio - Service Class	46	2,222	618	630
ING Goldman Sachs® Structured Equity Portfolio - Adviser
Class	6	6	6	4
ING JPMorgan International Portfolio - Adviser Class	277	105	22	3
ING JPMorgan International Portfolio - Initial Class	12,083	31,023	9,658	27,598
ING JPMorgan International Portfolio - Service Class	15	1	34	25
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	412	90	100	15
ING JPMorgan Mid Cap Value Portfolio - Service Class	7,888	4,358	6,762	2,553
ING Legg Mason Partners Aggressive Growth Portfolio -
Adviser Class	155	73	21	4
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	2,952	43,831	4,062	34,947
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class	26	18	41	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
Class	$ 166	$ 56	$ 34	$ 2
ING Legg Mason Partners Large Cap Growth Portfolio - Initial
Class	687	1,133	831	1,166
ING Neuberger Berman Partners Portfolio - Service Class	3,601	1,492	301	77
ING Neuberger Berman Regency Portfolio - Service Class	64	-	1	-
ING OpCap Balanced Value Portfolio - Service Class	2,475	3,110	768	5,092
ING Oppenheimer Global Portfolio - Adviser Class	360	86	107	17
ING Oppenheimer Global Portfolio - Initial Class	55,048	149,707	21,163	131,361
ING Oppenheimer Global Portfolio - Service Class	318	53	162	21
ING Oppenheimer Strategic Income Portfolio - Adviser Class	192	49	122	-
ING Oppenheimer Strategic Income Portfolio - Initial Class	26,922	18,515	9,548	21,735
ING PIMCO Total Return Portfolio - Adviser Class	409	151	268	3
ING PIMCO Total Return Portfolio - Service Class	24,623	8,657	14,033	7,407
ING Pioneer High Yield Portfolio - Initial Class	5,895	1,624	1,018	33
ING Pioneer High Yield Portfolio - Service Class	93	1	6	-
ING Solution 2015 Portfolio - Adviser Class	7,188	480	2,380	131
ING Solution 2015 Portfolio - Service Class	19,648	5,245	13,254	993
ING Solution 2025 Portfolio - Adviser Class	8,121	621	3,932	66
ING Solution 2025 Portfolio - Service Class	24,006	3,374	15,507	532
ING Solution 2035 Portfolio - Adviser Class	6,338	500	3,221	67
ING Solution 2035 Portfolio - Service Class	17,108	2,183	10,551	657
ING Solution 2045 Portfolio - Adviser Class	5,897	382	1,855	19
ING Solution 2045 Portfolio - Service Class	10,977	1,571	7,899	1,479
ING Solution Income Portfolio - Adviser Class	5,998	473	1,627	50
ING Solution Income Portfolio - Service Class	6,004	1,547	3,331	1,022
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	506	174	38	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	41,586	65,054	13,796	73,265
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	173	98	265	94
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	1,180	158	136	3
ING T. Rowe Price Growth Equity Portfolio - Initial Class	22,362	41,447	8,093	42,388
ING T. Rowe Price Growth Equity Portfolio - Service Class	429	101	403	68
ING Templeton Foreign Equity Portfolio - Service Class	5,590	670	560	282
ING Thornburg Value Portfolio - Adviser Class	529	47	50	-
ING Thornburg Value Portfolio - Initial Class	8,843	20,359	2,927	21,494
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	18	5	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	11,253	20,951	4,725	20,904
ING UBS U.S. Large Cap Equity Portfolio - Service Class	4	-	3	-
ING UBS U.S. Small Cap Growth Portfolio - Service Class	1,398	775	137	116
ING Van Kampen Comstock Portfolio - Adviser Class	432	168	148	2
ING Van Kampen Comstock Portfolio - Service Class	9,397	20,557	17,148	24,662

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Van Kampen Equity and Income Portfolio - Adviser Class	$ 213	$ 28	$ 21	$ -
ING Van Kampen Equity and Income Portfolio - Initial Class	27,797	76,265	42,121	32,779
ING Van Kampen Equity and Income Portfolio - Service Class	144	39	113	40
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8,033	9,917	8,667	9,237
ING VP Strategic Allocation Growth Portfolio - Class I	12,867	14,719	9,806	10,755
ING VP Strategic Allocation Moderate Portfolio - Class I	12,224	21,441	16,458	12,596
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	159	-	-	-
ING VP Growth and Income Portfolio - Class I	28,873	321,954	26,490	298,142
ING VP Growth and Income Portfolio - Class S	101	-	-	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	42	117	52	523
ING GET U.S. Core Portfolio - Series 2	248	2,211	475	4,226
ING GET U.S. Core Portfolio - Series 3	687	5,992	1,024	11,260
ING GET U.S. Core Portfolio - Series 5	42	41	40	30
ING GET U.S. Core Portfolio - Series 6	248	1,116	207	1,159
ING GET U.S. Core Portfolio - Series 7	165	1,138	92	747
ING GET U.S. Core Portfolio - Series 8	70	574	33	199
ING GET U.S. Core Portfolio - Series 9	9	10	3	68
ING GET U.S. Core Portfolio - Series 10	3	3	1	40
ING GET U.S. Core Portfolio - Series 11	2	1	-	37
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	8,100	9,303	7,621	13,309
ING VP Growth Portfolio - Class I	5,125	20,750	2,455	15,259
ING VP Index Plus LargeCap Portfolio - Class I	12,536	102,559	14,008	73,535
ING VP Index Plus LargeCap Portfolio - Class S	422	93	42	37
ING VP Index Plus MidCap Portfolio - Class I	47,272	77,318	57,553	56,686
ING VP Index Plus MidCap Portfolio - Class S	330	16	59	17
ING VP Index Plus SmallCap Portfolio - Class I	25,665	35,541	27,340	33,596
ING VP Index Plus SmallCap Portfolio - Class S	59	8	51	-
ING VP International Equity Portfolio - Class I	7,500	28,724	6,935	5,207
ING VP International Equity Portfolio - Class S	47	63	17	-
ING VP Small Company Portfolio - Class I	29,223	49,543	36,636	27,169
ING VP Small Company Portfolio - Class S	88	9	11	-
ING VP Value Opportunity Portfolio - Class I	4,163	20,299	4,539	18,942

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 2,044	$ 2,574	$ 4,236	$ 1,710
ING VP International Value Portfolio - Class I	60,974	18,020	42,773	14,550
ING VP International Value Portfolio - Class S	482	32	61	5
ING VP MidCap Opportunities Portfolio - Class I	3,877	1,856	2,123	1,633
ING VP MidCap Opportunities Portfolio - Class S	61	-	3	-
ING VP Real Estate Portfolio - Class I	14,159	36,026	30,182	8,334
ING VP SmallCap Opportunities Portfolio - Class I	3,302	2,530	2,916	3,179
ING VP SmallCap Opportunities Portfolio - Class S	16	9	42	30
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	45,746	99,520	20,754	113,193
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	52,355	39,876	41,876	46,586
ING VP Intermediate Bond Portfolio - Class S	395	159	12	-
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	244,213	93,643	212,366	67,608
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	13,572	69,355	36,119	26,633
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	-	1	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	130	186	100	250
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	39	56	34	64
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	45	63	12	65
Janus Aspen Series Mid Cap Growth Portfolio - Institutional
Shares	202	272	190	272
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	55	121	162	243
Lazard Funds, Inc.:
Lazard Mid Cap Portfolio - Open Shares	568	166	-	-
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	165	1,661	367	271
LKCM Funds:
LKCM Aquinas Growth Fund	59	17	191	25

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	$ 228	$ 1,491	$ 494 $	68
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	507	105	408	144
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	453	88	492	127
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC	2,724	147,500	14,325	9,661
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	31,337	22,353	23,869	19,708
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	103	31	173	38
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	7,593	87,028	8,263	14,502
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	16	15	38	13
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	1,641	157	499	12
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	3,430	854	737	85
New Perspective Fund®, Inc. - Class R-4	15,273	3,416	12,076	9,196
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	156	23	105	35
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	69,785	30,746	61,034	27,695
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	40	177	86	14
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	43	227	153	5
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	118	308	245	265
Oppenheimer Main Street Fund®/VA	1	14	82	12
Oppenheimer Main Street Small Cap Fund®/VA	3,380	705	4,272	855
Oppenheimer Mid Cap Fund/VA	31	1	-	1
Oppenheimer Strategic Bond Fund/VA	42	52	41	71
Pax World Funds Series Trust I:
Pax World Balanced Fund	13,279	5,386	16,121	23,457
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	14,258	7,200	11,352	7,237
Pioneer Fund:
Pioneer Fund - Class A	12	59	34	17
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,856	186	1,274	127

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	$ 30,868	$ 3,364	$ - $	-
Pioneer Equity Income VCT Portfolio - Class I	48,713	162,589	40,946	6,274
Pioneer Fund VCT Portfolio - Class I	3,835	13,948	4,936	738
Pioneer High Yield VCT Portfolio - Class I	8,380	1,266	7,068	1,886
Pioneer Mid Cap Value VCT Portfolio - Class I	17,135	94,326	28,756	13,273
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	477	76	-	-
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	350	240	285	114
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	36	1	29	-
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	786	120	230	45
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	521	1,218	326	63
Templeton Income Trust:
Templeton Global Bond Fund - Class A	40,658	2,314	17,851	1,595
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	5,091	583	3,751	135
The Growth Fund of America® - Class R-4	58,943	12,793	62,598	22,409
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	879	154	714	48
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	39	317	207	21
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	20	5	30	5
Equity Income Portfolio	104	22	63	94
Small Company Growth Portfolio	73	2	18	-
Wanger Advisors Trust:
Wanger International Small Cap	10,635	895	-	-
Wanger Select	42,066	2,690	17,069	687
Wanger U.S. Smaller Companies	6,892	2,409	8,864	1,576
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	2,109	527	1,489	159
Washington Mutual Investors FundSM, Inc. - Class R-4	18,491	12,342	17,681	5,039
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	33	1	22	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	5,723	4,719	1,004	9,470	7,424	2,046
AIM Small Cap Growth Fund - Class A	4,109	3,068	1,041	700	35	665
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	3,197	2,664	533	3,668	2,285	1,383
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	577,438	858,308	(280,870)	2,118,775	863,241	1,255,534
AIM V.I. Core Equity Fund - Series I Shares	835,408	1,304,710	(469,302)	2,447,299	1,132,910	1,314,389
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	8,476	4,643	3,833	6,666	5,300	1,366
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	23,704	18,988	4,716	27,938	8,944	18,994
Allianz Funds:
Allianz NFJ Small-Cap Value - Class A	6,745	9,594	(2,849)	31,766	31,096	670
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	408,249	323,605	84,644	237,701	155,678	82,023
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	107,985	132,017	(24,032)	83,402	127,010	(43,608)
Ariel Investment Trust:
Ariel Appreciation Fund	42,982	45,961	(2,979)	48,121	31,887	16,234
Ariel Fund	63,431	47,774	15,657	29,610	23,747	5,863
Baron Investment Funds Trust:
Baron Asset Fund	63,302	130,401	(67,099)	54,393	17,130	37,263
Baron Growth Fund	12,254	111,698	(99,444)	106,551	88,961	17,590
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	423,920	730,452	(306,532)	454,344	803,468	(349,124)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	7,626	8,398	(772)	1,485	4,482	(2,997)
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,945	1,450	3,495	7,119	893	6,226
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	399,141	138,712	260,429	210,987	72,885	138,102
EuroPacific Growth Fund® - Class R-4	4,956,896	2,492,904	2,463,992	4,972,704	841,208	4,131,496
Evergreen Equity Trust:
Evergreen Equity Income Fund - Class I	331,994	1,560	330,434	-	-	-
Evergreen Special Values Fund - Class A	1,076,997	1,147,297	(70,300)	1,163,358	519,605	643,753
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	16,912	67,552	(50,640)	42,030	39,715	2,315
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,744,191	4,876,313	(1,132,122)	3,377,189	3,978,818	(601,629)
Fidelity® VIP Growth Portfolio - Initial Class	2,927,325	4,827,239	(1,899,914)	2,775,066	5,800,775	(3,025,709)
Fidelity® VIP High Income Portfolio - Initial Class	220,235	252,226	(31,991)	357,053	237,444	119,609
Fidelity® VIP Overseas Portfolio - Initial Class	1,073,246	1,017,479	55,767	1,215,717	1,222,791	(7,074)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,807,157	9,668,894	(861,737)	9,362,500	6,228,913	3,133,587
Fidelity® VIP Index 500 Portfolio - Initial Class	245,462	513,380	(267,918)	243,592	413,913	(170,321)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	289,297	29,672	259,625	518,859	72,758	446,101
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	111,148	142,968	(31,820)	65,848	138,755	(72,907)
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	94,824	46,401	48,423	50,624	11,856	38,768
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	19,230	8,325	10,905	39,633	22,456	17,177

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,982,307	1,646,525	335,782	1,619,032	1,294,016	325,016
ING Equity Trust:
ING Financial Services Fund - Class A	12,431	6,876	5,555	3,015	1,201	1,814
ING Real Estate Fund - Class A	94,357	97,354	(2,997)	110,049	53,377	56,672
ING Funds Trust:
ING GNMA Income Fund - Class A	104,192	70,034	34,158	85,687	63,354	22,333
ING Intermediate Bond Fund - Class A	221,053	102,722	118,331	115,117	43,097	72,020
ING GET Fund:
ING GET Fund - Series Q	2,500	265,723	(263,223)	5,642	45,025	(39,383)
ING GET Fund - Series S	19,436	922,990	(903,554)	44,894	500,178	(455,284)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	249,477	228,989	20,488	444,247	270,523	173,724
ING BlackRock Large Cap Growth Portfolio - Institutional Class	12,563,326	1,437,420	11,125,906	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	6,613	3,017	3,596	2	-	2
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	14,800	710	14,090	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	362,287	253,753	108,534	346,708	124,464	222,244
ING Evergreen Omega Portfolio - Service Class	19	-	19	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	648,072	455,939	192,133	1,034,427	309,609	724,818
ING FMRSM Large Cap Growth Portfolio - Institutional Class	20,322	22,750	(2,428)	25,770	9,368	16,402
ING FMRSM Large Cap Growth Portfolio - Service Class	10	-	10	-	-	-
ING Global Resources Portfolio - Institutional Class	3,163	-	3,163	-	-	-
ING Global Resources Portfolio - Service Class	10,819,849	2,723,054	8,096,795	-	-	-
ING Janus Contrarian Portfolio - Service Class	403,338	297	403,041	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	18,637	4,302	14,335	4,001	110	3,891
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	910,736	733,949	176,787	1,466,644	962,288	504,356
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,435,605	992,766	442,839	1,529,877	842,673	687,204
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	165,576	97,612	67,964	225,805	124,840	100,965

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Institutional Class	13,215	9,003	4,212	2,271	-	2,271
ING JPMorgan Value Opportunities Portfolio - Service Class	190,319	96,855	93,464	80,622	7,599	73,023
ING Julius Baer Foreign Portfolio - Service Class	1,936,596	667,158	1,269,438	1,477,468	368,954	1,108,514
ING Legg Mason Partners All Cap Portfolio - Service Class	6,668	9,782	(3,114)	3,114	-	3,114
ING Legg Mason Value Portfolio - Service Class	331,690	223,908	107,782	240,217	106,096	134,121
ING Lord Abbett Affiliated Portfolio - Institutional Class	13,555,753	1,854,866	11,700,887	138,301	39,442	98,859
ING Lord Abbett Affiliated Portfolio - Service Class	48,981	2,795	46,186	-	-	-
ING Marsico Growth Portfolio - Service Class	244,311	151,526	92,785	176,898	45,969	130,929
ING Marsico International Opportunities Portfolio - Adviser Class	5,652	1	5,651	-	-	-
ING Marsico International Opportunities Portfolio - Service Class	489,162	279,587	209,575	638,553	268,482	370,071
ING MFS Total Return Portfolio - Adviser Class	52,240	7,557	44,683	5,227	1,258	3,969
ING MFS Total Return Portfolio - Institutional Class	7,808,929	543,137	7,265,792	25,357	417	24,940
ING MFS Total Return Portfolio - Service Class	652,101	913,221	(261,120)	558,756	1,177,609	(618,853)
ING MFS Utilities Portfolio - Service Class	2,164,991	1,033,978	1,131,013	954,462	177,244	777,218
ING Oppenheimer Main Street Portfolio® - Service Class	167,768	75,288	92,480	67,761	21,090	46,671
ING PIMCO High Yield Portfolio - Institutional Class	92,474	41,737	50,737	40,236	16,894	23,342
ING PIMCO High Yield Portfolio - Service Class	401,342	352,696	48,646	457,241	144,130	313,111
ING Pioneer Equity Income Portfolio - Institutional Class	19,629,191	2,532,801	17,096,390	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	1,663,331	441,239	1,222,092	260,890	29,191	231,699
ING Pioneer Fund Portfolio - Service Class	9,573	2,005	7,568	3,009	712	2,297
ING Pioneer Mid Cap Value Portfolio - Institutional Class	10,041,374	1,387,993	8,653,381	82,161	8,384	73,777
ING Pioneer Mid Cap Value Portfolio - Service Class	884	-	884	562	-	562
ING Stock Index Portfolio - Institutional Class	278,329	295,247	(16,918)	624,959	2,517,628	(1,892,669)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	8,366,631	2,223,481	6,143,150	5,718,424	465,853	5,252,571
ING T. Rowe Price Equity Income Portfolio - Adviser Class	83,760	8,523	75,237	18,001	231	17,770
ING T. Rowe Price Equity Income Portfolio - Service Class	1,675,199	997,623	677,576	1,881,503	585,382	1,296,121
ING Templeton Global Growth Portfolio - Institutional Class	85,161	14,585	70,576	4	-	4

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Templeton Global Growth Portfolio - Service Class	242,420	118,130	124,290	136,831	8,472	128,359
ING Van Kampen Capital Growth Portfolio - Service Class	6,001	889	5,112	1,234	-	1,234
ING Van Kampen Growth and Income Portfolio - Service Class	717,617	616,921	100,696	681,872	203,164	478,708
ING Van Kampen Real Estate Portfolio - Institutional Class	45,648	13,254	32,394	62,126	1,013	61,113
ING Van Kampen Real Estate Portfolio - Service Class	2,206,811	1,507,215	699,596	1,509,913	137,757	1,372,156
ING VP Index Plus International Equity Portfolio - Institutional Class	2,247,490	107,202	2,140,288	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	1,012,580	632,793	379,787	286,710	54,596	232,114
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	293	-	293	-	-	-
ING Wells Fargo Disciplined Value Portfolio - Service Class	134,502	96,560	37,942	83,000	11,899	71,101
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	90,288	96,877	(6,589)	190,605	81,835	108,770
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	786	587	199	251	1	250
ING International SmallCap Fund - Class A	98,878	34,237	64,641	58,100	31,454	26,646
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	6,597	-	6,597	911	192	719
ING American Century Large Company Value Portfolio - Service Class	261,606	312,721	(51,115)	132,178	123,668	8,510
ING American Century Select Portfolio - Initial Class	750,580	13,950,031	(13,199,451)	1,520,966	3,749,472	(2,228,506)
ING American Century Select Portfolio - Service Class	23,699	23,714	(15)	109	2,401	(2,292)
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	3,046	1,610	1,436	1,860	-	1,860
ING American Century Small-Mid Cap Value Portfolio - Service Class	334,590	587,143	(252,553)	414,734	530,341	(115,607)
ING Baron Asset Portfolio - Service Class	362,660	98,595	264,065	30,849	580	30,269
ING Baron Small Cap Growth Portfolio - Adviser Class	21,838	6,475	15,363	7,457	2,118	5,339
ING Baron Small Cap Growth Portfolio - Service Class	2,302,412	1,557,538	744,874	1,407,705	1,315,385	92,320
ING Columbia Small Cap Value II Portfolio - Service Class	90,561	16,977	73,584	5,361	1,455	3,906
ING Davis New York Venture Portfolio - Service Class	90,239	206	90,033	170,182	103,620	66,562
ING Fidelity® VIP Mid Cap Portfolio - Service Class	320,169	1,293	318,876	10,211	4	10,207
ING Fundamental Research Portfolio - Adviser Class	5,293	5,707	(414)	517	103	414

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Fundamental Research Portfolio - Service Class	119,388	270,280	(150,892)	36,625	55,776	(19,151)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	3,533	188,305	(184,772)	79,352	72,958	6,394
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class	386	523	(137)	520	383	137
ING JPMorgan International Portfolio - Adviser Class	91,909	79,500	12,409	1,855	263	1,592
ING JPMorgan International Portfolio - Initial Class	930,958	1,763,555	(832,597)	971,166	1,783,565	(812,399)
ING JPMorgan International Portfolio - Service Class	75,148	74,302	846	2,519	1,752	767
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	31,188	7,076	24,112	8,867	1,216	7,651
ING JPMorgan Mid Cap Value Portfolio - Service Class	753,529	624,087	129,442	707,012	412,698	294,314
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	7,698	395	7,303	1,897	374	1,523
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,451,954	4,147,807	(2,695,853)	1,688,082	3,871,402	(2,183,320)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	612	15	597	3,428	3	3,425
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	14,820	5,011	9,809	3,333	204	3,129
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	56,393	95,397	(39,004)	77,635	111,717	(34,082)
ING Neuberger Berman Partners Portfolio - Service Class	333,138	154,696	178,442	30,912	8,800	22,112
ING Neuberger Berman Regency Portfolio - Service Class	5,336	1	5,335	131	-	131
ING OpCap Balanced Value Portfolio - Service Class	55,321	200,551	(145,230)	165,629	454,670	(289,041)
ING Oppenheimer Global Portfolio - Adviser Class	26,982	6,598	20,384	9,249	1,424	7,825
ING Oppenheimer Global Portfolio - Initial Class	7,087,217	16,752,035	(9,664,818)	7,096,422	14,320,288	(7,223,866)
ING Oppenheimer Global Portfolio - Service Class	17,666	3,042	14,624	14,537	4,735	9,802
ING Oppenheimer Strategic Income Portfolio - Adviser Class	16,071	4,281	11,790	11,656	4	11,652
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,657,876	3,311,398	346,478	2,384,250	3,344,210	(959,960)
ING PIMCO Total Return Portfolio - Adviser Class	36,805	13,949	22,856	25,877	280	25,597
ING PIMCO Total Return Portfolio - Service Class	3,136,099	1,922,724	1,213,375	2,002,436	1,421,129	581,307
ING Pioneer High Yield Portfolio - Initial Class	580,371	209,590	370,781	103,958	9,590	94,368
ING Pioneer High Yield Portfolio - Service Class	9,054	1,022	8,032	591	-	591
ING Solution 2015 Portfolio - Adviser Class	964,555	407,696	556,859	232,135	30,358	201,777
ING Solution 2015 Portfolio - Service Class	2,247,322	1,055,928	1,191,394	1,375,357	266,876	1,108,481

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2025 Portfolio - Adviser Class	1,051,286	454,599	596,687	345,467	9,595	335,872
ING Solution 2025 Portfolio - Service Class	2,769,924	1,130,437	1,639,487	1,484,133	172,026	1,312,107
ING Solution 2035 Portfolio - Adviser Class	759,253	316,591	442,662	283,154	15,425	267,729
ING Solution 2035 Portfolio - Service Class	1,839,346	694,675	1,144,671	989,989	140,178	849,811
ING Solution 2045 Portfolio - Adviser Class	553,666	149,504	404,162	159,254	7,516	151,738
ING Solution 2045 Portfolio - Service Class	1,135,541	431,202	704,339	707,497	170,738	536,759
ING Solution Income Portfolio - Adviser Class	953,824	458,294	495,530	151,731	5,433	146,298
ING Solution Income Portfolio - Service Class	697,660	303,763	393,897	323,968	106,997	216,971
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	38,827	13,501	25,326	3,451	1	3,450
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,622,133	7,955,554	(4,333,421)	3,122,901	8,388,076	(5,265,175)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	361,336	357,445	3,891	37,215	23,486	13,729
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	79,555	36	79,519	12,626	258	12,368
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,119,084	3,231,669	(1,112,585)	1,895,109	3,328,512	(1,433,403)
ING T. Rowe Price Growth Equity Portfolio - Service Class	40,453	20,038	20,415	41,654	13,416	28,238
ING Templeton Foreign Equity Portfolio - Service Class	505,988	107,681	398,307	57,199	30,234	26,965
ING Thornburg Value Portfolio - Adviser Class	43,011	6,164	36,847	4,522	-	4,522
ING Thornburg Value Portfolio - Initial Class	908,253	1,370,840	(462,587)	476,708	1,337,097	(860,389)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	20,061	18,948	1,113	-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,455,655	1,896,676	(441,021)	862,373	1,784,190	(921,817)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	1,564	1,274	290	292	-	292
ING UBS U.S. Small Cap Growth Portfolio - Service Class	138,155	82,091	56,064	14,091	11,603	2,488
ING Van Kampen Comstock Portfolio - Adviser Class	33,669	13,389	20,280	12,713	147	12,566
ING Van Kampen Comstock Portfolio - Service Class	1,263,056	2,168,753	(905,697)	1,459,124	2,125,373	(666,249)
ING Van Kampen Equity and Income Portfolio - Adviser Class	17,787	2,302	15,485	1,884	-	1,884
ING Van Kampen Equity and Income Portfolio - Initial Class	4,447,388	9,639,063	(5,191,675)	6,011,674	6,142,702	(131,028)
ING Van Kampen Equity and Income Portfolio - Service Class	188,210	185,893	2,317	4,515	1,840	2,675

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	728,854	933,922	(205,068)	669,414	739,686	(70,272)
ING VP Strategic Allocation Growth Portfolio - Class I	1,086,612	1,404,602	(317,990)	1,034,022	1,087,631	(53,609)
ING VP Strategic Allocation Moderate Portfolio - Class I	1,158,918	1,809,637	(650,719)	1,488,092	1,275,733	212,359
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	14,612	7	14,605	-	-	-
ING VP Growth and Income Portfolio - Class I	7,117,241	16,768,633	(9,651,392)	4,790,784	15,805,400	(11,014,616)
ING VP Growth and Income Portfolio - Class S	9,341	-	9,341	-	-	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	-	9,163	(9,163)	-	47,668	(47,668)
ING GET U.S. Core Portfolio - Series 2	36,724	230,619	(193,895)	10,134	395,607	(385,473)
ING GET U.S. Core Portfolio - Series 3	97,747	621,892	(524,145)	85,582	1,147,984	(1,062,402)
ING GET U.S. Core Portfolio - Series 5	-	2,418	(2,418)	-	1,716	(1,716)
ING GET U.S. Core Portfolio - Series 6	3,892	99,492	(95,600)	23,836	121,699	(97,863)
ING GET U.S. Core Portfolio - Series 7	9,451	108,202	(98,751)	9,232	75,326	(66,094)
ING GET U.S. Core Portfolio - Series 8	-	50,524	(50,524)	10,938	27,849	(16,911)
ING GET U.S. Core Portfolio - Series 9	-	654	(654)	3,031	9,580	(6,549)
ING GET U.S. Core Portfolio - Series 10	-	119	(119)	-	3,724	(3,724)
ING GET U.S. Core Portfolio - Series 11	1,378	1,387	(9)	-	3,580	(3,580)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	3,050,740	3,458,973	(408,233)	2,970,151	4,241,036	(1,270,885)
ING VP Growth Portfolio - Class I	918,075	1,844,379	(926,304)	653,273	1,473,888	(820,615)
ING VP Index Plus LargeCap Portfolio - Class I	3,132,176	7,400,122	(4,267,946)	2,941,762	5,714,372	(2,772,610)
ING VP Index Plus LargeCap Portfolio - Class S	34,733	7,800	26,933	3,832	3,225	607
ING VP Index Plus MidCap Portfolio - Class I	3,013,153	5,345,859	(2,332,706)	2,961,969	4,098,221	(1,136,252)
ING VP Index Plus MidCap Portfolio - Class S	26,670	1,311	25,359	5,408	1,557	3,851
ING VP Index Plus SmallCap Portfolio - Class I	1,855,429	3,309,955	(1,454,526)	2,235,998	2,969,049	(733,051)
ING VP Index Plus SmallCap Portfolio - Class S	4,508	640	3,868	4,546	-	4,546

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING VP International Equity Portfolio - Class I	532,851	2,234,859	(1,702,008)	756,007	557,874	198,133
ING VP International Equity Portfolio - Class S	3,140	4,540	(1,400)	1,400	-	1,400
ING VP Small Company Portfolio - Class I	1,082,126	2,632,490	(1,550,364)	1,448,901	2,002,563	(553,662)
ING VP Small Company Portfolio - Class S	6,798	735	6,063	930	8	922
ING VP Value Opportunity Portfolio - Class I	615,854	1,440,721	(824,867)	701,739	1,543,657	(841,918)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	205,752	253,616	(47,864)	362,103	166,013	196,090
ING VP International Value Portfolio - Class I	990,186	382	989,804	2,916,734	1,481,923	1,434,811
ING VP International Value Portfolio - Class S	29,605	2,213	27,392	4,854	345	4,509
ING VP MidCap Opportunities Portfolio - Class I	386,244	246,512	139,732	240,882	198,715	42,167
ING VP MidCap Opportunities Portfolio - Class S	4,777	21	4,756	243	-	243
ING VP Real Estate Portfolio - Class I	1,182,755	2,488,798	(1,306,043)	1,951,303	841,992	1,109,311
ING VP SmallCap Opportunities Portfolio - Class I	464,165	386,491	77,674	540,975	565,248	(24,273)
ING VP SmallCap Opportunities Portfolio - Class S	1,261	736	525	3,659	2,812	847
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	2,955,259	5,433,278	(2,478,019)	2,406,719	5,953,493	(3,546,774)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	5,417,154	4,942,349	474,805	4,030,569	4,509,915	(479,346)
ING VP Intermediate Bond Portfolio - Class S	37,708	15,412	22,296	1,195	-	1,195
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	19,867,213	12,375,205	7,492,008	14,343,402	9,279,285	5,064,117
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	36,881	2,654,969	(2,618,088)	1,683,169	1,554,306	128,863
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	2,759	2,759	-	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	5,933	7,591	(1,658)	10,951	16,976	(6,025)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	2,104	3,023	(919)	1,677	3,340	(1,663)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	3,432	4,271	(839)	1,328	3,807	(2,479)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	8,231	10,635	(2,404)	11,698	14,747	(3,049)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	3,238	5,612	(2,374)	9,145	12,668	(3,523)
Lazard Funds, Inc.:
Lazard Mid Cap Portfolio - Open Shares	56,367	19,163	37,204	-	-	-
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	139,010	264,379	(125,369)	33,268	23,146	10,122
LKCM Funds:
LKCM Aquinas Growth Fund	22,791	20,172	2,619	19,131	2,287	16,844
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	24,047	118,566	(94,519)	97,919	69,385	28,534
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	62,464	50,314	12,150	47,821	36,142	11,679
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	67,759	59,864	7,895	62,292	48,756	13,536
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	2,944,746	13,487,085	(10,542,339)	2,059,949	1,974,799	85,150
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,899,814	2,525,719	(625,905)	1,854,378	2,286,907	(432,529)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	23,149	17,169	5,980	33,417	20,490	12,927
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	266,111	5,227,881	(4,961,770)	379,700	1,029,558	(649,858)
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	646	-	646	1,937	-	1,937
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	159,925	33,771	126,154	50,092	1,639	48,453

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	231,269	75,992	155,277	86,426	43,420	43,006
New Perspective Fund®, Inc. - Class R-4	1,180,646	620,099	560,547	1,015,216	879,107	136,109
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	39,871	29,627	10,244	36,284	29,519	6,765
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,631,150	1,356,798	274,352	1,637,863	1,162,167	475,696
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	2,038	8,846	(6,808)	4,534	795	3,739
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	10,275	24,008	(13,733)	14,133	2,351	11,782
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5,379	14,493	(9,114)	10,242	12,847	(2,605)
Oppenheimer Main Street Fund®/VA	14	1,154	(1,140)	12,583	-	12,583
Oppenheimer Main Street Small Cap Fund®/VA	332,421	152,188	180,233	370,280	108,044	262,236
Oppenheimer Mid Cap Fund/VA	4,230	100	4,130	132	-	132
Oppenheimer Strategic Bond Fund/VA	2,831	3,717	(886)	2,772	5,052	(2,280)
Pax World Funds Series Trust I:
Pax World Balanced Fund	1,456,218	1,070,970	385,248	1,545,079	2,250,296	(705,217)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,872,114	1,349,048	523,066	1,299,199	1,057,903	241,296
Pioneer Fund:
Pioneer Fund - Class A	748	3,735	(2,987)	2,233	1,127	1,106
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	229,101	117,129	111,972	143,632	52,372	91,260
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	3,024,096	744,570	2,279,526	-	-	-
Pioneer Equity Income VCT Portfolio - Class I	3,785,938	11,822,590	(8,036,652)	3,586,863	1,110,687	2,476,176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust (continued):
Pioneer Fund VCT Portfolio - Class I	10,846,326	11,618,750	(772,424)	490,570	127,646	362,924
Pioneer High Yield VCT Portfolio - Class I	878,955	346,365	532,590	717,508	298,748	418,760
Pioneer Mid Cap Value VCT Portfolio - Class I	808,549	5,489,676	(4,681,127)	1,129,853	1,348,694	(218,841)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	48,932	8,831	40,101	-	-	-
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	47,799	48,781	(982)	58,286	52,254	6,032
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	1,127,366	1,124,683	2,683	2,667	21	2,646
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	39,429	16,711	22,718	32,311	24,244	8,067
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	34,710	82,455	(47,745)	55,651	38,547	17,104
Templeton Income Trust:
Templeton Global Bond Fund - Class A	3,323,277	848,473	2,474,804	1,552,269	357,297	1,194,972
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	583,448	318,903	264,545	524,599	259,493	265,106
The Growth Fund of America® - Class R-4	5,779,822	3,553,075	2,226,747	5,803,069	2,997,786	2,805,283
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	86,768	42,949	43,819	71,908	21,300	50,608
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	17,098	39,017	(21,919)	23,849	8,380	15,469
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	1,484	705	779	8,813	7,039	1,774
Equity Income Portfolio	7,478	3,087	4,391	4,681	8,385	(3,704)
Small Company Growth Portfolio	7,104	1,898	5,206	1,766	345	1,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wanger Advisors Trust:
Wanger International Small Cap	1,117,096	201,335	915,761	-	-	-
Wanger Select	3,483,410	1,088,696	2,394,714	1,454,894	258,150	1,196,744
Wanger U.S. Smaller Companies	759,102	501,522	257,580	868,835	339,418	529,417
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	277,535	184,207	93,328	254,815	151,932	102,883
Washington Mutual Investors FundSM, Inc. - Class R-4	2,074,064	2,019,305	54,759	1,884,997	1,042,123	842,874
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,194	88	2,106	1,949	19	1,930

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary
	Division/Contract	Units	Unit Value	Extended Value
	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP11	15,454.645	$ 14.26	$ 220,383
	ING MAP PLUS NP12	59.693	14.23	849
	ING MAP PLUS NP14	188.627	14.18	2,675
	ING MAP PLUS NP19	241.957	14.04	3,397
	ING MAP PLUS NP25	1,493.000	13.88	20,723
	ING MAP PLUS NP26	1.936	13.85	27
	ING MAP PLUS NP30	1,332.051	13.74	18,302
	Qualified XII (1.00)	205.438	16.18	3,324
		18,977.347		$ 269,680
	AIM Small Cap Growth Fund - Class A
	Contracts in accumulation period:
	Qualified XII (1.00)	2,376.654	$ 14.34	$ 34,081
		2,376.654		$ 34,081
	AIM Global Health Care Fund - Investor Class
	Contracts in accumulation period:
	ING MAP PLUS NP9	504.795	$ 35.57	$ 17,956
	ING MAP PLUS NP11	1,130.499	35.48	40,110
	ING MAP PLUS NP21	882.213	35.04	30,913
	ING MAP PLUS NP26	615.598	34.82	21,435
	ING MAP PLUS NP28	524.327	34.74	18,215
	ING MAP PLUS NP29	2.307	34.69	80
	ING MAP PLUS NP30	352.289	34.65	12,207
	ING MAP PLUS NP36	93.682	34.39	3,222
		4,105.710		$ 144,138

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	11,159.792	$7.08 to $14.33	$ 101,592
Contracts in accumulation period:
Qualified VI	1,127,736.238	11.51	12,980,244
Qualified VIII	1,667.685	11.51	19,195
Qualified X (1.15)	15,217.996	11.61	176,681
Qualified X (1.25)	118,861.880	11.51	1,368,100
Qualified XII (0.05)	6,486.430	12.37	80,237
Qualified XII (0.20)	2,426.892	12.62	30,627
Qualified XII (0.25)	240.922	12.56	3,026
Qualified XII (0.30)	14,268.962	12.51	178,505
Qualified XII (0.35)	784.773	12.45	9,770
Qualified XII (0.40)	9,070.746	12.40	112,477
Qualified XII (0.50)	508.130	13.50	6,860
Qualified XII (0.50)	12,557.292	12.29	154,329
Qualified XII (0.55)	23,868.510	12.24	292,151
Qualified XII (0.60)	24,825.514	12.18	302,375
Qualified XII (0.65)	11,415.955	12.13	138,476
Qualified XII (0.70)	65,750.524	12.08	794,266
Qualified XII (0.75)	26,140.218	12.03	314,467
Qualified XII (0.80)	116,061.236	11.97	1,389,253
Qualified XII (0.85)	193,574.961	11.92	2,307,414
Qualified XII (0.90)	8,726.066	11.87	103,578
Qualified XII (0.95)	249,516.747	11.82	2,949,288
Qualified XII (1.00)	243,933.884	11.77	2,871,102
Qualified XII (1.05)	53,910.624	11.72	631,833
Qualified XII (1.10)	41,949.912	11.67	489,555
Qualified XII (1.15)	42,365.161	11.61	491,860
Qualified XII (1.20)	39,498.348	11.56	456,601
Qualified XII (1.25)	48,259.454	11.51	555,466
Qualified XII (1.30)	4,659.384	11.46	53,397
Qualified XII (1.35)	6,817.975	11.41	77,793
Qualified XII (1.40)	12,117.697	11.36	137,657
Qualified XII (1.45)	2,825.113	11.32	31,980
Qualified XII (1.50)	1,822.398	11.27	20,538
Qualified XV	13,495.512	11.79	159,112
Qualified XVI	34,912.792	11.27	393,467
Qualified XVII	651.186	11.52	7,502
Qualified XVIII	3,433.521	11.52	39,554
Qualified XXI	20,409.751	11.94	243,692
Qualified XXV	9,438.420	11.94	112,695
Qualified XXVI	11,235.566	11.81	132,692
Qualified XXVII	305,162.395	7.26	2,215,479
Qualified XXXII	2,119.257	13.48	28,568
Qualified XXXVI	2,010.843	13.38	26,905

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
(continued)
Qualified LIII	7,791.084	$ 13.79	$ 107,439
Qualified LIV	7,721.959	13.75	106,177
Qualified LV	13,116.389	13.82	181,268
Qualified LVI	5,120.886	13.83	70,822
	2,975,646.980		$ 33,456,065
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	6,632.231	$14.18 to $14.48	$ 94,512
Contracts in accumulation period:
Qualified VI	1,796,063.193	10.63	19,092,152
Qualified VIII	4.085	10.62	43
Qualified X (1.15)	26,339.743	10.72	282,362
Qualified X (1.25)	120,761.399	10.63	1,283,694
Qualified XII (0.05)	13,869.486	11.42	158,390
Qualified XII (0.20)	6,241.989	11.65	72,719
Qualified XII (0.25)	59.691	11.60	692
Qualified XII (0.30)	6,960.753	11.54	80,327
Qualified XII (0.35)	2,060.496	11.49	23,675
Qualified XII (0.40)	11,140.498	11.44	127,447
Qualified XII (0.50)	6,790.971	14.75	100,167
Qualified XII (0.50)	19,827.226	11.35	225,039
Qualified XII (0.55)	83,014.041	11.30	938,059
Qualified XII (0.60)	52,059.437	11.25	585,669
Qualified XII (0.65)	16,223.694	11.20	181,705
Qualified XII (0.70)	93,938.689	11.15	1,047,416
Qualified XII (0.75)	45,948.857	11.10	510,032
Qualified XII (0.80)	206,699.452	11.05	2,284,029
Qualified XII (0.85)	206,829.402	11.01	2,277,192
Qualified XII (0.90)	10,643.305	10.96	116,651
Qualified XII (0.95)	302,278.398	10.91	3,297,857
Qualified XII (1.00)	544,773.610	10.86	5,916,241
Qualified XII (1.05)	115,519.099	10.82	1,249,917
Qualified XII (1.10)	53,729.255	10.77	578,664
Qualified XII (1.15)	47,593.997	10.72	510,208
Qualified XII (1.20)	54,312.548	10.68	580,058
Qualified XII (1.25)	60,508.865	10.63	643,209
Qualified XII (1.30)	3,308.928	10.58	35,008
Qualified XII (1.35)	9,584.173	10.54	101,017
Qualified XII (1.40)	18,679.418	10.49	195,947
Qualified XII (1.45)	2,509.154	10.45	26,221
Qualified XII (1.50)	3,314.700	10.40	34,473
Qualified XV	7,189.994	10.88	78,227
Qualified XVI	39,193.669	10.40	407,614

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares (continued)
Qualified XVII	4,732.796	$ 10.63	$ 50,310
Qualified XVIII	5,008.526	10.63	53,241
Qualified XXI	12,263.006	11.02	135,138
Qualified XXV	21,043.588	11.02	231,900
Qualified XXVI	17,460.888	10.90	190,324
Qualified XXVII	421,087.710	8.58	3,612,933
Qualified XXXII	920.933	14.28	13,151
Qualified XXXIII (0.65)	483.266	14.53	7,022
Qualified XXXVI	1,755.104	14.62	25,660
Qualified LIII	23,308.185	13.65	318,157
Qualified LIV	7,310.489	13.60	99,423
Qualified LV	20,497.727	13.67	280,204
Qualified LVI	5,162.695	13.68	70,626
	4,535,639.359		$ 48,224,722
AllianceBernstein Growth and Income Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	2,443.647	$ 13.50	$ 32,989
ING MAP PLUS NP16	2,437.660	13.37	32,592
ING MAP PLUS NP18	333.314	13.32	4,440
ING MAP PLUS NP22	554.303	13.22	7,328
ING MAP PLUS NP23	1,037.728	13.19	13,688
ING MAP PLUS NP24	1,274.519	13.16	16,773
ING MAP PLUS NP26	787.145	13.11	10,319
ING MAP PLUS NP30	119.324	13.01	1,552
	8,987.640		$ 119,681
AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	23,810.634	$ 14.04	$ 334,301
Qualified X (1.25)	21,490.146	13.99	300,647
Qualified XVIII	718.717	14.11	10,141
	46,019.497		$ 645,089
Allianz NFJ Small-Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	49.962	$ 16.30	$ 814
ING MAP PLUS NP14	2,620.917	16.24	42,564
ING MAP PLUS NP18	17,727.719	16.11	285,594
ING MAP PLUS NP19	1,311.027	16.08	21,081
ING MAP PLUS NP21	6,490.170	16.02	103,973
	28,199.795		$ 454,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	7,266.941	$ 12.95	$ 94,107
ING MAP PLUS NP6	40,855.390	12.83	524,175
ING MAP PLUS NP8	8,076.122	12.78	103,213
ING MAP PLUS NP9	14,441.832	12.75	184,133
ING MAP PLUS NP10	31,685.793	12.73	403,360
ING MAP PLUS NP11	3,646.964	12.70	46,316
ING MAP PLUS NP13	6,635.191	12.65	83,935
ING MAP PLUS NP14	76,252.720	12.63	963,072
ING MAP PLUS NP15	2.856	12.60	36
ING MAP PLUS NP16	2,744.161	12.58	34,522
ING MAP PLUS NP17	9,503.877	12.56	119,369
ING MAP PLUS NP18	16,801.639	12.53	210,525
ING MAP PLUS NP19	142,960.422	12.51	1,788,435
ING MAP PLUS NP20	63,383.148	12.48	791,022
ING MAP PLUS NP21	27,174.296	12.46	338,592
ING MAP PLUS NP22	712.383	12.43	8,855
ING MAP PLUS NP23	3,002.588	12.41	37,262
ING MAP PLUS NP24	16,779.058	12.39	207,893
ING MAP PLUS NP25	463.217	12.36	5,725
ING MAP PLUS NP26	3,968.834	12.34	48,975
ING MAP PLUS NP27	4,510.081	12.31	55,519
ING MAP PLUS NP28	21,631.880	12.29	265,856
ING MAP PLUS NP29	1,112.433	12.26	13,638
ING MAP PLUS NP30	2,660.355	12.24	32,563
	506,272.181		$ 6,361,098
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	164.410	$ 36.60	$ 6,017
Qualified XII (1.10)	624.709	36.33	22,696
Qualified XXVII	470,664.090	11.83	5,567,956
	471,453.209		$ 5,596,669

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP13	6,173.290	$ 11.96	$ 73,833
ING MAP PLUS NP14	26,595.722	11.93	317,287
ING MAP PLUS NP17	59.118	11.86	701
ING MAP PLUS NP18	887.336	11.84	10,506
ING MAP PLUS NP19	845.743	11.82	9,997
ING MAP PLUS NP22	6,945.811	11.75	81,613
ING MAP PLUS NP23	4,702.224	11.72	55,110
ING MAP PLUS NP24	34.827	11.70	407
ING MAP PLUS NP29	34.562	11.59	401
ING MAP PLUS NP30	250.736	11.57	2,901
ING MAP PLUS NP32	56.888	11.52	655
ING MAP PLUS NP36	2,150.333	11.43	24,578
	48,736.590		$ 577,989
Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP6	296.527	$ 12.65	$ 3,751
ING MAP PLUS NP8	1,219.815	12.60	15,370
ING MAP PLUS NP9	15,033.691	12.58	189,124
ING MAP PLUS NP12	55.083	12.51	689
ING MAP PLUS NP14	3,531.817	12.46	44,006
ING MAP PLUS NP15	261.166	12.43	3,246
ING MAP PLUS NP17	6,116.107	12.38	75,717
ING MAP PLUS NP18	4,509.818	12.36	55,741
ING MAP PLUS NP19	11,492.828	12.34	141,821
ING MAP PLUS NP20	11,196.877	12.31	137,834
ING MAP PLUS NP21	2,738.158	12.29	33,652
ING MAP PLUS NP22	1,220.508	12.26	14,963
ING MAP PLUS NP23	3,914.684	12.24	47,916
ING MAP PLUS NP24	3,548.943	12.22	43,368
ING MAP PLUS NP26	1.554	12.17	19
ING MAP PLUS NP27	30.014	12.14	364
ING MAP PLUS NP28	1,057.248	12.12	12,814
ING MAP PLUS NP29	67.155	12.10	813
ING MAP PLUS NP30	1,036.733	12.07	12,513
ING MAP PLUS NP36	321.959	11.93	3,841
	67,650.685		$ 837,562

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio
Currently payable annuity contracts:	8,801.562	$ 12.58	$ 110,724
Contracts in accumulation period:
ING Custom Choice 62	801.954	12.30	9,864
Qualified V	438.399	24.96	10,942
Qualified VI	750,365.474	24.82	18,624,071
Qualified VIII	5,211.004	22.53	117,404
Qualified X (1.15)	3,808.132	12.84	48,896
Qualified X (1.25)	78,954.043	12.72	1,004,295
Qualified XII (0.05)	4,684.492	26.93	126,153
Qualified XII (0.20)	3,366.260	14.29	48,104
Qualified XII (0.25)	95.499	14.22	1,358
Qualified XII (0.30)	3,059.723	14.15	43,295
Qualified XII (0.35)	210.827	14.08	2,968
Qualified XII (0.40)	1,199.144	19.59	23,491
Qualified XII (0.50)	6,214.762	14.21	88,312
Qualified XII (0.55)	10,847.133	13.81	149,799
Qualified XII (0.60)	22,591.770	13.75	310,637
Qualified XII (0.65)	7,484.746	13.68	102,391
Qualified XII (0.70)	97,789.640	13.62	1,331,895
Qualified XII (0.75)	99,843.555	13.55	1,352,880
Qualified XII (0.80)	114,927.344	14.20	1,631,968
Qualified XII (0.85)	140,885.121	18.84	2,654,276
Qualified XII (0.90)	9,761.680	13.95	136,175
Qualified XII (0.95)	178,681.021	18.63	3,328,827
Qualified XII (1.00)	296,589.767	18.52	5,492,842
Qualified XII (1.05)	28,402.262	18.41	522,886
Qualified XII (1.10)	43,564.311	18.30	797,227
Qualified XII (1.15)	12,869.063	18.20	234,217
Qualified XII (1.20)	5,606.213	18.09	101,416
Qualified XII (1.25)	32,303.668	17.99	581,143
Qualified XII (1.30)	188.135	17.88	3,364
Qualified XII (1.35)	2,502.024	17.78	44,486
Qualified XII (1.40)	15,897.580	17.67	280,910
Qualified XII (1.45)	1,914.147	17.57	33,632
Qualified XII (1.50)	236.904	17.47	4,139
Qualified XV	3,453.899	25.65	88,593
Qualified XVI	31,328.364	24.16	756,893
Qualified XVII	652.748	24.82	16,201
Qualified XVIII	1,949.381	12.72	24,796
Qualified XXI	3,425.099	25.99	89,018
Qualified XXV	4,442.849	25.73	114,315
Qualified XXVI	1.185	25.45	30
Qualified XXVII	448,637.743	33.54	15,047,310
Qualified XXVIII	111,419.418	33.23	3,702,467

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio (continued)
Qualified XXXII	490.258	$ 12.41	$ 6,084
Qualified XXXVI	532.164	12.88	6,854
Qualified LIII	1,615.480	12.03	19,434
Qualified LIV	9,839.219	12.00	118,071
Qualified LV	7,063.371	12.06	85,184
Qualified LVI	3,114.312	12.06	37,559
	2,618,062.849		$ 59,467,796
Capital One Mid Cap Equity Fund - Class A
Contracts in accumulation period:
Qualified VI	9.812	$ 13.44	$ 132
Qualified XII (0.70)	152.647	13.72	2,094
Qualified XII (0.80)	2,986.864	13.67	40,830
Qualified XII (0.85)	3,033.565	13.64	41,378
Qualified XII (1.00)	181.492	13.57	2,463
Qualified XII (1.25)	12.842	13.44	173
	6,377.222		$ 87,070
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	14,918.115	$ 15.27	$ 227,800
	14,918.115		$ 227,800

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	66,492.396	$ 20.20	$ 1,343,146
ING MAP PLUS NP6	26,232.094	20.00	524,642
ING MAP PLUS NP8	69,071.673	19.93	1,376,598
ING MAP PLUS NP9	13,319.113	19.89	264,917
ING MAP PLUS NP10	9,274.959	19.85	184,108
ING MAP PLUS NP11	32,344.773	19.81	640,750
ING MAP PLUS NP12	13,106.545	19.77	259,116
ING MAP PLUS NP13	14,808.360	19.73	292,169
ING MAP PLUS NP14	77,005.810	19.69	1,516,244
ING MAP PLUS NP15	16,168.215	19.66	317,867
ING MAP PLUS NP16	23,614.206	19.62	463,311
ING MAP PLUS NP17	30,582.332	19.58	598,802
ING MAP PLUS NP18	808.566	19.54	15,799
ING MAP PLUS NP19	12,125.906	19.50	236,455
ING MAP PLUS NP20	6,712.400	19.46	130,623
ING MAP PLUS NP21	7,921.054	19.43	153,906
ING MAP PLUS NP22	23,442.206	19.39	454,544
ING MAP PLUS NP23	8,913.202	19.35	172,470
ING MAP PLUS NP24	5,993.532	19.31	115,735
ING MAP PLUS NP26	1,774.351	19.24	34,139
ING MAP PLUS NP28	16,232.714	19.16	311,019
ING MAP PLUS NP29	6,090.905	19.13	116,519
ING MAP PLUS NP30	1,429.186	19.09	27,283
ING MAP PLUS NP32	764.365	19.01	14,531
ING MAP PLUS NP36	1,578.418	18.87	29,785
	485,807.281		$ 9,594,478

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	6,632.819	$ 20.14	$ 133,585
Qualified V	2,133.922	19.22	41,014
Qualified VI	2,852,299.582	19.34	55,163,474
Qualified XII (0.00)	213.525	20.24	4,322
Qualified XII (0.05)	147,996.119	20.21	2,991,002
Qualified XII (0.25)	73,974.052	20.06	1,483,919
Qualified XII (0.30)	126,355.476	20.02	2,529,637
Qualified XII (0.35)	10,403.791	19.98	207,868
Qualified XII (0.40)	26,259.902	19.95	523,885
Qualified XII (0.50)	1,529.294	20.04	30,647
Qualified XII (0.50)	1,011,770.172	19.88	20,113,991
Qualified XII (0.55)	15,260.290	19.84	302,764
Qualified XII (0.60)	42,629.184	19.80	844,058
Qualified XII (0.65)	76,630.857	19.77	1,514,992
Qualified XII (0.70)	278,449.655	19.73	5,493,812
Qualified XII (0.75)	92,027.086	19.69	1,812,013
Qualified XII (0.80)	666,502.747	19.66	13,103,444
Qualified XII (0.85)	325,210.624	19.62	6,380,632
Qualified XII (0.90)	27,275.088	19.59	534,319
Qualified XII (0.95)	402,398.254	19.55	7,866,886
Qualified XII (1.00)	2,562,446.003	19.51	49,993,322
Qualified XII (1.05)	146,947.186	19.48	2,862,531
Qualified XII (1.10)	42,812.210	19.44	832,269
Qualified XII (1.15)	85,743.967	19.41	1,664,290
Qualified XII (1.20)	12,275.572	19.37	237,778
Qualified XII (1.25)	92,486.519	19.34	1,788,689
Qualified XII (1.30)	1,333.217	19.30	25,731
Qualified XII (1.35)	2,772.675	19.26	53,402
Qualified XII (1.40)	11,102.304	19.23	213,497
Qualified XII (1.45)	1,607.784	19.19	30,853
Qualified XII (1.50)	461.329	19.16	8,839
Qualified XV	7,656.269	19.55	149,680
Qualified XVI	63,231.675	19.16	1,211,519
Qualified XVII	3,425.813	19.49	66,769
Qualified XXI	10,807.739	19.66	212,480
Qualified XXV	7,794.502	19.72	153,708
Qualified XXVI	7,258.091	19.63	142,476
Qualified XXVII	1,751,755.786	17.16	30,060,129
Qualified XXXVII	1,377.533	9.92	13,665
Qualified LIII	5,969.130	17.66	105,415
Qualified LIV	96,626.795	17.61	1,701,598
Qualified LV	16,278.688	17.70	288,133
Qualified LVI	44.231	17.70	783
	11,118,167.457		$ 212,893,820

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Evergreen Equity Income Fund - Class I
Currently payable annuity contracts:	330,433.503	$11.45 to $11.58	3,826,245
	330,433.503		$ 3,826,245
Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP7	28.625	$ 14.14	$ 405
ING MAP PLUS NP8	3,187.098	14.12	45,002
ING MAP PLUS NP14	4,638.741	13.95	64,710
ING MAP PLUS NP16	1,894.835	13.90	26,338
ING MAP PLUS NP17	5,422.601	13.87	75,211
ING MAP PLUS NP19	5,224.192	13.82	72,198
ING MAP PLUS NP25	1,407.504	13.66	19,227
ING MAP PLUS NP26	1,287.692	13.63	17,551
ING MAP PLUS NP27	146.682	13.60	1,995
Qualified V	909.591	21.34	19,411
Qualified VI	867,219.089	21.59	18,723,260
Qualified XII (0.30)	41,375.555	23.16	958,258
Qualified XII (0.40)	20,060.005	22.99	461,180
Qualified XII (0.50)	6,235.766	22.82	142,300
Qualified XII (0.55)	20,435.090	22.74	464,694
Qualified XII (0.60)	17,686.544	22.66	400,777
Qualified XII (0.65)	5,107.038	22.57	115,266
Qualified XII (0.70)	38,258.055	22.49	860,424
Qualified XII (0.75)	9,565.537	22.41	214,364
Qualified XII (0.80)	27,612.347	22.32	616,308
Qualified XII (0.85)	80,955.216	22.24	1,800,444
Qualified XII (0.90)	29,321.727	22.16	649,769
Qualified XII (0.95)	144,946.813	22.08	3,200,426
Qualified XII (1.00)	687,600.338	22.00	15,127,207
Qualified XII (1.05)	37,091.684	21.91	812,679
Qualified XII (1.10)	21,883.855	21.83	477,725
Qualified XII (1.15)	41,653.779	21.75	905,970
Qualified XII (1.20)	7,023.212	21.67	152,193
Qualified XII (1.25)	32,742.133	21.59	706,903
Qualified XII (1.30)	5,589.817	21.51	120,237
Qualified XII (1.35)	72.713	21.43	1,558
Qualified XII (1.40)	2,976.505	21.35	63,548
Qualified XII (1.45)	945.099	21.28	20,112
Qualified XII (1.50)	45.304	21.20	960
Qualified XVI	16,789.324	21.20	355,934
Qualified XVII	1,713.233	21.59	36,989
Qualified XXVII	2,126,628.006	21.79	46,339,224
Qualified LIV	38,605.633	12.72	491,064
	4,354,286.978		$ 94,561,821

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	355,217.425	$13.36 to $14.75	$ 5,219,106
Contracts in accumulation period:
ING Custom Choice 62	1,340.677	14.05	18,837
ING MAP PLUS NP1	12,574.476	14.00	176,043
ING MAP PLUS NP8	12,668.878	13.81	174,957
ING MAP PLUS NP11	135.433	13.73	1,859
ING MAP PLUS NP12	28,773.064	13.70	394,191
ING MAP PLUS NP14	1,235.239	13.65	16,861
ING MAP PLUS NP15	179.111	13.62	2,439
ING MAP PLUS NP17	5,737.291	13.57	77,855
ING MAP PLUS NP18	3,616.466	13.54	48,967
ING MAP PLUS NP19	9,499.358	13.51	128,336
ING MAP PLUS NP21	15.517	13.46	209
ING MAP PLUS NP22	1,388.213	13.44	18,658
ING MAP PLUS NP23	31.563	13.41	423
ING MAP PLUS NP24	135.766	13.38	1,817
ING MAP PLUS NP25	373.517	13.36	4,990
ING MAP PLUS NP26	3,403.580	13.33	45,370
ING MAP PLUS NP28	2,629.873	13.28	34,925
ING MAP PLUS NP29	437.189	13.25	5,793
ING MAP PLUS NP30	1,403.068	13.23	18,563
ING MAP PLUS NP32	18.683	13.18	246
ING MAP PLUS NP36	3,345.730	13.07	43,729
Qualified V	1,899.726	26.05	49,488
Qualified VI	4,395,497.227	26.66	117,183,956
Qualified VIII	5,953.971	26.55	158,078
Qualified X (1.15)	304,488.843	33.82	10,297,813
Qualified X (1.25)	445,258.432	33.36	14,853,821
Qualified XII (0.00)	31.990	17.08	546
Qualified XII (0.05)	123,933.770	28.93	3,585,404
Qualified XII (0.20)	66,137.734	16.76	1,108,468
Qualified XII (0.25)	12,642.655	16.68	210,879
Qualified XII (0.30)	137,220.355	16.60	2,277,858
Qualified XII (0.35)	19,790.710	16.52	326,943
Qualified XII (0.40)	118,401.171	25.04	2,964,765
Qualified XII (0.45)	47.229	16.36	773
Qualified XII (0.50)	11,883.786	15.05	178,851
Qualified XII (0.50)	1,241,963.198	16.93	21,026,437
Qualified XII (0.55)	220,782.201	16.20	3,576,672
Qualified XII (0.60)	172,171.943	16.12	2,775,412
Qualified XII (0.65)	72,934.523	16.05	1,170,599
Qualified XII (0.70)	434,591.782	15.97	6,940,431
Qualified XII (0.75)	360,973.242	15.89	5,735,865
Qualified XII (0.80)	1,142,357.866	17.25	19,705,673
Qualified XII (0.85)	485,692.630	24.09	11,700,335
Qualified XII (0.90)	52,642.946	16.82	885,454

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified XII (0.95)	1,062,228.378	$ 23.82	$ 25,302,280
Qualified XII (1.00)	1,406,149.514	23.68	33,297,620
Qualified XII (1.05)	262,428.561	23.54	6,177,568
Qualified XII (1.10)	128,484.909	23.40	3,006,547
Qualified XII (1.15)	149,387.296	23.27	3,476,242
Qualified XII (1.20)	56,507.252	23.13	1,307,013
Qualified XII (1.25)	158,307.090	23.00	3,641,063
Qualified XII (1.30)	9,591.462	22.86	219,261
Qualified XII (1.35)	3,127.985	22.73	71,099
Qualified XII (1.40)	20,313.028	22.60	459,074
Qualified XII (1.45)	7,986.769	22.47	179,463
Qualified XII (1.50)	2,235.575	22.34	49,943
Qualified XV	34,216.787	27.56	943,015
Qualified XVI	139,983.788	25.96	3,633,979
Qualified XVII	8,432.261	26.66	224,804
Qualified XVIII	24,068.641	33.36	802,930
Qualified XXI	47,874.761	27.92	1,336,663
Qualified XXV	23,376.515	27.64	646,127
Qualified XXVI	24,039.026	27.34	657,227
Qualified XXVII	2,278,217.214	28.43	64,769,715
Qualified XXVIII	1,370,765.022	28.18	38,628,158
Qualified XXXII	26,555.954	14.39	382,140
Qualified XXXVI	36,707.752	14.92	547,680
Qualified LIII	67,804.053	13.45	911,965
Qualified LIV	74,296.342	13.41	996,314
Qualified LV	89,718.351	13.48	1,209,403
Qualified LVI	37,196.836	13.49	501,785
	17,821,459.169		$ 426,527,773

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	28,655.894	$ 14.66	$ 420,095
Contracts in accumulation period:
ING Custom Choice 62	4,374.254	14.78	64,651
ING MAP PLUS NP1	7,673.273	14.05	107,809
ING MAP PLUS NP8	213.938	13.86	2,965
ING MAP PLUS NP17	1,705.063	13.62	23,223
ING MAP PLUS NP21	4,828.705	13.51	65,236
ING MAP PLUS NP25	421.275	13.41	5,649
ING MAP PLUS NP26	453.922	13.38	6,073
ING MAP PLUS NP30	1.425	13.28	19
Qualified V	942.120	23.58	22,215
Qualified VI	5,530,477.885	23.76	131,404,155
Qualified VIII	6,650.318	24.03	159,807
Qualified X (1.15)	325,930.953	33.50	10,918,687
Qualified X (1.25)	446,282.623	33.04	14,745,178
Qualified XII (0.05)	28,387.733	25.78	731,836
Qualified XII (0.20)	72,698.817	16.62	1,208,254
Qualified XII (0.25)	8,302.545	16.54	137,324
Qualified XII (0.30)	166,932.261	16.46	2,747,705
Qualified XII (0.35)	38,849.731	16.38	636,359
Qualified XII (0.40)	31,461.084	23.47	738,392
Qualified XII (0.45)	277.635	16.23	4,506
Qualified XII (0.50)	30,699.162	13.57	416,588
Qualified XII (0.50)	245,182.199	16.96	4,158,290
Qualified XII (0.55)	306,985.549	16.07	4,933,258
Qualified XII (0.60)	277,104.771	15.99	4,430,905
Qualified XII (0.65)	293,363.080	15.92	4,670,340
Qualified XII (0.70)	526,777.210	15.84	8,344,151
Qualified XII (0.75)	396,387.845	15.76	6,247,072
Qualified XII (0.80)	743,009.166	17.19	12,772,328
Qualified XII (0.85)	789,959.554	22.58	17,837,287
Qualified XII (0.90)	65,733.551	16.61	1,091,834
Qualified XII (0.95)	1,024,423.038	22.32	22,865,122
Qualified XII (1.00)	1,901,930.200	22.19	42,203,831
Qualified XII (1.05)	302,332.742	22.06	6,669,460
Qualified XII (1.10)	207,267.197	21.93	4,545,370
Qualified XII (1.15)	140,267.417	21.80	3,057,830
Qualified XII (1.20)	73,332.780	21.68	1,589,855
Qualified XII (1.25)	126,275.262	21.55	2,721,232
Qualified XII (1.30)	14,703.733	21.42	314,954
Qualified XII (1.35)	9,567.581	21.30	203,789
Qualified XII (1.40)	28,223.474	21.18	597,773
Qualified XII (1.45)	6,671.118	21.05	140,427
Qualified XII (1.50)	4,854.939	20.93	101,614
Qualified XV	37,992.019	24.56	933,084

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XVI	170,439.270	$ 23.13	$ 3,942,260
Qualified XVII	4,217.038	23.76	100,197
Qualified XVIII	28,546.183	33.04	943,166
Qualified XXI	73,759.295	24.88	1,835,131
Qualified XXV	50,817.544	24.64	1,252,144
Qualified XXVI	39,405.341	24.37	960,308
Qualified XXXII	26,192.882	14.58	381,892
Qualified XXXIII (0.65)	3,248.806	13.36	43,404
Qualified XXXVI	46,142.846	13.45	620,621
Qualified LIII	79,536.566	15.24	1,212,137
Qualified LIV	66,322.323	15.20	1,008,099
Qualified LV	119,238.448	15.28	1,821,963
Qualified LVI	39,028.289	15.28	596,352
	15,005,459.872		$ 329,714,206
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,071.361	$10.72 to $11.25	$ 79,498
Contracts in accumulation period:
Qualified XXVII	548,815.727	10.30	5,652,802
Qualified XXVIII	178,830.967	10.20	1,824,076
	734,718.055		$ 7,556,376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Qualified V	602.235	$ 23.31	$ 14,038
Qualified VI	959,982.499	23.78	22,828,384
Qualified VIII	794.269	23.76	18,872
Qualified X (1.15)	76,115.569	24.83	1,889,950
Qualified X (1.25)	115,366.047	24.50	2,826,468
Qualified XII (0.05)	43,234.426	25.80	1,115,448
Qualified XII (0.20)	28,481.687	18.10	515,519
Qualified XII (0.25)	3,636.604	18.01	65,495
Qualified XII (0.30)	9,222.966	17.92	165,276
Qualified XII (0.35)	9,399.647	17.84	167,690
Qualified XII (0.40)	4,117.660	24.75	101,912
Qualified XII (0.45)	15.853	17.67	280
Qualified XII (0.50)	2,112.088	20.08	42,411
Qualified XII (0.50)	45,025.206	18.96	853,678
Qualified XII (0.55)	40,119.622	17.50	702,093
Qualified XII (0.60)	23,872.962	17.41	415,628
Qualified XII (0.65)	24,927.986	17.33	432,002
Qualified XII (0.70)	54,406.123	17.25	938,506
Qualified XII (0.75)	73,787.017	17.17	1,266,923
Qualified XII (0.80)	203,130.813	19.09	3,877,767
Qualified XII (0.85)	118,882.277	23.81	2,830,587
Qualified XII (0.90)	11,860.219	18.94	224,633
Qualified XII (0.95)	188,633.845	23.53	4,438,554
Qualified XII (1.00)	162,783.597	23.40	3,809,136
Qualified XII (1.05)	20,549.991	23.26	477,993
Qualified XII (1.10)	28,094.220	23.13	649,819
Qualified XII (1.15)	22,320.469	22.99	513,148
Qualified XII (1.20)	10,930.076	22.86	249,862
Qualified XII (1.25)	22,909.610	22.73	520,735
Qualified XII (1.30)	6,676.169	22.60	150,881
Qualified XII (1.35)	753.500	22.46	16,924
Qualified XII (1.40)	5,307.999	22.33	118,528
Qualified XII (1.45)	161.573	22.20	3,587
Qualified XII (1.50)	1,132.596	22.08	25,008
Qualified XV	9,280.907	24.58	228,125
Qualified XVI	35,613.413	23.15	824,451
Qualified XVII	2,051.682	23.78	48,789
Qualified XVIII	5,886.250	24.50	144,213
Qualified XXI	9,672.547	24.90	240,846
Qualified XXV	5,785.388	24.66	142,668
Qualified XXVI	4,507.198	24.39	109,931
Qualified XXVII	428,819.887	13.33	5,716,169
Qualified XXXII	3,014.196	18.76	56,546
Qualified XXXVI	5,700.082	19.90	113,432

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class (continued)
Qualified LIII	20,291.139	$ 17.09	$ 346,776
Qualified LIV	10,211.803	17.04	174,009
Qualified LV	9,632.417	17.13	165,003
Qualified LVI	6,985.432	17.14	119,730
	2,876,799.761		$ 60,698,423
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	612,946.327	$ 17.43	$ 10,683,654
Contracts in accumulation period:
ING Custom Choice 62	27,535.884	16.91	465,632
ING MAP PLUS NP1	158,218.986	17.40	2,753,010
ING MAP PLUS NP6	31,867.944	17.23	549,085
ING MAP PLUS NP7	14.433	17.19	248
ING MAP PLUS NP8	110,135.659	17.16	1,889,928
ING MAP PLUS NP9	6,797.737	17.13	116,445
ING MAP PLUS NP10	37,755.457	17.09	645,241
ING MAP PLUS NP11	40,579.105	17.06	692,280
ING MAP PLUS NP12	44,585.432	17.03	759,290
ING MAP PLUS NP13	15,863.140	16.99	269,515
ING MAP PLUS NP14	51,561.870	16.96	874,489
ING MAP PLUS NP15	27,835.454	16.93	471,254
ING MAP PLUS NP16	43,925.780	16.89	741,906
ING MAP PLUS NP17	60,747.386	16.86	1,024,201
ING MAP PLUS NP18	13,706.317	16.83	230,677
ING MAP PLUS NP19	32,633.902	16.80	548,250
ING MAP PLUS NP20	46,827.831	16.76	784,834
ING MAP PLUS NP21	35,530.558	16.73	594,426
ING MAP PLUS NP22	12,229.371	16.70	204,230
ING MAP PLUS NP23	13,427.682	16.67	223,839
ING MAP PLUS NP24	18,511.467	16.63	307,846
ING MAP PLUS NP25	6,634.920	16.60	110,140
ING MAP PLUS NP26	15,362.164	16.57	254,551
ING MAP PLUS NP27	496.938	16.54	8,219
ING MAP PLUS NP28	30,195.065	16.50	498,219
ING MAP PLUS NP29	6,053.370	16.47	99,699
ING MAP PLUS NP30	9,677.224	16.44	159,094
ING MAP PLUS NP32	731.872	16.37	11,981
ING MAP PLUS NP36	5,802.583	16.25	94,292
Qualified V	1,724.039	36.36	62,686
Qualified VI	9,575,560.347	36.84	352,763,643
Qualified VIII	6,510.744	37.06	241,288
Qualified X (1.15)	342,474.255	41.92	14,356,521
Qualified X (1.25)	958,444.597	33.19	31,810,776
Qualified XII (0.00)	1,150.905	24.20	27,852
Qualified XII (0.00)	1,004,890.502	14.19	14,259,396
Qualified XII (0.05)	241,468.004	39.98	9,653,891
Qualified XII (0.05)	129,222.010	39.98	5,166,296

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XII (0.20)	174,739.623	$ 23.74	$ 4,148,319
Qualified XII (0.25)	106,325.584	23.63	2,512,474
Qualified XII (0.30)	351,409.743	23.51	8,261,643
Qualified XII (0.35)	58,604.504	23.40	1,371,345
Qualified XII (0.40)	86,086.711	36.14	3,111,174
Qualified XII (0.45)	1,481.818	23.18	34,349
Qualified XII (0.50)	1,753,796.206	24.10	42,266,489
Qualified XII (0.50)	32,815.820	20.14	660,911
Qualified XII (0.55)	450,147.180	22.96	10,335,379
Qualified XII (0.60)	217,168.623	22.85	4,962,303
Qualified XII (0.65)	157,881.232	22.74	3,590,219
Qualified XII (0.70)	941,729.392	22.63	21,311,336
Qualified XII (0.75)	826,574.440	22.52	18,614,456
Qualified XII (0.80)	2,132,074.987	24.64	52,534,328
Qualified XII (0.85)	847,161.860	34.77	29,455,818
Qualified XII (0.90)	209,352.756	23.85	4,993,063
Qualified XII (0.95)	4,751,978.215	34.37	163,325,491
Qualified XII (1.00)	3,808,006.684	34.17	130,119,588
Qualified XII (1.05)	341,656.022	33.97	11,606,055
Qualified XII (1.10)	238,539.560	33.78	8,057,866
Qualified XII (1.15)	472,873.036	33.58	15,879,077
Qualified XII (1.20)	63,422.025	33.39	2,117,661
Qualified XII (1.25)	304,740.604	33.19	10,114,341
Qualified XII (1.30)	8,707.617	33.00	287,351
Qualified XII (1.35)	5,306.826	32.81	174,117
Qualified XII (1.40)	41,702.381	32.62	1,360,332
Qualified XII (1.45)	9,965.239	32.43	323,173
Qualified XII (1.50)	5,943.726	32.24	191,626
Qualified XV	53,961.464	38.08	2,054,853
Qualified XVI	221,445.555	35.87	7,943,252
Qualified XVII	30,851.274	36.84	1,136,561
Qualified XVIII	36,563.750	41.39	1,513,374
Qualified XXI	145,423.192	38.58	5,610,427
Qualified XXV	57,656.152	38.20	2,202,465
Qualified XXVI	26,008.444	37.79	982,859
Qualified XXVII	4,815,026.684	42.45	204,397,883
Qualified XXVIII	1,479,266.122	42.06	62,217,933
Qualified XXXII	35,909.354	17.47	627,336
Qualified XXXIII (0.65)	84,796.629	19.84	1,682,365
Qualified XXXVI	65,377.940	19.96	1,304,944
Qualified LIII	191,666.361	15.55	2,980,412
Qualified LIV	372,912.470	15.50	5,780,143
Qualified LV	241,563.445	15.58	3,763,558
Qualified LVI	78,839.657	15.59	1,229,110
	40,117,098.168		$ 1,311,556,583

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,989,637.414	$ 29.21	$ 116,537,309
Qualified XXVIII	351,106.060	28.94	10,161,009
	4,340,743.474		$ 126,698,318
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	705,726.142	$ 14.13	$ 9,971,910
	705,726.142		$ 9,971,910
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	766,297.175	$ 22.81	$ 17,479,239
Qualified XXVIII	123,062.613	22.60	2,781,215
	889,359.788		$ 20,260,454
Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP8	17,077.259	$ 18.00	$ 307,391
ING MAP PLUS NP9	13,999.418	17.96	251,430
ING MAP PLUS NP11	5,859.813	17.89	104,832
ING MAP PLUS NP12	17,311.055	17.85	309,002
ING MAP PLUS NP13	11,924.788	17.82	212,500
ING MAP PLUS NP14	2,004.152	17.79	35,654
ING MAP PLUS NP15	75.226	17.75	1,335
ING MAP PLUS NP17	6,902.277	17.68	122,032
ING MAP PLUS NP18	19,681.190	17.65	347,373
ING MAP PLUS NP19	14,181.490	17.61	249,736
ING MAP PLUS NP20	18,620.394	17.58	327,347
ING MAP PLUS NP21	2,928.235	17.54	51,361
ING MAP PLUS NP23	828.114	17.48	14,475
ING MAP PLUS NP24	3,371.608	17.44	58,801
ING MAP PLUS NP25	530.350	17.41	9,233
ING MAP PLUS NP26	415.583	17.37	7,219
ING MAP PLUS NP27	140.076	17.34	2,429
ING MAP PLUS NP28	1,356.898	17.31	23,488
ING MAP PLUS NP29	408.035	17.27	7,047
ING MAP PLUS NP30	87.512	17.24	1,509
ING MAP PLUS NP32	43.684	17.17	750
	137,747.157		$ 2,444,944

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	701.006	$ 14.24	$ 9,982
ING MAP PLUS NP11	11,456.794	14.21	162,801
ING MAP PLUS NP12	424.383	14.18	6,018
ING MAP PLUS NP14	464.599	14.13	6,565
ING MAP PLUS NP15	2,458.332	14.10	34,662
ING MAP PLUS NP17	4,672.241	14.04	65,598
ING MAP PLUS NP18	3,383.820	14.02	47,441
ING MAP PLUS NP19	16,419.407	13.99	229,708
ING MAP PLUS NP22	2,286.259	13.91	31,802
ING MAP PLUS NP24	796.048	13.85	11,025
ING MAP PLUS NP25	346.032	13.83	4,786
ING MAP PLUS NP26	2,390.289	13.80	32,986
ING MAP PLUS NP28	8,938.228	13.74	122,811
ING MAP PLUS NP29	19.019	13.72	261
ING MAP PLUS NP32	70.818	13.64	966
	54,827.275		$ 767,412
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	77,076.957	$ 15.48	$ 1,193,151
Contracts in accumulation period:
ING Custom Choice 62	730.155	14.81	10,814
ING MAP PLUS NP6	39.984	15.01	600
ING MAP PLUS NP8	26,709.803	14.95	399,312
ING MAP PLUS NP9	951.092	14.92	14,190
ING MAP PLUS NP10	35.356	14.89	526
ING MAP PLUS NP11	14,341.343	14.86	213,112
ING MAP PLUS NP12	7,625.204	14.83	113,082
ING MAP PLUS NP14	9,347.611	14.77	138,064
ING MAP PLUS NP15	1,496.816	14.75	22,078
ING MAP PLUS NP16	2,543.506	14.72	37,440
ING MAP PLUS NP17	5,352.004	14.69	78,621
ING MAP PLUS NP18	2,376.177	14.66	34,835
ING MAP PLUS NP20	22,331.338	14.60	326,038
ING MAP PLUS NP21	1,536.202	14.57	22,382
ING MAP PLUS NP23	639.710	14.52	9,289
ING MAP PLUS NP24	4,381.588	14.49	63,489
ING MAP PLUS NP26	266.496	14.43	3,846
ING MAP PLUS NP28	809.072	14.38	11,634
ING MAP PLUS NP30	1,851.693	14.32	26,516
ING MAP PLUS NP32	173.836	14.26	2,479
ING MAP PLUS NP36	297.009	14.15	4,203
Qualified V	272.060	17.42	4,739
Qualified VI	1,184,181.772	17.60	20,841,599
Qualified X (1.15)	60,348.277	17.71	1,068,768
Qualified X (1.25)	158,587.988	17.60	2,791,149

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
Qualified XII (0.00)	184.676	$ 19.07	$ 3,522
Qualified XII (0.05)	4,302.795	18.77	80,763
Qualified XII (0.20)	37.410	18.83	704
Qualified XII (0.25)	19,396.660	18.77	364,075
Qualified XII (0.30)	90,405.578	18.71	1,691,488
Qualified XII (0.35)	1,371.866	18.65	25,585
Qualified XII (0.40)	14,163.784	18.59	263,305
Qualified XII (0.50)	1,208.019	18.67	22,554
Qualified XII (0.50)	637,501.326	18.47	11,774,649
Qualified XII (0.55)	53,116.231	18.41	977,870
Qualified XII (0.60)	71,611.032	18.35	1,314,062
Qualified XII (0.65)	137,475.134	18.29	2,514,420
Qualified XII (0.70)	73,488.284	18.23	1,339,691
Qualified XII (0.75)	33,242.875	18.17	604,023
Qualified XII (0.80)	39,095.376	18.12	708,408
Qualified XII (0.85)	174,002.811	18.06	3,142,491
Qualified XII (0.90)	15,469.257	18.00	278,447
Qualified XII (0.95)	167,235.671	17.94	3,000,208
Qualified XII (1.00)	746,693.667	17.88	13,350,883
Qualified XII (1.05)	48,376.595	17.83	862,555
Qualified XII (1.10)	19,117.068	17.77	339,710
Qualified XII (1.15)	51,719.840	17.71	915,958
Qualified XII (1.20)	10,933.739	17.65	192,980
Qualified XII (1.25)	53,895.323	17.60	948,558
Qualified XII (1.30)	2,215.966	17.54	38,868
Qualified XII (1.35)	710.367	17.48	12,417
Qualified XII (1.40)	5,719.753	17.43	99,695
Qualified XII (1.45)	1,157.929	17.37	20,113
Qualified XII (1.50)	704.919	17.32	12,209
Qualified XV	4,722.069	17.94	84,714
Qualified XVI	28,684.098	17.32	496,809
Qualified XVII	3,472.672	17.60	61,119
Qualified XVIII	5,771.428	17.60	101,577
Qualified XXI	32,581.353	18.12	590,374
Qualified XXV	17,972.718	18.17	326,564
Qualified XXVI	9,565.201	18.00	172,174
Qualified XXVII	354,211.431	19.69	6,974,423
Qualified XXVIII	540,591.570	16.83	9,098,156
Qualified XXXII	2,684.929	15.14	40,650
Qualified XXXIII (0.65)	34,672.079	18.38	637,273
Qualified LIII	21,850.883	12.80	279,691
Qualified LIV	22,635.872	12.76	288,834
Qualified LV	11,847.074	12.82	151,879
	5,150,120.377		$ 91,636,404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	4,211.902	$ 11.78	$ 49,616
ING MAP PLUS NP13	195.460	11.69	2,285
ING MAP PLUS NP14	1,435.525	11.66	16,738
ING MAP PLUS NP17	903.679	11.60	10,483
ING MAP PLUS NP22	3,187.502	11.48	36,593
ING MAP PLUS NP24	350.189	11.44	4,006
ING MAP PLUS NP28	571.530	11.35	6,487
ING MAP PLUS NP30	120.027	11.31	1,358
ING MAP PLUS NP36	771.651	11.17	8,619
	11,747.465		$ 136,185
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	9,522.622	$ 16.33	$ 155,504
ING MAP PLUS NP6	5,749.787	16.17	92,974
ING MAP PLUS NP9	12,410.391	16.08	199,559
ING MAP PLUS NP10	253.721	16.04	4,070
ING MAP PLUS NP11	5,054.704	16.01	80,926
ING MAP PLUS NP12	9,299.137	15.98	148,600
ING MAP PLUS NP14	2,530.038	15.92	40,278
ING MAP PLUS NP15	1,323.074	15.89	21,024
ING MAP PLUS NP16	2,289.384	15.86	36,310
ING MAP PLUS NP17	3,136.550	15.83	49,652
ING MAP PLUS NP18	15,541.680	15.80	245,559
ING MAP PLUS NP19	6,493.082	15.77	102,396
ING MAP PLUS NP20	29,503.492	15.73	464,090
ING MAP PLUS NP21	2,447.201	15.70	38,421
ING MAP PLUS NP22	6,011.648	15.67	94,203
ING MAP PLUS NP23	1,809.040	15.64	28,293
ING MAP PLUS NP24	1,426.128	15.61	22,262
ING MAP PLUS NP25	1,255.494	15.58	19,561
ING MAP PLUS NP26	605.170	15.55	9,410
ING MAP PLUS NP28	1,592.776	15.49	24,672
ING MAP PLUS NP29	218.961	15.46	3,385
ING MAP PLUS NP30	2,101.286	15.43	32,423
ING MAP PLUS NP36	592.760	15.25	9,040
	121,168.126		$ 1,922,612

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	2,511.148	$ 11.57	$ 29,054
ING MAP PLUS NP6	12,077.811	11.46	138,412
ING MAP PLUS NP9	112.234	11.39	1,278
ING MAP PLUS NP11	3,141.265	11.35	35,653
ING MAP PLUS NP12	2,569.747	11.33	29,115
ING MAP PLUS NP14	20,890.262	11.28	235,642
ING MAP PLUS NP16	7,327.173	11.24	82,357
ING MAP PLUS NP17	16,456.857	11.22	184,646
ING MAP PLUS NP18	735.023	11.20	8,232
ING MAP PLUS NP19	13,830.534	11.17	154,487
ING MAP PLUS NP20	14,423.097	11.15	160,818
ING MAP PLUS NP21	3,094.077	11.13	34,437
ING MAP PLUS NP22	1,342.340	11.11	14,913
ING MAP PLUS NP26	2,194.244	11.02	24,181
ING MAP PLUS NP28	12,299.013	10.98	135,043
ING MAP PLUS NP29	4,163.974	10.96	45,637
ING MAP PLUS NP30	1,428.814	10.94	15,631
ING MAP PLUS NP32	238.027	10.89	2,592
Qualified XII (1.00)	6,705.095	10.93	73,287
	125,540.735		$ 1,405,415
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	18,517.921	$ 11.65	$ 215,734
ING MAP PLUS NP8	66,283.656	11.49	761,599
ING MAP PLUS NP10	27,476.555	11.45	314,607
ING MAP PLUS NP11	20,543.535	11.42	234,607
ING MAP PLUS NP13	4,643.700	11.38	52,845
ING MAP PLUS NP14	29,734.509	11.36	337,784
ING MAP PLUS NP15	4,484.863	11.34	50,858
ING MAP PLUS NP16	4,978.558	11.31	56,307
ING MAP PLUS NP17	12,283.417	11.29	138,680
ING MAP PLUS NP18	8,526.442	11.27	96,093
ING MAP PLUS NP19	17,745.069	11.25	199,632
ING MAP PLUS NP20	14,173.403	11.23	159,167
ING MAP PLUS NP22	19,584.905	11.18	218,959
ING MAP PLUS NP23	2,104.347	11.16	23,485
ING MAP PLUS NP24	6,428.461	11.14	71,613
ING MAP PLUS NP25	121.508	11.12	1,351
ING MAP PLUS NP26	657.491	11.09	7,292
ING MAP PLUS NP28	9,776.755	11.05	108,033
ING MAP PLUS NP29	725.541	11.03	8,003
ING MAP PLUS NP30	63.860	11.01	703
ING MAP PLUS NP32	641.658	10.97	7,039
	269,496.154		$ 3,064,391

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	500.705	$ 13.72	$ 6,870
Qualified VI	123,294.130	13.72	1,691,595
Qualified XII (0.00)	34.735	14.19	493
Qualified XII (0.40)	1,562.665	14.04	21,940
Qualified XII (0.50)	7,677.396	14.00	107,484
Qualified XII (0.55)	2,547.725	13.98	35,617
Qualified XII (0.60)	3,053.035	13.96	42,620
Qualified XII (0.65)	910.608	13.94	12,694
Qualified XII (0.70)	5,616.889	13.92	78,187
Qualified XII (0.75)	6,278.018	13.90	87,264
Qualified XII (0.80)	2,461.708	13.89	34,193
Qualified XII (0.85)	11,360.776	13.87	157,574
Qualified XII (0.90)	1,854.116	13.85	25,680
Qualified XII (0.95)	18,591.352	13.83	257,118
Qualified XII (1.00)	55,866.063	13.81	771,510
Qualified XII (1.05)	45.769	13.79	631
Qualified XII (1.10)	1,257.455	13.77	17,315
Qualified XII (1.15)	6,435.598	13.76	88,554
Qualified XII (1.20)	949.544	13.74	13,047
Qualified XII (1.25)	6,056.327	13.72	83,093
Qualified XII (1.30)	3.369	13.70	46
Qualified XII (1.40)	1,180.115	13.66	16,120
Qualified XII (1.45)	20.149	13.65	275
Qualified XII (1.50)	396.437	13.63	5,403
Qualified XV	1,440.344	13.83	19,920
Qualified XVI	1,497.665	13.63	20,413
Qualified XVII	4,244.977	13.72	58,241
Qualified XXI	1,781.132	13.89	24,740
Qualified XXV	1,143.901	13.90	15,900
Qualified XXVI	463.575	13.85	6,421
Qualified LIII	5,307.153	14.09	74,778
Qualified LIV	1,135.304	14.05	15,951
Qualified LV	7,054.978	14.12	99,616
	282,023.713		$ 3,891,303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Currently payable annuity contracts:	32,852.235	$9.76 to $9.80	$ 321,387
Contracts in accumulation period:
Qualified V	1,006.056	10.39	10,453
Qualified VI	4,157,600.122	10.40	43,239,041
Qualified VIII	2,099.726	10.40	21,837
Qualified X (1.15)	138,731.836	10.41	1,444,198
Qualified X (1.25)	337,106.980	10.40	3,505,913
Qualified XII (0.05)	24,962.307	10.53	262,853
Qualified XII (0.25)	6,448.772	10.51	67,777
Qualified XII (0.30)	16,961.111	10.50	178,092
Qualified XII (0.35)	18,858.721	10.50	198,017
Qualified XII (0.40)	18,428.391	10.49	193,314
Qualified XII (0.45)	1,200.679	10.49	12,595
Qualified XII (0.50)	12,437.478	10.47	130,220
Qualified XII (0.50)	149,129.864	10.48	1,562,881
Qualified XII (0.55)	77,282.865	10.48	809,924
Qualified XII (0.60)	73,986.195	10.47	774,635
Qualified XII (0.65)	90,509.010	10.47	947,629
Qualified XII (0.70)	218,478.406	10.47	2,287,469
Qualified XII (0.75)	145,956.404	10.46	1,526,704
Qualified XII (0.80)	343,921.134	10.46	3,597,415
Qualified XII (0.85)	423,742.383	10.45	4,428,108
Qualified XII (0.90)	33,270.710	10.45	347,679
Qualified XII (0.95)	633,419.893	10.44	6,612,904
Qualified XII (1.00)	989,041.356	10.44	10,325,592
Qualified XII (1.05)	145,002.457	10.44	1,513,826
Qualified XII (1.10)	125,026.466	10.43	1,304,026
Qualified XII (1.15)	67,131.207	10.43	700,178
Qualified XII (1.20)	29,654.321	10.42	308,998
Qualified XII (1.25)	73,368.165	10.42	764,496
Qualified XII (1.30)	12,366.053	10.41	128,731
Qualified XII (1.35)	3,528.323	10.41	36,730
Qualified XII (1.40)	19,977.509	10.40	207,766
Qualified XII (1.45)	4,571.911	10.40	47,548
Qualified XII (1.50)	3,672.419	10.40	38,193
Qualified XV	40,095.481	10.43	418,196
Qualified XVI	118,139.815	10.38	1,226,291
Qualified XVII	2,833.961	10.41	29,502
Qualified XVIII	20,220.802	10.42	210,701
Qualified XXI	64,528.097	10.44	673,673
Qualified XXII	494.645	10.47	5,179
Qualified XXV	57,300.768	10.45	598,793
Qualified XXVI	31,648.483	10.43	330,094

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Institutional
Class (continued)
Qualified XXVII	1,965,893.511	$ 10.42	$ 20,484,610
Qualified XXVIII	213,862.961	10.42	2,228,452
Qualified XXXII	19,759.467	10.40	205,498
Qualified XXXIII (0.65)	2,582.931	10.45	26,992
Qualified XXXVI	20,341.374	10.46	212,771
Qualified LIII	33,072.296	10.47	346,267
Qualified LIV	29,051.879	10.44	303,302
Qualified LV	42,804.081	10.50	449,443
Qualified LVI	31,544.094	10.50	331,213
	11,125,906.111		$ 115,938,106
ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	45.933	$ 12.17	$ 559
Qualified XII (0.50)	3,551.724	12.08	42,905
	3,597.657		$ 43,464
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Qualified XXXV	14,089.602	$ 10.45	$ 147,236
	14,089.602		$ 147,236
ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	335.007	$ 13.51	$ 4,526
ING MAP PLUS NP11	128.157	13.75	1,762
ING MAP PLUS NP12	11,831.664	13.73	162,449
ING MAP PLUS NP14	3,200.425	13.69	43,814
ING MAP PLUS NP17	3,790.467	13.64	51,702
ING MAP PLUS NP22	1,991.720	13.55	26,988
ING MAP PLUS NP24	534.939	13.51	7,227
ING MAP PLUS NP25	116.784	13.49	1,575
ING MAP PLUS NP28	47.228	13.44	635
Qualified VI	163,620.388	13.51	2,210,511
Qualified XII (0.00)	42.475	13.97	593
Qualified XII (0.25)	204.890	13.88	2,844
Qualified XII (0.30)	5,336.701	13.86	73,967
Qualified XII (0.40)	7,532.954	13.82	104,105
Qualified XII (0.50)	169.541	13.82	2,343
Qualified XII (0.50)	10,028.442	13.79	138,292
Qualified XII (0.55)	854.613	13.77	11,768
Qualified XII (0.60)	1,220.912	13.75	16,788
Qualified XII (0.65)	1,394.209	13.73	19,142
Qualified XII (0.70)	81,169.713	13.71	1,112,837
Qualified XII (0.75)	2,698.206	13.69	36,938
Qualified XII (0.80)	9,925.276	13.68	135,778

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service Class
(continued)
Qualified XII (0.85)	15,986.974	$ 13.66	$ 218,382
Qualified XII (0.90)	2,773.246	13.64	37,827
Qualified XII (0.95)	22,099.162	13.62	300,991
Qualified XII (1.00)	69,438.765	13.60	944,367
Qualified XII (1.05)	2,283.218	13.58	31,006
Qualified XII (1.10)	3,821.951	13.57	51,864
Qualified XII (1.15)	5,516.880	13.55	74,754
Qualified XII (1.20)	2,270.261	13.53	30,717
Qualified XII (1.25)	9,419.834	13.51	127,262
Qualified XII (1.30)	69.890	13.49	943
Qualified XII (1.35)	27.598	13.48	372
Qualified XII (1.40)	734.904	13.46	9,892
Qualified XII (1.45)	9.110	13.44	122
Qualified XV	1,175.597	13.62	16,012
Qualified XVI	3,781.098	13.42	50,742
Qualified XXI	3,898.387	13.68	53,330
Qualified XXV	784.033	13.69	10,733
Qualified XXVI	859.628	13.64	11,725
Qualified LIII	5,715.978	13.88	79,338
Qualified LIV	1,095.481	13.84	15,161
Qualified LV	1,710.183	13.91	23,789
	459,646.889		$ 6,255,913
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	18.810	$ 12.97	$ 244
	18.810		$ 244
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	482.411	$ 14.77	$ 7,125
ING MAP PLUS NP1	44,374.995	15.24	676,275
ING MAP PLUS NP6	23,148.842	15.14	350,473
ING MAP PLUS NP7	15.875	15.11	240
ING MAP PLUS NP8	13,504.392	15.09	203,781
ING MAP PLUS NP9	12,627.336	15.07	190,294
ING MAP PLUS NP10	12,989.730	15.05	195,495
ING MAP PLUS NP11	589.600	15.03	8,862
ING MAP PLUS NP13	3,076.707	14.99	46,120
ING MAP PLUS NP14	29,806.949	14.97	446,210
ING MAP PLUS NP15	13,050.176	14.95	195,100
ING MAP PLUS NP16	299.848	14.93	4,477
ING MAP PLUS NP17	11,669.894	14.91	173,998
ING MAP PLUS NP18	1,902.036	14.89	28,321
ING MAP PLUS NP19	3,468.985	14.87	51,584
ING MAP PLUS NP20	1,777.766	14.85	26,400
ING MAP PLUS NP21	7,671.775	14.83	113,772

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service Class
(continued)
ING MAP PLUS NP22	5,248.007	14.81	77,723
ING MAP PLUS NP23	3,539.132	14.79	52,344
ING MAP PLUS NP25	115.455	14.75	1,703
ING MAP PLUS NP26	468.989	14.73	6,908
ING MAP PLUS NP27	180.835	14.71	2,660
ING MAP PLUS NP28	868.209	14.70	12,763
ING MAP PLUS NP30	976.462	14.66	14,315
ING MAP PLUS NP36	1,833.729	14.54	26,662
Qualified VI	498,275.871	14.77	7,359,535
Qualified XII (0.00)	29.558	15.28	452
Qualified XII (0.25)	40.506	15.18	615
Qualified XII (0.30)	5,092.102	15.16	77,196
Qualified XII (0.35)	1,450.465	15.13	21,946
Qualified XII (0.40)	2,465.992	15.11	37,261
Qualified XII (0.50)	94,323.889	15.07	1,421,461
Qualified XII (0.50)	276.970	15.11	4,185
Qualified XII (0.55)	2,203.090	15.05	33,157
Qualified XII (0.60)	7,511.207	15.03	112,893
Qualified XII (0.65)	8,082.335	15.01	121,316
Qualified XII (0.70)	19,144.722	14.99	286,979
Qualified XII (0.75)	2,553.098	14.97	38,220
Qualified XII (0.80)	5,989.635	14.95	89,545
Qualified XII (0.85)	35,303.687	14.93	527,084
Qualified XII (0.90)	4,969.359	14.91	74,093
Qualified XII (0.95)	46,106.829	14.89	686,531
Qualified XII (1.00)	288,483.715	14.87	4,289,753
Qualified XII (1.05)	6,958.106	14.85	103,328
Qualified XII (1.10)	11,353.166	14.83	168,367
Qualified XII (1.15)	20,436.179	14.81	302,660
Qualified XII (1.20)	955.494	14.79	14,132
Qualified XII (1.25)	13,295.462	14.77	196,374
Qualified XII (1.30)	115.014	14.75	1,696
Qualified XII (1.35)	28.217	14.73	416
Qualified XII (1.40)	132.317	14.71	1,946
Qualified XV	454.316	14.89	6,765
Qualified XVI	12,307.334	14.68	180,672
Qualified XVII	1,341.118	14.77	19,808
Qualified XXI	2,930.201	14.95	43,807
Qualified XXV	243.460	14.97	3,645
Qualified XXVI	2,094.159	14.91	31,224
Qualified XXXVII	20.019	9.76	195
Qualified LIII	79.367	15.18	1,205
Qualified LIV	17,177.447	15.13	259,895
Qualified LV	740.369	15.21	11,261
	1,306,652.910		$ 19,443,223

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Large Cap Growth Portfolio - Institutional
Class
Contracts in accumulation period:
Qualified VI	1,076.609	$ 10.12	$ 10,895
Qualified X (1.25)	4,931.245	10.12	49,904
Qualified XII (0.40)	315.255	10.26	3,235
Qualified XII (0.50)	726.837	10.25	7,450
Qualified XII (0.70)	15.735	10.21	161
Qualified XII (0.75)	29.753	10.20	303
Qualified XII (0.80)	987.960	10.19	10,067
Qualified XII (0.85)	548.292	10.19	5,587
Qualified XII (0.95)	511.782	10.17	5,205
Qualified XII (1.00)	680.439	10.16	6,913
Qualified XII (1.05)	4.460	10.15	45
Qualified XII (1.10)	1,113.368	10.14	11,290
Qualified XII (1.20)	52.962	10.13	537
Qualified XII (1.25)	124.079	10.12	1,256
Qualified XII (1.30)	1.182	10.11	12
Qualified XII (1.35)	2.547	10.10	26
Qualified XII (1.40)	30.673	10.09	309
Qualified XII (1.45)	16.140	10.08	163
Qualified XXVII	2,803.237	10.20	28,593
Qualified LIII	1.151	10.28	12
	13,973.706		$ 141,963
ING FMRSM Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP28	10.331	$ 10.05	$ 104
	10.331		$ 104
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	3,162.530	$ 13.92	$ 44,022
	3,162.530		$ 44,022

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	9,843.158	$ 13.46	$ 132,489
Qualified V	41.560	13.43	558
Qualified VI	2,761,599.574	13.46	37,171,130
Qualified VIII	784.286	13.46	10,556
Qualified XII (0.05)	50,114.062	13.65	684,057
Qualified XII (0.25)	12,207.892	13.61	166,149
Qualified XII (0.30)	25,507.710	13.61	347,160
Qualified XII (0.35)	4,631.419	13.60	62,987
Qualified XII (0.40)	95,415.662	13.59	1,296,699
Qualified XII (0.45)	209.778	13.58	2,849
Qualified XII (0.50)	9,680.677	13.58	131,464
Qualified XII (0.50)	76,523.401	13.58	1,039,188
Qualified XII (0.55)	29,703.385	13.57	403,075
Qualified XII (0.60)	44,805.553	13.56	607,563
Qualified XII (0.65)	50,494.230	13.55	684,197
Qualified XII (0.70)	132,274.504	13.54	1,790,997
Qualified XII (0.75)	95,711.649	13.54	1,295,936
Qualified XII (0.80)	425,952.011	13.53	5,763,131
Qualified XII (0.85)	210,824.118	13.52	2,850,342
Qualified XII (0.90)	43,060.033	13.51	581,741
Qualified XII (0.95)	447,396.945	13.51	6,044,333
Qualified XII (1.00)	975,671.536	13.50	13,171,566
Qualified XII (1.05)	55,333.690	13.49	746,451
Qualified XII (1.10)	86,299.156	13.48	1,163,313
Qualified XII (1.15)	71,518.786	13.47	963,358
Qualified XII (1.20)	19,633.433	13.47	264,462
Qualified XII (1.25)	71,072.713	13.46	956,639
Qualified XII (1.30)	1,587.983	13.45	21,358
Qualified XII (1.35)	273.975	13.44	3,682
Qualified XII (1.40)	9,805.279	13.44	131,783
Qualified XII (1.45)	1,026.722	13.43	13,789
Qualified XII (1.50)	5.842	13.42	78
Qualified XV	30,639.745	13.51	413,943
Qualified XVI	55,829.785	13.42	749,236
Qualified XVII	14,926.307	13.47	201,057
Qualified XXI	30,843.020	13.53	417,306
Qualified XXV	54,308.846	13.56	736,428
Qualified XXVI	10,759.230	13.54	145,680
Qualified XXVII	1,391,649.897	13.59	18,912,522
Qualified XXVIII	537,486.317	13.57	7,293,689
Qualified XXXVI	8,283.705	13.57	112,410
Qualified LIII	67,014.081	13.60	911,392
Qualified LIV	32,694.150	13.56	443,333
Qualified LV	31,020.342	13.64	423,117
Qualified LVI	12,328.864	13.65	168,289
	8,096,795.011		$ 109,431,482

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	63.600	$ 11.49	$ 731
Qualified XII (0.50)	402,977.156	11.44	4,610,059
	403,040.756		$ 4,610,790
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	18,225.962	$ 20.17	$ 367,618
	18,225.962		$ 367,618
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	1,087,498.417	$ 21.10	$ 22,946,217
Qualified XXVIII	989,816.368	21.10	20,885,125
	2,077,314.785		$ 43,831,342
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	687.474	$ 24.58	$ 16,898
ING MAP PLUS NP1	25,423.058	15.96	405,752
ING MAP PLUS NP13	7,588.044	15.80	119,891
ING MAP PLUS NP14	1,382.304	15.79	21,827
ING MAP PLUS NP16	2,190.988	15.76	34,530
ING MAP PLUS NP17	757.542	15.75	11,931
ING MAP PLUS NP22	4,883.936	15.68	76,580
ING MAP PLUS NP24	1,575.947	15.66	24,679
ING MAP PLUS NP25	454.434	15.64	7,107
ING MAP PLUS NP26	155.686	15.63	2,433
ING MAP PLUS NP28	7.194	15.61	112
Qualified VI	830,788.098	24.58	20,420,771
Qualified VIII	28.639	24.58	704
Qualified XII (0.25)	629.827	25.25	15,903
Qualified XII (0.30)	5.963	25.22	150
Qualified XII (0.40)	7,533.507	25.15	189,468
Qualified XII (0.50)	11,763.150	25.08	295,020
Qualified XII (0.50)	2,998.643	25.14	75,386
Qualified XII (0.55)	7,774.626	25.05	194,754
Qualified XII (0.60)	14,489.728	25.02	362,533
Qualified XII (0.65)	22,113.250	24.98	552,389
Qualified XII (0.70)	25,424.854	24.95	634,350
Qualified XII (0.75)	8,603.722	24.92	214,405
Qualified XII (0.80)	43,230.939	24.88	1,075,586
Qualified XII (0.85)	71,155.744	24.85	1,768,220
Qualified XII (0.90)	12,372.158	24.82	307,077
Qualified XII (0.95)	109,778.333	24.78	2,720,307
Qualified XII (1.00)	231,590.601	24.75	5,731,867

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XII (1.05)	13,701.881	$ 24.72	$ 338,710
Qualified XII (1.10)	11,286.808	24.68	278,558
Qualified XII (1.15)	26,816.140	24.65	661,018
Qualified XII (1.20)	2,885.859	24.62	71,050
Qualified XII (1.25)	27,218.066	24.58	669,020
Qualified XII (1.30)	410.678	24.55	10,082
Qualified XII (1.40)	3,438.399	24.49	84,206
Qualified XII (1.45)	250.881	24.45	6,134
Qualified XII (1.50)	120.475	24.42	2,942
Qualified XV	4,536.192	24.78	112,407
Qualified XVI	15,239.996	24.42	372,161
Qualified XVII	1,420.543	24.58	34,917
Qualified XXI	15,966.469	24.88	397,246
Qualified XXV	13,225.686	24.92	329,584
Qualified XXVI	8,227.046	24.82	204,195
Qualified LIII	18,844.713	25.25	475,829
Qualified LIV	14,908.915	25.18	375,406
Qualified LV	18,462.027	25.31	467,274
Qualified LVI	82.126	25.32	2,079
	1,642,431.289		$ 40,173,448

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	70,405.242	$ 12.63	$ 889,218
Qualified XII (0.00)	1.113	13.06	15
Qualified XII (0.35)	1,981.375	12.94	25,639
Qualified XII (0.40)	813.312	12.92	10,508
Qualified XII (0.50)	34,383.939	12.89	443,209
Qualified XII (0.50)	719.703	12.91	9,291
Qualified XII (0.55)	451.643	12.87	5,813
Qualified XII (0.60)	2,404.832	12.85	30,902
Qualified XII (0.65)	393.878	12.83	5,053
Qualified XII (0.70)	2,726.514	12.82	34,954
Qualified XII (0.75)	744.801	12.80	9,533
Qualified XII (0.80)	7,456.174	12.78	95,290
Qualified XII (0.85)	9,661.298	12.77	123,375
Qualified XII (0.90)	595.112	12.75	7,588
Qualified XII (0.95)	12,578.672	12.73	160,126
Qualified XII (1.00)	26,743.482	12.71	339,910
Qualified XII (1.05)	1,534.185	12.70	19,484
Qualified XII (1.10)	2,791.513	12.68	35,396
Qualified XII (1.15)	2,144.953	12.66	27,155
Qualified XII (1.20)	398.828	12.65	5,045
Qualified XII (1.25)	4,267.120	12.63	53,894
Qualified XII (1.40)	1,351.921	12.58	17,007
Qualified XII (1.45)	1.041	12.56	13
Qualified XVI	2,886.840	12.55	36,230
Qualified XXI	1,200.484	12.78	15,342
Qualified XXV	166.110	12.80	2,126
Qualified XXVI	151.770	12.75	1,935
Qualified LIII	1,705.631	12.97	22,122
Qualified LIV	1,283.651	12.93	16,598
Qualified LV	1,928.762	13.00	25,074
	193,873.899		$ 2,467,845
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified X (1.15)	1,305.492	$ 11.07	$ 14,452
Qualified X (1.25)	5,177.634	11.05	57,213
	6,483.126		$ 71,665

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP17	685.367	$ 11.08	$ 7,594
Qualified VI	61,818.626	10.99	679,387
Qualified XII (0.00)	87.351	11.23	981
Qualified XII (0.40)	205.871	11.15	2,295
Qualified XII (0.50)	42,004.913	11.13	467,515
Qualified XII (0.55)	40.416	11.12	449
Qualified XII (0.60)	361.203	11.11	4,013
Qualified XII (0.65)	132.740	11.10	1,473
Qualified XII (0.70)	759.821	11.10	8,434
Qualified XII (0.75)	1,309.310	11.09	14,520
Qualified XII (0.80)	1,822.367	11.08	20,192
Qualified XII (0.85)	4,072.366	11.07	45,081
Qualified XII (0.90)	289.213	11.06	3,199
Qualified XII (0.95)	13,550.137	11.05	149,729
Qualified XII (1.00)	21,835.778	11.04	241,067
Qualified XII (1.05)	2,998.033	11.03	33,068
Qualified XII (1.10)	853.060	11.02	9,401
Qualified XII (1.15)	3,113.785	11.01	34,283
Qualified XII (1.20)	339.383	11.00	3,733
Qualified XII (1.25)	1,916.005	10.99	21,057
Qualified XII (1.30)	64.171	10.98	705
Qualified XII (1.35)	89.295	10.97	980
Qualified XII (1.40)	143.407	10.97	1,573
Qualified XII (1.45)	1.983	10.96	22
Qualified XV	19.351	11.05	214
Qualified XVI	3,409.079	10.95	37,329
Qualified XXI	1,633.357	11.08	18,098
Qualified XXV	436.720	11.09	4,843
Qualified LIII	84.489	11.17	944
Qualified LIV	2,343.612	11.13	26,084
Qualified LV	65.639	11.19	735
	166,486.848		$ 1,838,998

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	4,759.808	$ 20.46	$ 97,386
Qualified VI	1,199,234.392	19.53	23,421,048
Qualified X (1.15)	52,590.291	20.34	1,069,687
Qualified X (1.25)	103,984.415	20.27	2,107,764
Qualified XII (0.00)	77.215	20.45	1,579
Qualified XII (0.25)	12.428	20.26	252
Qualified XII (0.30)	606.425	20.22	12,262
Qualified XII (0.35)	12.940	20.19	261
Qualified XII (0.40)	37,480.440	20.15	755,231
Qualified XII (0.50)	130.331	20.24	2,638
Qualified XII (0.50)	401,617.013	20.07	8,060,453
Qualified XII (0.55)	23,727.497	20.04	475,499
Qualified XII (0.60)	37,244.631	20.00	744,893
Qualified XII (0.65)	19,623.565	19.96	391,686
Qualified XII (0.70)	28,913.885	19.93	576,254
Qualified XII (0.75)	9,773.504	19.89	194,395
Qualified XII (0.80)	64,902.773	19.85	1,288,320
Qualified XII (0.85)	81,468.716	19.82	1,614,710
Qualified XII (0.90)	6,593.165	19.78	130,413
Qualified XII (0.95)	115,858.439	19.75	2,288,204
Qualified XII (1.00)	653,720.271	19.71	12,884,827
Qualified XII (1.05)	10,595.962	19.67	208,423
Qualified XII (1.10)	15,756.944	19.64	309,466
Qualified XII (1.15)	30,573.731	19.60	599,245
Qualified XII (1.20)	4,681.365	19.57	91,614
Qualified XII (1.25)	43,901.669	19.53	857,400
Qualified XII (1.30)	3,485.587	19.49	67,934
Qualified XII (1.35)	73.017	19.46	1,421
Qualified XII (1.40)	2,552.214	19.42	49,564
Qualified XII (1.45)	544.520	19.39	10,558
Qualified XII (1.50)	102.643	19.35	1,986
Qualified XV	1,434.692	19.75	28,335
Qualified XVI	16,154.684	19.35	312,593
Qualified XVII	4,670.069	19.68	91,907
Qualified XVIII	8,525.963	20.45	174,356
Qualified XXI	3,849.471	19.85	76,412
Qualified XXV	8,575.426	19.92	170,822
Qualified XXVI	2,004.670	19.83	39,753
Qualified XXXII	2,442.333	20.27	49,506
Qualified LIII	5,592.263	17.75	99,263
Qualified LIV	19,642.858	17.69	347,482
Qualified LV	8,141.758	17.79	144,842
	3,035,633.983		$ 59,850,644

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP17	7,424.056	$ 11.32	$ 84,040
ING MAP PLUS NP18	99.081	11.30	1,120
ING MAP PLUS NP19	118,691.955	11.29	1,340,032
ING MAP PLUS NP22	600.471	11.24	6,749
ING MAP PLUS NP23	2,456.293	11.23	27,584
ING MAP PLUS NP24	169.765	11.21	1,903
ING MAP PLUS NP30	1,340.967	11.12	14,912
ING MAP PLUS NP36	11.916	11.03	131
Qualified VI	137,154.833	11.21	1,537,506
Qualified XII (0.00)	2.003	11.59	23
Qualified XII (0.30)	88.570	11.50	1,019
Qualified XII (0.40)	3,425.670	11.47	39,292
Qualified XII (0.50)	5,161.986	11.44	59,053
Qualified XII (0.55)	2,872.363	11.42	32,802
Qualified XII (0.60)	2,408.424	11.41	27,480
Qualified XII (0.65)	717.867	11.39	8,177
Qualified XII (0.70)	4,529.968	11.38	51,551
Qualified XII (0.75)	1,043.452	11.36	11,854
Qualified XII (0.80)	1,104.353	11.35	12,534
Qualified XII (0.85)	9,098.074	11.33	103,081
Qualified XII (0.90)	10,968.622	11.32	124,165
Qualified XII (0.95)	23,249.054	11.30	262,714
Qualified XII (1.00)	31,248.578	11.29	352,796
Qualified XII (1.05)	507.744	11.27	5,722
Qualified XII (1.10)	2,111.813	11.26	23,779
Qualified XII (1.15)	5,920.560	11.24	66,547
Qualified XII (1.20)	3,049.418	11.23	34,245
Qualified XII (1.25)	4,517.393	11.21	50,640
Qualified XII (1.30)	55.689	11.20	624
Qualified XII (1.40)	333.168	11.17	3,721
Qualified XII (1.45)	94.622	11.15	1,055
Qualified XVI	1,776.681	11.14	19,792
Qualified XXI	3,447.762	11.35	39,132
Qualified LIII	351.285	11.52	4,047
Qualified LIV	354.609	11.48	4,071
Qualified LV	3,442.517	11.54	39,727
	389,831.582		$ 4,393,620

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional Class
Currently payable annuity contracts:	124,982.206	$10.99 to $11.18	$ 1,395,662
Contracts in accumulation period:
ING Custom Choice 62	4,723.431	11.12	52,525
ING MAP PLUS NP8	854.039	11.29	9,642
ING MAP PLUS NP9	4,906.728	11.28	55,348
ING MAP PLUS NP11	9,267.039	11.26	104,347
ING MAP PLUS NP12	351.675	11.25	3,956
ING MAP PLUS NP14	413.812	11.23	4,647
ING MAP PLUS NP16	15,780.612	11.21	176,901
ING MAP PLUS NP17	6,739.730	11.20	75,485
ING MAP PLUS NP18	52,662.231	11.19	589,290
ING MAP PLUS NP20	4,472.077	11.17	49,953
ING MAP PLUS NP21	6,799.324	11.17	75,948
ING MAP PLUS NP22	4,485.652	11.16	50,060
ING MAP PLUS NP23	11,611.078	11.15	129,464
ING MAP PLUS NP25	603.072	11.13	6,712
ING MAP PLUS NP28	43.074	11.10	478
ING MAP PLUS NP29	12.168	11.09	135
ING MAP PLUS NP30	5,477.852	11.08	60,695
ING MAP PLUS NP32	112.835	11.06	1,248
Qualified V	2,412.332	11.09	26,753
Qualified VI	3,700,670.302	11.12	41,151,454
Qualified VIII	3,004.639	11.12	33,412
Qualified X (1.15)	190,927.701	11.14	2,126,935
Qualified X (1.25)	643,298.737	11.12	7,153,482
Qualified XII (0.20)	54.701	11.32	619
Qualified XII (0.25)	12,189.182	11.31	137,860
Qualified XII (0.30)	360,051.504	11.30	4,068,582
Qualified XII (0.40)	21,311.415	11.28	240,393
Qualified XII (0.50)	10,303.206	11.26	116,014
Qualified XII (0.50)	140,227.544	11.26	1,578,962
Qualified XII (0.55)	298,645.004	11.25	3,359,756
Qualified XII (0.60)	135,850.593	11.24	1,526,961
Qualified XII (0.65)	499,988.428	11.23	5,614,870
Qualified XII (0.70)	338,956.168	11.22	3,803,088
Qualified XII (0.75)	210,960.536	11.21	2,364,868
Qualified XII (0.80)	192,340.937	11.21	2,156,142
Qualified XII (0.85)	536,059.384	11.20	6,003,865
Qualified XII (0.90)	43,738.259	11.19	489,431
Qualified XII (0.95)	839,581.548	11.18	9,386,522
Qualified XII (1.00)	2,143,013.617	11.17	23,937,462
Qualified XII (1.05)	154,388.960	11.16	1,722,981
Qualified XII (1.10)	67,513.981	11.15	752,781

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional Class
(continued)
Qualified XII (1.15)	92,780.742	11.14	1,033,577
Qualified XII (1.20)	35,515.673	11.13	395,289
Qualified XII (1.25)	223,549.224	11.12	2,485,867
Qualified XII (1.30)	7,354.808	11.11	81,712
Qualified XII (1.35)	3,617.056	11.10	40,149
Qualified XII (1.40)	29,382.212	11.09	325,849
Qualified XII (1.45)	3,716.663	11.08	41,181
Qualified XII (1.50)	10,766.597	11.07	119,186
Qualified XV	29,883.466	11.18	334,097
Qualified XVI	126,194.561	11.07	1,396,974
Qualified XVII	10,749.135	11.12	119,530
Qualified XVIII	22,100.091	11.17	246,858
Qualified XXI	96,942.632	11.21	1,086,727
Qualified XXV	87,326.844	11.21	978,934
Qualified XXVI	12,127.863	11.19	135,711
Qualified XXXII	7,272.720	11.12	80,873
Qualified LIII	18,232.264	11.30	206,025
Qualified LIV	112,473.440	11.26	1,266,451
Qualified LV	69,880.857	11.32	791,051
Qualified LVI	91.769	11.33	1,040
	11,799,745.930		$ 131,762,770
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP16	46,182.069	$ 11.17	$ 515,854
ING MAP PLUS NP26	3.992	11.08	44
	46,186.061		$ 515,898

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	94.329	$ 13.30	$ 1,255
ING MAP PLUS NP9	14,839.054	13.57	201,366
ING MAP PLUS NP10	8.552	13.56	116
ING MAP PLUS NP17	10,133.520	13.43	136,093
ING MAP PLUS NP19	807.500	13.39	10,812
ING MAP PLUS NP21	95.810	13.36	1,280
ING MAP PLUS NP24	312.754	13.30	4,160
Qualified VI	127,014.474	13.30	1,689,293
Qualified X (1.15)	9,998.957	11.41	114,088
Qualified X (1.25)	5,150.690	11.39	58,666
Qualified XII (0.00)	17.753	13.76	244
Qualified XII (0.40)	2,983.947	13.61	40,612
Qualified XII (0.50)	1,092.956	13.60	14,864
Qualified XII (0.50)	15,519.337	13.57	210,597
Qualified XII (0.55)	4,062.939	13.56	55,093
Qualified XII (0.60)	3,072.025	13.54	41,595
Qualified XII (0.65)	2,836.281	13.52	38,347
Qualified XII (0.70)	1,590.401	13.50	21,470
Qualified XII (0.75)	759.295	13.48	10,235
Qualified XII (0.80)	3,184.999	13.47	42,902
Qualified XII (0.85)	7,193.919	13.45	96,758
Qualified XII (0.90)	297.545	13.43	3,996
Qualified XII (0.95)	14,179.147	13.41	190,142
Qualified XII (1.00)	58,312.368	13.39	780,803
Qualified XII (1.05)	846.716	13.38	11,329
Qualified XII (1.10)	2,410.123	13.36	32,199
Qualified XII (1.15)	5,075.629	13.34	67,709
Qualified XII (1.20)	2,688.729	13.32	35,814
Qualified XII (1.25)	9,148.760	13.30	121,679
Qualified XII (1.30)	226.431	13.29	3,009
Qualified XII (1.40)	352.300	13.25	4,668
Qualified XII (1.45)	387.499	13.23	5,127
Qualified XV	2,358.301	13.41	31,625
Qualified XVI	246.950	13.21	3,262
Qualified XXI	4,908.707	13.47	66,120
Qualified XXV	339.087	13.48	4,571
Qualified XXVI	182.313	13.43	2,448
Qualified XXXII	325.272	11.39	3,705
Qualified LIII	4,732.920	13.67	64,699
Qualified LIV	653.890	13.62	8,906
Qualified LV	6,984.783	13.69	95,622
	325,426.962		$ 4,327,279
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	5,651.061	$ 11.33	$ 64,027
	5,651.061		$ 64,027

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	178.183	$ 18.13	$ 3,230
ING MAP PLUS NP11	105.496	18.45	1,946
ING MAP PLUS NP17	4,547.413	18.30	83,218
ING MAP PLUS NP18	152.352	18.27	2,783
ING MAP PLUS NP25	476.699	18.10	8,628
Qualified VI	265,110.953	18.13	4,806,462
Qualified XII (0.00)	96.840	18.74	1,815
Qualified XII (0.40)	5,406.612	18.55	100,293
Qualified XII (0.50)	53,994.306	18.50	998,895
Qualified XII (0.50)	10.153	18.54	188
Qualified XII (0.55)	191.280	18.47	3,533
Qualified XII (0.60)	8,000.575	18.45	147,611
Qualified XII (0.65)	6,125.313	18.42	112,828
Qualified XII (0.70)	9,438.409	18.40	173,667
Qualified XII (0.75)	4,331.369	18.37	79,567
Qualified XII (0.80)	61,694.656	18.35	1,132,097
Qualified XII (0.85)	29,751.463	18.32	545,047
Qualified XII (0.90)	793.854	18.30	14,528
Qualified XII (0.95)	37,300.598	18.27	681,482
Qualified XII (1.00)	121,844.266	18.25	2,223,658
Qualified XII (1.05)	7,821.078	18.23	142,578
Qualified XII (1.10)	8,884.519	18.20	161,698
Qualified XII (1.15)	5,989.671	18.18	108,892
Qualified XII (1.20)	5,315.866	18.15	96,483
Qualified XII (1.25)	9,110.197	18.13	165,168
Qualified XII (1.30)	8.009	18.10	145
Qualified XII (1.40)	1,277.051	18.06	23,064
Qualified XII (1.45)	93.988	18.03	1,695
Qualified XV	496.598	18.27	9,073
Qualified XVI	14,572.510	18.01	262,451
Qualified XVII	27.894	18.13	506
Qualified XXI	6,948.675	18.35	127,508
Qualified XXV	1,563.429	18.37	28,720
Qualified XXVI	3,245.216	18.30	59,387
Qualified LIII	6,290.101	18.62	117,122
Qualified LIV	4,867.071	18.56	90,333
Qualified LV	1,830.745	18.66	34,162
Qualified LVI	2.626	18.67	49
	687,896.034		$ 12,550,510
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	48,651.529	$ 11.66	$ 567,277
	48,651.529		$ 567,277
ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,775,909.359	$ 11.13	$ 42,025,871
Qualified XXVIII	3,514,822.680	11.13	39,119,976
	7,290,732.039		$ 81,145,847

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,846.845	$ 12.87	$ 23,769
ING MAP PLUS NP1	111.740	13.03	1,456
ING MAP PLUS NP9	36,016.620	12.83	462,093
ING MAP PLUS NP11	79.726	12.78	1,019
ING MAP PLUS NP12	2,540.342	12.76	32,415
ING MAP PLUS NP14	2,446.830	12.71	31,099
ING MAP PLUS NP17	422.392	12.63	5,335
ING MAP PLUS NP20	23,822.742	12.56	299,214
ING MAP PLUS NP22	23.910	12.51	299
ING MAP PLUS NP24	18.355	12.46	229
ING MAP PLUS NP25	9.892	12.44	123
ING MAP PLUS NP30	1,698.439	12.31	20,908
Qualified V	74.173	14.19	1,053
Qualified VI	1,018,077.494	14.90	15,169,355
Qualified X (1.15)	18,744.197	12.72	238,426
Qualified X (1.25)	76,569.146	12.68	970,897
Qualified XII (0.25)	8,302.780	15.88	131,848
Qualified XII (0.40)	6,012.696	15.78	94,880
Qualified XII (0.50)	22,186.574	15.69	348,107
Qualified XII (0.55)	2,214.273	15.67	34,698
Qualified XII (0.60)	10,503.012	15.63	164,162
Qualified XII (0.65)	15,526.343	15.60	242,211
Qualified XII (0.70)	43,262.839	15.56	673,170
Qualified XII (0.75)	12,277.543	15.53	190,670
Qualified XII (0.80)	94,145.787	15.47	1,456,435
Qualified XII (0.85)	64,577.353	15.41	995,137
Qualified XII (0.90)	12,410.803	15.40	191,126
Qualified XII (0.95)	146,291.434	15.34	2,244,111
Qualified XII (1.00)	353,871.080	15.31	5,417,766
Qualified XII (1.05)	21,491.877	15.27	328,181
Qualified XII (1.10)	63,685.516	15.24	970,567
Qualified XII (1.15)	27,026.677	15.21	411,076
Qualified XII (1.20)	17,437.537	15.17	264,527
Qualified XII (1.25)	84,449.493	15.14	1,278,565
Qualified XII (1.30)	5,338.391	15.10	80,610
Qualified XII (1.35)	1,045.346	15.07	15,753
Qualified XII (1.40)	5,779.054	15.04	86,917
Qualified XII (1.45)	1,879.573	15.00	28,194
Qualified XII (1.50)	438.762	14.97	6,568
Qualified XVI	20,312.605	14.72	299,002
Qualified XVII	4,970.506	14.29	71,029
Qualified XXI	5,599.394	14.60	81,751
Qualified XXV	368.863	14.63	5,396
Qualified XXVI	3,425.973	14.53	49,779
Qualified XXXII	1,789.075	12.68	22,685
Qualified LIII	5,071.398	12.11	61,415
Qualified LIV	3,133.274	12.08	37,850
Qualified LV	5,124.222	12.14	62,208
	2,252,452.896		$ 33,604,084

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,425.749	$ 18.54	$ 26,433
Qualified V	287.876	18.46	5,314
Qualified VI	957,157.079	18.54	17,745,692
Qualified XII (0.00)	863.646	19.17	16,556
Qualified XII (0.25)	700.532	19.04	13,338
Qualified XII (0.30)	252.869	19.02	4,810
Qualified XII (0.40)	13,929.673	18.97	264,246
Qualified XII (0.50)	3,861.284	18.96	73,210
Qualified XII (0.50)	172,392.540	18.92	3,261,667
Qualified XII (0.55)	6,747.720	18.89	127,464
Qualified XII (0.60)	5,831.693	18.87	110,044
Qualified XII (0.65)	5,048.584	18.84	95,115
Qualified XII (0.70)	33,199.222	18.81	624,477
Qualified XII (0.75)	13,078.767	18.79	245,750
Qualified XII (0.80)	56,251.701	18.76	1,055,282
Qualified XII (0.85)	66,332.869	18.74	1,243,078
Qualified XII (0.90)	11,188.005	18.71	209,328
Qualified XII (0.95)	147,063.283	18.69	2,748,613
Qualified XII (1.00)	306,151.074	18.66	5,712,779
Qualified XII (1.05)	12,129.732	18.64	226,098
Qualified XII (1.10)	11,493.482	18.61	213,894
Qualified XII (1.15)	22,458.250	18.59	417,499
Qualified XII (1.20)	3,783.422	18.56	70,220
Qualified XII (1.25)	34,877.031	18.54	646,620
Qualified XII (1.30)	1,399.217	18.52	25,913
Qualified XII (1.35)	21.107	18.49	390
Qualified XII (1.40)	4,936.594	18.47	91,179
Qualified XII (1.45)	153.290	18.44	2,827
Qualified XV	3,630.230	18.69	67,849
Qualified XVI	21,856.657	18.42	402,600
Qualified XVII	2,741.962	18.54	50,836
Qualified XXI	17,800.792	18.76	333,943
Qualified XXV	16,274.511	18.79	305,798
Qualified XXVI	11,415.863	18.71	213,591
Qualified LIII	22,657.918	19.04	431,407
Qualified LIV	7,943.701	18.99	150,851
Qualified LV	15,035.505	19.08	286,877
Qualified LVI	89.750	19.09	1,713
	2,012,463.180		$ 37,523,301

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
ING MAP PLUS NP10	369.618	$ 11.21	$ 4,143
ING MAP PLUS NP11	5,235.158	11.20	58,634
ING MAP PLUS NP14	3,125.600	11.17	34,913
ING MAP PLUS NP17	2,620.101	11.15	29,214
ING MAP PLUS NP22	9,895.185	11.10	109,837
ING MAP PLUS NP24	732.406	11.08	8,115
ING MAP PLUS NP25	82.210	11.07	910
ING MAP PLUS NP26	381.448	11.06	4,219
ING MAP PLUS NP29	286.228	11.03	3,157
ING MAP PLUS NP32	112.662	11.01	1,240
Qualified VI	61,552.182	12.83	789,714
Qualified XII (0.00)	18.219	13.27	242
Qualified XII (0.25)	25.446	13.18	335
Qualified XII (0.40)	1,653.209	13.13	21,707
Qualified XII (0.50)	2,127.327	13.09	27,847
Qualified XII (0.55)	787.620	13.07	10,294
Qualified XII (0.60)	4,718.051	13.06	61,618
Qualified XII (0.65)	1,176.799	13.04	15,345
Qualified XII (0.70)	7,244.777	13.02	94,327
Qualified XII (0.75)	660.982	13.00	8,593
Qualified XII (0.80)	2,606.139	12.99	33,854
Qualified XII (0.85)	3,837.264	12.97	49,769
Qualified XII (0.90)	380.359	12.95	4,926
Qualified XII (0.95)	10,420.716	12.93	134,740
Qualified XII (1.00)	19,783.204	12.92	255,599
Qualified XII (1.05)	950.845	12.90	12,266
Qualified XII (1.10)	4,722.255	12.88	60,823
Qualified XII (1.15)	134.639	12.87	1,733
Qualified XII (1.20)	1,403.186	12.85	18,031
Qualified XII (1.25)	3,333.972	12.83	42,775
Qualified XII (1.30)	115.123	12.81	1,475
Qualified XII (1.35)	2.000	12.80	26
Qualified XII (1.40)	1,800.617	12.78	23,012
Qualified XII (1.45)	40.274	12.76	514
Qualified XV	721.772	12.93	9,333
Qualified XVI	4,279.886	12.75	54,569
Qualified XXI	656.301	12.99	8,525
Qualified XXVI	0.653	12.95	8
Qualified LV	598.670	13.21	7,908
	158,593.103		$ 2,004,290
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	37,526.050	$ 10.80	$ 405,281
Qualified XXVIII	36,553.388	10.80	394,777
	74,079.438		$ 800,058

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	702.036	$ 11.46	$ 8,045
ING MAP PLUS NP13	9,015.275	10.84	97,726
ING MAP PLUS NP14	2,300.105	10.83	24,910
ING MAP PLUS NP23	1,369.426	10.75	14,721
ING MAP PLUS NP28	9.035	10.71	97
Qualified VI	216,385.294	11.46	2,479,775
Qualified XII (0.00)	48.660	11.85	577
Qualified XII (0.25)	994.747	11.77	11,708
Qualified XII (0.30)	10.593	11.75	124
Qualified XII (0.40)	7,059.005	11.72	82,732
Qualified XII (0.50)	251.812	11.72	2,951
Qualified XII (0.50)	59,052.193	11.69	690,320
Qualified XII (0.55)	398.547	11.67	4,651
Qualified XII (0.60)	2,590.111	11.66	30,201
Qualified XII (0.65)	3,174.199	11.64	36,948
Qualified XII (0.70)	17,644.778	11.63	205,209
Qualified XII (0.75)	814.089	11.61	9,452
Qualified XII (0.80)	11,073.811	11.60	128,456
Qualified XII (0.85)	30,916.802	11.58	358,017
Qualified XII (0.90)	2,865.697	11.57	33,156
Qualified XII (0.95)	24,096.210	11.55	278,311
Qualified XII (1.00)	57,289.584	11.53	660,549
Qualified XII (1.05)	5,568.072	11.52	64,144
Qualified XII (1.10)	975.723	11.50	11,221
Qualified XII (1.15)	5,256.494	11.49	60,397
Qualified XII (1.20)	1,035.039	11.47	11,872
Qualified XII (1.25)	10,675.510	11.46	122,341
Qualified XII (1.30)	37.948	11.44	434
Qualified XII (1.40)	1,655.517	11.41	18,889
Qualified XII (1.45)	598.897	11.40	6,827
Qualified XV	1,763.571	11.55	20,369
Qualified XVI	6,749.622	11.38	76,811
Qualified XXI	3,053.741	11.60	35,423
Qualified XXV	823.835	11.61	9,565
Qualified XXVI	1,511.158	11.57	17,484
Qualified LIII	992.262	11.77	11,679
Qualified LIV	3,344.003	11.73	39,225
Qualified LV	4,771.566	11.79	56,257
	496,874.967		$ 5,721,574
ING Pioneer Equity Income Portfolio - Institutional Class
Currently payable annuity contracts:	361,926.282	$9.05 to $9.18	$ 3,316,599
Contracts in accumulation period:
ING Custom Choice 62	7,900.632	9.11	71,975
ING MAP PLUS NP1	104,428.545	9.31	972,230
ING MAP PLUS NP6	16,981.667	9.27	157,420
ING MAP PLUS NP8	71,516.655	9.25	661,529
ING MAP PLUS NP10	239.959	9.24	2,217
ING MAP PLUS NP13	3,664.504	9.21	33,750
ING MAP PLUS NP14	10,501.483	9.20	96,614

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional Class
(continued)
ING MAP PLUS NP15	76.239	$ 9.20	$ 701
ING MAP PLUS NP16	22.420	9.19	206
ING MAP PLUS NP17	9,092.395	9.18	83,468
ING MAP PLUS NP18	98.105	9.17	900
ING MAP PLUS NP19	23,354.478	9.17	214,161
ING MAP PLUS NP20	6,706.171	9.16	61,429
ING MAP PLUS NP21	169.420	9.15	1,550
ING MAP PLUS NP22	4,115.276	9.14	37,614
ING MAP PLUS NP23	4,944.464	9.13	45,143
ING MAP PLUS NP24	91.573	9.13	836
ING MAP PLUS NP25	5,075.488	9.12	46,288
ING MAP PLUS NP26	1,332.604	9.11	12,140
ING MAP PLUS NP28	601.464	9.10	5,473
ING MAP PLUS NP30	276.513	9.08	2,511
ING MAP PLUS NP32	57.299	9.07	520
Qualified VI	4,247,991.990	9.11	38,699,207
Qualified VIII	8,042.148	9.11	73,264
Qualified X (1.15)	152,878.318	9.13	1,395,779
Qualified X (1.25)	386,351.615	9.11	3,519,663
Qualified XII (0.20)	521.966	9.28	4,844
Qualified XII (0.25)	6,663.467	9.27	61,770
Qualified XII (0.30)	308,523.005	9.26	2,856,923
Qualified XII (0.35)	11,223.298	9.25	103,816
Qualified XII (0.40)	68,138.787	9.24	629,602
Qualified XII (0.50)	1,744.221	9.23	16,099
Qualified XII (0.50)	751,731.232	9.23	6,938,479
Qualified XII (0.55)	207,429.217	9.22	1,912,497
Qualified XII (0.60)	75,659.793	9.21	696,827
Qualified XII (0.65)	176,115.843	9.21	1,622,027
Qualified XII (0.70)	301,112.654	9.20	2,770,236
Qualified XII (0.75)	70,919.609	9.19	651,751
Qualified XII (0.80)	1,247,251.345	9.18	11,449,767
Qualified XII (0.85)	452,256.980	9.17	4,147,197
Qualified XII (0.90)	77,332.281	9.17	709,137
Qualified XII (0.95)	729,986.264	9.16	6,686,674
Qualified XII (1.00)	3,096,949.997	9.15	28,337,092
Qualified XII (1.05)	163,904.593	9.14	1,498,088
Qualified XII (1.10)	86,931.617	9.14	794,555
Qualified XII (1.15)	239,700.041	9.13	2,188,461
Qualified XII (1.20)	14,760.391	9.12	134,615
Qualified XII (1.25)	134,203.232	9.11	1,222,591
Qualified XII (1.30)	6,554.524	9.11	59,712
Qualified XII (1.35)	939.368	9.10	8,548
Qualified XII (1.40)	16,017.452	9.09	145,599
Qualified XII (1.45)	4,319.191	9.08	39,218
Qualified XII (1.50)	1,224.212	9.07	11,104
Qualified XV	1,753.426	9.16	16,061
Qualified XVI	70,193.481	9.07	636,655
Qualified XVII	23,505.100	9.11	214,131
Qualified XVIII	24,921.123	9.15	228,028
Qualified XXI	60,116.094	9.18	551,866

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional Class
(continued)
Qualified XXV	45,534.700	$ 9.19	$ 418,464
Qualified XXVI	12,471.732	9.17	114,366
Qualified XXVII	2,942,653.107	9.15	26,925,276
Qualified XXXII	7,156.683	9.11	65,197
Qualified LIII	11,409.418	9.26	105,651
Qualified LIV	192,970.288	9.23	1,781,116
Qualified LV	23,152.120	9.28	214,852
	17,096,389.559		$ 156,482,079
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	21,926.600	$ 12.51	$ 274,302
Contracts in accumulation period:
ING Custom Choice 62	865.626	11.23	9,721
ING MAP PLUS NP1	146,253.839	11.47	1,677,532
ING MAP PLUS NP8	14,813.803	11.40	168,877
ING MAP PLUS NP11	4,980.245	11.37	56,625
ING MAP PLUS NP12	12,315.357	11.36	139,902
ING MAP PLUS NP13	8,203.317	11.35	93,108
ING MAP PLUS NP14	7,981.610	11.34	90,511
ING MAP PLUS NP17	951.962	11.31	10,767
ING MAP PLUS NP18	2,341.165	11.30	26,455
ING MAP PLUS NP20	2,603.607	11.28	29,369
ING MAP PLUS NP24	488.291	11.25	5,493
ING MAP PLUS NP25	736.443	11.24	8,278
ING MAP PLUS NP28	1,165.442	11.21	13,065
Qualified VI	304,477.084	11.23	3,419,278
Qualified VIII	439.302	11.23	4,933
Qualified X (1.15)	48,143.103	11.25	541,610
Qualified X (1.25)	63,762.866	11.23	716,057
Qualified XII (0.00)	62.413	11.47	716
Qualified XII (0.05)	147,496.244	11.47	1,691,782
Qualified XII (0.20)	2,963.577	11.43	33,874
Qualified XII (0.25)	16,135.166	11.42	184,264
Qualified XII (0.30)	1,540.431	11.41	17,576
Qualified XII (0.40)	4,201.800	11.39	47,859
Qualified XII (0.50)	98,451.050	11.37	1,119,388
Qualified XII (0.55)	4,884.209	11.36	55,485
Qualified XII (0.60)	2,499.878	11.35	28,374
Qualified XII (0.65)	122,854.764	11.34	1,393,173
Qualified XII (0.70)	39,397.640	11.33	446,375
Qualified XII (0.75)	5,966.009	11.32	67,535
Qualified XII (0.80)	42,367.024	11.31	479,171
Qualified XII (0.85)	38,091.584	11.31	430,816
Qualified XII (0.90)	4,466.362	11.30	50,470
Qualified XII (0.95)	69,515.398	11.29	784,829
Qualified XII (1.00)	102,303.700	11.28	1,153,986
Qualified XII (1.05)	18,320.336	11.27	206,470
Qualified XII (1.10)	4,510.144	11.26	50,784

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XII (1.15)	33,067.763	$ 11.25	$ 372,012
Qualified XII (1.20)	3,634.458	11.24	40,851
Qualified XII (1.25)	12,645.860	11.23	142,013
Qualified XII (1.30)	1,020.291	11.22	11,448
Qualified XII (1.35)	85.641	11.21	960
Qualified XII (1.40)	2,391.550	11.20	26,785
Qualified XII (1.45)	287.087	11.19	3,213
Qualified XV	404.215	11.29	4,564
Qualified XVI	10,326.119	11.18	115,446
Qualified XVII	2,203.729	11.23	24,748
Qualified XVIII	2,196.510	11.28	24,777
Qualified XXI	1,739.415	11.31	19,673
Qualified XXV	1,182.988	11.32	13,391
Qualified XXVI	3,527.835	11.30	39,865
Qualified XXXII	953.522	11.23	10,708
Qualified LIII	734.874	11.41	8,385
Qualified LIV	7,920.102	11.37	90,052
Qualified LV	991.700	11.43	11,335
	1,453,791.050		$ 16,489,036
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP25	208.089	$ 11.20	$ 2,331
Qualified XII (1.00)	9,657.210	11.24	108,547
	9,865.299		$ 110,878
ING Pioneer Mid Cap Value Portfolio - Institutional Class
Currently payable annuity contracts:	111,810.807	$ 11.12	$ 1,243,336
Contracts in accumulation period:
ING Custom Choice 62	2,164.297	11.07	23,959
ING MAP PLUS NP1	10,856.450	11.30	122,678
ING MAP PLUS NP9	7,216.959	11.22	80,974
ING MAP PLUS NP11	16,070.604	11.20	179,991
ING MAP PLUS NP12	8,045.097	11.19	90,025
ING MAP PLUS NP13	8,193.928	11.19	91,690
ING MAP PLUS NP14	16,479.871	11.18	184,245
ING MAP PLUS NP16	21,763.954	11.16	242,886
ING MAP PLUS NP17	3,925.649	11.15	43,771
ING MAP PLUS NP18	423.134	11.14	4,714
ING MAP PLUS NP20	3,227.047	11.12	35,885
ING MAP PLUS NP21	400.219	11.11	4,446
ING MAP PLUS NP22	258.970	11.10	2,875
ING MAP PLUS NP23	354.399	11.09	3,930
ING MAP PLUS NP25	426.067	11.07	4,717
ING MAP PLUS NP26	487.568	11.06	5,393
ING MAP PLUS NP28	1,299.381	11.05	14,358
ING MAP PLUS NP29	173.864	11.04	1,919
ING MAP PLUS NP30	1,429.761	11.03	15,770
Qualified V	300.471	11.04	3,317
Qualified VI	2,070,299.438	11.07	22,918,215
Qualified VIII	1,520.591	11.06	16,818

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional Class
(continued)
Qualified X (1.15)	64,313.121	11.08	712,589
Qualified X (1.25)	190,454.005	11.07	2,108,326
Qualified XII (0.00)	113.198	11.30	1,279
Qualified XII (0.05)	27,101.873	11.30	306,251
Qualified XII (0.20)	254.279	11.26	2,863
Qualified XII (0.25)	21,495.671	11.25	241,826
Qualified XII (0.30)	55,072.595	11.24	619,016
Qualified XII (0.40)	20,337.949	11.22	228,192
Qualified XII (0.50)	4,080.956	11.21	45,748
Qualified XII (0.50)	939,901.444	11.21	10,536,295
Qualified XII (0.55)	81,018.285	11.20	907,405
Qualified XII (0.60)	76,916.417	11.19	860,695
Qualified XII (0.65)	309,078.779	11.18	3,455,501
Qualified XII (0.70)	80,830.506	11.17	902,877
Qualified XII (0.75)	60,557.166	11.16	675,818
Qualified XII (0.80)	897,440.072	11.15	10,006,457
Qualified XII (0.85)	246,931.459	11.14	2,750,816
Qualified XII (0.90)	29,503.052	11.13	328,369
Qualified XII (0.95)	300,906.051	11.12	3,346,075
Qualified XII (1.00)	1,488,087.109	11.11	16,532,648
Qualified XII (1.05)	45,674.432	11.10	506,986
Qualified XII (1.10)	48,003.549	11.09	532,359
Qualified XII (1.15)	55,386.838	11.08	613,686
Qualified XII (1.20)	17,868.282	11.08	197,981
Qualified XII (1.25)	83,621.796	11.07	925,693
Qualified XII (1.30)	16,676.949	11.06	184,447
Qualified XII (1.35)	1,767.357	11.05	19,529
Qualified XII (1.40)	14,109.509	11.04	155,769
Qualified XII (1.45)	4,216.831	11.03	46,512
Qualified XV	6,345.909	11.12	70,567
Qualified XVI	64,006.605	11.02	705,353
Qualified XVII	3,773.565	11.07	41,773
Qualified XVIII	4,473.136	11.11	49,697
Qualified XXI	29,967.932	11.15	334,142
Qualified XXV	22,770.481	11.16	254,119
Qualified XXVI	39,324.887	11.13	437,686
Qualified XXVII	1,021,941.775	11.03	11,272,018
Qualified XXXII	1,761.434	11.07	19,499
Qualified LIII	8,915.123	11.24	100,206
Qualified LIV	38,853.767	11.21	435,551
Qualified LV	16,175.225	11.27	182,295
	8,727,157.895		$ 96,990,826
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP6	364.197	$ 11.20	$ 4,079
ING MAP PLUS NP15	113.668	11.12	1,264
ING MAP PLUS NP17	665.279	11.10	7,385
ING MAP PLUS NP25	301.160	11.03	3,322
ING MAP PLUS NP26	1.767	11.02	19
	1,446.071		$ 16,069

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,432.471	$ 13.66	$ 19,568
Qualified XII (0.05)	187,352.643	14.03	2,628,558
Qualified XII (0.25)	58,801.688	13.93	819,108
Qualified XII (0.40)	107.663	13.85	1,491
Qualified XII (0.75)	1,266.384	13.68	17,324
Qualified XII (0.80)	7,319.078	13.65	99,905
Qualified XII (1.00)	161.170	13.55	2,184
	256,441.097		$ 3,588,138
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	74,238.454	$ 12.76	$ 947,283
ING MAP PLUS NP1	108,710.121	13.16	1,430,625
ING MAP PLUS NP8	21,965.645	13.04	286,432
ING MAP PLUS NP9	3,013.609	13.02	39,237
ING MAP PLUS NP10	68.833	13.00	895
ING MAP PLUS NP11	20,045.655	12.99	260,393
ING MAP PLUS NP13	7,633.910	12.95	98,859
ING MAP PLUS NP14	7,244.873	12.93	93,676
ING MAP PLUS NP15	7,409.520	12.92	95,731
ING MAP PLUS NP16	2,285.974	12.90	29,489
ING MAP PLUS NP17	45,719.985	12.88	588,873
ING MAP PLUS NP18	1,841.772	12.86	23,685
ING MAP PLUS NP19	36,033.372	12.85	463,029
ING MAP PLUS NP22	1,803.498	12.80	23,085
ING MAP PLUS NP23	208.791	12.78	2,668
ING MAP PLUS NP24	16,832.619	12.76	214,784
ING MAP PLUS NP25	4,871.684	12.74	62,065
ING MAP PLUS NP26	4,201.346	12.73	53,483
ING MAP PLUS NP28	531.833	12.69	6,749
ING MAP PLUS NP29	46.277	12.68	587
ING MAP PLUS NP30	1,636.314	12.66	20,716
Qualified V	1,156.396	12.71	14,698
Qualified VI	4,518,240.788	12.76	57,652,752
Qualified VIII	3,557.437	12.76	45,393
Qualified XII (0.00)	2,555.998	13.20	33,739
Qualified XII (0.25)	7,421.487	13.11	97,296
Qualified XII (0.30)	62,812.228	13.09	822,212
Qualified XII (0.35)	4,219.355	13.07	55,147
Qualified XII (0.40)	37,436.736	13.05	488,549
Qualified XII (0.50)	1,934,743.588	13.02	25,190,362
Qualified XII (0.55)	19,136.448	13.00	248,774
Qualified XII (0.60)	66,985.847	12.98	869,476
Qualified XII (0.65)	17,163.485	12.97	222,610
Qualified XII (0.70)	62,240.096	12.95	806,009
Qualified XII (0.75)	30,673.645	12.93	396,610
Qualified XII (0.80)	438,484.018	12.92	5,665,214
Qualified XII (0.85)	309,824.134	12.90	3,996,731

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Qualified XII (0.90)	64,221.845	12.88	827,177
Qualified XII (0.95)	406,759.810	12.86	5,230,931
Qualified XII (1.00)	3,707,037.101	12.85	47,635,427
Qualified XII (1.05)	246,957.305	12.83	3,168,462
Qualified XII (1.10)	47,948.748	12.81	614,223
Qualified XII (1.15)	103,973.903	12.79	1,329,826
Qualified XII (1.20)	7,784.597	12.78	99,487
Qualified XII (1.25)	288,645.547	12.76	3,683,117
Qualified XII (1.30)	7,333.116	12.74	93,424
Qualified XII (1.35)	3,616.785	12.73	46,042
Qualified XII (1.40)	11,403.721	12.71	144,941
Qualified XII (1.45)	514.444	12.69	6,528
Qualified XII (1.50)	740.998	12.68	9,396
Qualified XV	6,014.876	12.86	77,351
Qualified XVI	80,976.228	12.68	1,026,779
Qualified XVII	5,073.453	12.76	64,737
Qualified XXI	27,063.093	12.92	349,655
Qualified XXV	79,693.705	12.93	1,030,440
Qualified XXVI	28,261.734	12.88	364,011
Qualified LIII	12,552.545	13.11	164,564
Qualified LIV	107,270.155	13.07	1,402,021
Qualified LV	20,795.710	13.14	273,256
	13,147,635.190		$ 168,989,711
ING T. Rowe Price Equity Income Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	93,006.741	$ 12.38	$ 1,151,423
	93,006.741		$ 1,151,423

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,825.607	$ 14.10	$ 96,241
ING MAP PLUS NP6	30,255.382	14.20	429,626
ING MAP PLUS NP9	17,634.681	14.11	248,825
ING MAP PLUS NP10	3,404.414	14.09	47,968
ING MAP PLUS NP11	3,983.961	14.06	56,014
ING MAP PLUS NP13	4,489.138	14.00	62,848
ING MAP PLUS NP14	14,373.950	13.98	200,948
ING MAP PLUS NP17	3,410.819	13.90	47,410
ING MAP PLUS NP18	370.116	13.87	5,134
ING MAP PLUS NP19	31,713.395	13.84	438,913
ING MAP PLUS NP20	1,984.863	13.81	27,411
ING MAP PLUS NP21	1,208.321	13.79	16,663
ING MAP PLUS NP22	1,315.054	13.76	18,095
ING MAP PLUS NP24	1,382.102	13.71	18,949
ING MAP PLUS NP26	192.453	13.65	2,627
ING MAP PLUS NP28	18,935.096	13.60	257,517
ING MAP PLUS NP29	51.291	13.57	696
ING MAP PLUS NP30	2,710.149	13.55	36,723
ING MAP PLUS NP32	90.081	13.49	1,215
Qualified V	270.582	16.84	4,557
Qualified VI	914,725.591	18.05	16,510,797
Qualified X (1.15)	21,011.750	13.98	293,744
Qualified X (1.25)	67,678.455	13.93	942,761
Qualified XII (0.00)	165.044	19.12	3,156
Qualified XII (0.05)	88,041.615	19.00	1,672,791
Qualified XII (0.25)	46,885.884	18.91	886,612
Qualified XII (0.30)	13,792.941	18.87	260,273
Qualified XII (0.40)	5,556.499	18.78	104,351
Qualified XII (0.50)	150,263.162	18.68	2,806,916
Qualified XII (0.55)	12,959.807	18.66	241,830
Qualified XII (0.60)	13,476.472	18.61	250,797
Qualified XII (0.65)	14,501.713	18.57	269,297
Qualified XII (0.70)	43,509.266	18.53	806,227
Qualified XII (0.75)	9,372.601	18.49	173,299
Qualified XII (0.80)	56,563.679	18.42	1,041,903
Qualified XII (0.85)	56,015.494	18.35	1,027,884
Qualified XII (0.90)	15,622.759	18.33	286,365
Qualified XII (0.95)	3,423,228.990	18.27	62,542,394
Qualified XII (1.00)	299,384.994	18.23	5,457,788
Qualified XII (1.05)	15,002.037	18.19	272,887
Qualified XII (1.10)	34,316.544	18.15	622,845
Qualified XII (1.15)	37,593.934	18.11	680,826

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service Class
(continued)
Qualified XII (1.20)	14,079.789	$ 18.07	$ 254,422
Qualified XII (1.25)	49,380.145	18.02	889,830
Qualified XII (1.30)	204.660	17.98	3,680
Qualified XII (1.35)	489.588	17.94	8,783
Qualified XII (1.40)	5,547.025	17.90	99,292
Qualified XII (1.45)	80.480	17.86	1,437
Qualified XII (1.50)	378.196	17.82	6,739
Qualified XV	7,532.654	17.21	129,637
Qualified XVI	15,775.299	17.84	281,431
Qualified XVII	1,072.212	16.97	18,195
Qualified XVIII	3,234.039	14.05	45,438
Qualified XXI	21,525.219	17.33	373,032
Qualified XXV	1,244.570	17.37	21,618
Qualified XXVI	4,651.448	17.25	80,237
Qualified XXXII	2,912.189	13.93	40,567
Qualified LIII	3,174.984	13.06	41,465
Qualified LIV	10,952.586	13.02	142,603
Qualified LV	6,983.378	13.09	91,412
	5,633,489.147		$ 101,703,941
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,301.655	$ 16.94	$ 22,050
ING MAP PLUS NP14	1,161.060	16.87	19,587
ING MAP PLUS NP16	23,406.187	16.85	394,394
ING MAP PLUS NP17	4,871.377	16.83	81,985
ING MAP PLUS NP18	40.671	16.82	684
ING MAP PLUS NP19	1,483.388	16.80	24,921
ING MAP PLUS NP20	27,159.395	16.79	456,006
ING MAP PLUS NP21	2,458.823	16.77	41,234
ING MAP PLUS NP22	2,106.524	16.76	35,305
ING MAP PLUS NP23	2,242.763	16.75	37,566
ING MAP PLUS NP25	1,403.965	16.72	23,474
ING MAP PLUS NP26	1,780.593	16.70	29,736
ING MAP PLUS NP28	12.583	16.68	210
ING MAP PLUS NP30	28.572	16.65	476
ING MAP PLUS NP32	127.576	16.62	2,120
Qualified XII (1.00)	994.460	16.78	16,687
	70,579.592		$ 1,186,435

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP23	87.150	$ 11.21	$ 977
ING MAP PLUS NP26	3.887	11.18	43
Qualified VI	124,064.763	11.18	1,387,044
Qualified VIII	1,072.750	11.18	11,993
Qualified XII (0.40)	403.928	11.34	4,581
Qualified XII (0.50)	2,210.643	11.33	25,047
Qualified XII (0.55)	191.042	11.32	2,163
Qualified XII (0.60)	228.306	11.31	2,582
Qualified XII (0.65)	1,937.526	11.30	21,894
Qualified XII (0.70)	1,556.397	11.29	17,572
Qualified XII (0.75)	2,428.015	11.28	27,388
Qualified XII (0.80)	2,870.163	11.27	32,347
Qualified XII (0.85)	26,158.106	11.26	294,540
Qualified XII (0.90)	491.376	11.25	5,528
Qualified XII (0.95)	29,563.754	11.24	332,297
Qualified XII (1.00)	33,965.505	11.23	381,433
Qualified XII (1.05)	1,253.892	11.22	14,069
Qualified XII (1.10)	2,432.109	11.21	27,264
Qualified XII (1.15)	1,389.086	11.20	15,558
Qualified XII (1.20)	19.223	11.19	215
Qualified XII (1.25)	6,748.743	11.18	75,451
Qualified XII (1.30)	400.359	11.17	4,472
Qualified XII (1.40)	1,050.008	11.16	11,718
Qualified XV	13.423	11.24	151
Qualified XVI	1,258.108	11.14	14,015
Qualified XVII	1,343.672	11.18	15,022
Qualified XXI	2,539.654	11.27	28,622
Qualified XXV	4,197.775	11.28	47,351
Qualified XXVI	552.988	11.25	6,221
Qualified LIII	66.673	11.36	757
Qualified LIV	1,845.141	11.33	20,905
Qualified LV	304.910	11.39	3,473
	252,649.075		$ 2,832,693
ING Van Kampen Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	1.961	$ 13.76	$ 27
Qualified XII (0.50)	6,344.146	13.67	86,724
	6,346.107		$ 86,751

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	1,572.706	$ 12.82	$ 20,162
Qualified VI	466,277.693	12.82	5,977,680
Qualified XII (0.00)	152.517	13.25	2,021
Qualified XII (0.25)	199.291	13.16	2,623
Qualified XII (0.40)	2,052.818	13.11	26,912
Qualified XII (0.50)	207.756	13.10	2,722
Qualified XII (0.50)	293,846.758	13.08	3,843,516
Qualified XII (0.55)	1,403.730	13.06	18,333
Qualified XII (0.60)	14,557.929	13.04	189,835
Qualified XII (0.65)	16,796.985	13.02	218,697
Qualified XII (0.70)	24,645.988	13.01	320,644
Qualified XII (0.75)	1,531.159	12.99	19,890
Qualified XII (0.80)	20,338.012	12.97	263,784
Qualified XII (0.85)	28,158.544	12.95	364,653
Qualified XII (0.90)	4,845.498	12.94	62,701
Qualified XII (0.95)	54,251.843	12.92	700,934
Qualified XII (1.00)	302,905.367	12.90	3,907,479
Qualified XII (1.05)	5,724.731	12.88	73,735
Qualified XII (1.10)	3,807.952	12.87	49,008
Qualified XII (1.15)	16,289.566	12.85	209,321
Qualified XII (1.20)	1,550.261	12.83	19,890
Qualified XII (1.25)	20,052.080	12.82	257,068
Qualified XII (1.30)	412.710	12.80	5,283
Qualified XII (1.35)	156.851	12.78	2,005
Qualified XII (1.40)	1,871.565	12.76	23,881
Qualified XV	1,362.486	12.92	17,603
Qualified XVI	17,066.273	12.73	217,254
Qualified XVII	2,772.169	12.82	35,539
Qualified XXI	6,303.454	12.97	81,756
Qualified XXV	7,133.988	12.99	92,671
Qualified XXVI	154.833	12.94	2,004
Qualified LIII	846.261	13.16	11,137
Qualified LIV	15,927.676	13.12	208,971
Qualified LV	2,894.702	13.19	38,181
	1,338,072.152		$ 17,287,893
ING Van Kampen Real Estate Portfolio - Institutional Class
Currently payable annuity contracts:	93,506.993	$9.91 to $10.08	$ 942,140
	93,506.993		$ 942,140

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	4,190.495	$ 9.99	$ 41,863
ING MAP PLUS NP1	63,687.007	10.20	649,607
ING MAP PLUS NP8	8,973.600	10.14	90,992
ING MAP PLUS NP9	266.199	10.13	2,697
ING MAP PLUS NP11	2,249.797	10.12	22,768
ING MAP PLUS NP13	4,073.106	10.10	41,138
ING MAP PLUS NP14	17,690.160	10.09	178,494
ING MAP PLUS NP16	7.092	10.07	71
ING MAP PLUS NP17	3,183.277	10.07	32,056
ING MAP PLUS NP18	2,324.909	10.06	23,389
ING MAP PLUS NP20	2,625.571	10.04	26,361
ING MAP PLUS NP21	262.481	10.03	2,633
ING MAP PLUS NP22	8,181.664	10.02	81,980
ING MAP PLUS NP24	1,504.002	10.01	15,055
ING MAP PLUS NP26	145.119	9.99	1,450
ING MAP PLUS NP28	62.061	9.97	619
Qualified V	50.167	9.96	500
Qualified VI	533,726.691	9.99	5,331,930
Qualified XII (0.00)	8.433	10.20	86
Qualified XII (0.25)	297.420	10.16	3,022
Qualified XII (0.40)	3,913.488	10.13	39,644
Qualified XII (0.50)	1,400.382	10.12	14,172
Qualified XII (0.50)	653,933.019	10.12	6,617,802
Qualified XII (0.55)	5,402.148	10.11	54,616
Qualified XII (0.60)	1,366.027	10.10	13,797
Qualified XII (0.65)	9,710.936	10.09	97,983
Qualified XII (0.70)	17,287.056	10.08	174,254
Qualified XII (0.75)	12,392.443	10.07	124,792
Qualified XII (0.80)	57,052.297	10.07	574,517
Qualified XII (0.85)	59,647.209	10.06	600,051
Qualified XII (0.90)	7,157.201	10.05	71,930
Qualified XII (0.95)	85,158.759	10.04	854,994
Qualified XII (1.00)	377,822.220	10.03	3,789,557
Qualified XII (1.05)	14,211.115	10.02	142,395
Qualified XII (1.10)	10,628.032	10.02	106,493
Qualified XII (1.15)	22,024.652	10.01	220,467
Qualified XII (1.20)	729.759	10.00	7,298
Qualified XII (1.25)	26,249.407	9.99	262,232
Qualified XII (1.30)	2,871.790	9.98	28,660
Qualified XII (1.40)	2,215.633	9.97	22,090
Qualified XII (1.45)	13.154	9.96	131
Qualified XII (1.50)	41.662	9.95	415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service Class
(continued)
Qualified XV	4,572.545	10.04	45,908
Qualified XVI	7,615.892	9.95	75,778
Qualified XVII	2,030.182	9.99	20,282
Qualified XXI	3,511.022	10.07	35,356
Qualified XXV	14,506.603	10.07	146,081
Qualified XXVI	2,317.313	10.05	23,289
Qualified LIII	2,109.697	10.15	21,413
Qualified LIV	3,163.694	10.12	32,017
Qualified LV	7,187.321	10.17	73,095
	2,071,751.909		$ 20,838,220
ING VP Index Plus International Equity Portfolio -
Institutional Class
Currently payable annuity contracts:	155,932.869	$9.41 to $9.42	$ 1,468,712
Contracts in accumulation period:
ING Custom Choice 62	427.438	10.81	4,621
Qualified VI	573,602.457	10.81	6,200,643
Qualified VIII	16.528	10.81	179
Qualified X (1.15)	24,281.583	9.55	231,889
Qualified X (1.25)	109,701.364	10.81	1,185,872
Qualified XII (0.00)	34.177	10.86	371
Qualified XII (0.05)	20,283.994	10.86	220,284
Qualified XII (0.20)	893.989	10.85	9,700
Qualified XII (0.25)	232.334	10.85	2,521
Qualified XII (0.30)	2,809.171	10.85	30,480
Qualified XII (0.35)	379.266	10.84	4,111
Qualified XII (0.40)	7,113.232	10.84	77,107
Qualified XII (0.50)	577.520	10.65	6,151
Qualified XII (0.50)	30,078.832	10.84	326,055
Qualified XII (0.55)	10,062.587	10.84	109,078
Qualified XII (0.60)	10,478.270	10.83	113,480
Qualified XII (0.65)	3,108.962	10.83	33,670
Qualified XII (0.70)	50,111.472	10.83	542,707
Qualified XII (0.75)	75,220.949	10.83	814,643
Qualified XII (0.80)	108,324.426	10.83	1,173,154
Qualified XII (0.85)	98,437.673	10.82	1,065,096
Qualified XII (0.90)	7,774.344	10.82	84,118
Qualified XII (0.95)	135,296.180	10.82	1,463,905
Qualified XII (1.00)	155,783.676	10.82	1,685,579
Qualified XII (1.05)	14,617.994	10.82	158,167
Qualified XII (1.10)	12,330.622	10.81	133,294
Qualified XII (1.15)	29,550.451	10.81	319,440
Qualified XII (1.20)	5,555.103	10.81	60,051
Qualified XII (1.25)	17,206.527	10.81	186,003
Qualified XII (1.35)	47.999	10.80	518

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Institutional Class (continued)
Qualified XII (1.40)	5,898.150	$ 10.80	$ 63,700
Qualified XII (1.45)	417.760	10.80	4,512
Qualified XII (1.50)	88.380	10.80	955
Qualified XV	5,725.054	10.82	61,945
Qualified XVI	12,915.177	10.80	139,484
Qualified XVII	2,715.751	10.81	29,357
Qualified XVIII	8,128.571	9.55	77,628
Qualified XXI	14,683.571	10.83	159,023
Qualified XXV	542.861	10.83	5,879
Qualified XXVI	259.696	10.82	2,810
Qualified XXVII	394,244.909	9.48	3,737,442
Qualified XXXII	3,707.123	9.55	35,403
Qualified XXXVI	4,063.041	10.84	44,043
Qualified LIII	12,036.202	10.84	130,472
Qualified LIV	6,619.390	10.83	71,688
Qualified LV	4,708.024	10.85	51,082
Qualified LVI	3,262.068	10.85	35,393
	2,140,287.717		$ 22,362,415

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP28	1,620.698	$ 11.58	$ 18,768
Qualified VI	256,095.527	11.60	2,970,708
Qualified X (1.15)	11,821.633	11.62	137,367
Qualified X (1.25)	34,384.878	11.60	398,865
Qualified XII (0.25)	730.025	11.80	8,614
Qualified XII (0.40)	1,834.812	11.77	21,596
Qualified XII (0.50)	1,221.555	11.75	14,353
Qualified XII (0.50)	4,081.602	11.75	47,959
Qualified XII (0.55)	850.144	11.74	9,981
Qualified XII (0.60)	603.400	11.73	7,078
Qualified XII (0.65)	5,031.810	11.72	58,973
Qualified XII (0.70)	695.496	11.71	8,144
Qualified XII (0.75)	4,571.215	11.70	53,483
Qualified XII (0.80)	12,334.007	11.69	144,185
Qualified XII (0.85)	24,297.164	11.68	283,791
Qualified XII (0.90)	1,602.214	11.67	18,698
Qualified XII (0.95)	45,402.457	11.66	529,393
Qualified XII (1.00)	110,878.876	11.65	1,291,739
Qualified XII (1.05)	4,595.011	11.64	53,486
Qualified XII (1.10)	7,518.729	11.63	87,443
Qualified XII (1.15)	13,846.849	11.62	160,900
Qualified XII (1.20)	744.203	11.61	8,640
Qualified XII (1.25)	3,272.778	11.60	37,964
Qualified XII (1.30)	805.719	11.59	9,338
Qualified XII (1.35)	743.793	11.59	8,621
Qualified XII (1.40)	2,599.004	11.58	30,096
Qualified XVI	7,844.193	11.56	90,679
Qualified XVII	939.911	11.60	10,903
Qualified XVIII	11,439.969	11.65	133,276
Qualified XXI	3,254.464	11.69	38,045
Qualified XXV	2,862.001	11.70	33,485
Qualified XXVI	1,014.417	11.67	11,838
Qualified XXVII	1.231	11.88	15
Qualified XXXII	528.223	11.60	6,127
Qualified XXXV	4,346.674	10.84	47,118
Qualified LIII	19,082.435	11.79	224,982
Qualified LIV	3,960.362	11.75	46,534
Qualified LV	4,443.181	11.81	52,474
	611,900.660		$ 7,115,659
ING Wells Fargo Disciplined Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	292.616	$ 8.97	$ 2,625
	292.616		$ 2,625

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Disciplined Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP13	512.357	$ 10.33	$ 5,293
ING MAP PLUS NP22	1,660.279	10.26	17,034
Qualified VI	19,449.180	10.22	198,771
Qualified XII (0.00)	3.736	10.44	39
Qualified XII (0.40)	66.566	10.37	690
Qualified XII (0.50)	42,284.951	10.35	437,649
Qualified XII (0.55)	566.816	10.34	5,861
Qualified XII (0.60)	136.465	10.34	1,411
Qualified XII (0.65)	692.104	10.33	7,149
Qualified XII (0.70)	200.365	10.32	2,068
Qualified XII (0.75)	6.117	10.31	63
Qualified XII (0.80)	10,063.652	10.30	103,656
Qualified XII (0.85)	6,218.307	10.29	63,986
Qualified XII (0.90)	127.980	10.28	1,316
Qualified XII (0.95)	2,961.011	10.27	30,410
Qualified XII (1.00)	20,730.345	10.27	212,901
Qualified XII (1.15)	512.115	10.24	5,244
Qualified XII (1.20)	693.799	10.23	7,098
Qualified XII (1.25)	966.388	10.22	9,876
Qualified XII (1.30)	4.600	10.21	47
Qualified XII (1.40)	3.843	10.20	39
Qualified XVI	24.491	10.18	249
Qualified XXI	7.949	10.30	82
Qualified XXV	145.507	10.31	1,500
Qualified LIII	990.118	10.39	10,287
Qualified LIV	14.116	10.35	146
	109,043.157		$ 1,122,865

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP22	696.124	$ 10.03	$ 6,982
Qualified VI	17,324.201	10.00	173,242
Qualified XII (0.40)	216.278	10.14	2,193
Qualified XII (0.50)	1,306.274	10.12	13,219
Qualified XII (0.50)	19,419.942	10.12	196,530
Qualified XII (0.55)	250.868	10.12	2,539
Qualified XII (0.65)	29.520	10.10	298
Qualified XII (0.70)	32.507	10.09	328
Qualified XII (0.80)	1,967.914	10.07	19,817
Qualified XII (0.85)	29.864	10.06	300
Qualified XII (0.90)	66.192	10.06	666
Qualified XII (0.95)	2,090.234	10.05	21,007
Qualified XII (1.00)	9,731.960	10.04	97,709
Qualified XII (1.10)	271.976	10.02	2,725
Qualified XII (1.15)	2,002.539	10.01	20,045
Qualified XII (1.20)	56.268	10.01	563
Qualified XII (1.25)	909.988	10.00	9,100
Qualified XII (1.40)	271.073	9.97	2,703
Qualified XII (1.45)	4.161	9.96	41
Qualified XVI	176.661	9.95	1,758
Qualified XXI	33.556	10.07	338
Qualified XXV	127.045	10.08	1,281
Qualified XXVII	44,849.484	9.94	445,804
Qualified LIII	316.760	10.16	3,218
	102,181.389		$ 1,022,406
ING International Growth Opportunities Fund - Class Q
Contracts in accumulation period:
ING MAP PLUS NP22	629.194	$ 17.57	$ 11,055
ING MAP PLUS NP29	14.898	17.33	258
	644.092		$ 11,313
ING International SmallCap Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	43,192.909	$ 20.42	$ 881,999
ING MAP PLUS NP8	10,909.403	20.14	219,715
ING MAP PLUS NP11	5,378.642	20.03	107,734
ING MAP PLUS NP13	4,237.106	19.95	84,530
ING MAP PLUS NP14	1,691.256	19.91	33,673
ING MAP PLUS NP16	10,932.830	19.83	216,798
ING MAP PLUS NP17	1,152.868	19.79	22,815
ING MAP PLUS NP18	1,315.776	19.75	25,987
ING MAP PLUS NP20	26,915.563	19.68	529,698
ING MAP PLUS NP24	14.001	19.52	273
ING MAP PLUS NP26	2,749.460	19.45	53,477
ING MAP PLUS NP28	479.520	19.37	9,288
ING MAP PLUS NP30	1,279.097	19.30	24,687
ING MAP PLUS NP36	540.959	19.07	10,316
	110,789.390		$ 2,220,990

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING American Century Large Company Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	7,315.770	$ 11.76	$ 86,033
	7,315.770		$ 86,033
ING American Century Large Company Value Portfolio -
Service Class
Currently payable annuity contracts:	15,819.475	$ 13.15	$ 208,026
Contracts in accumulation period:
ING Custom Choice 62	2,256.299	12.74	28,745
Qualified VI	107,264.015	15.77	1,691,554
Qualified X (1.15)	17,235.206	12.64	217,853
Qualified X (1.25)	33,570.558	15.77	529,408
Qualified XII (0.25)	198.662	16.77	3,332
Qualified XII (0.30)	271.547	16.72	4,540
Qualified XII (0.40)	3,366.250	16.62	55,947
Qualified XII (0.50)	938.593	16.52	15,506
Qualified XII (0.55)	1,795.977	16.47	29,580
Qualified XII (0.60)	89.437	16.42	1,469
Qualified XII (0.65)	12,061.685	16.37	197,450
Qualified XII (0.70)	2,073.166	16.31	33,813
Qualified XII (0.75)	1,765.435	16.26	28,706
Qualified XII (0.80)	6,644.745	16.21	107,711
Qualified XII (0.85)	7,403.866	16.17	119,721
Qualified XII (0.90)	518.481	16.12	8,358
Qualified XII (0.95)	15,517.731	16.07	249,370
Qualified XII (1.00)	25,520.674	16.02	408,841
Qualified XII (1.05)	2,610.597	15.97	41,691
Qualified XII (1.10)	2,495.271	15.92	39,725
Qualified XII (1.15)	1,833.772	15.87	29,102
Qualified XII (1.20)	462.974	15.82	7,324
Qualified XII (1.25)	5,387.748	15.77	84,965
Qualified XII (1.30)	399.555	15.72	6,281
Qualified XII (1.35)	402.190	15.68	6,306
Qualified XII (1.40)	2,024.184	15.63	31,638
Qualified XV	1,268.992	16.07	20,393
Qualified XVI	3,371.457	15.53	52,359
Qualified XVIII	629.652	12.75	8,028
Qualified XXI	1,419.252	16.21	23,006
Qualified XXV	641.694	16.26	10,434
Qualified XXVI	2,065.284	16.12	33,292
Qualified LIII	2,019.576	12.36	24,962
Qualified LIV	1,551.511	12.32	19,115
Qualified LV	4,177.916	12.39	51,764
	287,073.427		$ 4,430,315
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	3,296.285	$ 11.33	$ 37,347
	3,296.285		$ 37,347

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class
Currently payable annuity contracts:	24,139.137	$ 14.63	$ 353,156
Contracts in accumulation period:
ING Custom Choice 62	524.338	13.71	7,189
ING MAP PLUS NP10	4,395.558	14.00	61,538
ING MAP PLUS NP13	2,141.029	13.92	29,803
ING MAP PLUS NP15	5,157.585	13.86	71,484
ING MAP PLUS NP18	1,362.711	13.78	18,778
ING MAP PLUS NP22	295.234	13.67	4,036
ING MAP PLUS NP26	715.797	13.57	9,713
ING MAP PLUS NP28	7,399.229	13.51	99,964
Qualified V	399.633	14.95	5,975
Qualified VI	293,645.702	15.09	4,431,114
Qualified X (1.15)	18,244.673	15.18	276,954
Qualified X (1.25)	28,857.416	15.09	435,458
Qualified XII (0.00)	58.547	16.20	948
Qualified XII (0.05)	27,959.113	16.01	447,625
Qualified XII (0.25)	635.324	15.97	10,146
Qualified XII (0.30)	2,845.800	15.93	45,334
Qualified XII (0.35)	116.445	15.88	1,849
Qualified XII (0.40)	1,764.225	15.84	27,945
Qualified XII (0.50)	13,679.644	15.75	215,454
Qualified XII (0.50)	1,293.986	15.95	20,639
Qualified XII (0.55)	2,420.609	15.70	38,004
Qualified XII (0.60)	25,282.950	15.66	395,931
Qualified XII (0.65)	9,115.511	15.61	142,293
Qualified XII (0.70)	18,906.811	15.57	294,379
Qualified XII (0.75)	3,326.064	15.53	51,654
Qualified XII (0.80)	11,543.311	15.48	178,690
Qualified XII (0.85)	23,206.390	15.44	358,307
Qualified XII (0.90)	1,030.644	15.39	15,862
Qualified XII (0.95)	1,075,557.639	15.35	16,509,810
Qualified XII (1.00)	186,273.359	15.31	2,851,845
Qualified XII (1.05)	5,293.218	15.26	80,775
Qualified XII (1.10)	6,330.760	15.22	96,354
Qualified XII (1.15)	5,203.060	15.18	78,982
Qualified XII (1.20)	3,625.485	15.13	54,854
Qualified XII (1.25)	15,179.973	15.09	229,066
Qualified XII (1.30)	218.864	15.05	3,294
Qualified XII (1.35)	194.913	15.00	2,924
Qualified XII (1.40)	1,557.898	14.96	23,306
Qualified XII (1.45)	41.511	14.92	619
Qualified XV	913.952	15.35	14,029
Qualified XVI	11,461.978	14.88	170,554

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value Portfolio -
Service Class (continued)
Qualified XVII	5,096.922	$ 15.09	$ 76,913
Qualified XVIII	3,821.054	15.31	58,500
Qualified XXI	5,924.793	15.48	91,716
Qualified XXV	985.590	15.53	15,306
Qualified XXVI	1,094.467	15.39	16,844
Qualified XXXII	583.532	14.31	8,350
Qualified LIII	7,053.509	12.64	89,156
Qualified LIV	3,346.599	12.60	42,167
Qualified LV	5,457.375	12.67	69,145
	1,875,679.867		$ 28,634,731
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP6	4,358.766	$ 11.04	$ 48,121
ING MAP PLUS NP8	29,303.393	11.02	322,923
ING MAP PLUS NP9	6,489.617	11.01	71,451
ING MAP PLUS NP10	3,288.078	11.00	36,169
ING MAP PLUS NP11	3,296.051	10.99	36,224
ING MAP PLUS NP13	12,980.948	10.97	142,401
ING MAP PLUS NP14	19,826.349	10.96	217,297
ING MAP PLUS NP15	7,998.335	10.95	87,582
ING MAP PLUS NP16	2,583.662	10.94	28,265
ING MAP PLUS NP17	22,727.463	10.93	248,411
ING MAP PLUS NP18	4,082.350	10.92	44,579
ING MAP PLUS NP19	7,097.014	10.92	77,499
ING MAP PLUS NP20	14,378.976	10.91	156,875
ING MAP PLUS NP21	18,399.683	10.90	200,557
ING MAP PLUS NP22	2,546.966	10.89	27,736
ING MAP PLUS NP23	2,837.555	10.88	30,873
ING MAP PLUS NP24	5,637.977	10.87	61,285
ING MAP PLUS NP26	3,713.265	10.85	40,289
ING MAP PLUS NP27	129.933	10.84	1,408
ING MAP PLUS NP28	2,553.556	10.83	27,655
ING MAP PLUS NP29	30.709	10.82	332
ING MAP PLUS NP30	317.323	10.81	3,430
ING MAP PLUS NP32	352.663	10.80	3,809
ING MAP PLUS NP36	3,198.880	10.76	34,420
Qualified VI	40,413.268	10.85	438,484
Qualified XII (0.00)	1.458	11.08	16
Qualified XII (0.40)	1,249.924	11.01	13,762
Qualified XII (0.50)	28,380.476	10.99	311,901
Qualified XII (0.55)	601.724	10.98	6,607
Qualified XII (0.60)	583.148	10.97	6,397
Qualified XII (0.65)	130.109	10.96	1,426
Qualified XII (0.70)	3,786.962	10.95	41,467
Qualified XII (0.75)	10.439	10.94	114
Qualified XII (0.80)	632.377	10.93	6,912
Qualified XII (0.85)	6,032.303	10.92	65,873
Qualified XII (0.90)	158.501	10.92	1,731

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Baron Asset Portfolio - Service Class (continued)
Qualified XII (0.95)	6,421.112	$ 10.91	$ 70,054
Qualified XII (1.00)	19,989.237	10.90	217,883
Qualified XII (1.05)	298.705	10.89	3,253
Qualified XII (1.10)	365.677	10.88	3,979
Qualified XII (1.15)	1,024.484	10.87	11,136
Qualified XII (1.20)	772.474	10.86	8,389
Qualified XII (1.25)	586.227	10.85	6,361
Qualified XII (1.30)	0.657	10.84	7
Qualified XII (1.40)	201.321	10.82	2,178
Qualified XV	6.323	10.91	69
Qualified XVI	2,949.640	10.81	31,886
Qualified XXI	182.045	10.93	1,990
Qualified LIII	107.180	11.02	1,181
Qualified LIV	754.239	10.99	8,289
Qualified LV	564.812	11.05	6,241
	294,334.334		$ 3,217,177
ING Baron Small Cap Growth Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	20,701.500	$ 12.41	$ 256,906
	20,701.500		$ 256,906
ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:	38,812.439	$ 16.31	$ 633,031
Contracts in accumulation period:
ING Custom Choice 62	1,329.923	15.36	20,428
ING MAP PLUS NP1	6,563.548	16.10	105,673
ING MAP PLUS NP6	2,622.824	15.94	41,808
ING MAP PLUS NP7	13.951	15.91	222
ING MAP PLUS NP8	23,223.875	15.88	368,795
ING MAP PLUS NP9	7,964.705	15.85	126,241
ING MAP PLUS NP10	522.449	15.82	8,265
ING MAP PLUS NP11	7,835.614	15.79	123,724
ING MAP PLUS NP12	7,365.065	15.76	116,073
ING MAP PLUS NP13	10,619.863	15.72	166,944
ING MAP PLUS NP14	15,276.651	15.69	239,691
ING MAP PLUS NP15	7,882.940	15.66	123,447
ING MAP PLUS NP16	11,837.592	15.63	185,022
ING MAP PLUS NP17	15,239.667	15.60	237,739
ING MAP PLUS NP18	13,630.880	15.57	212,233
ING MAP PLUS NP19	38,022.928	15.54	590,876
ING MAP PLUS NP20	42,019.799	15.51	651,727
ING MAP PLUS NP21	11,799.669	15.48	182,659
ING MAP PLUS NP22	5,525.069	15.45	85,362
ING MAP PLUS NP23	4,052.807	15.42	62,494
ING MAP PLUS NP24	3,195.110	15.39	49,173
ING MAP PLUS NP26	141.269	15.33	2,166
ING MAP PLUS NP27	262.824	15.30	4,021
ING MAP PLUS NP28	4,039.697	15.27	61,686
ING MAP PLUS NP29	4.919	15.24	75
ING MAP PLUS NP30	2,186.327	15.21	33,254
ING MAP PLUS NP32	205.358	15.15	3,111

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Qualified VI	1,182,340.034	$ 18.29	$ 21,624,999
Qualified X (1.15)	62,614.232	18.40	1,152,102
Qualified X (1.25)	147,603.885	18.29	2,699,675
Qualified XII (0.00)	197.711	19.64	3,883
Qualified XII (0.05)	40,819.176	19.40	791,892
Qualified XII (0.25)	2,112.780	19.36	40,903
Qualified XII (0.30)	26,296.745	19.31	507,790
Qualified XII (0.35)	4,559.832	19.25	87,777
Qualified XII (0.40)	5,572.553	19.20	106,993
Qualified XII (0.50)	3,124.590	19.33	60,398
Qualified XII (0.50)	904,525.429	19.09	17,267,390
Qualified XII (0.55)	13,142.818	19.03	250,108
Qualified XII (0.60)	78,794.190	18.98	1,495,514
Qualified XII (0.65)	50,884.978	18.93	963,253
Qualified XII (0.70)	43,502.118	18.87	820,885
Qualified XII (0.75)	15,476.950	18.82	291,276
Qualified XII (0.80)	88,248.842	18.77	1,656,431
Qualified XII (0.85)	120,294.500	18.71	2,250,710
Qualified XII (0.90)	29,714.304	18.66	554,469
Qualified XII (0.95)	1,137,368.651	18.61	21,166,431
Qualified XII (1.00)	628,758.500	18.55	11,663,470
Qualified XII (1.05)	41,192.301	18.50	762,058
Qualified XII (1.10)	14,424.047	18.45	266,124
Qualified XII (1.15)	45,357.612	18.40	834,580
Qualified XII (1.20)	13,176.468	18.34	241,656
Qualified XII (1.25)	47,125.375	18.29	861,923
Qualified XII (1.30)	1,570.368	18.24	28,644
Qualified XII (1.35)	1,388.767	18.19	25,262
Qualified XII (1.40)	4,860.964	18.14	88,178
Qualified XII (1.45)	915.462	18.09	16,561
Qualified XII (1.50)	88.842	18.03	1,602
Qualified XV	3,015.206	18.61	56,113
Qualified XVI	37,414.540	18.03	674,584
Qualified XVII	3,079.011	18.29	56,315
Qualified XVIII	2,397.413	18.55	44,472
Qualified XXI	23,132.791	18.77	434,202
Qualified XXV	9,375.718	18.82	176,451
Qualified XXVI	2,714.071	18.66	50,645
Qualified XXVII	569,082.744	21.03	11,967,810
Qualified XXVIII	120,270.378	9.92	1,193,082
Qualified XXXII	653.954	16.35	10,692
Qualified XXXIII (0.65)	14,631.968	19.24	281,519
Qualified XXXVII	1,197.229	9.67	11,577
Qualified LIII	29,404.495	13.33	391,962
Qualified LIV	15,998.830	13.29	212,624
Qualified LV	8,946.192	13.36	119,521
	5,879,565.326		$ 108,700,446

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP11	2,060.351	$ 10.36	$ 21,345
ING MAP PLUS NP17	6,142.567	10.31	63,330
ING MAP PLUS NP20	15.279	10.29	157
ING MAP PLUS NP21	1,000.410	10.28	10,284
Qualified V	756.039	10.21	7,719
Qualified VI	28,250.510	10.23	289,003
Qualified XII (0.25)	287.119	10.41	2,989
Qualified XII (0.50)	13.533	10.36	140
Qualified XII (0.55)	474.850	10.36	4,919
Qualified XII (0.65)	337.830	10.34	3,493
Qualified XII (0.70)	4,877.793	10.33	50,388
Qualified XII (0.80)	298.941	10.31	3,082
Qualified XII (0.85)	1,961.531	10.30	20,204
Qualified XII (0.90)	321.261	10.30	3,309
Qualified XII (0.95)	5,823.330	10.29	59,922
Qualified XII (1.00)	13,923.365	10.28	143,132
Qualified XII (1.05)	497.738	10.27	5,112
Qualified XII (1.10)	740.047	10.26	7,593
Qualified XII (1.15)	4,514.670	10.25	46,275
Qualified XII (1.20)	1,085.852	10.24	11,119
Qualified XII (1.25)	983.421	10.23	10,060
Qualified XII (1.30)	7.348	10.23	75
Qualified XII (1.40)	46.670	10.21	477
Qualified XVI	815.945	10.19	8,314
Qualified XXI	340.377	10.31	3,509
Qualified LIII	1.117	10.40	12
Qualified LIV	84.773	10.37	879
Qualified LV	1,827.641	10.42	19,044
	77,490.308		$ 795,885
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	4,816.354	$ 13.37	$ 64,395
Contracts in accumulation period:
ING Custom Choice 62	321.506	13.05	4,196
ING MAP PLUS NP8	35,698.215	12.74	454,795
ING MAP PLUS NP13	173.187	12.62	2,186
ING MAP PLUS NP14	6,460.977	12.59	81,344
ING MAP PLUS NP17	9,471.855	12.52	118,588
ING MAP PLUS NP18	514.343	12.49	6,424
ING MAP PLUS NP22	645.732	12.40	8,007
ING MAP PLUS NP23	2,006.876	12.37	24,825
ING MAP PLUS NP24	978.526	12.35	12,085
ING MAP PLUS NP26	263.762	12.30	3,244
ING MAP PLUS NP28	130.256	12.25	1,596
ING MAP PLUS NP29	389.440	12.23	4,763
Qualified VI	225,456.355	21.01	4,736,838
Qualified X (1.15)	11,418.222	13.60	155,288
Qualified X (1.25)	27,512.517	13.20	363,165
Qualified XII (0.25)	260.987	22.34	5,830
Qualified XII (0.30)	1,101.345	22.27	24,527

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Qualified XII (0.40)	3,540.983	$ 22.13	$ 78,362
Qualified XII (0.50)	1,112.409	22.31	24,818
Qualified XII (0.50)	21,208.833	22.00	466,594
Qualified XII (0.55)	2,920.638	21.93	64,050
Qualified XII (0.60)	7,553.573	21.86	165,121
Qualified XII (0.65)	8,549.287	21.80	186,374
Qualified XII (0.70)	7,992.264	21.73	173,672
Qualified XII (0.75)	2,366.327	21.66	51,255
Qualified XII (0.80)	6,839.455	21.60	147,732
Qualified XII (0.85)	19,406.719	21.53	417,827
Qualified XII (0.90)	2,081.342	21.46	44,666
Qualified XII (0.95)	38,922.175	21.40	832,935
Qualified XII (1.00)	66,258.138	21.33	1,413,286
Qualified XII (1.05)	6,105.055	21.27	129,855
Qualified XII (1.10)	3,677.538	21.20	77,964
Qualified XII (1.15)	5,494.305	21.14	116,150
Qualified XII (1.20)	730.140	21.07	15,384
Qualified XII (1.25)	10,443.804	21.01	219,424
Qualified XII (1.30)	289.380	20.94	6,060
Qualified XII (1.35)	108.687	20.88	2,269
Qualified XII (1.40)	633.341	20.81	13,180
Qualified XII (1.45)	73.390	20.75	1,523
Qualified XII (1.50)	3.644	20.69	75
Qualified XV	1,384.252	21.40	29,623
Qualified XVI	5,561.569	20.69	115,069
Qualified XVII	1,476.504	21.01	31,021
Qualified XVIII	711.670	13.72	9,764
Qualified XXI	3,162.601	21.60	68,312
Qualified XXV	7,357.632	21.66	159,366
Qualified XXVI	3,433.125	21.46	73,675
Qualified LIII	1,998.969	13.08	26,147
Qualified LIV	991.165	13.04	12,925
Qualified LV	5,084.558	13.11	66,659
	575,093.927		$ 11,313,233

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	23.052	$ 12.37	$ 285
Qualified XII (0.50)	329,060.377	12.29	4,044,152
	329,083.429		$ 4,044,437
ING JPMorgan International Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	14,001.048	$ 13.67	$ 191,394
	14,001.048		$ 191,394

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan International Portfolio - Initial Class
Currently payable annuity contracts:	115,021.203	$11.11 to $19.01	$ 2,021,276
Contracts in accumulation period:
Qualified V	428.545	30.16	12,925
Qualified VI	1,220,346.982	31.02	37,855,163
Qualified VIII	11,490.162	26.12	300,123
Qualified X (1.15)	121,077.416	31.46	3,809,096
Qualified X (1.25)	97,796.214	31.02	3,033,639
Qualified XII (0.05)	15,247.749	33.66	513,239
Qualified XII (0.20)	25,764.617	16.75	431,557
Qualified XII (0.25)	3,901.350	16.67	65,036
Qualified XII (0.30)	5,288.978	16.59	87,744
Qualified XII (0.35)	8,177.122	16.51	135,004
Qualified XII (0.40)	4,239.536	22.80	96,661
Qualified XII (0.45)	98.432	16.35	1,609
Qualified XII (0.50)	11,626.788	16.65	193,586
Qualified XII (0.50)	74,948.949	17.93	1,343,835
Qualified XII (0.55)	53,583.913	16.19	867,524
Qualified XII (0.60)	82,912.249	16.12	1,336,545
Qualified XII (0.65)	98,730.784	16.04	1,583,642
Qualified XII (0.70)	187,759.540	15.96	2,996,642
Qualified XII (0.75)	146,187.952	15.88	2,321,465
Qualified XII (0.80)	245,785.185	17.85	4,387,266
Qualified XII (0.85)	297,118.781	21.93	6,515,815
Qualified XII (0.90)	13,085.115	17.67	231,214
Qualified XII (0.95)	302,847.831	21.68	6,565,741
Qualified XII (1.00)	644,209.839	21.56	13,889,164
Qualified XII (1.05)	87,061.717	21.43	1,865,733
Qualified XII (1.10)	22,718.731	21.31	484,136
Qualified XII (1.15)	33,507.067	21.18	709,680
Qualified XII (1.20)	6,273.961	21.06	132,130
Qualified XII (1.25)	20,179.390	20.94	422,556
Qualified XII (1.30)	397.824	20.82	8,283
Qualified XII (1.35)	31.080	20.69	643
Qualified XII (1.40)	5,450.171	20.57	112,110
Qualified XII (1.45)	1,097.593	20.45	22,446
Qualified XII (1.50)	2,341.945	20.34	47,635
Qualified XV	20,213.252	32.06	648,037
Qualified XVI	32,862.691	30.20	992,453
Qualified XVII	285.342	31.02	8,851
Qualified XVIII	4,261.911	31.02	132,204
Qualified XXI	19,122.895	32.48	621,112
Qualified XXV	2,371.191	32.16	76,258
Qualified XXVI	1,660.341	31.81	52,815

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan International Portfolio - Initial Class
(continued)
Qualified XXVII	1,100,185.254	$ 32.93	$ 36,229,100
Qualified XXVIII	228,804.460	32.83	7,511,650
Qualified XXXII	28,604.234	17.63	504,293
Qualified XXXIII (0.65)	2,245.960	16.39	36,811
Qualified XXXVI	21,293.102	16.50	351,336
Qualified LIII	12,314.556	15.13	186,319
Qualified LIV	20,179.820	15.08	304,312
Qualified LV	9,657.946	15.16	146,414
Qualified LVI	7,118.644	15.17	107,990
	5,477,916.310		$ 142,310,818
ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	1,159.556	$ 16.98	$ 19,689
ING MAP PLUS NP23	625.071	16.26	10,164
ING MAP PLUS NP25	83.735	16.20	1,357
	1,868.362		$ 31,210
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	31,763.138	$ 12.14	$ 385,604
	31,763.138		$ 385,604
ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	63,740.867	$ 15.30	$ 975,235
Contracts in accumulation period:
ING Custom Choice 62	640.504	14.58	9,339
ING MAP PLUS NP1	7,061.621	15.24	107,619
ING MAP PLUS NP8	3,530.736	15.04	53,102
ING MAP PLUS NP9	526.311	15.01	7,900
ING MAP PLUS NP11	1,624.079	14.95	24,280
ING MAP PLUS NP13	7,163.017	14.89	106,657
ING MAP PLUS NP14	4,771.830	14.86	70,909
ING MAP PLUS NP15	2,321.830	14.83	34,433
ING MAP PLUS NP16	16,098.756	14.80	238,262
ING MAP PLUS NP17	2,450.475	14.77	36,194
ING MAP PLUS NP19	24,334.433	14.72	358,203
ING MAP PLUS NP20	23,345.357	14.69	342,943
ING MAP PLUS NP21	8,090.024	14.66	118,600
ING MAP PLUS NP22	297.489	14.63	4,352
ING MAP PLUS NP23	1,908.917	14.60	27,870
ING MAP PLUS NP24	2,592.682	14.57	37,775
ING MAP PLUS NP26	131.942	14.52	1,916
ING MAP PLUS NP28	1,072.086	14.46	15,502
ING MAP PLUS NP30	116.022	14.40	1,671
ING MAP PLUS NP32	103.529	14.35	1,486

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
(continued)
Qualified VI	680,451.116	$ 17.47	$ 11,887,481
Qualified X (1.15)	46,166.410	17.57	811,144
Qualified X (1.25)	164,644.463	17.47	2,876,339
Qualified XII (0.05)	41,985.739	18.54	778,416
Qualified XII (0.25)	2,532.326	18.50	46,848
Qualified XII (0.30)	5,385.273	18.44	99,304
Qualified XII (0.35)	3,214.128	18.39	59,108
Qualified XII (0.40)	5,083.366	18.34	93,229
Qualified XII (0.50)	22,177.913	18.24	404,525
Qualified XII (0.50)	678.834	18.47	12,538
Qualified XII (0.55)	14,565.708	18.18	264,805
Qualified XII (0.60)	71,135.197	18.13	1,289,681
Qualified XII (0.65)	11,100.241	18.08	200,692
Qualified XII (0.70)	24,470.300	18.03	441,200
Qualified XII (0.75)	9,523.429	17.98	171,231
Qualified XII (0.80)	25,348.010	17.93	454,490
Qualified XII (0.85)	55,299.682	17.88	988,758
Qualified XII (0.90)	16,638.008	17.83	296,656
Qualified XII (0.95)	91,115.017	17.77	1,619,114
Qualified XII (1.00)	390,467.642	17.72	6,919,087
Qualified XII (1.05)	18,424.686	17.67	325,564
Qualified XII (1.10)	15,611.684	17.62	275,078
Qualified XII (1.15)	15,042.854	17.57	264,303
Qualified XII (1.20)	3,517.774	17.52	61,631
Qualified XII (1.25)	20,008.729	17.47	349,552
Qualified XII (1.35)	239.754	17.38	4,167
Qualified XII (1.40)	2,931.980	17.33	50,811
Qualified XII (1.45)	615.326	17.28	10,633
Qualified XII (1.50)	44.210	17.23	762
Qualified XV	2,216.382	17.77	39,385
Qualified XVI	14,325.091	17.23	246,821
Qualified XVII	1,384.069	17.47	24,180
Qualified XVIII	2,473.397	17.72	43,829
Qualified XXI	10,001.746	17.93	179,331
Qualified XXV	3,866.910	17.98	69,527
Qualified XXVI	3,103.887	17.83	55,342
Qualified XXXII	1,803.229	15.20	27,409
Qualified XXXVII	591.100	9.76	5,769
Qualified LIII	5,862.736	12.97	76,040
Qualified LIV	35,978.790	12.93	465,206
Qualified LV	9,197.891	13.00	119,573
	2,021,147.534		$ 34,983,807

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	8,825.584	$ 10.90	$ 96,199
	8,825.584		$ 96,199
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Currently payable annuity contracts:	10,000.330	$13.35 to $16.28	$ 150,242
Contracts in accumulation period:
Qualified V	1,619.952	15.99	25,903
Qualified VI	3,842,620.372	16.28	62,557,860
Qualified VIII	5,912.710	17.04	100,753
Qualified X (1.15)	322,389.649	16.51	5,322,653
Qualified X (1.25)	333,736.339	10.79	3,601,015
Qualified XII (0.00)	100.459	10.52	1,057
Qualified XII (0.05)	58,653.809	17.67	1,036,413
Qualified XII (0.20)	30,070.626	10.32	310,329
Qualified XII (0.25)	8,740.876	10.27	89,769
Qualified XII (0.30)	23,614.300	10.22	241,338
Qualified XII (0.35)	26,542.967	10.17	269,942
Qualified XII (0.40)	22,318.967	11.75	262,248
Qualified XII (0.45)	869.829	10.07	8,759
Qualified XII (0.50)	15,847.919	11.80	187,005
Qualified XII (0.50)	191,216.444	9.88	1,889,218
Qualified XII (0.55)	84,145.323	9.97	838,929
Qualified XII (0.60)	183,827.085	9.93	1,825,403
Qualified XII (0.65)	21,812.551	9.88	215,508
Qualified XII (0.70)	367,686.793	9.83	3,614,361
Qualified XII (0.75)	376,466.062	9.78	3,681,838
Qualified XII (0.80)	616,938.306	10.51	6,484,022
Qualified XII (0.85)	663,165.154	11.30	7,493,766
Qualified XII (0.90)	27,554.955	10.08	277,754
Qualified XII (0.95)	672,774.453	11.17	7,514,891
Qualified XII (1.00)	1,548,929.689	11.11	17,208,609
Qualified XII (1.05)	212,983.091	11.04	2,351,333
Qualified XII (1.10)	83,484.782	10.98	916,663
Qualified XII (1.15)	112,484.800	10.91	1,227,209
Qualified XII (1.20)	24,279.285	10.85	263,430
Qualified XII (1.25)	62,152.551	10.79	670,626
Qualified XII (1.30)	3,809.012	10.73	40,871
Qualified XII (1.35)	1,675.884	10.66	17,865
Qualified XII (1.40)	19,587.052	10.60	207,623
Qualified XII (1.45)	1,962.584	10.54	20,686
Qualified XII (1.50)	6,519.765	10.48	68,327
Qualified XV	15,534.745	16.83	261,450
Qualified XVI	75,212.963	15.85	1,192,125

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class (continued)
Qualified XVII	2,201.841	$ 16.28	$ 35,846
Qualified XVIII	7,526.932	16.28	122,538
Qualified XXI	74,616.234	17.05	1,272,207
Qualified XXII	126.480	17.39	2,199
Qualified XXV	27,414.482	16.88	462,756
Qualified XXVI	12,652.235	16.70	211,292
Qualified XXVII	1,182,268.920	16.71	19,755,714
Qualified XXVIII	249,691.655	16.66	4,159,863
Qualified XXXII	10,591.477	13.28	140,655
Qualified XXXVI	50,017.833	11.70	585,209
Qualified LIII	30,702.449	12.94	397,290
Qualified LIV	29,277.059	12.90	377,674
Qualified LV	55,901.947	12.96	724,489
Qualified LVI	25,282.288	12.97	327,911
	11,835,514.265		$ 161,023,436
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	270.770	$ 12.46	$ 3,374
ING MAP PLUS NP10	640.519	12.24	7,840
ING MAP PLUS NP17	4,775.328	12.08	57,686
ING MAP PLUS NP22	1,450.145	11.96	17,344
ING MAP PLUS NP26	80.108	11.87	951
	7,216.870		$ 87,195
ING Legg Mason Partners Large Cap Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,937.766	$ 10.98	$ 142,057
	12,937.766		$ 142,057
ING Legg Mason Partners Large Cap Growth Portfolio -
Initial Class
Contracts in accumulation period:
Qualified X (1.15)	4,571.600	$ 11.48	$ 52,482
Qualified X (1.25)	34,229.403	11.45	391,927
Qualified XII (0.80)	174.023	11.60	2,019
Qualified XII (0.95)	46,300.308	11.55	534,769
Qualified XII (1.10)	11,137.449	11.50	128,081
Qualified XVIII	2,875.386	11.45	32,923
Qualified XXVII	198,473.554	12.06	2,393,591
	297,761.723		$ 3,535,792

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Neuberger Berman Partners Portfolio - Service Class
Currently payable annuity contracts:	783.733	$ 11.29	$ 8,848
Contracts in accumulation period:
ING MAP PLUS NP17	84.042	11.32	951
ING MAP PLUS NP22	6,320.988	11.27	71,238
Qualified VI	47,502.703	11.23	533,455
Qualified XII (0.40)	620.541	11.40	7,074
Qualified XII (0.50)	62,330.181	11.38	709,317
Qualified XII (0.55)	2,920.236	11.37	33,203
Qualified XII (0.60)	15.254	11.36	173
Qualified XII (0.70)	4,253.451	11.34	48,234
Qualified XII (0.75)	44.520	11.33	504
Qualified XII (0.80)	443.959	11.32	5,026
Qualified XII (0.85)	4,187.480	11.31	47,360
Qualified XII (0.90)	705.780	11.30	7,975
Qualified XII (0.95)	11,133.359	11.29	125,696
Qualified XII (1.00)	41,381.820	11.28	466,787
Qualified XII (1.05)	686.891	11.27	7,741
Qualified XII (1.10)	1,811.953	11.26	20,403
Qualified XII (1.15)	6,626.526	11.25	74,548
Qualified XII (1.25)	1,633.731	11.23	18,347
Qualified XII (1.30)	1,018.521	11.22	11,428
Qualified XII (1.40)	49.096	11.21	550
Qualified XII (1.50)	227.634	11.19	2,547
Qualified XV	2,589.822	11.29	29,239
Qualified XVI	1,995.235	11.19	22,327
Qualified XXI	23.650	11.32	268
Qualified XXVI	738.666	11.30	8,347
Qualified LIII	417.528	11.41	4,764
Qualified LV	6.664	11.44	76
	200,553.964		$ 2,266,426
ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.50)	5,465.838	$ 11.42	$ 62,420
	5,465.838		$ 62,420

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value Portfolio - Service Class
Currently payable annuity contracts:	37,145.006	$11.13 to $11.91	$ 441,484
Contracts in accumulation period:
Qualified VI	281,246.400	14.16	3,982,449
Qualified VIII	890.652	14.16	12,612
Qualified X (1.15)	7,873.764	12.34	97,162
Qualified X (1.25)	66,102.365	14.16	936,009
Qualified XII (0.25)	378.809	15.06	5,705
Qualified XII (0.30)	699.354	15.01	10,497
Qualified XII (0.40)	7,031.214	14.92	104,906
Qualified XII (0.50)	155.076	15.04	2,332
Qualified XII (0.50)	29,461.142	14.83	436,909
Qualified XII (0.55)	4,390.813	14.79	64,940
Qualified XII (0.60)	2,859.392	14.74	42,147
Qualified XII (0.65)	6,884.024	14.70	101,195
Qualified XII (0.70)	12,394.350	14.65	181,577
Qualified XII (0.75)	14,654.719	14.61	214,105
Qualified XII (0.80)	15,360.439	14.56	223,648
Qualified XII (0.85)	13,923.251	14.52	202,166
Qualified XII (0.90)	6,467.871	14.47	93,590
Qualified XII (0.95)	63,305.069	14.43	913,492
Qualified XII (1.00)	136,375.160	14.38	1,961,075
Qualified XII (1.05)	5,245.517	14.34	75,221
Qualified XII (1.10)	13,909.067	14.29	198,761
Qualified XII (1.15)	7,215.037	14.25	102,814
Qualified XII (1.20)	1,242.272	14.21	17,653
Qualified XII (1.25)	14,842.602	14.16	210,171
Qualified XII (1.30)	48.456	14.12	684
Qualified XII (1.35)	409.254	14.08	5,762
Qualified XII (1.40)	870.351	14.03	12,211
Qualified XII (1.45)	87.113	13.99	1,219
Qualified XII (1.50)	38.196	13.95	533
Qualified XV	1,216.906	14.43	17,560
Qualified XVI	5,494.971	13.95	76,655
Qualified XVII	1,813.289	14.16	25,676
Qualified XVIII	4,046.438	12.45	50,378
Qualified XXI	3,715.133	14.56	54,092
Qualified XXV	1,257.858	14.61	18,377
Qualified XXVI	786.390	14.47	11,379
Qualified XXXII	1,340.383	11.79	15,803
Qualified LIII	1,890.358	11.39	21,531
Qualified LIV	309.337	11.35	3,511
Qualified LV	1,168.608	11.41	13,334
	774,546.406		$ 10,961,325

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	28,209.320	$ 12.95	$ 365,311
	28,209.320		$ 365,311
ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	209,507.760	$14.17 to $14.38	$ 3,006,932
Contracts in accumulation period:
ING Custom Choice 62	5,230.876	14.29	74,749
ING MAP PLUS NP1	9,520.056	14.73	140,230
ING MAP PLUS NP8	6,487.015	14.58	94,581
ING MAP PLUS NP10	19,344.813	14.54	281,274
ING MAP PLUS NP11	30,558.654	14.52	443,712
ING MAP PLUS NP12	12,544.083	14.50	181,889
ING MAP PLUS NP13	9,500.109	14.48	137,562
ING MAP PLUS NP14	14,377.596	14.46	207,900
ING MAP PLUS NP15	17,786.118	14.44	256,832
ING MAP PLUS NP16	5,101.211	14.42	73,559
ING MAP PLUS NP17	16,515.119	14.40	237,818
ING MAP PLUS NP18	15,777.459	14.38	226,880
ING MAP PLUS NP19	40,883.043	14.35	586,672
ING MAP PLUS NP20	19,694.578	14.33	282,223
ING MAP PLUS NP21	6,918.626	14.31	99,006
ING MAP PLUS NP23	6,699.048	14.27	95,595
ING MAP PLUS NP24	1,404.932	14.25	20,020
ING MAP PLUS NP25	3,663.937	14.23	52,138
ING MAP PLUS NP26	1,980.297	14.21	28,140
ING MAP PLUS NP27	307.192	14.19	4,359
ING MAP PLUS NP28	13,846.813	14.17	196,209
ING MAP PLUS NP29	1,936.903	14.15	27,407
ING MAP PLUS NP30	5,347.479	14.13	75,560
ING MAP PLUS NP32	332.951	14.09	4,691
Qualified V	1,948.620	14.22	27,709
Qualified VI	18,561,178.356	14.29	265,239,239
Qualified VIII	16,167.513	14.28	230,872
Qualified X (1.15)	763,498.971	14.33	10,940,940
Qualified X (1.25)	1,617,475.709	14.86	24,035,689
Qualified XII (0.00)	412.137	15.42	6,355
Qualified XII (0.05)	25,695.575	15.45	396,997
Qualified XII (0.05)	473,299.858	15.45	7,312,483
Qualified XII (0.20)	98,893.527	14.73	1,456,702
Qualified XII (0.25)	68,286.044	14.70	1,003,805
Qualified XII (0.30)	260,194.213	14.68	3,819,651
Qualified XII (0.35)	77,523.928	14.66	1,136,501
Qualified XII (0.40)	90,445.473	14.64	1,324,122

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XII (0.45)	2,211.330	$ 14.62	$ 32,330
Qualified XII (0.50)	42,287.821	14.64	619,094
Qualified XII (0.50)	1,353,299.060	15.22	20,597,212
Qualified XII (0.55)	680,700.548	14.58	9,924,614
Qualified XII (0.60)	435,269.551	15.07	6,559,512
Qualified XII (0.65)	380,065.182	14.54	5,526,148
Qualified XII (0.70)	851,113.376	14.51	12,349,655
Qualified XII (0.75)	1,337,574.726	14.95	19,996,742
Qualified XII (0.80)	2,544,962.321	15.07	38,352,582
Qualified XII (0.85)	1,780,227.821	15.07	26,828,033
Qualified XII (0.90)	171,121.124	15.03	2,571,950
Qualified XII (0.95)	2,768,199.613	15.02	41,578,358
Qualified XII (1.00)	6,330,355.254	15.00	94,955,329
Qualified XII (1.05)	739,833.891	14.97	11,075,313
Qualified XII (1.10)	457,542.339	14.35	6,565,733
Qualified XII (1.15)	440,703.184	14.91	6,570,884
Qualified XII (1.20)	163,056.778	14.31	2,333,342
Qualified XII (1.25)	421,437.610	14.86	6,262,563
Qualified XII (1.30)	17,167.263	14.84	254,762
Qualified XII (1.35)	15,972.269	14.24	227,445
Qualified XII (1.40)	72,848.343	15.14	1,102,924
Qualified XII (1.45)	21,849.885	14.20	310,268
Qualified XII (1.50)	13,200.592	14.18	187,184
Qualified XV	141,953.749	14.41	2,045,554
Qualified XVI	467,344.161	14.18	6,626,940
Qualified XVII	53,174.359	14.29	759,862
Qualified XVIII	69,073.968	14.29	987,067
Qualified XXI	321,849.076	14.47	4,657,156
Qualified XXII	1,816.329	14.62	26,555
Qualified XXV	182,034.569	14.49	2,637,681
Qualified XXVI	101,671.460	14.43	1,467,119
Qualified XXVII	8,717,735.985	14.37	125,273,866
Qualified XXVIII	3,139,376.708	14.37	45,112,843
Qualified XXXII	64,751.005	14.29	925,292
Qualified XXXIII (0.65)	54,025.882	14.54	785,536
Qualified XXXVI	86,061.038	14.58	1,254,770
Qualified LIII	165,074.840	15.02	2,479,424
Qualified LIV	172,506.952	14.97	2,582,429
Qualified LV	216,053.425	15.05	3,251,604
Qualified LVI	86,345.833	15.05	1,299,505
	57,612,135.812		$ 840,722,183

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.856	$ 16.78	$ 14
Qualified X (1.15)	3,295.836	16.88	55,634
Qualified X (1.25)	3,868.104	16.78	64,907
Qualified XII (1.00)	18,685.254	17.02	318,023
	25,850.050		$ 438,578
ING Oppenheimer Strategic Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	23,442.084	$ 11.75	$ 275,444
	23,442.084		$ 275,444
ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:	162,948.809	$11.42 to $11.65	$ 1,907,834
Contracts in accumulation period:
Qualified V	2,147.586	11.46	24,611
Qualified VI	3,488,683.537	11.51	40,154,748
Qualified VIII	2,167.362	11.51	24,946
Qualified X (1.15)	122,958.785	11.54	1,418,944
Qualified X (1.25)	300,459.237	11.51	3,458,286
Qualified XII (0.00)	423.515	12.08	5,116
Qualified XII (0.05)	156,528.693	12.08	1,890,867
Qualified XII (0.20)	20,516.285	11.86	243,323
Qualified XII (0.25)	3,782.507	11.85	44,823
Qualified XII (0.30)	69,352.110	11.96	829,451
Qualified XII (0.35)	11,914.796	11.94	142,263
Qualified XII (0.40)	37,379.642	11.80	441,080
Qualified XII (0.45)	10.546	11.90	125
Qualified XII (0.50)	4,774.841	11.80	56,343
Qualified XII (0.50)	391,045.759	11.90	4,653,445
Qualified XII (0.55)	173,158.764	11.87	2,055,395
Qualified XII (0.60)	96,452.355	11.73	1,131,386
Qualified XII (0.65)	99,176.221	11.71	1,161,354
Qualified XII (0.70)	246,556.597	11.80	2,909,368
Qualified XII (0.75)	209,430.816	11.78	2,467,095
Qualified XII (0.80)	375,533.075	11.79	4,427,535
Qualified XII (0.85)	466,211.531	11.77	5,487,310
Qualified XII (0.90)	74,381.848	11.75	873,987
Qualified XII (0.95)	759,653.067	11.73	8,910,730
Qualified XII (1.00)	1,353,515.190	11.71	15,849,663
Qualified XII (1.05)	131,023.313	11.70	1,532,973
Qualified XII (1.10)	106,418.342	11.56	1,230,196
Qualified XII (1.15)	79,892.421	11.66	931,546
Qualified XII (1.20)	65,623.884	11.64	763,862
Qualified XII (1.25)	151,703.358	11.62	1,762,793

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial Class
(continued)
Qualified XII (1.30)	13,837.908	$ 11.60	$ 160,520
Qualified XII (1.35)	3,250.874	11.63	37,808
Qualified XII (1.40)	27,016.703	11.46	309,611
Qualified XII (1.45)	9,553.617	11.59	110,726
Qualified XII (1.50)	1,120.257	11.56	12,950
Qualified XV	16,158.439	11.61	187,599
Qualified XVI	83,459.413	11.43	953,941
Qualified XVII	21,137.427	11.51	243,292
Qualified XVIII	9,630.945	11.51	110,852
Qualified XXI	29,995.715	11.66	349,750
Qualified XXV	14,658.726	11.68	171,214
Qualified XXVI	19,542.291	11.63	227,277
Qualified XXVII	855,228.385	11.73	10,031,829
Qualified XXVIII	276,640.127	11.73	3,244,989
Qualified XXXII	4,119.222	11.51	47,412
Qualified XXXIII (0.65)	32,829.662	11.71	384,435
Qualified XXXVI	18,166.242	11.74	213,272
Qualified LIII	39,502.036	11.92	470,864
Qualified LIV	69,804.374	11.89	829,974
Qualified LV	52,008.509	11.95	621,502
Qualified LVI	14,774.370	11.95	176,554
	10,776,260.034		$ 125,687,769
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	48,452.611	$ 11.43	$ 553,813
	48,452.611		$ 553,813

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	385,577.482	$ 11.81	$ 4,553,670
Contracts in accumulation period:
ING Custom Choice 62	2,927.670	11.67	34,166
ING MAP PLUS NP1	99,604.710	12.02	1,197,249
ING MAP PLUS NP6	18,034.544	11.90	214,611
ING MAP PLUS NP8	110.480	11.85	1,309
ING MAP PLUS NP9	10,134.143	11.83	119,887
ING MAP PLUS NP10	25,286.652	11.81	298,635
ING MAP PLUS NP11	34,880.902	11.78	410,897
ING MAP PLUS NP12	29,634.147	11.76	348,498
ING MAP PLUS NP13	10,086.728	11.74	118,418
ING MAP PLUS NP14	32,635.477	11.72	382,488
ING MAP PLUS NP15	14,312.068	11.69	167,308
ING MAP PLUS NP16	3,813.557	11.67	44,504
ING MAP PLUS NP17	1,989.653	11.65	23,179
ING MAP PLUS NP18	25,395.929	11.62	295,101
ING MAP PLUS NP19	28,272.274	11.60	327,958
ING MAP PLUS NP20	53,029.626	11.58	614,083
ING MAP PLUS NP21	20,424.052	11.56	236,102
ING MAP PLUS NP22	9,851.291	11.53	113,585
ING MAP PLUS NP23	5,304.289	11.51	61,052
ING MAP PLUS NP24	2,874.648	11.49	33,030
ING MAP PLUS NP25	272.787	11.47	3,129
ING MAP PLUS NP26	13,656.482	11.44	156,230
ING MAP PLUS NP27	36.788	11.42	420
ING MAP PLUS NP28	20,611.311	11.40	234,969
ING MAP PLUS NP29	180.733	11.38	2,057
ING MAP PLUS NP30	6,657.642	11.35	75,564
ING MAP PLUS NP32	79.127	11.31	895
ING MAP PLUS NP36	5,006.181	11.22	56,169
Qualified VI	1,794,126.589	12.69	22,767,466
Qualified VIII	730.478	12.69	9,270
Qualified X (1.15)	39,216.146	12.77	500,790
Qualified X (1.25)	141,546.578	12.69	1,796,226
Qualified XII (0.25)	1,254.255	13.44	16,857
Qualified XII (0.30)	59,516.639	13.40	797,523
Qualified XII (0.35)	1,576.657	13.36	21,064
Qualified XII (0.40)	97,501.426	13.32	1,298,719
Qualified XII (0.50)	21,356.493	13.25	282,974
Qualified XII (0.50)	5,714.832	13.42	76,693
Qualified XII (0.55)	20,035.859	13.21	264,674
Qualified XII (0.60)	36,371.311	13.17	479,010
Qualified XII (0.65)	277,473.886	13.13	3,643,232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
Qualified XII (0.70)	84,243.504	$ 13.10	$ 1,103,590
Qualified XII (0.75)	66,542.319	13.06	869,043
Qualified XII (0.80)	94,614.927	13.02	1,231,886
Qualified XII (0.85)	243,076.855	12.99	3,157,568
Qualified XII (0.90)	22,931.329	12.95	296,961
Qualified XII (0.95)	391,018.311	12.91	5,048,046
Qualified XII (1.00)	696,590.213	12.88	8,972,082
Qualified XII (1.05)	120,414.062	12.84	1,546,117
Qualified XII (1.10)	30,548.117	12.80	391,016
Qualified XII (1.15)	38,904.413	12.77	496,809
Qualified XII (1.20)	27,138.427	12.73	345,472
Qualified XII (1.25)	99,218.177	12.69	1,259,079
Qualified XII (1.30)	7,861.269	12.66	99,524
Qualified XII (1.35)	4,953.662	12.62	62,515
Qualified XII (1.40)	9,963.195	12.59	125,437
Qualified XII (1.45)	5,025.757	12.55	63,073
Qualified XII (1.50)	9,127.612	12.51	114,186
Qualified XV	9,664.463	12.91	124,768
Qualified XVI	59,981.824	12.51	750,373
Qualified XVII	2,750.862	12.69	34,908
Qualified XVIII	2,303.922	12.88	29,675
Qualified XXI	13,012.719	13.02	169,426
Qualified XXV	8,754.034	13.06	114,328
Qualified XXVI	10,289.386	12.95	133,248
Qualified XXVII	760,652.939	11.80	8,975,705
Qualified XXVIII	301,897.443	12.88	3,888,439
Qualified XXXII	1,801.440	11.55	20,807
Qualified XXXIII (0.65)	23,524.073	13.35	314,046
Qualified XXXVII	37.479	10.22	383
Qualified LIII	19,570.558	11.47	224,474
Qualified LIV	48,660.208	11.43	556,186
Qualified LV	35,822.043	11.49	411,595
	6,607,998.064		$ 83,010,426

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	14,273.396	$ 11.14	$ 159,006
Contracts in accumulation period:
Qualified VI	146,793.431	11.08	1,626,471
Qualified X (1.15)	1,692.662	11.10	18,789
Qualified X (1.25)	7,553.887	11.08	83,697
Qualified XII (0.00)	469.388	11.32	5,313
Qualified XII (0.25)	1.914	11.27	22
Qualified XII (0.30)	10.945	11.26	123
Qualified XII (0.40)	3,976.524	11.24	44,696
Qualified XII (0.50)	15.481	11.23	174
Qualified XII (0.50)	136,419.784	11.23	1,531,994
Qualified XII (0.55)	314.614	11.22	3,530
Qualified XII (0.60)	2,987.001	11.21	33,484
Qualified XII (0.65)	369.860	11.20	4,142
Qualified XII (0.70)	2,823.930	11.19	31,600
Qualified XII (0.75)	784.367	11.18	8,769
Qualified XII (0.80)	2,162.973	11.17	24,160
Qualified XII (0.85)	10,869.158	11.16	121,300
Qualified XII (0.90)	748.916	11.15	8,350
Qualified XII (0.95)	31,112.363	11.14	346,592
Qualified XII (1.00)	70,354.773	11.13	783,049
Qualified XII (1.05)	3,457.478	11.12	38,447
Qualified XII (1.10)	5,031.947	11.11	55,905
Qualified XII (1.15)	548.623	11.10	6,090
Qualified XII (1.20)	337.848	11.09	3,747
Qualified XII (1.25)	8,142.071	11.08	90,214
Qualified XII (1.30)	6.542	11.08	72
Qualified XII (1.35)	85.929	11.07	951
Qualified XII (1.40)	5,255.978	11.06	58,131
Qualified XII (1.50)	1.322	11.04	15
Qualified XV	280.037	11.14	3,120
Qualified XVI	1,713.084	11.04	18,912
Qualified XVIII	863.976	11.13	9,616
Qualified XXI	2,359.834	11.17	26,359
Qualified XXVI	656.070	11.15	7,315
Qualified LIII	854.227	11.26	9,619
Qualified LIV	1,054.866	11.23	11,846
Qualified LV	764.081	11.29	8,626
	465,149.280		$ 5,184,246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP18	53.507	$ 11.11	$ 594
ING MAP PLUS NP22	289.531	11.08	3,208
ING MAP PLUS NP23	6,996.285	11.07	77,449
ING MAP PLUS NP24	625.615	11.06	6,919
ING MAP PLUS NP26	479.714	11.04	5,296
ING MAP PLUS NP28	178.472	11.02	1,967
	8,623.124		$ 95,433
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	108,666.868	$ 12.38	$ 1,345,296
ING MAP PLUS NP6	18,093.746	12.30	222,553
ING MAP PLUS NP8	96,378.769	12.27	1,182,567
ING MAP PLUS NP9	3,273.783	12.25	40,104
ING MAP PLUS NP10	223,822.846	12.23	2,737,353
ING MAP PLUS NP11	37,849.753	12.22	462,524
ING MAP PLUS NP13	5,796.187	12.19	70,656
ING MAP PLUS NP14	14,332.412	12.17	174,425
ING MAP PLUS NP15	29,977.788	12.15	364,230
ING MAP PLUS NP16	17,760.872	12.14	215,617
ING MAP PLUS NP17	45,817.361	12.12	555,306
ING MAP PLUS NP18	6,143.966	12.10	74,342
ING MAP PLUS NP19	37,838.965	12.09	457,473
ING MAP PLUS NP20	5,541.184	12.07	66,882
ING MAP PLUS NP21	28,259.648	12.06	340,811
ING MAP PLUS NP22	47,498.349	12.04	571,880
ING MAP PLUS NP23	23,809.514	12.02	286,190
ING MAP PLUS NP24	1,055.918	12.01	12,682
ING MAP PLUS NP25	164.502	11.99	1,972
ING MAP PLUS NP26	20,507.577	11.98	245,681
ING MAP PLUS NP28	7,821.578	11.94	93,390
ING MAP PLUS NP29	4,067.617	11.93	48,527
ING MAP PLUS NP30	68.406	11.91	815
ING MAP PLUS NP32	110.617	11.88	1,314
Qualified XXXV	15,114.230	11.72	177,139
	799,772.456		$ 9,749,729

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	762.677	$ 12.07	$ 9,206
Qualified V	2,039.910	12.02	24,520
Qualified VI	740,816.212	12.07	8,941,652
Qualified X (1.15)	68,764.470	12.10	832,050
Qualified X (1.25)	119,443.862	12.07	1,441,687
Qualified XII (0.00)	30.371	12.48	379
Qualified XII (0.05)	12,110.894	12.48	151,144
Qualified XII (0.05)	21,495.244	12.48	268,261
Qualified XII (0.25)	187,611.183	12.40	2,326,379
Qualified XII (0.30)	27,936.513	12.38	345,854
Qualified XII (0.35)	174,997.460	12.36	2,162,969
Qualified XII (0.40)	438.450	12.35	5,415
Qualified XII (0.50)	101.944	12.34	1,258
Qualified XII (0.50)	151,358.015	12.31	1,863,217
Qualified XII (0.55)	44,315.391	12.30	545,079
Qualified XII (0.60)	121,823.860	12.28	1,495,997
Qualified XII (0.65)	29,775.689	12.27	365,348
Qualified XII (0.70)	44,810.191	12.25	548,925
Qualified XII (0.75)	6,685.164	12.23	81,760
Qualified XII (0.80)	57,237.871	12.22	699,447
Qualified XII (0.85)	91,089.179	12.20	1,111,288
Qualified XII (0.90)	21,983.905	12.18	267,764
Qualified XII (0.95)	150,470.192	12.17	1,831,222
Qualified XII (1.00)	84,834.237	12.15	1,030,736
Qualified XII (1.05)	68,901.340	12.13	835,773
Qualified XII (1.10)	13,246.932	12.12	160,553
Qualified XII (1.15)	48,074.950	12.10	581,707
Qualified XII (1.20)	3,858.123	12.09	46,645
Qualified XII (1.25)	33,843.614	12.07	408,492
Qualified XII (1.30)	208.172	12.05	2,508
Qualified XII (1.40)	4,824.113	12.02	57,986
Qualified XII (1.45)	355.936	12.01	4,275
Qualified XV	13,009.694	12.17	158,328
Qualified XVI	15,989.789	11.99	191,718
Qualified XVIII	6,849.200	12.07	82,670
Qualified XXI	38,152.810	12.22	466,227
Qualified XXV	710.503	12.23	8,689
Qualified XXVI	98.447	12.18	1,199
Qualified XXXII	3,673.443	12.07	44,338
Qualified XXXVI	5,462.996	12.30	67,195
Qualified LIII	11,473.673	12.40	142,274
Qualified LIV	11,202.439	12.36	138,462
Qualified LV	15,873.915	12.42	197,154
Qualified LVI	28,249.784	12.43	351,145
	2,484,992.757		$ 30,298,895

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	207,619.872	$ 12.85	$ 2,667,915
ING MAP PLUS NP6	6,242.987	12.77	79,723
ING MAP PLUS NP8	103,546.659	12.73	1,318,149
ING MAP PLUS NP9	8,139.773	12.72	103,538
ING MAP PLUS NP10	125,966.507	12.70	1,599,775
ING MAP PLUS NP11	49,706.844	12.68	630,283
ING MAP PLUS NP13	29,959.934	12.65	378,993
ING MAP PLUS NP14	49,639.851	12.63	626,951
ING MAP PLUS NP15	49,662.590	12.61	626,245
ING MAP PLUS NP16	5,001.256	12.60	63,016
ING MAP PLUS NP17	32,287.920	12.58	406,182
ING MAP PLUS NP18	12,773.791	12.56	160,439
ING MAP PLUS NP19	31,638.114	12.55	397,058
ING MAP PLUS NP20	10,134.938	12.53	126,991
ING MAP PLUS NP21	81,529.871	12.51	1,019,939
ING MAP PLUS NP22	56,882.939	12.50	711,037
ING MAP PLUS NP23	18,235.483	12.48	227,579
ING MAP PLUS NP24	22,084.969	12.46	275,179
ING MAP PLUS NP25	1,158.058	12.45	14,418
ING MAP PLUS NP26	13,643.109	12.43	169,584
ING MAP PLUS NP28	5,865.195	12.40	72,728
ING MAP PLUS NP29	6,114.435	12.38	75,697
ING MAP PLUS NP30	6,826.601	12.36	84,377
ING MAP PLUS NP32	3,721.273	12.33	45,883
Qualified XXXV	18,537.626	11.94	221,339
	956,920.595		$ 12,103,018

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Qualified V	1,592.629	$ 12.48	$ 19,876
Qualified VI	924,040.961	12.53	11,578,233
Qualified X (1.15)	23,037.821	12.57	289,585
Qualified X (1.25)	96,780.129	12.53	1,212,655
Qualified XII (0.05)	7,503.352	12.96	97,243
Qualified XII (0.05)	233,573.907	12.96	3,027,118
Qualified XII (0.25)	253,905.798	12.87	3,267,768
Qualified XII (0.30)	24,350.575	12.86	313,148
Qualified XII (0.35)	186,430.584	12.84	2,393,769
Qualified XII (0.40)	7,855.586	12.82	100,709
Qualified XII (0.50)	86,634.283	12.79	1,108,052
Qualified XII (0.55)	29,061.984	12.77	371,122
Qualified XII (0.60)	240,916.276	12.75	3,071,683
Qualified XII (0.65)	23,517.086	12.74	299,608
Qualified XII (0.70)	75,727.221	12.72	963,250
Qualified XII (0.75)	431.007	12.70	5,474
Qualified XII (0.80)	48,509.259	12.68	615,097
Qualified XII (0.85)	118,560.048	12.67	1,502,156
Qualified XII (0.90)	28,205.121	12.65	356,795
Qualified XII (0.95)	226,103.807	12.63	2,855,691
Qualified XII (1.00)	150,320.418	12.62	1,897,044
Qualified XII (1.05)	63,913.822	12.60	805,314
Qualified XII (1.10)	28,203.398	12.58	354,799
Qualified XII (1.15)	40,203.705	12.57	505,361
Qualified XII (1.20)	9,321.865	12.55	116,989
Qualified XII (1.25)	22,806.093	12.53	285,760
Qualified XII (1.30)	4,652.311	12.52	58,247
Qualified XII (1.35)	128.733	12.50	1,609
Qualified XII (1.40)	15,455.087	12.48	192,879
Qualified XII (1.45)	2,173.457	12.47	27,103
Qualified XV	844.037	12.63	10,660
Qualified XVI	25,632.350	12.45	319,123
Qualified XVII	121.583	12.53	1,523
Qualified XVIII	289.678	12.53	3,630
Qualified XXI	14,612.976	12.68	185,293
Qualified XXV	9,318.106	12.70	118,340
Qualified XXVI	599.539	12.65	7,584
Qualified XXVIII	29,279.340	9.87	288,987
Qualified XXXII	989.562	12.53	12,399
Qualified XXXVI	250.345	12.77	3,197
Qualified LIII	21,340.001	12.87	274,646
Qualified LIV	18,618.133	12.83	238,871
Qualified LV	11,482.411	12.90	148,123
Qualified LVI	19,904.718	12.91	256,970
	3,127,199.102		$ 39,563,483

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	83,771.137	$ 13.32	$ 1,115,832
ING MAP PLUS NP6	3,009.927	13.23	39,821
ING MAP PLUS NP8	161,060.325	13.19	2,124,386
ING MAP PLUS NP9	20,614.406	13.17	271,492
ING MAP PLUS NP10	73,493.035	13.16	967,168
ING MAP PLUS NP11	44,864.290	13.14	589,517
ING MAP PLUS NP13	17,955.717	13.10	235,220
ING MAP PLUS NP14	57,241.938	13.09	749,297
ING MAP PLUS NP15	58,364.426	13.07	762,823
ING MAP PLUS NP17	54,259.064	13.03	706,996
ING MAP PLUS NP18	6,602.892	13.02	85,970
ING MAP PLUS NP19	12,993.292	13.00	168,913
ING MAP PLUS NP20	8,372.212	12.98	108,671
ING MAP PLUS NP21	35,538.525	12.96	460,579
ING MAP PLUS NP22	65,791.778	12.95	852,004
ING MAP PLUS NP23	6,919.683	12.93	89,472
ING MAP PLUS NP24	3,458.905	12.91	44,654
ING MAP PLUS NP25	1,050.936	12.89	13,547
ING MAP PLUS NP26	9,732.156	12.88	125,350
ING MAP PLUS NP28	7,634.611	12.84	98,028
ING MAP PLUS NP29	8,834.386	12.83	113,345
ING MAP PLUS NP30	3,518.486	12.81	45,072
ING MAP PLUS NP32	1,150.482	12.77	14,692
Qualified XXXV	3,847.016	12.24	47,087
	750,079.625		$ 9,829,936

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	524,485.774	$ 12.97	$ 6,802,580
Qualified X (1.15)	9,627.709	13.01	125,256
Qualified X (1.25)	48,484.989	12.97	628,850
Qualified XII (0.00)	3.729	13.41	50
Qualified XII (0.05)	14,584.333	13.41	195,576
Qualified XII (0.05)	21,366.775	13.41	286,528
Qualified XII (0.25)	232,729.205	13.32	3,099,953
Qualified XII (0.30)	27,959.627	13.30	371,863
Qualified XII (0.35)	116,661.940	13.29	1,550,437
Qualified XII (0.40)	3,337.542	13.27	44,289
Qualified XII (0.50)	617.692	13.26	8,191
Qualified XII (0.50)	81,082.686	13.23	1,072,724
Qualified XII (0.55)	25,437.986	13.22	336,290
Qualified XII (0.60)	103,554.697	13.20	1,366,922
Qualified XII (0.65)	15,910.979	13.18	209,707
Qualified XII (0.70)	71,264.518	13.16	937,841
Qualified XII (0.75)	1,449.310	13.15	19,058
Qualified XII (0.80)	9,217.532	13.13	121,026
Qualified XII (0.85)	165,296.957	13.11	2,167,043
Qualified XII (0.90)	29,796.147	13.09	390,032
Qualified XII (0.95)	178,983.706	13.08	2,341,107
Qualified XII (1.00)	143,179.516	13.06	1,869,924
Qualified XII (1.05)	49,043.710	13.04	639,530
Qualified XII (1.10)	12,883.827	13.02	167,747
Qualified XII (1.15)	37,838.813	13.01	492,283
Qualified XII (1.20)	13,812.776	12.99	179,428
Qualified XII (1.25)	29,607.745	12.97	384,012
Qualified XII (1.30)	670.127	12.95	8,678
Qualified XII (1.40)	14,870.803	12.92	192,131
Qualified XII (1.45)	177.432	12.90	2,289
Qualified XII (1.50)	1,810.463	12.88	23,319
Qualified XV	258.830	13.08	3,385
Qualified XVI	34,807.773	12.88	448,324
Qualified XVIII	1,595.199	12.97	20,690
Qualified XXI	8,960.594	13.13	117,653
Qualified XXV	5,010.537	13.15	65,889
Qualified XXVI	122.994	13.09	1,610
Qualified XXXII	2,199.766	12.97	28,531
Qualified XXXVI	5,302.486	13.22	70,099
Qualified LIII	19,280.465	13.32	256,816
Qualified LIV	8,291.826	13.28	110,115
Qualified LV	24,970.367	13.35	333,354
Qualified LVI	3,992.789	13.36	53,344
	2,100,542.671		$ 27,544,474

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	151,348.809	$ 13.75	$ 2,081,046
ING MAP PLUS NP6	8,196.671	13.66	111,967
ING MAP PLUS NP8	137,664.825	13.62	1,874,995
ING MAP PLUS NP9	31,270.596	13.60	425,280
ING MAP PLUS NP10	9,792.216	13.59	133,076
ING MAP PLUS NP11	27,758.279	13.57	376,680
ING MAP PLUS NP13	26,646.123	13.53	360,522
ING MAP PLUS NP14	25,241.902	13.51	341,018
ING MAP PLUS NP15	52,905.132	13.50	714,219
ING MAP PLUS NP17	26,705.454	13.46	359,455
ING MAP PLUS NP18	4,509.654	13.44	60,610
ING MAP PLUS NP19	1,862.198	13.42	24,991
ING MAP PLUS NP20	2,322.122	13.41	31,140
ING MAP PLUS NP21	23,279.076	13.39	311,707
ING MAP PLUS NP22	10,160.589	13.37	135,847
ING MAP PLUS NP23	13,790.559	13.35	184,104
ING MAP PLUS NP24	3,534.130	13.33	47,110
ING MAP PLUS NP25	1,636.990	13.32	21,805
ING MAP PLUS NP26	2,311.986	13.30	30,749
ING MAP PLUS NP28	8,048.394	13.26	106,722
ING MAP PLUS NP29	2,867.761	13.24	37,969
ING MAP PLUS NP30	1,786.342	13.23	23,633
ING MAP PLUS NP32	2,885.095	13.19	38,054
Qualified XXXV	2,003.619	12.42	24,885
	578,528.522		$ 7,857,584

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	406,376.472	$ 13.38	$ 5,437,317
Qualified X (1.15)	9,264.115	13.42	124,324
Qualified X (1.25)	32,509.081	13.38	434,972
Qualified XII (0.00)	66.095	13.84	915
Qualified XII (0.05)	13,254.009	13.84	183,435
Qualified XII (0.05)	35,876.378	13.84	496,529
Qualified XII (0.25)	83,862.188	13.75	1,153,105
Qualified XII (0.30)	24,326.837	13.73	334,007
Qualified XII (0.35)	12,540.374	13.71	171,929
Qualified XII (0.40)	441.402	13.69	6,043
Qualified XII (0.50)	1,443.989	13.68	19,754
Qualified XII (0.50)	44,478.129	13.66	607,571
Qualified XII (0.55)	11,576.804	13.64	157,908
Qualified XII (0.60)	40,035.346	13.62	545,281
Qualified XII (0.65)	7,939.959	13.60	107,983
Qualified XII (0.70)	42,155.705	13.58	572,474
Qualified XII (0.75)	1,594.809	13.56	21,626
Qualified XII (0.80)	27,173.043	13.55	368,195
Qualified XII (0.85)	75,668.863	13.53	1,023,800
Qualified XII (0.90)	8,193.317	13.51	110,692
Qualified XII (0.95)	95,845.621	13.49	1,292,957
Qualified XII (1.00)	113,690.748	13.47	1,531,414
Qualified XII (1.05)	42,982.127	13.46	578,539
Qualified XII (1.10)	15,364.086	13.44	206,493
Qualified XII (1.15)	14,279.766	13.42	191,634
Qualified XII (1.20)	15,053.741	13.40	201,720
Qualified XII (1.25)	19,854.007	13.38	265,647
Qualified XII (1.30)	167.099	13.37	2,234
Qualified XII (1.35)	16.137	13.35	215
Qualified XII (1.40)	13,264.194	13.33	176,812
Qualified XII (1.45)	153.056	13.31	2,037
Qualified XV	931.579	13.49	12,567
Qualified XVI	14,185.416	13.29	188,524
Qualified XXI	9,808.030	13.55	132,899
Qualified XXV	620.932	13.56	8,420
Qualified XXVI	1,715.406	13.51	23,175
Qualified XXVIII	1,027.587	9.89	10,163
Qualified XXXVI	10,654.275	13.64	145,324
Qualified LIII	14,351.951	13.75	197,339
Qualified LIV	9,148.595	13.71	125,427
Qualified LV	20,391.063	13.78	280,989
Qualified LVI	705.773	13.78	9,726
	1,292,988.104		$ 17,462,115

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	7,023.270	$ 11.65	$ 81,821
ING MAP PLUS NP6	32,622.733	11.58	377,771
ING MAP PLUS NP8	144,722.104	11.54	1,670,093
ING MAP PLUS NP10	349,822.222	11.51	4,026,454
ING MAP PLUS NP11	23,595.898	11.50	271,353
ING MAP PLUS NP13	1,033.332	11.47	11,852
ING MAP PLUS NP14	4,994.416	11.45	57,186
ING MAP PLUS NP15	11,245.735	11.44	128,651
ING MAP PLUS NP17	2,801.160	11.41	31,961
ING MAP PLUS NP18	1,937.504	11.39	22,068
ING MAP PLUS NP19	5,106.253	11.38	58,109
ING MAP PLUS NP20	14,182.514	11.36	161,113
ING MAP PLUS NP21	28,149.187	11.34	319,212
ING MAP PLUS NP22	1,874.868	11.33	21,242
ING MAP PLUS NP23	1,345.292	11.31	15,215
ING MAP PLUS NP24	424.304	11.30	4,795
ING MAP PLUS NP25	511.480	11.28	5,769
ING MAP PLUS NP26	1,462.469	11.27	16,482
ING MAP PLUS NP28	350.653	11.24	3,941
ING MAP PLUS NP29	168.220	11.22	1,887
Qualified XXXV	12,364.290	11.35	140,335
	645,737.904		$ 7,427,310

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	155,681.344	$ 11.35	$ 1,766,983
Qualified X (1.15)	12,055.179	11.38	137,188
Qualified X (1.25)	82,716.503	11.35	938,832
Qualified XII (0.05)	1,352.033	11.74	15,873
Qualified XII (0.05)	3,513.509	11.74	41,249
Qualified XII (0.25)	35,162.850	11.66	409,999
Qualified XII (0.30)	56,353.541	11.64	655,955
Qualified XII (0.35)	6,465.878	11.63	75,198
Qualified XII (0.40)	377.579	11.61	4,384
Qualified XII (0.50)	72,215.886	11.58	836,260
Qualified XII (0.55)	5,294.866	11.57	61,262
Qualified XII (0.60)	21,338.474	11.55	246,459
Qualified XII (0.65)	226.511	11.54	2,614
Qualified XII (0.70)	3,236.159	11.52	37,281
Qualified XII (0.75)	5,311.270	11.51	61,133
Qualified XII (0.80)	363.171	11.49	4,173
Qualified XII (0.85)	44,499.505	11.47	510,409
Qualified XII (0.90)	5,657.537	11.46	64,835
Qualified XII (0.95)	48,338.948	11.44	552,998
Qualified XII (1.00)	32,055.366	11.43	366,393
Qualified XII (1.05)	14,214.056	11.41	162,182
Qualified XII (1.10)	4,345.779	11.40	49,542
Qualified XII (1.15)	1,333.417	11.38	15,174
Qualified XII (1.20)	336.572	11.37	3,827
Qualified XII (1.25)	3,711.552	11.35	42,126
Qualified XII (1.30)	2.660	11.34	30
Qualified XII (1.40)	657.248	11.31	7,433
Qualified XVI	1,564.517	11.28	17,648
Qualified XVIII	791.804	11.35	8,987
Qualified XXI	2,391.768	11.49	27,481
Qualified XXXII	1,177.812	11.35	13,368
Qualified LIV	1,177.157	11.63	13,690
Qualified LV	20,021.220	11.69	234,048
Qualified LVI	2.890	11.69	34
	643,944.561		$ 7,385,048
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	28,775.555	$ 12.70	$ 365,450
	28,775.555		$ 365,450

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Currently payable annuity contracts:	53,680.912	$ 13.59	$ 729,524
Contracts in accumulation period:
ING Custom Choice 62	185.990	13.39	2,490
ING MAP PLUS NP8	258.100	12.10	3,123
ING MAP PLUS NP12	56.778	12.05	684
ING MAP PLUS NP15	2,645.599	12.01	31,774
ING MAP PLUS NP18	1,083.313	11.98	12,978
ING MAP PLUS NP20	1,056.608	11.95	12,626
ING MAP PLUS NP26	62.840	11.88	747
ING MAP PLUS NP28	3,207.765	11.86	38,044
ING MAP PLUS NP29	245.334	11.84	2,905
Qualified V	1,792.625	13.32	23,878
Qualified VI	11,349,582.190	13.39	151,970,906
Qualified VIII	15,273.263	13.38	204,356
Qualified X (1.15)	408,576.049	13.42	5,483,091
Qualified X (1.25)	750,960.491	13.80	10,363,255
Qualified XII (0.00)	17.162	14.35	246
Qualified XII (0.05)	168,996.071	14.35	2,425,094
Qualified XII (0.20)	100,281.143	14.18	1,421,987
Qualified XII (0.25)	28,847.689	14.18	409,060
Qualified XII (0.30)	76,716.206	13.76	1,055,615
Qualified XII (0.35)	52,729.828	14.13	745,072
Qualified XII (0.40)	55,809.459	13.72	765,706
Qualified XII (0.45)	841.499	13.70	11,529
Qualified XII (0.50)	424,163.374	14.13	5,993,428
Qualified XII (0.50)	108,490.627	13.72	1,488,491
Qualified XII (0.55)	183,460.889	14.01	2,570,287
Qualified XII (0.60)	310,862.380	13.99	4,348,965
Qualified XII (0.65)	53,236.986	13.95	742,656
Qualified XII (0.70)	427,747.498	13.92	5,954,245
Qualified XII (0.75)	402,624.981	13.88	5,588,435
Qualified XII (0.80)	1,029,744.753	14.00	14,416,427
Qualified XII (0.85)	1,097,828.114	13.54	14,864,593
Qualified XII (0.90)	74,483.879	13.95	1,039,050
Qualified XII (0.95)	1,639,397.437	13.95	22,869,594
Qualified XII (1.00)	2,600,163.595	13.48	35,050,205
Qualified XII (1.05)	325,462.600	13.46	4,380,727
Qualified XII (1.10)	253,546.920	13.44	3,407,671
Qualified XII (1.15)	220,002.209	13.84	3,044,831
Qualified XII (1.20)	108,033.339	13.41	1,448,727
Qualified XII (1.25)	154,634.007	13.80	2,133,949
Qualified XII (1.30)	12,859.277	13.78	177,201
Qualified XII (1.35)	11,270.441	13.35	150,460

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class (continued)
Qualified XII (1.40)	49,570.103	$ 13.33	$ 660,769
Qualified XII (1.45)	5,365.324	13.31	71,412
Qualified XII (1.50)	8,707.117	13.29	115,718
Qualified XV	134,089.125	13.50	1,810,203
Qualified XVI	260,787.827	13.29	3,465,870
Qualified XVII	16,111.441	13.39	215,732
Qualified XVIII	31,230.448	13.39	418,176
Qualified XXI	256,546.057	13.56	3,478,765
Qualified XXII	95.213	13.70	1,304
Qualified XXV	162,993.390	13.58	2,213,450
Qualified XXVI	121,342.359	13.52	1,640,549
Qualified XXVII	3,997,571.043	13.57	54,247,039
Qualified XXVIII	443,635.881	13.57	6,020,139
Qualified XXXII	18,121.382	13.39	242,645
Qualified XXXVI	82,810.473	13.66	1,131,191
Qualified LIII	215,746.435	14.37	3,100,276
Qualified LIV	83,507.295	14.33	1,196,660
Qualified LV	167,012.749	14.40	2,404,984
Qualified LVI	102,736.813	14.41	1,480,437
	28,668,900.695		$ 389,299,951
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	1,435.133	$ 13.94	$ 20,006
ING MAP PLUS NP8	1,351.634	13.75	18,585
ING MAP PLUS NP11	11,455.023	13.67	156,590
ING MAP PLUS NP12	6,516.049	13.65	88,944
ING MAP PLUS NP20	11,605.727	13.43	155,865
ING MAP PLUS NP23	965.804	13.36	12,903
ING MAP PLUS NP26	32.350	13.28	430
Qualified VI	23.446	9.93	233
Qualified XII (1.00)	5,974.915	10.08	60,227
	39,360.081		$ 513,783
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	91,886.937	$ 12.57	$ 1,155,019
	91,886.937		$ 1,155,019

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:	88,391.133	$10.39 to $17.35	$ 1,362,806
Contracts in accumulation period:
ING Custom Choice 62	3,089.528	14.22	43,933
Qualified V	1,772.841	26.03	46,147
Qualified VI	3,376,758.709	26.01	87,829,494
Qualified VIII	2,658.639	26.53	70,534
Qualified X (1.15)	166,326.944	29.50	4,906,645
Qualified X (1.25)	304,257.782	23.96	7,290,016
Qualified XII (0.00)	44.489	17.78	791
Qualified XII (0.05)	19,728.074	28.22	556,726
Qualified XII (0.20)	76,726.446	17.44	1,338,109
Qualified XII (0.25)	3,794.122	17.36	65,866
Qualified XII (0.30)	200,701.465	17.28	3,468,121
Qualified XII (0.35)	26,613.711	17.19	457,490
Qualified XII (0.40)	16,766.858	26.09	437,447
Qualified XII (0.45)	361.447	17.03	6,155
Qualified XII (0.50)	6,007.165	14.89	89,447
Qualified XII (0.50)	250,854.639	17.71	4,442,636
Qualified XII (0.55)	93,735.292	16.87	1,581,314
Qualified XII (0.60)	163,563.201	16.79	2,746,226
Qualified XII (0.65)	157,029.453	16.70	2,622,392
Qualified XII (0.70)	303,391.332	16.62	5,042,364
Qualified XII (0.75)	340,259.837	16.54	5,627,898
Qualified XII (0.80)	425,735.620	18.14	7,722,844
Qualified XII (0.85)	336,595.675	25.10	8,448,551
Qualified XII (0.90)	18,687.849	17.44	325,916
Qualified XII (0.95)	1,050,004.721	24.81	26,050,617
Qualified XII (1.00)	941,943.779	24.67	23,237,753
Qualified XII (1.05)	111,470.062	24.52	2,733,246
Qualified XII (1.10)	59,841.384	24.38	1,458,933
Qualified XII (1.15)	69,959.479	24.24	1,695,818
Qualified XII (1.20)	26,132.972	24.10	629,805
Qualified XII (1.25)	87,681.092	23.96	2,100,839
Qualified XII (1.30)	3,001.503	23.82	71,496
Qualified XII (1.35)	2,269.727	23.68	53,747
Qualified XII (1.40)	13,009.655	23.54	306,247
Qualified XII (1.45)	2,188.404	23.41	51,231
Qualified XII (1.50)	1,234.766	23.27	28,733
Qualified XV	12,333.002	26.88	331,511
Qualified XVI	103,162.861	25.32	2,612,084
Qualified XVII	10,725.408	26.01	278,968
Qualified XVIII	12,761.503	29.13	371,743
Qualified XXI	48,671.649	27.23	1,325,329

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial Class
(continued)
Qualified XXII	51.384	$ 27.78	$ 1,427
Qualified XXV	13,688.706	26.97	369,184
Qualified XXVI	22,189.094	26.67	591,783
Qualified XXVII	1,294,160.199	30.54	39,523,652
Qualified XXVIII	706,963.979	30.45	21,527,053
Qualified XXXII	10,691.001	14.36	153,523
Qualified XXXIII (0.65)	7,776.565	14.67	114,082
Qualified XXXVI	11,043.923	14.76	163,008
Qualified LIII	29,469.034	14.12	416,103
Qualified LIV	56,241.023	14.08	791,874
Qualified LV	83,561.419	14.15	1,182,394
Qualified LVI	22,841.047	14.15	323,201
	11,198,921.592		$ 275,025,252
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	7,327.651	$ 14.14	$ 103,613
ING MAP PLUS NP9	2,058.947	13.92	28,661
ING MAP PLUS NP10	15,796.440	13.89	219,413
ING MAP PLUS NP11	22,750.514	13.86	315,322
ING MAP PLUS NP16	2,006.428	13.73	27,548
ING MAP PLUS NP17	13,423.988	13.70	183,909
ING MAP PLUS NP18	858.552	13.67	11,736
ING MAP PLUS NP21	1,308.171	13.59	17,778
ING MAP PLUS NP22	830.856	13.57	11,275
ING MAP PLUS NP23	489.555	13.54	6,629
ING MAP PLUS NP24	1,808.618	13.51	24,434
ING MAP PLUS NP25	845.071	13.49	11,400
ING MAP PLUS NP26	1,532.843	13.46	20,632
ING MAP PLUS NP27	344.354	13.44	4,628
ING MAP PLUS NP28	1,327.195	13.41	17,798
ING MAP PLUS NP30	1,038.624	13.36	13,876
ING MAP PLUS NP32	297.333	13.31	3,958
Qualified XII (1.00)	13,680.550	15.48	211,775
	87,725.690		$ 1,234,385

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	357.884	$ 12.72	$ 4,552
ING MAP PLUS NP17	4.528	12.81	58
ING MAP PLUS NP25	438.251	12.73	5,579
Qualified VI	151,871.542	12.72	1,931,806
Qualified XII (0.00)	345.114	12.99	4,483
Qualified XII (0.25)	35.324	12.93	457
Qualified XII (0.40)	487.626	12.90	6,290
Qualified XII (0.50)	69,960.323	12.88	901,089
Qualified XII (0.55)	971.462	12.87	12,503
Qualified XII (0.60)	1,180.181	12.86	15,177
Qualified XII (0.65)	656.419	12.85	8,435
Qualified XII (0.70)	5,270.737	12.83	67,624
Qualified XII (0.75)	3,970.349	12.82	50,900
Qualified XII (0.80)	19,551.931	12.81	250,460
Qualified XII (0.85)	14,088.939	12.80	180,338
Qualified XII (0.90)	1,340.178	12.79	17,141
Qualified XII (0.95)	28,130.624	12.78	359,509
Qualified XII (1.00)	92,850.767	12.77	1,185,704
Qualified XII (1.05)	3,384.136	12.76	43,182
Qualified XII (1.10)	3,529.991	12.75	45,007
Qualified XII (1.15)	7,541.870	12.74	96,083
Qualified XII (1.20)	1,908.218	12.73	24,292
Qualified XII (1.25)	4,608.743	12.72	58,623
Qualified XII (1.35)	809.072	12.70	10,275
Qualified XII (1.40)	395.978	12.68	5,021
Qualified XII (1.45)	11.912	12.67	151
Qualified XV	230.631	12.78	2,947
Qualified XVI	1,434.791	12.66	18,164
Qualified XVII	54.597	12.72	694
Qualified XXI	4,053.140	12.81	51,921
Qualified XXV	1,395.678	12.82	17,893
Qualified XXVI	128.323	12.79	1,641
Qualified LIII	1,572.189	12.92	20,313
Qualified LIV	2,037.122	12.88	26,238
Qualified LV	663.837	12.95	8,597
	425,272.407		$ 5,433,147
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	41,369.030	$ 12.60	$ 521,250
	41,369.030		$ 521,250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	57,875.896	$7.56 to $29.26	$ 831,426
Contracts in accumulation period:
Qualified V	449.420	28.73	12,912
Qualified VI	1,023,020.430	29.26	29,933,578
Qualified VIII	4,082.084	25.13	102,583
Qualified X (1.15)	41,524.940	12.84	533,180
Qualified X (1.25)	123,209.547	12.72	1,567,225
Qualified XII (0.05)	9,808.776	31.75	311,429
Qualified XII (0.20)	18,709.763	14.24	266,427
Qualified XII (0.25)	1,388.629	14.17	19,677
Qualified XII (0.30)	14,977.228	14.10	211,179
Qualified XII (0.35)	3,686.579	14.03	51,723
Qualified XII (0.40)	7,892.680	20.51	161,879
Qualified XII (0.45)	5.887	13.90	82
Qualified XII (0.50)	6,244.583	12.38	77,308
Qualified XII (0.50)	53,234.433	14.68	781,481
Qualified XII (0.55)	42,500.818	13.77	585,236
Qualified XII (0.60)	35,793.393	13.70	490,369
Qualified XII (0.65)	3,778.825	13.63	51,505
Qualified XII (0.70)	157,172.892	13.57	2,132,836
Qualified XII (0.75)	78,020.016	13.50	1,053,270
Qualified XII (0.80)	184,218.619	15.21	2,801,965
Qualified XII (0.85)	247,702.854	19.73	4,887,177
Qualified XII (0.90)	10,884.140	14.57	158,582
Qualified XII (0.95)	267,335.957	19.50	5,213,051
Qualified XII (1.00)	677,430.346	19.39	13,135,374
Qualified XII (1.05)	47,388.277	19.28	913,646
Qualified XII (1.10)	39,555.187	19.16	757,877
Qualified XII (1.15)	40,248.629	19.05	766,736
Qualified XII (1.20)	14,750.913	18.94	279,382
Qualified XII (1.25)	21,759.644	18.83	409,734
Qualified XII (1.30)	1,157.291	18.72	21,664
Qualified XII (1.35)	127.477	18.61	2,372
Qualified XII (1.40)	8,597.730	18.51	159,144
Qualified XII (1.45)	1,231.035	18.40	22,651
Qualified XII (1.50)	470.048	18.29	8,597
Qualified XV	14,910.609	30.25	451,046
Qualified XVI	22,339.224	28.48	636,221

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class (continued)
Qualified XVII	625.834	$ 29.26	$ 18,312
Qualified XVIII	4,334.274	12.72	55,132
Qualified XXI	12,246.499	30.64	375,233
Qualified XXV	6,867.866	30.34	208,371
Qualified XXVI	3,039.451	30.01	91,214
Qualified XXVII	988,542.932	36.21	35,795,140
Qualified XXVIII	170,167.717	36.09	6,141,353
Qualified XXXII	2,866.827	14.14	40,537
Qualified XXXVI	8,488.682	12.27	104,156
Qualified LIII	15,075.142	13.45	202,761
Qualified LIV	21,596.285	13.41	289,606
Qualified LV	15,827.324	13.47	213,194
Qualified LVI	7,262.573	13.48	97,899
	4,540,426.205		$ 113,433,432
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	1,112.511	$ 11.30	$ 12,571
	1,112.511		$ 12,571
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:	60,547.140	$13.48 to $14.55	$ 861,645
Contracts in accumulation period:
ING Custom Choice 62	568.808	13.97	7,946
Qualified V	442.478	18.70	8,274
Qualified VI	2,749,283.226	19.16	52,676,267
Qualified VII	45,843.830	16.24	744,504
Qualified VIII	7,994.192	16.15	129,106
Qualified IX	2,665.313	16.28	43,391
Qualified X (1.15)	78,454.925	19.43	1,524,379
Qualified X (1.25)	363,227.812	12.06	4,380,527
Qualified XII (0.00)	5.372	13.57	73
Qualified XII (0.05)	17,749.860	20.79	369,020
Qualified XII (0.20)	26,918.757	13.31	358,289
Qualified XII (0.25)	15,617.637	13.25	206,934
Qualified XII (0.30)	12,431.741	13.18	163,850
Qualified XII (0.35)	7,349.121	13.12	96,420
Qualified XII (0.40)	6,010.711	13.13	78,921
Qualified XII (0.45)	847.875	13.00	11,022
Qualified XII (0.50)	5,061.733	13.29	67,270
Qualified XII (0.50)	153,982.127	13.61	2,095,697
Qualified XII (0.55)	38,306.667	12.87	493,007
Qualified XII (0.60)	63,715.422	12.81	816,195
Qualified XII (0.65)	6,148.359	12.75	78,392
Qualified XII (0.70)	155,495.843	12.69	1,973,242
Qualified XII (0.75)	172,991.499	12.63	2,184,883

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
(continued)
Qualified XII (0.80)	302,844.587	$ 13.91	$ 4,212,568
Qualified XII (0.85)	445,664.478	12.63	5,628,742
Qualified XII (0.90)	12,524.599	13.42	168,080
Qualified XII (0.95)	481,970.347	12.49	6,019,810
Qualified XII (1.00)	562,838.155	12.42	6,990,450
Qualified XII (1.05)	58,202.642	12.34	718,221
Qualified XII (1.10)	25,103.134	12.27	308,015
Qualified XII (1.15)	87,457.656	12.20	1,066,983
Qualified XII (1.20)	8,217.218	12.13	99,675
Qualified XII (1.25)	34,406.625	12.06	414,944
Qualified XII (1.30)	913.673	11.99	10,955
Qualified XII (1.35)	960.907	11.92	11,454
Qualified XII (1.40)	11,645.091	11.85	137,994
Qualified XII (1.45)	2,140.261	11.78	25,212
Qualified XII (1.50)	1,105.123	11.71	12,941
Qualified XV	14,879.061	19.80	294,605
Qualified XVI	73,846.209	18.65	1,377,232
Qualified XVII	36,218.017	19.16	693,937
Qualified XVIII	12,826.198	19.16	245,750
Qualified XIX	2,213.482	12.63	27,956
Qualified XX	1,221.620	16.61	20,291
Qualified XXI	29,289.674	20.06	587,551
Qualified XXV	8,950.226	19.86	177,751
Qualified XXVI	6,299.962	19.65	123,794
Qualified XXVII	801,536.114	18.50	14,828,418
Qualified XXVIII	458,912.431	18.44	8,462,345
Qualified XXIX	2,134.720	16.61	35,458
Qualified XXX	33,456.306	16.32	546,007
Qualified XXXII	73,873.646	14.30	1,056,393
Qualified XXXVI	29,699.791	13.17	391,146
Qualified LIII	41,144.771	13.01	535,293
Qualified LIV	37,082.197	12.97	480,956
Qualified LV	71,704.627	13.04	935,028
Qualified LVI	35,033.314	13.05	457,185
	7,797,977.310		$ 126,472,394
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (1.00)	582.134	$ 11.04	$ 6,427
	582.134		$ 6,427

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP11	12,118.786	$ 10.17	$ 123,248
ING MAP PLUS NP14	9,756.525	10.14	98,931
ING MAP PLUS NP15	7,190.118	10.13	72,836
ING MAP PLUS NP17	1,148.462	10.12	11,622
ING MAP PLUS NP21	5.548	10.08	56
ING MAP PLUS NP26	727.454	10.04	7,304
ING MAP PLUS NP29	7.377	10.02	74
Qualified VI	9,111.700	10.04	91,481
Qualified XII (0.40)	150.321	10.18	1,530
Qualified XII (0.50)	122.819	10.17	1,249
Qualified XII (0.70)	170.849	10.13	1,731
Qualified XII (0.80)	503.526	10.12	5,096
Qualified XII (0.85)	383.783	10.11	3,880
Qualified XII (0.95)	1,959.173	10.09	19,768
Qualified XII (1.00)	12,888.183	10.08	129,913
Qualified XII (1.05)	12.743	10.07	128
Qualified XII (1.10)	1,318.930	10.07	13,282
Qualified XII (1.20)	7.777	10.05	78
Qualified XII (1.25)	536.479	10.04	5,386
Qualified XII (1.30)	21.039	10.03	211
Qualified XVI	9.165	10.00	92
Qualified XXV	102.583	10.13	1,039
Qualified LIII	92.622	10.20	945
Qualified LV	206.076	10.22	2,106
	58,552.038		$ 591,986
ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	32,845.841	$ 11.63	$ 381,997
	32,845.841		$ 381,997

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	132,059.526	$12.68 to $13.93	$ 1,808,866
Contracts in accumulation period:
ING Custom Choice 62	3,953.131	13.08	51,707
ING MAP PLUS NP9	6,200.148	13.08	81,098
ING MAP PLUS NP11	77,212.163	13.03	1,006,074
ING MAP PLUS NP13	315.398	12.98	4,094
ING MAP PLUS NP15	16,764.394	12.93	216,764
ING MAP PLUS NP16	4,141.980	12.90	53,432
ING MAP PLUS NP17	23,331.397	12.88	300,508
ING MAP PLUS NP18	54.751	12.85	704
ING MAP PLUS NP19	2,229.669	12.83	28,607
ING MAP PLUS NP20	2,093.276	12.80	26,794
ING MAP PLUS NP21	3,499.604	12.78	44,725
ING MAP PLUS NP22	1,296.795	12.75	16,534
ING MAP PLUS NP24	4,441.291	12.70	56,404
ING MAP PLUS NP26	258.623	12.65	3,272
ING MAP PLUS NP28	4,059.676	12.60	51,152
ING MAP PLUS NP32	229.187	12.51	2,867
Qualified V	332.658	13.71	4,561
Qualified VI	1,649,942.803	13.84	22,835,208
Qualified X (1.15)	71,170.918	13.92	990,699
Qualified X (1.25)	252,597.054	13.84	3,495,943
Qualified XII (0.25)	278.595	14.65	4,081
Qualified XII (0.30)	4,641.987	14.61	67,819
Qualified XII (0.35)	248.381	14.56	3,616
Qualified XII (0.40)	7,932.035	14.52	115,173
Qualified XII (0.50)	2,654.236	14.63	38,831
Qualified XII (0.50)	138,952.580	14.44	2,006,475
Qualified XII (0.55)	14,947.760	14.40	215,248
Qualified XII (0.60)	68,427.748	14.36	982,622
Qualified XII (0.65)	19,544.977	14.32	279,884
Qualified XII (0.70)	63,986.623	14.28	913,729
Qualified XII (0.75)	55,790.904	14.24	794,462
Qualified XII (0.80)	109,959.006	14.20	1,561,418
Qualified XII (0.85)	177,164.331	14.16	2,508,647
Qualified XII (0.90)	50,041.908	14.12	706,592
Qualified XII (0.95)	253,925.493	14.08	3,575,271
Qualified XII (1.00)	1,286,423.176	14.04	18,061,381
Qualified XII (1.05)	52,779.608	14.00	738,915
Qualified XII (1.10)	17,457.808	13.96	243,711
Qualified XII (1.15)	24,986.604	13.92	347,814
Qualified XII (1.20)	5,369.568	13.88	74,530
Qualified XII (1.25)	74,787.546	13.84	1,035,060

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
(continued)
Qualified XII (1.30)	2,439.885	$ 13.80	$ 33,670
Qualified XII (1.35)	624.008	13.76	8,586
Qualified XII (1.40)	3,358.926	13.72	46,084
Qualified XII (1.45)	75.808	13.68	1,037
Qualified XII (1.50)	341.132	13.64	4,653
Qualified XV	5,389.259	14.08	75,881
Qualified XVI	30,100.023	13.64	410,564
Qualified XVII	9,539.035	13.84	132,020
Qualified XVIII	8,499.484	14.04	119,333
Qualified XXI	10,158.780	14.20	144,255
Qualified XXV	5,177.893	14.24	73,733
Qualified XXVI	1,890.647	14.12	26,696
Qualified XXVII	985,817.185	16.39	16,157,544
Qualified XXXII	4,392.056	13.61	59,776
Qualified XXXIII (0.65)	11,193.135	14.55	162,860
Qualified LIII	8,964.563	12.05	108,023
Qualified LIV	66,090.267	12.01	793,744
Qualified LV	16,459.520	12.07	198,666
	5,856,996.922		$ 83,912,417
ING Van Kampen Equity and Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	17,368.686	$ 11.69	$ 203,040
	17,368.686		$ 203,040
ING Van Kampen Equity and Income Portfolio - Initial
Class
Currently payable annuity contracts:	197,311.643	$11.95 to $12.29	$ 2,415,306
Contracts in accumulation period:
ING Custom Choice 62	615.810	12.16	7,488
Qualified V	2,537.937	12.11	30,734
Qualified VI	9,628,129.546	12.16	117,078,055
Qualified VIII	14,405.829	12.16	175,175
Qualified X (1.15)	500,010.406	12.20	6,100,127
Qualified X (1.25)	1,094,386.432	12.16	13,307,739
Qualified XII (0.05)	111,479.637	13.08	1,458,154
Qualified XII (0.20)	142,050.782	12.54	1,781,317
Qualified XII (0.25)	14,447.626	12.52	180,884
Qualified XII (0.30)	177,948.145	12.50	2,224,352
Qualified XII (0.35)	35,552.638	12.48	443,697
Qualified XII (0.40)	52,484.103	12.85	674,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class (continued)
Qualified XII (0.45)	182.753	$ 12.45	$ 2,275
Qualified XII (0.50)	11,187.225	12.46	139,393
Qualified XII (0.50)	581,823.565	12.89	7,499,706
Qualified XII (0.55)	854,672.735	12.78	10,922,718
Qualified XII (0.60)	320,225.387	12.76	4,086,076
Qualified XII (0.65)	345,349.645	12.72	4,392,847
Qualified XII (0.70)	445,192.977	12.36	5,502,585
Qualified XII (0.75)	619,911.097	12.66	7,848,074
Qualified XII (0.80)	1,035,603.622	12.76	13,214,302
Qualified XII (0.85)	910,277.548	12.76	11,615,142
Qualified XII (0.90)	49,866.666	12.72	634,304
Qualified XII (0.95)	1,488,392.876	12.27	18,262,581
Qualified XII (1.00)	3,507,974.803	12.25	42,972,691
Qualified XII (1.05)	476,549.893	12.68	6,042,653
Qualified XII (1.10)	312,431.249	12.66	3,955,380
Qualified XII (1.15)	202,842.761	12.62	2,559,876
Qualified XII (1.20)	107,064.505	12.59	1,347,942
Qualified XII (1.25)	306,175.710	12.58	3,851,690
Qualified XII (1.30)	16,041.407	12.57	201,640
Qualified XII (1.35)	2,989.085	12.13	36,258
Qualified XII (1.40)	48,090.503	12.82	616,520
Qualified XII (1.45)	13,422.765	12.09	162,281
Qualified XII (1.50)	4,995.635	12.07	60,297
Qualified XV	44,926.967	12.27	551,254
Qualified XVI	242,606.568	12.07	2,928,261
Qualified XVII	7,239.627	12.16	88,034
Qualified XVIII	55,302.711	12.16	672,481
Qualified XXI	112,323.996	12.32	1,383,832
Qualified XXV	163,525.105	12.34	2,017,900
Qualified XXVI	39,941.347	12.28	490,480
Qualified XXVII	1,689,826.701	12.27	20,734,174
Qualified XXXII	23,378.749	12.16	284,286
Qualified XXXIII (0.65)	13,181.596	12.37	163,056
Qualified XXXVI	55,145.989	12.41	684,362
Qualified LIII	60,062.491	12.68	761,592
Qualified LIV	82,177.271	12.64	1,038,721
Qualified LV	70,841.025	12.71	900,389
Qualified LVI	60,198.357	12.71	765,121
	26,353,303.446		$ 325,268,623

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	0.067	$ 38.96	$ 3
Qualified X (1.25)	907.029	12.58	11,410
Qualified XII (0.60)	17.856	40.54	724
Qualified XII (1.00)	4,450.447	39.56	176,060
	5,375.399		$ 188,197
ING VP Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	69,276.078	$11.88 to $19.50	$ 906,455
Contracts in accumulation period:
ING MAP PLUS NP1	2,266.558	12.58	28,513
ING MAP PLUS NP9	4,223.553	12.38	52,288
ING MAP PLUS NP10	2,898.873	12.36	35,830
ING MAP PLUS NP11	48,248.876	12.33	594,909
ING MAP PLUS NP12	13,327.739	12.31	164,064
ING MAP PLUS NP14	871.373	12.26	10,683
ING MAP PLUS NP15	33.309	12.24	408
ING MAP PLUS NP16	585.815	12.21	7,153
ING MAP PLUS NP17	1,544.394	12.19	18,826
ING MAP PLUS NP18	9,700.781	12.17	118,059
ING MAP PLUS NP19	5,673.721	12.14	68,879
ING MAP PLUS NP20	15,879.737	12.12	192,462
ING MAP PLUS NP21	22,109.585	12.09	267,305
ING MAP PLUS NP22	23,176.769	12.07	279,744
ING MAP PLUS NP23	112.617	12.05	1,357
ING MAP PLUS NP24	1,498.674	12.02	18,014
ING MAP PLUS NP25	128.857	12.00	1,546
ING MAP PLUS NP26	3,616.664	11.98	43,328
ING MAP PLUS NP28	4,232.995	11.93	50,500
ING MAP PLUS NP29	471.083	11.91	5,611
ING MAP PLUS NP30	2,194.030	11.88	26,065
Qualified V	192.124	19.12	3,673
Qualified VI	528,593.915	19.50	10,307,581
Qualified X (1.15)	74,171.673	19.83	1,470,824
Qualified X (1.25)	68,736.464	19.58	1,345,860
Qualified XII (0.00)	1.935	15.47	30
Qualified XII (0.05)	17,028.035	21.16	360,313
Qualified XII (0.20)	32.279	15.17	490
Qualified XII (0.25)	1,173.950	15.10	17,727
Qualified XII (0.30)	7,353.639	15.03	110,525
Qualified XII (0.35)	629.039	14.96	9,410
Qualified XII (0.40)	65,928.901	19.37	1,277,043
Qualified XII (0.45)	20.573	14.81	305
Qualified XII (0.50)	16,058.320	15.07	241,999

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Conservative Portfolio -
Class I (continued)
Qualified XII (0.50)	148.451	$ 13.67	$ 2,029
Qualified XII (0.55)	21,101.628	14.67	309,561
Qualified XII (0.60)	38,095.284	14.60	556,191
Qualified XII (0.65)	2,107.312	14.53	30,619
Qualified XII (0.70)	55,720.476	14.46	805,718
Qualified XII (0.75)	52,302.285	14.39	752,630
Qualified XII (0.80)	66,896.011	14.85	993,406
Qualified XII (0.85)	47,464.284	18.64	884,734
Qualified XII (0.90)	5,817.317	14.62	85,049
Qualified XII (0.95)	96,445.800	18.42	1,776,532
Qualified XII (1.00)	297,742.080	18.31	5,451,657
Qualified XII (1.05)	37,313.286	18.21	679,475
Qualified XII (1.10)	46,006.997	18.10	832,727
Qualified XII (1.15)	42,056.401	18.00	757,015
Qualified XII (1.20)	8,445.225	17.89	151,085
Qualified XII (1.25)	14,426.501	17.79	256,647
Qualified XII (1.30)	4,687.723	17.69	82,926
Qualified XII (1.35)	20.105	17.58	353
Qualified XII (1.40)	8,563.369	17.48	149,688
Qualified XII (1.45)	1,289.210	17.38	22,406
Qualified XII (1.50)	248.196	17.28	4,289
Qualified XV	919.273	20.16	18,533
Qualified XVI	20,595.453	18.98	390,902
Qualified XVII	11,771.193	20.23	238,131
Qualified XVIII	16,094.590	20.32	327,042
Qualified XXI	5,091.078	20.42	103,960
Qualified XXV	7,286.168	20.44	148,929
Qualified XXVI	1,215.197	20.22	24,571
Qualified XXVII	117,068.529	19.86	2,324,981
Qualified XXVIII	45,023.358	19.79	891,012
Qualified XXXII	4,636.273	12.44	57,675
Qualified XXXIII (0.65)	3,001.268	13.41	40,247
Qualified XXXVI	5,288.557	13.51	71,448
Qualified LIII	3,441.254	12.03	41,398
Qualified LIV	6,366.716	12.00	76,401
Qualified LV	22,741.894	12.07	274,495
Qualified LVI	701.621	12.08	8,476
	2,130,133.291		$ 37,660,717

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	46,021.342	$11.45 to $14.84	$ 649,779
Contracts in accumulation period:
ING Custom Choice 62	796.848	13.82	11,012
ING MAP PLUS NP1	13,812.828	13.78	190,341
ING MAP PLUS NP9	1,797.782	13.57	24,396
ING MAP PLUS NP10	2,337.692	13.54	31,652
ING MAP PLUS NP11	54,737.385	13.52	740,049
ING MAP PLUS NP12	23,215.563	13.49	313,178
ING MAP PLUS NP14	3,791.475	13.44	50,957
ING MAP PLUS NP15	314.813	13.41	4,222
ING MAP PLUS NP16	190.509	13.38	2,549
ING MAP PLUS NP17	10,618.129	13.36	141,858
ING MAP PLUS NP19	7,420.225	13.31	98,763
ING MAP PLUS NP20	41,743.590	13.28	554,355
ING MAP PLUS NP21	29,104.182	13.25	385,630
ING MAP PLUS NP22	12,589.713	13.23	166,562
ING MAP PLUS NP23	1,477.064	13.20	19,497
ING MAP PLUS NP24	90.965	13.18	1,199
ING MAP PLUS NP25	50.237	13.15	661
ING MAP PLUS NP26	3,642.867	13.13	47,831
ING MAP PLUS NP28	8,964.041	13.07	117,160
ING MAP PLUS NP29	1,034.342	13.05	13,498
ING MAP PLUS NP30	740.828	13.02	9,646
Qualified V	561.200	21.21	11,903
Qualified VI	1,500,033.773	21.63	32,445,731
Qualified VIII	8.584	21.61	186
Qualified X (1.15)	108,059.186	22.53	2,434,573
Qualified X (1.25)	131,377.785	19.02	2,498,805
Qualified XII (0.00)	23.179	14.55	337
Qualified XII (0.05)	8,820.622	23.47	207,020
Qualified XII (0.20)	498.641	14.27	7,116
Qualified XII (0.25)	1,618.341	14.20	22,980
Qualified XII (0.30)	3,077.737	14.13	43,488
Qualified XII (0.35)	3,375.856	14.07	47,498
Qualified XII (0.40)	15,918.771	20.71	329,678
Qualified XII (0.50)	52,776.702	14.35	757,346
Qualified XII (0.50)	3,091.556	14.54	44,951
Qualified XII (0.55)	43,752.062	13.80	603,778
Qualified XII (0.60)	105,049.475	13.73	1,442,329
Qualified XII (0.65)	27,839.581	13.67	380,567
Qualified XII (0.70)	131,146.641	13.60	1,783,594
Qualified XII (0.75)	145,102.249	13.54	1,964,684
Qualified XII (0.80)	165,169.515	14.32	2,365,227

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified XII (0.85)	110,241.986	$ 19.92	$ 2,196,020
Qualified XII (0.90)	21,401.405	13.99	299,406
Qualified XII (0.95)	172,904.637	19.69	3,404,492
Qualified XII (1.00)	486,642.052	19.58	9,528,451
Qualified XII (1.05)	172,069.856	19.47	3,350,200
Qualified XII (1.10)	69,869.313	19.35	1,351,971
Qualified XII (1.15)	79,013.516	19.24	1,520,220
Qualified XII (1.20)	16,470.135	19.13	315,074
Qualified XII (1.25)	45,478.514	19.02	865,001
Qualified XII (1.30)	8,148.709	18.91	154,092
Qualified XII (1.35)	44.185	18.80	831
Qualified XII (1.40)	11,793.231	18.69	220,415
Qualified XII (1.45)	381.791	18.58	7,094
Qualified XII (1.50)	2,985.592	18.47	55,144
Qualified XV	5,219.300	22.36	116,704
Qualified XVI	32,353.852	21.06	681,372
Qualified XVIII	4,889.058	23.09	112,888
Qualified XXI	9,611.209	22.65	217,694
Qualified XXII	1,446.199	23.11	33,422
Qualified XXV	7,933.509	22.68	179,932
Qualified XXVI	379.654	22.43	8,516
Qualified XXVII	152,950.419	22.03	3,369,498
Qualified XXVIII	205,332.040	21.96	4,509,092
Qualified XXXII	6,873.155	13.87	95,331
Qualified XXXIII (0.65)	1,138.854	14.27	16,251
Qualified XXXVI	7,897.827	14.37	113,492
Qualified LIII	4,632.629	13.03	60,363
Qualified LIV	21,424.260	12.99	278,301
Qualified LV	26,149.656	13.07	341,776
Qualified LVI	16,799.414	13.07	219,568
	4,414,269.833		$ 84,589,197

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	103,553.834	$11.78 to $14.48	$ 1,386,594
Contracts in accumulation period:
ING MAP PLUS NP1	4,542.646	13.21	60,008
ING MAP PLUS NP9	11,294.384	13.00	146,827
ING MAP PLUS NP10	1,277.727	12.98	16,585
ING MAP PLUS NP11	61,033.181	12.95	790,380
ING MAP PLUS NP12	27,483.514	12.93	355,362
ING MAP PLUS NP13	108.529	12.90	1,400
ING MAP PLUS NP14	2,070.608	12.88	26,669
ING MAP PLUS NP15	6,054.565	12.85	77,801
ING MAP PLUS NP16	12,161.232	12.83	156,029
ING MAP PLUS NP17	27,114.854	12.80	347,070
ING MAP PLUS NP18	4,490.986	12.78	57,395
ING MAP PLUS NP19	5,600.718	12.75	71,409
ING MAP PLUS NP20	27,154.211	12.73	345,673
ING MAP PLUS NP21	25,525.864	12.70	324,178
ING MAP PLUS NP22	15,602.379	12.68	197,838
ING MAP PLUS NP23	1,345.932	12.65	17,026
ING MAP PLUS NP24	1,903.120	12.63	24,036
ING MAP PLUS NP26	27,473.293	12.58	345,614
ING MAP PLUS NP28	8,017.231	12.53	100,456
ING MAP PLUS NP29	2,267.339	12.50	28,342
ING MAP PLUS NP30	1,452.901	12.48	18,132
Qualified V	530.348	19.94	10,575
Qualified VI	1,218,031.565	20.34	24,774,762
Qualified X (1.15)	61,955.036	21.09	1,306,632
Qualified X (1.25)	117,612.393	20.82	2,448,690
Qualified XII (0.00)	407.871	14.80	6,036
Qualified XII (0.05)	7,426.478	22.07	163,902
Qualified XII (0.20)	186.657	14.51	2,708
Qualified XII (0.25)	6,622.622	14.44	95,631
Qualified XII (0.30)	8,094.437	14.38	116,398
Qualified XII (0.35)	3,903.832	14.31	55,864
Qualified XII (0.40)	67,163.780	19.79	1,329,171
Qualified XII (0.45)	33.541	14.17	475
Qualified XII (0.50)	161,700.669	14.52	2,347,894
Qualified XII (0.55)	31,364.251	14.03	440,040
Qualified XII (0.60)	63,370.528	13.97	885,286
Qualified XII (0.65)	35,710.761	13.90	496,380
Qualified XII (0.70)	138,468.090	13.83	1,915,014
Qualified XII (0.75)	153,564.535	13.77	2,114,584
Qualified XII (0.80)	142,806.618	14.45	2,063,556
Qualified XII (0.85)	90,782.012	19.04	1,728,490

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XII (0.90)	23,631.143	$ 14.13	$ 333,908
Qualified XII (0.95)	195,629.598	18.82	3,681,749
Qualified XII (1.00)	284,307.152	18.71	5,319,387
Qualified XII (1.05)	341,655.079	18.61	6,358,201
Qualified XII (1.10)	72,296.924	18.50	1,337,493
Qualified XII (1.15)	88,914.350	18.39	1,635,135
Qualified XII (1.20)	17,776.483	18.28	324,954
Qualified XII (1.25)	40,201.745	18.18	730,868
Qualified XII (1.30)	10,833.422	18.07	195,760
Qualified XII (1.35)	110.929	17.97	1,993
Qualified XII (1.40)	21,320.267	17.86	380,780
Qualified XII (1.45)	842.538	17.76	14,963
Qualified XII (1.50)	1,434.502	17.66	25,333
Qualified XV	3,097.567	21.03	65,142
Qualified XVI	25,397.721	19.80	502,875
Qualified XVIII	6,505.857	21.61	140,592
Qualified XXI	9,225.920	21.30	196,512
Qualified XXII	509.040	21.73	11,061
Qualified XXV	3,298.737	21.32	70,329
Qualified XXVI	309.706	21.09	6,532
Qualified XXVII	119,844.943	20.72	2,483,187
Qualified XXVIII	75,234.046	20.65	1,553,583
Qualified XXXII	3,126.342	13.19	41,236
Qualified XXXIII (0.65)	395.660	13.87	5,488
Qualified XXXVI	5,957.134	13.96	83,162
Qualified LIII	5,783.622	12.55	72,584
Qualified LIV	9,697.008	12.52	121,407
Qualified LV	18,104.500	12.59	227,936
Qualified LVI	2,420.645	12.60	30,500
	4,075,127.652		$ 73,149,562
ING VP Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	14,604.767	$ 10.79	$ 157,585
	14,604.767		$ 157,585

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,511,460.799	$13.32 to $346.30	$ 143,277,806
Contracts in accumulation period:
ING Custom Choice 62	2,733.690	14.01	38,299
Qualified I	30,875.975	336.55	10,391,309
Qualified V	928.955	25.57	23,753
Qualified VI	28,514,397.462	26.00	741,374,334
Qualified VII	2,568,207.276	24.65	63,306,309
Qualified VIII	21,870.043	24.13	527,724
Qualified IX	5,456.120	25.28	137,931
Qualified X (1.15)	1,062,860.189	26.38	28,038,252
Qualified X (1.25)	6,387,560.295	17.20	109,866,037
Qualified XII (0.05)	149,018.441	28.22	4,205,300
Qualified XII (0.20)	123,558.378	11.58	1,430,806
Qualified XII (0.25)	159,937.120	11.52	1,842,476
Qualified XII (0.30)	262,707.546	11.47	3,013,256
Qualified XII (0.35)	136,997.691	11.41	1,563,144
Qualified XII (0.40)	19,091.828	18.73	357,590
Qualified XII (0.45)	3,132.004	11.31	35,423
Qualified XII (0.50)	136,241.576	12.89	1,756,154
Qualified XII (0.50)	1,124,594.096	11.82	13,292,702
Qualified XII (0.55)	505,930.754	11.20	5,666,424
Qualified XII (0.60)	721,453.819	11.14	8,036,996
Qualified XII (0.65)	30,081.101	11.09	333,599
Qualified XII (0.70)	1,200,881.428	11.04	13,257,731
Qualified XII (0.75)	1,659,305.311	10.98	18,219,172
Qualified XII (0.80)	3,727,610.399	11.99	44,694,049
Qualified XII (0.85)	3,430,110.040	18.03	61,844,884
Qualified XII (0.90)	280,190.448	11.55	3,236,200
Qualified XII (0.95)	2,818,396.611	17.82	50,223,828
Qualified XII (1.00)	4,688,557.510	17.71	83,034,354
Qualified XII (1.05)	385,265.927	17.61	6,784,533
Qualified XII (1.10)	243,062.730	17.51	4,256,028
Qualified XII (1.15)	780,870.931	17.41	13,594,963
Qualified XII (1.20)	49,369.229	17.31	854,581
Qualified XII (1.25)	107,257.571	17.20	1,844,830
Qualified XII (1.30)	2,813.961	17.11	48,147
Qualified XII (1.35)	15.013	17.01	255
Qualified XII (1.40)	37,301.701	16.91	630,772
Qualified XII (1.45)	481.495	16.81	8,094
Qualified XII (1.50)	7,121.839	16.71	119,006
Qualified XV	258,547.891	26.88	6,949,767
Qualified XVI	566,216.875	25.32	14,336,611
Qualified XVII	1,576,692.914	26.70	42,097,701

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income Portfolio - Class I (continued)
Qualified XVIII	1,840,783.779	$ 26.70	$ 49,148,927
Qualified XIX	7,891.456	345.57	2,727,050
Qualified XX	37,435.999	261.50	9,789,514
Qualified XXI	175,649.016	27.23	4,782,923
Qualified XXII	782.843	27.78	21,747
Qualified XXV	82,457.720	27.26	2,247,797
Qualified XXVI	59,260.488	26.96	1,597,663
Qualified XXVII	546,591.211	259.35	141,758,431
Qualified XXVIII	8,980.503	258.53	2,321,729
Qualified XXIX	1,121.575	254.68	285,643
Qualified XXX	30,179.367	250.21	7,551,179
Qualified XXXII	526,556.245	14.30	7,529,754
Qualified XXXVI	201,082.874	12.73	2,559,785
Qualified LIII	530,044.783	13.62	7,219,210
Qualified LIV	259,819.907	13.58	3,528,354
Qualified LV	653,793.256	13.66	8,930,816
Qualified LVI	147,508.881	13.67	2,016,446
	70,409,104.885		$ 1,758,568,098
ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Qualified XII (0.30)	422.464	$ 10.80	$ 4,563
Qualified XII (0.50)	8,717.702	10.79	94,064
Qualified XII (0.75)	201.218	10.78	2,169
	9,341.384		$ 100,796
ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Qualified XXVII	79,603.484	$ 11.52	$ 917,032
	79,603.484		$ 917,032
ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Qualified VI	55,502.953	$ 11.03	$ 612,198
Qualified XII (0.80)	51,317.613	11.24	576,810
Qualified XII (0.95)	1,001.158	11.17	11,183
Qualified XII (1.00)	230,329.671	11.14	2,565,873
Qualified XII (1.10)	3,209.280	11.09	35,591
Qualified XVII	15,315.317	11.04	169,081
Qualified XXVII	22,939.250	11.15	255,773
Qualified XXVIII	130,940.108	11.24	1,471,767
	510,555.350		$ 5,698,276

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Qualified VI	567,817.688	$ 10.73	$ 6,092,684
Qualified X (1.15)	139,373.291	10.63	1,481,538
Qualified X (1.25)	1,424.953	10.63	15,147
Qualified X (1.25)	242,753.111	10.63	2,580,466
Qualified XII (0.80)	182,798.338	10.92	1,996,158
Qualified XII (0.85)	25,914.313	10.90	282,466
Qualified XII (0.90)	1,631.059	10.87	17,730
Qualified XII (0.95)	25,221.401	10.85	273,652
Qualified XII (1.00)	319,874.879	10.83	3,464,245
Qualified XII (1.10)	5,377.988	10.78	57,975
Qualified XII (1.15)	53,457.632	10.76	575,204
Qualified XVI	636.858	10.63	6,770
Qualified XVIII	38,677.867	10.64	411,533
Qualified XXVII	510,787.757	10.84	5,536,939
Qualified XXVIII	20,512.152	10.94	224,403
Qualified XXXII	17,641.806	10.63	187,532
	2,153,901.093		$ 23,204,442
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.15)	7,105.468	$ 11.60	$ 82,423
Qualified X (1.25)	30,959.228	11.59	358,817
Qualified XXXII	18,836.136	11.59	218,311
	56,900.832		$ 659,551
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	72,742.604	$ 11.21	$ 815,445
Qualified X (1.25)	130,008.665	11.20	1,456,097
Qualified XVIII	33,191.202	11.21	372,073
Qualified XXXII	24,478.385	11.20	274,158
	260,420.856		$ 2,917,773
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	65,844.325	$ 11.06	$ 728,238
Qualified X (1.25)	46,195.082	11.06	510,918
Qualified XVIII	9,436.492	11.07	104,462
Qualified XXVII	76,973.989	11.23	864,418
Qualified XXVIII	24,758.473	11.30	279,771
Qualified XXXII	2,560.397	11.06	28,318
	225,768.758		$ 2,516,125

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	13,436.752	$ 11.19	$ 150,357
Qualified X (1.25)	49,748.535	11.18	556,189
Qualified XVIII	22,713.054	11.19	254,159
Qualified XXXII	764.453	11.18	8,547
	86,662.794		$ 969,252
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	3,030.799	$ 11.02	$ 33,399
Qualified X (1.25)	10,938.830	11.02	120,546
Qualified XVIII	781.411	11.02	8,611
Qualified XXXII	150.186	11.02	1,655
	14,901.226		$ 164,211
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.25)	6,917.785	$ 10.95	$ 75,750
	6,917.785		$ 75,750
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	1,514.059	$ 10.65	$ 16,125
Qualified X (1.25)	2,896.776	10.65	30,851
	4,410.835		$ 46,976
ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	546.088	$ 15.32	$ 8,366
ING MAP PLUS NP6	429.986	13.48	5,796
ING MAP PLUS NP9	1,540.775	13.40	20,646
ING MAP PLUS NP11	4,249.154	13.35	56,726
ING MAP PLUS NP17	2,029.032	13.19	26,763
ING MAP PLUS NP19	2,453.522	13.14	32,239
ING MAP PLUS NP21	555.488	13.09	7,271
ING MAP PLUS NP22	2,435.243	13.07	31,829
ING MAP PLUS NP24	114.931	13.02	1,496
ING MAP PLUS NP25	168.323	12.99	2,187
ING MAP PLUS NP26	882.729	12.96	11,440
ING MAP PLUS NP28	1,287.067	12.91	16,616
ING MAP PLUS NP30	108.733	12.86	1,398
ING MAP PLUS NP36	10.401	12.71	132
Qualified V	2,126.262	4.89	10,397
Qualified VI	2,728,379.184	4.95	13,505,477
Qualified VIII	682.836	4.95	3,380
Qualified X (1.15)	71,019.475	4.99	354,387
Qualified X (1.25)	168,157.523	4.95	832,380
Qualified XII (0.00)	12.831	5.45	70
Qualified XII (0.05)	132,769.435	5.31	705,006
Qualified XII (0.20)	3,470.581	5.37	18,637

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Global Science and Technology Portfolio - Class I
(continued)
Qualified XII (0.25)	2,940.619	$ 5.35	$ 15,732
Qualified XII (0.30)	14,961.625	5.33	79,745
Qualified XII (0.40)	56,969.782	5.28	300,800
Qualified XII (0.50)	10,377.382	12.63	131,066
Qualified XII (0.50)	331,935.983	5.24	1,739,345
Qualified XII (0.55)	104,937.774	5.22	547,775
Qualified XII (0.60)	38,250.602	5.20	198,903
Qualified XII (0.65)	74,341.116	5.18	385,087
Qualified XII (0.70)	189,109.630	5.16	975,806
Qualified XII (0.75)	103,477.763	5.14	531,876
Qualified XII (0.80)	509,851.211	5.12	2,610,438
Qualified XII (0.85)	352,219.594	5.10	1,796,320
Qualified XII (0.90)	13,492.049	5.08	68,540
Qualified XII (0.95)	436,326.115	5.06	2,207,810
Qualified XII (1.00)	1,227,470.387	5.04	6,186,451
Qualified XII (1.05)	105,686.445	5.03	531,603
Qualified XII (1.10)	53,130.641	5.01	266,185
Qualified XII (1.15)	38,566.214	4.99	192,445
Qualified XII (1.20)	26,165.425	4.97	130,042
Qualified XII (1.25)	96,236.178	4.95	476,369
Qualified XII (1.30)	2,876.306	4.93	14,180
Qualified XII (1.35)	223.102	4.91	1,095
Qualified XII (1.40)	19,501.360	4.89	95,362
Qualified XII (1.45)	2,512.111	4.87	12,234
Qualified XV	18,825.213	5.07	95,444
Qualified XVI	47,058.899	4.86	228,706
Qualified XVII	5,169.046	5.04	26,052
Qualified XVIII	7,382.406	5.05	37,281
Qualified XXI	179,165.509	5.13	919,119
Qualified XXV	34,043.518	5.19	176,686
Qualified XXVI	16,440.712	5.13	84,341
Qualified XXVII	1,051,767.351	4.93	5,185,213
Qualified XXXII	1,394.464	13.74	19,160
Qualified XXXVI	6,204.232	12.48	77,429
Qualified LIII	20,746.974	16.01	332,159
Qualified LIV	10,365.424	15.96	165,432
Qualified LV	9,975.562	16.06	160,208
Qualified LVI	11,137.518	16.07	178,980
	8,354,665.841		$ 42,834,058
ING VP Growth Portfolio - Class I
Currently payable annuity contracts:	42,184.059	$6.82 to $18.23	$ 456,174
Contracts in accumulation period:
Qualified VI	1,391,618.642	18.23	25,369,208
Qualified VIII	413.171	18.21	7,524
Qualified X (1.15)	46,264.861	18.43	852,661

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Growth Portfolio - Class I (continued)
Qualified X (1.25)	179,488.209	$ 18.23	$ 3,272,070
Qualified XII (0.05)	8,247.678	19.76	162,974
Qualified XII (0.20)	3,039.663	12.85	39,060
Qualified XII (0.25)	2,959.391	12.79	37,851
Qualified XII (0.30)	5,034.742	12.73	64,092
Qualified XII (0.35)	10,304.798	12.67	130,562
Qualified XII (0.40)	108,219.462	19.80	2,142,745
Qualified XII (0.45)	77.804	12.55	976
Qualified XII (0.50)	18,560.921	12.43	230,712
Qualified XII (0.50)	46,082.946	13.50	622,120
Qualified XII (0.55)	26,013.719	12.43	323,351
Qualified XII (0.60)	65,944.460	12.37	815,733
Qualified XII (0.65)	13,552.703	12.31	166,834
Qualified XII (0.70)	114,040.039	12.25	1,396,990
Qualified XII (0.75)	127,807.445	12.19	1,557,973
Qualified XII (0.80)	165,827.269	13.81	2,290,075
Qualified XII (0.85)	111,992.644	19.03	2,131,220
Qualified XII (0.90)	18,625.826	13.32	248,096
Qualified XII (0.95)	170,272.672	18.83	3,206,234
Qualified XII (1.00)	454,219.925	18.73	8,507,539
Qualified XII (1.05)	38,483.125	18.63	716,941
Qualified XII (1.10)	27,283.353	18.53	505,561
Qualified XII (1.15)	26,033.978	18.43	479,806
Qualified XII (1.20)	9,084.935	18.33	166,527
Qualified XII (1.25)	32,045.919	18.23	584,197
Qualified XII (1.30)	1,266.125	18.13	22,955
Qualified XII (1.35)	709.971	18.04	12,808
Qualified XII (1.40)	9,637.668	17.94	172,900
Qualified XII (1.45)	2,494.381	17.84	44,500
Qualified XII (1.50)	659.907	17.75	11,713
Qualified XV	8,255.874	18.83	155,458
Qualified XVI	36,804.146	17.75	653,274
Qualified XVII	4,902.244	18.23	89,368
Qualified XVIII	24,935.904	18.92	471,787
Qualified XXI	23,681.087	19.07	451,598
Qualified XXV	11,396.614	19.11	217,789
Qualified XXVI	11,869.780	18.90	224,339
Qualified XXVII	263,281.163	6.89	1,814,007
Qualified XXXII	5,354.750	13.94	74,645
Qualified XXXVI	14,659.419	12.28	180,018
Qualified LIII	23,442.497	13.99	327,961
Qualified LIV	22,001.876	13.94	306,706
Qualified LV	31,314.133	14.03	439,337
Qualified LVI	11,655.939	14.04	163,649
	3,772,047.837		$ 62,320,618

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	363,775.717	$9.68 to $22.65	$ 5,196,628
Contracts in accumulation period:
ING Custom Choice 62	12,440.603	13.64	169,690
ING MAP PLUS NP1	8,802.257	13.57	119,447
ING MAP PLUS NP6	8,830.045	13.43	118,588
ING MAP PLUS NP8	4,604.503	13.38	61,608
ING MAP PLUS NP9	23,524.869	13.36	314,292
ING MAP PLUS NP10	10,666.078	13.33	142,179
ING MAP PLUS NP11	13,064.259	13.30	173,755
ING MAP PLUS NP13	5,548.663	13.25	73,520
ING MAP PLUS NP14	19,189.515	13.23	253,877
ING MAP PLUS NP15	9,806.868	13.20	129,451
ING MAP PLUS NP16	41,288.069	13.17	543,764
ING MAP PLUS NP17	9,199.259	13.15	120,970
ING MAP PLUS NP18	3,091.357	13.12	40,559
ING MAP PLUS NP19	8,505.813	13.10	111,426
ING MAP PLUS NP20	27,246.480	13.07	356,111
ING MAP PLUS NP21	9,723.915	13.05	126,897
ING MAP PLUS NP22	281.497	13.02	3,665
ING MAP PLUS NP23	1,196.045	12.99	15,537
ING MAP PLUS NP24	1,179.381	12.97	15,297
ING MAP PLUS NP25	1,168.542	12.94	15,121
ING MAP PLUS NP26	1,546.394	12.92	19,979
ING MAP PLUS NP27	208.905	12.89	2,693
ING MAP PLUS NP28	5,292.105	12.87	68,109
ING MAP PLUS NP29	17.503	12.84	225
ING MAP PLUS NP30	1,109.986	12.82	14,230
ING MAP PLUS NP32	24.985	12.77	319
Qualified V	94.244	22.24	2,096
Qualified VI	7,647,788.494	22.65	173,222,409
Qualified VIII	3,533.802	22.63	79,970
Qualified X (1.15)	241,622.420	22.91	5,535,570
Qualified X (1.25)	734,723.522	22.65	16,641,488
Qualified XII (0.05)	210,822.069	24.57	5,179,898
Qualified XII (0.20)	72,523.215	15.02	1,089,299
Qualified XII (0.25)	16,811.147	14.94	251,159
Qualified XII (0.30)	46,123.412	14.87	685,855
Qualified XII (0.35)	35,734.738	14.80	528,874
Qualified XII (0.40)	89,908.494	24.64	2,215,345
Qualified XII (0.45)	710.853	14.66	10,421
Qualified XII (0.50)	31,688.376	13.52	428,427
Qualified XII (0.50)	350,930.433	15.51	5,442,931
Qualified XII (0.55)	300,304.811	14.52	4,360,426

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class I (continued)
Qualified XII (0.60)	173,622.970	$ 14.45	$ 2,508,852
Qualified XII (0.65)	52,744.403	14.38	758,465
Qualified XII (0.70)	449,198.191	14.31	6,428,026
Qualified XII (0.75)	573,015.232	14.24	8,159,737
Qualified XII (0.80)	1,368,692.059	15.81	21,639,021
Qualified XII (0.85)	707,222.618	23.70	16,761,176
Qualified XII (0.90)	146,945.456	15.20	2,233,571
Qualified XII (0.95)	855,618.483	23.43	20,047,141
Qualified XII (1.00)	3,132,135.621	23.30	72,978,760
Qualified XII (1.05)	232,045.964	23.17	5,376,505
Qualified XII (1.10)	150,032.312	23.04	3,456,744
Qualified XII (1.15)	262,913.684	22.91	6,023,353
Qualified XII (1.20)	61,314.968	22.78	1,396,755
Qualified XII (1.25)	144,971.257	22.65	3,283,599
Qualified XII (1.30)	9,543.932	22.52	214,929
Qualified XII (1.35)	1,784.860	22.39	39,963
Qualified XII (1.40)	23,785.562	22.27	529,704
Qualified XII (1.45)	5,377.360	22.14	119,055
Qualified XII (1.50)	3,243.443	22.02	71,421
Qualified XV	37,244.005	23.41	871,882
Qualified XVI	130,779.813	22.05	2,883,695
Qualified XVII	37,223.833	22.89	852,054
Qualified XVIII	42,659.023	23.50	1,002,487
Qualified XXI	133,423.715	23.72	3,164,811
Qualified XXV	27,805.756	23.74	660,109
Qualified XXVI	18,653.522	23.48	437,985
Qualified XXVII	1,839,369.930	23.06	42,415,871
Qualified XXVIII	532,189.850	22.99	12,235,045
Qualified XXXII	35,458.886	13.85	491,106
Qualified XXXIII (0.65)	4,516.275	13.27	59,931
Qualified XXXVI	85,230.321	13.36	1,138,677
Qualified LIII	153,644.583	13.19	2,026,572
Qualified LIV	142,277.796	13.15	1,870,953
Qualified LV	165,152.892	13.23	2,184,973
Qualified LVI	67,011.754	13.24	887,236
	22,181,503.972		$ 469,092,269
ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	27,539.931	$ 12.14	$ 334,335
	27,539.931		$ 334,335

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	116,083.937	$ 14.49	$ 1,682,056
Contracts in accumulation period:
ING Custom Choice 62	10,749.236	14.47	155,541
ING MAP PLUS NP1	7,947.176	14.41	114,519
ING MAP PLUS NP6	190.964	14.27	2,725
ING MAP PLUS NP7	15.067	14.25	215
ING MAP PLUS NP8	18,609.211	14.22	264,623
ING MAP PLUS NP9	5,998.359	14.19	85,117
ING MAP PLUS NP10	2,032.044	14.16	28,774
ING MAP PLUS NP11	2,862.330	14.14	40,473
ING MAP PLUS NP12	12,499.310	14.11	176,365
ING MAP PLUS NP13	517.145	14.08	7,281
ING MAP PLUS NP14	2,887.917	14.05	40,575
ING MAP PLUS NP15	2,417.969	14.03	33,924
ING MAP PLUS NP16	1,505.500	14.00	21,077
ING MAP PLUS NP17	6,378.681	13.97	89,110
ING MAP PLUS NP18	3,090.817	13.94	43,086
ING MAP PLUS NP19	6,506.607	13.92	90,572
ING MAP PLUS NP20	862.045	13.89	11,974
ING MAP PLUS NP21	5,095.449	13.86	70,623
ING MAP PLUS NP22	697.845	13.84	9,658
ING MAP PLUS NP23	115.733	13.81	1,598
ING MAP PLUS NP24	6,517.361	13.78	89,809
ING MAP PLUS NP25	478.177	13.75	6,575
ING MAP PLUS NP26	1,323.588	13.73	18,173
ING MAP PLUS NP28	9,978.743	13.67	136,409
ING MAP PLUS NP29	1,948.751	13.65	26,600
ING MAP PLUS NP30	1,429.139	13.62	19,465
ING MAP PLUS NP32	234.718	13.57	3,185
Qualified V	1,265.596	22.87	28,944
Qualified VI	3,993,638.074	23.23	92,772,212
Qualified VIII	1,089.784	23.21	25,294
Qualified X (1.15)	110,909.815	23.45	2,600,835
Qualified X (1.25)	351,702.797	23.23	8,170,056
Qualified XII (0.00)	1.517	26.82	41
Qualified XII (0.05)	24,067.085	25.10	604,084
Qualified XII (0.05)	191,936.880	25.10	4,817,616
Qualified XII (0.20)	26,887.349	26.30	707,137
Qualified XII (0.25)	26,753.297	26.18	700,401
Qualified XII (0.30)	127,978.971	26.05	3,333,852
Qualified XII (0.35)	8,033.126	25.93	208,299
Qualified XII (0.40)	133,179.464	25.15	3,349,464
Qualified XII (0.50)	8,242.848	17.47	144,003

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.50)	477,320.553	$ 24.98	$ 11,923,467
Qualified XII (0.55)	126,730.974	25.43	3,222,769
Qualified XII (0.60)	84,389.128	25.31	2,135,889
Qualified XII (0.65)	176,445.075	25.19	4,444,651
Qualified XII (0.70)	224,125.363	25.07	5,618,823
Qualified XII (0.75)	239,801.626	24.95	5,983,051
Qualified XII (0.80)	869,059.765	24.26	21,083,390
Qualified XII (0.85)	461,297.883	24.15	11,140,344
Qualified XII (0.90)	75,946.286	24.03	1,824,989
Qualified XII (0.95)	2,087,844.086	23.91	49,920,352
Qualified XII (1.00)	1,875,733.503	23.80	44,642,457
Qualified XII (1.05)	194,038.837	23.68	4,594,840
Qualified XII (1.10)	98,522.515	23.57	2,322,176
Qualified XII (1.15)	172,105.923	23.45	4,035,884
Qualified XII (1.20)	40,564.610	23.34	946,778
Qualified XII (1.25)	149,599.850	23.23	3,475,205
Qualified XII (1.30)	2,388.120	23.12	55,213
Qualified XII (1.35)	1,974.977	23.00	45,424
Qualified XII (1.40)	20,654.609	22.89	472,784
Qualified XII (1.45)	7,368.665	22.78	167,858
Qualified XII (1.50)	2,693.428	22.67	61,060
Qualified XV	17,455.550	23.91	417,362
Qualified XVI	85,360.646	22.67	1,935,126
Qualified XVII	6,975.355	23.23	162,037
Qualified XVIII	17,078.273	23.23	396,728
Qualified XXI	59,202.409	24.22	1,433,882
Qualified XXV	31,880.610	24.35	776,293
Qualified XXVI	34,560.956	24.08	832,228
Qualified XXVII	1,859,167.179	24.63	45,791,288
Qualified XXVIII	1,017,400.578	24.55	24,977,184
Qualified XXXII	12,481.735	14.48	180,736
Qualified XXXIII (0.65)	7,405.106	17.14	126,924
Qualified XXXVI	37,655.683	17.26	649,937
Qualified LIII	59,068.795	13.33	787,387
Qualified LIV	147,986.159	13.29	1,966,736
Qualified LV	88,386.272	13.37	1,181,724
Qualified LVI	79,643.448	13.38	1,065,629
	16,184,974.952		$ 381,530,945
ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	29,210.016	$ 11.74	$ 342,926
	29,210.016		$ 342,926

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	72,177.790	$ 13.69	$ 988,114
Contracts in accumulation period:
ING Custom Choice 62	8,767.980	13.51	118,455
ING MAP PLUS NP1	16,869.594	13.44	226,727
ING MAP PLUS NP6	9,211.878	13.31	122,610
ING MAP PLUS NP8	3,797.422	13.26	50,354
ING MAP PLUS NP9	1,976.568	13.23	26,150
ING MAP PLUS NP10	3,814.520	13.20	50,352
ING MAP PLUS NP11	27,104.161	13.18	357,233
ING MAP PLUS NP12	12,873.837	13.15	169,291
ING MAP PLUS NP13	6,278.740	13.13	82,440
ING MAP PLUS NP14	2,838.420	13.10	37,183
ING MAP PLUS NP15	1,743.656	13.08	22,807
ING MAP PLUS NP16	1,303.434	13.05	17,010
ING MAP PLUS NP17	3,793.977	13.02	49,398
ING MAP PLUS NP18	4,342.112	13.00	56,447
ING MAP PLUS NP19	7,557.019	12.97	98,015
ING MAP PLUS NP20	926.976	12.95	12,004
ING MAP PLUS NP21	2,493.365	12.92	32,214
ING MAP PLUS NP22	87.978	12.90	1,135
ING MAP PLUS NP24	1,071.666	12.85	13,771
ING MAP PLUS NP26	490.918	12.80	6,284
ING MAP PLUS NP28	4,040.574	12.75	51,517
ING MAP PLUS NP30	1,499.598	12.70	19,045
ING MAP PLUS NP32	168.915	12.65	2,137
ING MAP PLUS NP36	132.147	12.55	1,658
Qualified V	1,178.154	16.01	18,862
Qualified VI	2,226,409.590	16.26	36,201,420
Qualified VIII	760.585	16.25	12,360
Qualified X (1.15)	51,421.548	16.42	844,342
Qualified X (1.25)	225,812.709	16.26	3,671,715
Qualified XII (0.00)	21.680	19.08	414
Qualified XII (0.05)	2,302.013	17.57	40,446
Qualified XII (0.05)	144,104.218	17.57	2,531,911
Qualified XII (0.20)	20,871.865	18.72	390,721
Qualified XII (0.25)	12,578.808	18.63	234,343
Qualified XII (0.30)	120,153.762	18.54	2,227,651
Qualified XII (0.35)	4,817.675	18.45	88,886
Qualified XII (0.40)	78,994.120	17.61	1,391,086
Qualified XII (0.50)	6,417.006	16.79	107,742
Qualified XII (0.50)	341,597.110	17.49	5,974,533
Qualified XII (0.55)	46,893.361	18.10	848,770
Qualified XII (0.60)	64,201.455	18.01	1,156,268

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (0.65)	79,036.101	$ 17.93	$ 1,417,117
Qualified XII (0.70)	123,640.951	17.84	2,205,755
Qualified XII (0.75)	151,645.554	17.76	2,693,225
Qualified XII (0.80)	678,593.393	16.99	11,529,302
Qualified XII (0.85)	257,973.955	16.91	4,362,340
Qualified XII (0.90)	69,764.418	16.82	1,173,438
Qualified XII (0.95)	382,586.536	16.74	6,404,499
Qualified XII (1.00)	1,119,153.743	16.66	18,645,101
Qualified XII (1.05)	68,750.630	16.58	1,139,885
Qualified XII (1.10)	52,193.870	16.50	861,199
Qualified XII (1.15)	111,071.365	16.42	1,823,792
Qualified XII (1.20)	20,960.093	16.34	342,488
Qualified XII (1.25)	94,066.482	16.26	1,529,521
Qualified XII (1.30)	843.325	16.18	13,645
Qualified XII (1.35)	277.614	16.11	4,472
Qualified XII (1.40)	15,319.792	16.03	245,576
Qualified XII (1.45)	1,979.551	15.95	31,574
Qualified XII (1.50)	514.434	15.87	8,164
Qualified XV	19,654.139	16.74	329,010
Qualified XVI	53,522.735	15.87	849,406
Qualified XVII	2,129.023	16.26	34,618
Qualified XVIII	14,270.493	16.26	232,038
Qualified XXI	11,940.260	16.96	202,507
Qualified XXV	9,374.330	17.05	159,832
Qualified XXVI	15,724.740	16.86	265,119
Qualified XXVII	1,243,903.478	17.20	21,395,140
Qualified XXVIII	737,179.046	17.15	12,642,621
Qualified XXXII	3,811.168	13.60	51,832
Qualified XXXIII (0.65)	5,178.854	16.47	85,296
Qualified XXXVI	15,607.825	16.59	258,934
Qualified LIII	43,491.296	12.18	529,724
Qualified LIV	33,827.045	12.14	410,660
Qualified LV	58,156.122	12.21	710,086
Qualified LVI	30,109.084	12.22	367,933
	9,070,150.349		$ 151,309,670
ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	8,413.655	$ 10.66	$ 89,690
	8,413.655		$ 89,690

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:	75,472.200	$14.34 to $29.13	$ 1,312,304
Contracts in accumulation period:
ING Custom Choice 62	293.404	15.55	4,562
ING MAP PLUS NP13	4.361	14.83	65
ING MAP PLUS NP14	2,157.364	14.80	31,929
ING MAP PLUS NP21	41.722	14.60	609
ING MAP PLUS NP22	967.342	14.57	14,094
ING MAP PLUS NP23	3,651.672	14.55	53,132
ING MAP PLUS NP24	371.439	14.52	5,393
ING MAP PLUS NP25	2,716.179	14.49	39,357
ING MAP PLUS NP26	492.967	14.46	7,128
ING MAP PLUS NP28	1,660.162	14.40	23,906
ING MAP PLUS NP29	35.656	14.38	513
Qualified V	193.752	28.63	5,547
Qualified VI	1,493,746.326	29.13	43,512,830
Qualified VIII	160.362	29.11	4,668
Qualified X (1.15)	42,763.038	29.44	1,258,944
Qualified X (1.25)	184,023.605	29.13	5,360,608
Qualified XII (0.05)	37,373.257	31.58	1,180,247
Qualified XII (0.20)	13,555.251	21.58	292,522
Qualified XII (0.25)	4,638.092	21.48	99,626
Qualified XII (0.30)	15,179.004	21.38	324,527
Qualified XII (0.35)	8,894.398	21.27	189,184
Qualified XII (0.40)	49,601.071	31.63	1,568,882
Qualified XII (0.45)	454.229	21.07	9,571
Qualified XII (0.50)	99,235.764	21.29	2,112,729
Qualified XII (0.50)	7,176.972	16.93	121,506
Qualified XII (0.55)	79,025.615	20.87	1,649,265
Qualified XII (0.60)	93,693.940	20.77	1,946,023
Qualified XII (0.65)	16,852.691	20.67	348,345
Qualified XII (0.70)	152,270.994	20.57	3,132,214
Qualified XII (0.75)	181,162.881	20.47	3,708,404
Qualified XII (0.80)	676,366.510	21.73	14,697,444
Qualified XII (0.85)	184,067.835	30.41	5,597,503
Qualified XII (0.90)	22,422.715	20.98	470,429
Qualified XII (0.95)	201,172.202	30.08	6,051,260
Qualified XII (1.00)	648,028.606	29.92	19,389,016
Qualified XII (1.05)	84,075.615	29.76	2,502,090
Qualified XII (1.10)	35,118.595	29.60	1,039,510
Qualified XII (1.15)	62,005.863	29.44	1,825,453
Qualified XII (1.20)	8,816.254	29.29	258,228
Qualified XII (1.25)	27,306.542	29.13	795,440
Qualified XII (1.30)	4,674.605	28.97	135,423
Qualified XII (1.35)	2,062.466	28.82	59,440
Qualified XII (1.40)	7,819.819	28.66	224,116
Qualified XII (1.45)	1,737.403	28.51	49,533

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class I (continued)
Qualified XII (1.50)	2,628.946	$ 28.36	$ 74,557
Qualified XV	11,359.587	30.08	341,696
Qualified XVI	46,498.163	28.36	1,318,688
Qualified XVII	3,932.763	29.13	114,561
Qualified XVIII	11,656.747	30.23	352,383
Qualified XXI	26,604.805	30.47	810,648
Qualified XXV	15,908.491	30.53	485,686
Qualified XXVI	7,111.577	30.20	214,770
Qualified XXVII	433,812.938	14.59	6,329,331
Qualified XXVIII	93,109.737	15.53	1,445,994
Qualified XXXII	6,155.544	15.14	93,195
Qualified XXXIII (0.65)	2,479.534	16.61	41,185
Qualified XXXVI	19,185.443	16.72	320,781
Qualified LIII	32,913.999	14.60	480,544
Qualified LIV	45,927.345	14.56	668,702
Qualified LV	28,173.079	14.65	412,736
Qualified LVI	14,940.284	14.65	218,875
	5,335,939.722		$ 135,137,851
ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	6,985.006	$ 12.43	$ 86,824
	6,985.006		$ 86,824
ING VP Value Opportunity Portfolio - Class I
Currently payable annuity contracts:	5,637.079	$ 14.08	$ 79,370
Contracts in accumulation period:
ING MAP PLUS NP18	189.464	13.33	2,526
ING MAP PLUS NP30	20.055	13.02	261
Qualified V	93.096	21.80	2,029
Qualified VI	1,148,268.432	22.17	25,457,111
Qualified VIII	642.982	22.15	14,242
Qualified X (1.15)	40,041.936	22.41	897,340
Qualified X (1.25)	95,842.252	22.17	2,124,823
Qualified XII (0.05)	26,504.111	24.04	637,159
Qualified XII (0.20)	10,444.711	16.20	169,204
Qualified XII (0.25)	1,838.990	16.12	29,645
Qualified XII (0.30)	3,045.271	16.05	48,877
Qualified XII (0.35)	5,457.172	15.97	87,151
Qualified XII (0.40)	5,694.401	24.08	137,121
Qualified XII (0.45)	124.341	15.82	1,967
Qualified XII (0.50)	824.733	12.35	10,185
Qualified XII (0.50)	60,064.440	16.82	1,010,284
Qualified XII (0.55)	199,925.674	15.66	3,130,836
Qualified XII (0.60)	46,075.028	15.59	718,310
Qualified XII (0.65)	10,755.796	15.51	166,822

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity Portfolio - Class I (continued)
Qualified XII (0.70)	113,388.018	$ 15.44	$ 1,750,711
Qualified XII (0.75)	147,750.433	15.37	2,270,924
Qualified XII (0.80)	270,320.713	16.84	4,552,201
Qualified XII (0.85)	123,241.551	23.15	2,853,042
Qualified XII (0.90)	26,538.573	16.36	434,171
Qualified XII (0.95)	181,885.174	22.90	4,165,170
Qualified XII (1.00)	440,263.480	22.78	10,029,202
Qualified XII (1.05)	49,775.178	22.65	1,127,408
Qualified XII (1.10)	34,349.380	22.53	773,892
Qualified XII (1.15)	40,259.211	22.41	902,209
Qualified XII (1.20)	16,379.556	22.29	365,100
Qualified XII (1.25)	27,931.786	22.17	619,248
Qualified XII (1.30)	2,017.916	22.05	44,495
Qualified XII (1.35)	54.787	21.94	1,202
Qualified XII (1.40)	8,224.024	21.82	179,448
Qualified XII (1.45)	1,716.430	21.70	37,247
Qualified XII (1.50)	1,439.712	21.59	31,083
Qualified XV	2,535.884	22.90	58,072
Qualified XVI	24,376.640	21.59	526,292
Qualified XVII	1,661.614	22.17	36,838
Qualified XVIII	1,759.104	23.01	40,477
Qualified XXI	21,454.516	23.20	497,745
Qualified XXV	17,868.654	23.24	415,268
Qualified XXVI	6,458.470	22.99	148,480
Qualified XXVII	522,782.904	17.03	8,902,993
Qualified XXVIII	342,661.831	16.97	5,814,971
Qualified XXXII	4,600.319	13.95	64,174
Qualified XXXIII (0.65)	907.432	12.12	10,998
Qualified XXXVI	12,594.794	12.20	153,656
Qualified LIII	5,625.494	13.29	74,763
Qualified LIV	7,447.276	13.24	98,602
Qualified LV	17,536.463	13.32	233,586
Qualified LVI	18,039.196	13.33	240,462
	4,155,336.477		$ 82,179,393

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Qualified VI	89,103.005	$ 11.86	$ 1,056,762
Qualified X (1.15)	777.728	12.24	9,519
Qualified X (1.25)	10,478.136	11.86	124,271
Qualified XII (0.00)	4.853	12.42	60
Qualified XII (0.30)	1,341.036	12.29	16,481
Qualified XII (0.40)	1,048.836	12.24	12,838
Qualified XII (0.50)	7,247.638	12.20	88,421
Qualified XII (0.50)	149.675	12.29	1,840
Qualified XII (0.55)	766.062	12.17	9,323
Qualified XII (0.60)	858.854	12.15	10,435
Qualified XII (0.65)	981.945	12.13	11,911
Qualified XII (0.70)	5,355.951	12.11	64,861
Qualified XII (0.75)	1,447.786	12.08	17,489
Qualified XII (0.80)	14,476.609	12.06	174,588
Qualified XII (0.85)	5,269.927	12.04	63,450
Qualified XII (0.90)	1,515.116	12.02	18,212
Qualified XII (0.95)	8,431.723	12.00	101,181
Qualified XII (1.00)	36,517.196	11.97	437,111
Qualified XII (1.05)	263.746	11.95	3,152
Qualified XII (1.10)	995.013	11.93	11,871
Qualified XII (1.15)	5,779.568	11.91	68,835
Qualified XII (1.20)	2,875.216	11.89	34,186
Qualified XII (1.25)	2,512.430	11.86	29,797
Qualified XII (1.40)	540.562	11.80	6,379
Qualified XV	3,066.789	12.00	36,801
Qualified XVI	3,870.612	11.76	45,518
Qualified XVIII	804.670	12.31	9,905
Qualified XXI	1,379.629	12.06	16,638
Qualified XXV	62.058	12.15	754
Qualified XXVI	10.103	12.08	122
Qualified LIII	2,890.544	11.97	34,600
Qualified LIV	1,128.415	11.93	13,462
Qualified LV	2,702.648	12.01	32,459
	214,654.079		$ 2,563,232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP International Value Portfolio - Class I
Currently payable annuity contracts:	150,776.798	$ 19.02	$ 2,867,775
Contracts in accumulation period:
ING Custom Choice 62	3,121.208	18.42	57,493
ING MAP PLUS NP7	14.181	18.46	262
ING MAP PLUS NP10	124.518	18.35	2,285
ING MAP PLUS NP11	9,050.685	18.32	165,809
ING MAP PLUS NP16	721.316	18.14	13,085
ING MAP PLUS NP20	3,566.266	18.00	64,193
ING MAP PLUS NP21	847.148	17.96	15,215
ING MAP PLUS NP22	969.947	17.93	17,391
ING MAP PLUS NP26	286.512	17.79	5,097
ING MAP PLUS NP27	194.690	17.76	3,458
ING MAP PLUS NP30	411.027	17.65	7,255
ING MAP PLUS NP32	47.134	17.58	829
Qualified V	374.303	18.18	6,805
Qualified VI	1,153,195.300	18.36	21,172,666
Qualified X (1.15)	85,956.730	18.48	1,588,480
Qualified X (1.25)	274,247.717	18.36	5,035,188
Qualified XII (0.00)	2.229	19.91	44
Qualified XII (0.20)	81,787.726	19.65	1,607,129
Qualified XII (0.25)	1,600.247	19.59	31,349
Qualified XII (0.30)	34,521.020	19.53	674,196
Qualified XII (0.40)	124,250.104	19.40	2,410,452
Qualified XII (0.50)	360,257.354	19.27	6,942,159
Qualified XII (0.50)	3,704.199	19.28	71,417
Qualified XII (0.55)	63,875.406	19.21	1,227,047
Qualified XII (0.60)	24,277.695	19.15	464,918
Qualified XII (0.65)	72,701.035	19.09	1,387,863
Qualified XII (0.70)	65,780.673	19.03	1,251,806
Qualified XII (0.75)	48,073.735	18.97	911,959
Qualified XII (0.80)	318,109.098	18.91	6,015,443
Qualified XII (0.85)	89,632.801	18.84	1,688,682
Qualified XII (0.90)	14,519.980	18.78	272,685
Qualified XII (0.95)	3,676,407.462	18.72	68,822,348
Qualified XII (1.00)	580,800.400	18.66	10,837,735
Qualified XII (1.05)	32,957.789	18.60	613,015
Qualified XII (1.10)	11,068.069	18.54	205,202
Qualified XII (1.15)	108,102.334	18.48	1,997,731
Qualified XII (1.20)	3,982.831	18.42	73,364
Qualified XII (1.25)	42,482.821	18.36	779,985
Qualified XII (1.30)	3,381.204	18.31	61,910
Qualified XII (1.35)	433.213	18.25	7,906
Qualified XII (1.40)	7,902.954	18.19	143,755

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP International Value Portfolio - Class I (continued)
Qualified XII (1.45)	798.864	$ 18.13	$ 14,483
Qualified XII (1.50)	1,137.765	18.07	20,559
Qualified XV	5,268.742	18.72	98,631
Qualified XVI	27,784.958	18.07	502,074
Qualified XVII	288.025	18.36	5,288
Qualified XVIII	12,044.867	18.36	221,144
Qualified XXI	6,887.930	18.91	130,251
Qualified XXV	3,409.889	19.12	65,197
Qualified XXVI	3,469.922	18.84	65,373
Qualified XXVIII	789,032.436	20.79	16,403,984
Qualified XXXII	4,472.934	18.83	84,225
Qualified XXXIII (0.65)	24,299.962	18.99	461,456
Qualified LIII	6,823.615	16.71	114,023
Qualified LIV	8,999.170	16.66	149,926
Qualified LV	16,168.672	16.76	270,987
	8,365,405.610		$ 158,130,987
ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	31,901.035	$ 15.05	$ 480,111
	31,901.035		$ 480,111

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Qualified VI	233,721.208	$ 14.81	$ 3,461,411
Qualified X (1.15)	4,256.132	14.91	63,459
Qualified X (1.25)	36,925.350	14.81	546,864
Qualified XII (0.20)	165.394	15.85	2,621
Qualified XII (0.30)	2,349.667	15.75	37,007
Qualified XII (0.40)	5,141.977	15.65	80,472
Qualified XII (0.50)	2,496.115	15.55	38,815
Qualified XII (0.50)	1,309.774	17.22	22,554
Qualified XII (0.55)	21,837.852	15.50	338,487
Qualified XII (0.60)	5,430.201	15.45	83,897
Qualified XII (0.65)	28,994.691	15.40	446,518
Qualified XII (0.70)	9,444.337	15.35	144,971
Qualified XII (0.75)	9,272.495	15.30	141,869
Qualified XII (0.80)	62,245.647	15.25	949,246
Qualified XII (0.85)	24,143.697	15.20	366,984
Qualified XII (0.90)	2,967.541	15.15	44,958
Qualified XII (0.95)	59,687.021	15.10	901,274
Qualified XII (1.00)	83,258.894	15.05	1,253,046
Qualified XII (1.05)	2,864.170	15.00	42,963
Qualified XII (1.10)	12,929.707	14.96	193,428
Qualified XII (1.15)	2,445.890	14.91	36,468
Qualified XII (1.20)	1,960.445	14.86	29,132
Qualified XII (1.25)	7,626.645	14.81	112,951
Qualified XII (1.30)	2,033.383	14.76	30,013
Qualified XII (1.35)	13.702	14.72	202
Qualified XII (1.40)	1,625.294	14.67	23,843
Qualified XII (1.45)	233.579	14.62	3,415
Qualified XII (1.50)	80.195	14.57	1,168
Qualified XV	403.387	15.10	6,091
Qualified XVI	4,592.898	14.57	66,919
Qualified XVIII	4,615.704	14.81	68,359
Qualified XXI	2,237.083	15.25	34,116
Qualified XXV	993.345	15.42	15,317
Qualified XXVI	1,840.814	15.20	27,980
Qualified LIII	4,070.622	15.72	63,990
Qualified LIV	599.500	15.67	9,394
Qualified LV	4,278.098	15.77	67,466
	649,092.454		$ 9,757,668
ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	4,998.574	$ 14.00	$ 69,980
	4,998.574		$ 69,980

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	300.977	$ 16.75	$ 5,041
Qualified V	356.374	17.08	6,087
Qualified VI	827,078.550	17.18	14,209,209
Qualified X (1.15)	17,749.433	17.24	306,000
Qualified X (1.25)	70,685.462	17.18	1,214,376
Qualified XII (0.00)	102.754	17.98	1,848
Qualified XII (0.25)	174.207	17.82	3,104
Qualified XII (0.30)	31,597.008	17.79	562,111
Qualified XII (0.40)	41,052.406	17.72	727,449
Qualified XII (0.50)	268.260	17.80	4,775
Qualified XII (0.50)	175,234.253	17.66	3,094,637
Qualified XII (0.55)	14,741.329	17.62	259,742
Qualified XII (0.60)	5,548.583	17.59	97,600
Qualified XII (0.65)	2,807.161	17.56	49,294
Qualified XII (0.70)	24,935.571	17.53	437,121
Qualified XII (0.75)	13,459.270	17.49	235,403
Qualified XII (0.80)	204,172.485	17.46	3,564,852
Qualified XII (0.85)	111,562.008	17.43	1,944,526
Qualified XII (0.90)	17,183.529	17.40	298,993
Qualified XII (0.95)	79,692.286	17.37	1,384,255
Qualified XII (1.00)	580,251.728	17.33	10,055,762
Qualified XII (1.05)	19,612.821	17.30	339,302
Qualified XII (1.10)	8,581.018	17.27	148,194
Qualified XII (1.15)	28,364.896	17.24	489,011
Qualified XII (1.20)	5,790.964	17.21	99,662
Qualified XII (1.25)	18,822.721	17.18	323,374
Qualified XII (1.30)	74.587	17.14	1,278
Qualified XII (1.35)	58.494	17.11	1,001
Qualified XII (1.40)	4,847.831	17.08	82,801
Qualified XII (1.45)	401.633	17.05	6,848
Qualified XII (1.50)	5.531	17.02	94
Qualified XV	1,415.967	17.37	24,595
Qualified XVI	11,442.597	17.02	194,753
Qualified XVII	848.976	17.31	14,696
Qualified XVIII	4,717.041	17.18	81,039
Qualified XXI	2,509.908	17.46	43,823
Qualified XXV	6,114.671	17.59	107,557
Qualified XXVI	2,143.058	17.49	37,482
Qualified XXVII	467,375.823	17.33	8,099,623
Qualified XXVIII	35,970.913	8.01	288,127
Qualified XXXII	1,304.551	17.18	22,412
Qualified LIII	4,909.328	13.41	65,834
Qualified LIV	3,514.527	13.37	46,989
Qualified LV	3,819.189	13.45	51,368
Qualified LVI	1.409	13.46	19
	2,851,602.088		$ 49,032,067

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	336.976	$ 15.30	$ 5,156
Qualified V	67.915	9.56	649
Qualified VI	222,961.635	9.66	2,153,809
Qualified VIII	126.457	9.66	1,222
Qualified X (1.15)	26,057.282	9.72	253,277
Qualified X (1.25)	43,772.846	9.66	422,846
Qualified XII (0.20)	74.708	10.34	772
Qualified XII (0.25)	581.611	10.31	5,996
Qualified XII (0.30)	2,269.069	10.27	23,303
Qualified XII (0.40)	8,289.528	10.21	84,636
Qualified XII (0.50)	2,180.529	10.14	22,111
Qualified XII (0.50)	2,934.955	11.00	32,285
Qualified XII (0.55)	396,737.857	10.11	4,011,020
Qualified XII (0.60)	9,520.700	10.08	95,969
Qualified XII (0.65)	56,833.183	10.04	570,605
Qualified XII (0.70)	8,124.410	10.01	81,325
Qualified XII (0.75)	6,510.245	9.98	64,972
Qualified XII (0.80)	106,550.289	9.95	1,060,175
Qualified XII (0.85)	27,542.699	9.91	272,948
Qualified XII (0.90)	1,552.899	9.88	15,343
Qualified XII (0.95)	58,940.404	9.85	580,563
Qualified XII (1.00)	149,833.102	9.82	1,471,361
Qualified XII (1.05)	5,795.520	9.79	56,738
Qualified XII (1.10)	11,294.634	9.76	110,236
Qualified XII (1.15)	5,022.878	9.72	48,822
Qualified XII (1.20)	2,802.389	9.69	27,155
Qualified XII (1.25)	11,546.484	9.66	111,539
Qualified XII (1.30)	150.686	9.63	1,451
Qualified XII (1.40)	4,082.622	9.57	39,071
Qualified XII (1.45)	897.943	9.54	8,566
Qualified XV	600.642	9.85	5,916
Qualified XVI	6,904.564	9.51	65,662
Qualified XVIII	3,357.893	9.66	32,437
Qualified XXI	2,506.166	9.95	24,936
Qualified XXV	7,112.951	10.06	71,556
Qualified XXVI	857.178	9.91	8,495
Qualified LIII	304.978	14.76	4,501
Qualified LIV	3,286.677	14.72	48,380
Qualified LV	1,274.324	14.81	18,873
	1,199,597.828		$ 11,914,677
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,371.822	$ 12.58	$ 17,258
	1,371.822		$ 17,258

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:	948,232.040	$12.24 to $40.08	$ 26,728,650
Contracts in accumulation period:
ING MAP PLUS NP1	1,399.479	12.89	18,039
ING MAP PLUS NP14	342.724	12.57	4,308
ING MAP PLUS NP15	12,527.701	12.54	157,097
ING MAP PLUS NP25	128.355	12.30	1,579
ING MAP PLUS NP26	1,782.161	12.27	21,867
Qualified I	21,734.805	39.38	855,917
Qualified V	431.383	29.14	12,571
Qualified VI	7,300,680.328	29.66	216,538,179
Qualified VII	112,303.840	28.70	3,223,120
Qualified VIII	2,229.891	27.51	61,344
Qualified IX	1,489.672	28.95	43,126
Qualified X (1.15)	342,598.949	30.08	10,305,376
Qualified X (1.25)	1,978,099.352	20.75	41,045,562
Qualified XII (0.05)	69,073.333	32.18	2,222,780
Qualified XII (0.20)	47,472.981	16.03	760,992
Qualified XII (0.25)	48,555.678	15.96	774,949
Qualified XII (0.30)	142,185.812	15.88	2,257,911
Qualified XII (0.35)	14,280.762	15.80	225,636
Qualified XII (0.40)	17,236.957	22.60	389,555
Qualified XII (0.45)	36.866	15.65	577
Qualified XII (0.50)	5,536.301	14.08	77,951
Qualified XII (0.50)	345,032.231	16.18	5,582,621
Qualified XII (0.55)	184,243.799	15.50	2,855,779
Qualified XII (0.60)	309,889.837	15.43	4,781,600
Qualified XII (0.65)	32,140.561	15.36	493,679
Qualified XII (0.70)	361,574.774	15.28	5,524,863
Qualified XII (0.75)	434,957.832	15.21	6,615,709
Qualified XII (0.80)	1,538,681.882	16.15	24,849,712
Qualified XII (0.85)	996,954.630	21.74	21,673,794
Qualified XII (0.90)	201,891.873	15.72	3,173,740
Qualified XII (0.95)	1,175,115.566	21.49	25,253,234
Qualified XII (1.00)	1,524,448.143	21.37	32,577,457
Qualified XII (1.05)	154,720.424	21.24	3,286,262
Qualified XII (1.10)	177,825.128	21.12	3,755,667
Qualified XII (1.15)	344,528.796	21.00	7,235,105
Qualified XII (1.20)	25,176.931	20.87	525,443
Qualified XII (1.25)	93,826.975	20.75	1,946,910
Qualified XII (1.30)	4,067.015	20.63	83,903
Qualified XII (1.35)	1,852.526	20.51	37,995
Qualified XII (1.40)	17,025.482	20.39	347,150
Qualified XII (1.45)	250.652	20.28	5,083

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class I (continued)
Qualified XII (1.50)	1,097.186	$ 20.16	$ 22,119
Qualified XV	43,686.268	30.66	1,339,421
Qualified XVI	157,457.649	28.88	4,547,377
Qualified XVII	117,538.365	30.46	3,580,219
Qualified XVIII	164,673.961	30.46	5,015,969
Qualified XIX	9,738.770	40.44	393,836
Qualified XX	21,362.758	39.99	854,297
Qualified XXI	61,710.009	31.06	1,916,713
Qualified XXV	48,505.947	31.09	1,508,050
Qualified XXVI	11,827.272	30.75	363,689
Qualified XXVII	907,785.513	39.66	36,002,773
Qualified XXVIII	102,224.563	39.54	4,041,959
Qualified XXX	45,364.206	38.26	1,735,635
Qualified XXXII	256,682.378	12.88	3,306,069
Qualified XXXIII (0.65)	4,059.803	13.82	56,106
Qualified XXXVI	36,124.795	13.91	502,496
Qualified LIII	81,492.233	12.35	1,006,429
Qualified LIV	262,619.296	12.31	3,232,844
Qualified LV	164,169.138	12.39	2,034,056
Qualified LVI	51,701.565	12.40	641,099
	21,542,386.102		$ 528,433,948
ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	291,112.624	$11.02 to $92.31	$ 6,567,519
Contracts in accumulation period:
ING Custom Choice 62	8,985.802	11.49	103,247
ING MAP PLUS NP1	34,663.087	11.64	403,478
ING MAP PLUS NP6	29,867.595	11.53	344,373
ING MAP PLUS NP8	29,740.306	11.48	341,419
ING MAP PLUS NP9	3,945.316	11.46	45,213
ING MAP PLUS NP10	15.285	11.44	175
ING MAP PLUS NP11	99,263.195	11.42	1,133,586
ING MAP PLUS NP12	43,926.692	11.39	500,325
ING MAP PLUS NP13	47.392	11.37	539
ING MAP PLUS NP14	2,210.776	11.35	25,092
ING MAP PLUS NP15	8,050.395	11.33	91,211
ING MAP PLUS NP16	4,390.492	11.31	49,656
ING MAP PLUS NP17	11,960.876	11.28	134,919
ING MAP PLUS NP18	43.247	11.26	487
ING MAP PLUS NP19	8,482.178	11.24	95,340
ING MAP PLUS NP20	759.115	11.22	8,517
ING MAP PLUS NP21	2,791.990	11.20	31,270
ING MAP PLUS NP22	2,728.395	11.17	30,476
ING MAP PLUS NP23	2,439.610	11.15	27,202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I (continued)
ING MAP PLUS NP24	666.522	$ 11.13	$ 7,418
ING MAP PLUS NP25	416.819	11.11	4,631
ING MAP PLUS NP26	448.446	11.09	4,973
ING MAP PLUS NP27	988.005	11.06	10,927
ING MAP PLUS NP28	14,642.000	11.04	161,648
ING MAP PLUS NP29	2,330.034	11.02	25,677
ING MAP PLUS NP30	2,534.185	11.00	27,876
Qualified I	5,503.113	81.10	446,302
Qualified V	564.237	20.47	11,550
Qualified VI	5,973,103.947	20.55	122,747,286
Qualified VII	64,511.739	19.12	1,233,464
Qualified VIII	8,443.406	18.91	159,665
Qualified IX	553.670	19.92	11,029
Qualified X (1.15)	273,497.639	20.84	5,699,691
Qualified X (1.25)	1,041,449.103	17.41	18,131,629
Qualified XII (0.00)	13,376.319	17.16	229,538
Qualified XII (0.05)	127,866.167	22.30	2,851,416
Qualified XII (0.05)	55,906.959	22.30	1,246,725
Qualified XII (0.20)	34,482.712	16.83	580,344
Qualified XII (0.25)	62,114.654	16.75	1,040,420
Qualified XII (0.30)	118,509.794	16.67	1,975,558
Qualified XII (0.35)	12,107.420	16.59	200,862
Qualified XII (0.40)	39,363.423	18.95	745,937
Qualified XII (0.45)	767.134	16.43	12,604
Qualified XII (0.50)	389,230.272	16.58	6,453,438
Qualified XII (0.50)	4,971.824	13.83	68,760
Qualified XII (0.55)	139,784.456	16.28	2,275,691
Qualified XII (0.60)	131,954.555	16.20	2,137,664
Qualified XII (0.65)	203,883.777	16.12	3,286,606
Qualified XII (0.70)	366,287.395	16.04	5,875,250
Qualified XII (0.75)	309,498.084	15.97	4,942,684
Qualified XII (0.80)	1,093,084.586	16.12	17,620,524
Qualified XII (0.85)	793,568.140	18.23	14,466,747
Qualified XII (0.90)	100,360.583	15.98	1,603,762
Qualified XII (0.95)	2,974,276.662	18.02	53,596,465
Qualified XII (1.00)	2,009,478.141	17.92	36,009,848
Qualified XII (1.05)	322,338.649	17.82	5,744,075
Qualified XII (1.10)	112,915.355	17.71	1,999,731
Qualified XII (1.15)	160,353.901	17.61	2,823,832
Qualified XII (1.20)	57,371.731	17.51	1,004,579
Qualified XII (1.25)	123,836.475	17.41	2,155,993
Qualified XII (1.30)	9,582.355	17.30	165,775
Qualified XII (1.35)	3,958.768	17.20	68,091
Qualified XII (1.40)	38,316.350	17.10	655,210
Qualified XII (1.45)	7,711.403	17.00	131,094

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class I (continued)
Qualified XII (1.50)	1,017.949	$ 16.91	$ 17,214
Qualified XV	10,246.810	21.24	217,642
Qualified XVI	154,626.609	20.01	3,094,078
Qualified XVII	125,892.785	20.88	2,628,641
Qualified XVIII	209,748.174	20.88	4,379,542
Qualified XIX	220.001	82.40	18,128
Qualified XX	7,454.399	80.95	603,434
Qualified XXI	23,108.300	21.52	497,291
Qualified XXV	27,410.475	21.54	590,422
Qualified XXVI	22,413.479	21.31	477,631
Qualified XXVII	703,379.379	81.14	57,072,203
Qualified XXVIII	142,407.002	80.89	11,519,302
Qualified XXIX	445.374	79.68	35,487
Qualified XXX	17,585.099	78.28	1,376,562
Qualified XXXII	110,151.944	11.39	1,254,631
Qualified XXXIII (0.65)	25,108.956	13.57	340,729
Qualified XXXVI	43,698.634	13.66	596,923
Qualified LIII	89,507.790	11.22	1,004,277
Qualified LIV	166,671.446	11.19	1,865,053
Qualified LV	244,929.925	11.26	2,757,911
Qualified LVI	28,260.401	11.26	318,212
	19,946,620.208		$ 421,252,346
ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	23,490.810	$ 10.58	$ 248,533
	23,490.810		$ 248,533
ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:	275,221.626	$11.05 to $12.80	$ 3,073,764
Contracts in accumulation period:
ING Custom Choice 62	232,053.447	10.95	2,540,985
ING MAP PLUS NP6	12.219	11.14	136
ING MAP PLUS NP15	21,833.532	10.95	239,077
ING MAP PLUS NP25	1,930.111	10.73	20,710
Qualified I	6,648.668	53.48	355,571
Qualified V	8,063.138	14.89	120,060
Qualified VI	5,050,682.506	15.21	76,820,881
Qualified VII	83,511.405	15.20	1,269,373
Qualified VIII	4,748.624	14.64	69,520
Qualified IX	933.649	15.44	14,416
Qualified X (1.15)	355,260.730	15.43	5,481,673
Qualified X (1.25)	949,865.155	13.60	12,918,166
Qualified XII (0.00)	2,878.863	14.13	40,678
Qualified XII (0.05)	35,570.850	16.51	587,275
Qualified XII (0.25)	4,290.739	13.79	59,169
Qualified XII (0.30)	21,422.636	13.73	294,133

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market Portfolio - Class I (continued)
Qualified XII (0.35)	85,031.999	$ 13.66	$ 1,161,537
Qualified XII (0.40)	129,805.947	14.81	1,922,426
Qualified XII (0.45)	54.305	13.53	735
Qualified XII (0.50)	1,202,283.829	13.60	16,351,060
Qualified XII (0.50)	1,313.156	11.77	15,456
Qualified XII (0.55)	240,415.320	13.40	3,221,565
Qualified XII (0.60)	97,083.756	13.34	1,295,097
Qualified XII (0.65)	1,019,237.066	13.27	13,525,276
Qualified XII (0.70)	1,333,041.269	13.21	17,609,475
Qualified XII (0.75)	440,028.399	13.15	5,786,373
Qualified XII (0.80)	1,863,139.120	13.25	24,686,593
Qualified XII (0.85)	745,229.347	14.25	10,619,518
Qualified XII (0.90)	140,725.108	13.09	1,842,092
Qualified XII (0.95)	2,504,027.050	14.08	35,256,701
Qualified XII (1.00)	3,818,074.284	14.00	53,453,040
Qualified XII (1.05)	264,296.612	13.92	3,679,009
Qualified XII (1.10)	217,781.021	13.84	3,014,089
Qualified XII (1.15)	189,178.493	13.76	2,603,096
Qualified XII (1.20)	109,772.274	13.68	1,501,685
Qualified XII (1.25)	583,468.060	13.60	7,935,166
Qualified XII (1.30)	12,665.740	13.52	171,241
Qualified XII (1.35)	3,458.251	13.44	46,479
Qualified XII (1.40)	32,771.297	13.36	437,825
Qualified XII (1.45)	13,924.060	13.29	185,051
Qualified XII (1.50)	4,415.427	13.21	58,328
Qualified XV	19,425.286	15.72	305,365
Qualified XVI	133,928.674	14.81	1,983,484
Qualified XVII	158,695.298	15.21	2,413,755
Qualified XVIII	311,942.966	15.21	4,744,653
Qualified XIX	142.428	53.48	7,617
Qualified XX	23,540.355	52.41	1,233,750
Qualified XXI	56,606.386	15.93	901,740
Qualified XXV	73,658.670	15.95	1,174,856
Qualified XXVI	43,476.398	15.77	685,623
Qualified XXVII	2,844,910.643	56.29	160,140,020
Qualified XXVIII	529,800.657	55.20	29,244,996
Qualified XXIX	1.550	52.41	81
Qualified XXX	40,988.494	51.49	2,110,498
Qualified XXXII	39,600.389	10.92	432,436
Qualified XXXIII (0.65)	37,108.531	11.55	428,604
Qualified XXXV	113,974.223	11.01	1,254,856
Qualified XXXVI	48,790.791	11.63	567,437
Qualified LIII	84,028.549	11.23	943,641
Qualified LIV	55,529.520	11.20	621,931
Qualified LV	65,665.234	11.27	740,047
Qualified LVI	2,292.139	11.27	25,832
	26,790,256.269		$ 520,245,722

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Janus Adviser Balanced Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	46.429	$ 14.44	$ 670
	46.429		$ 670
Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	8,256.002	$ 32.14	$ 265,348
Qualified XII (0.50)	139.832	21.44	2,998
Qualified XII (0.55)	2.129	20.30	43
Qualified XII (0.65)	15.039	20.11	302
Qualified XII (0.70)	747.469	20.01	14,957
Qualified XII (0.75)	15.472	19.92	308
Qualified XII (0.80)	87.835	21.42	1,881
Qualified XII (0.85)	13.339	29.98	400
Qualified XII (0.90)	675.594	20.81	14,059
Qualified XII (0.95)	424.085	29.63	12,566
Qualified XII (1.00)	908.100	29.46	26,753
Qualified XII (1.15)	23.436	28.95	678
Qualified XII (1.25)	30.758	28.61	880
Qualified XII (1.45)	6.261	27.96	175
Qualified XVII	367.124	32.14	11,799
Qualified LV	1,051.663	13.48	14,176
	12,764.138		$ 367,323
Janus Aspen Series Flexible Bond Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	3,196.086	$ 22.38	$ 71,528
Qualified X (1.25)	8.067	15.06	121
Qualified XII (0.50)	21.200	16.45	349
Qualified XII (0.55)	20.742	16.07	333
Qualified XII (0.60)	46.700	15.99	747
Qualified XII (0.70)	595.374	15.84	9,431
Qualified XII (0.80)	49.588	16.02	794
Qualified XII (0.85)	77.655	19.59	1,521
Qualified XII (0.90)	49.086	15.87	779
Qualified XII (0.95)	147.489	19.37	2,857
Qualified XII (1.00)	547.659	19.25	10,542
Qualified XII (1.05)	3.460	19.14	66
Qualified XII (1.15)	21.847	18.92	413
	4,784.953		$ 99,481

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	4,553.955	$ 23.11	$ 105,242
Qualified X (1.15)	74.070	25.03	1,854
Qualified X (1.25)	19.201	24.72	475
Qualified XII (0.50)	127.074	14.84	1,886
Qualified XII (0.55)	3.134	13.92	44
Qualified XII (0.70)	1,055.815	13.72	14,486
Qualified XII (0.75)	22.939	13.66	313
Qualified XII (0.80)	38.043	14.96	569
Qualified XII (0.85)	54.556	20.70	1,129
Qualified XII (0.90)	394.210	14.40	5,677
Qualified XII (0.95)	140.175	20.46	2,868
Qualified XII (1.00)	750.019	20.34	15,255
Qualified XII (1.40)	4.237	19.42	82
Qualified XVII	4.160	23.11	96
	7,241.588		$ 149,976
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	12,558.899	$ 31.89	$ 400,503
Qualified X (1.15)	47.017	31.18	1,466
Qualified XII (0.45)	0.050	19.84	1
Qualified XII (0.50)	152.052	20.42	3,105
Qualified XII (0.55)	2.276	19.65	45
Qualified XII (0.65)	15.004	19.47	292
Qualified XII (0.70)	1,368.024	19.37	26,499
Qualified XII (0.80)	7.921	20.70	164
Qualified XII (0.85)	809.351	22.33	18,073
Qualified XII (0.90)	317.850	20.15	6,405
Qualified XII (0.95)	200.988	22.07	4,436
Qualified XII (1.00)	650.557	21.94	14,273
Qualified XII (1.10)	437.275	21.69	9,484
Qualified XII (1.15)	12.290	21.56	265
Qualified XII (1.40)	112.369	20.95	2,354
Qualified XII (1.45)	9.867	20.82	205
Qualified XVII	89.410	31.89	2,851
	16,791.200		$ 490,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	8,091.490	$ 27.17	$ 219,846
Qualified X (1.15)	163.612	30.90	5,056
Qualified XII (0.45)	0.093	14.04	1
Qualified XII (0.50)	220.522	15.68	3,458
Qualified XII (0.65)	14.974	13.77	206
Qualified XII (0.70)	1,334.874	13.70	18,288
Qualified XII (0.80)	349.719	15.96	5,582
Qualified XII (0.85)	352.256	23.30	8,208
Qualified XII (0.90)	640.005	15.47	9,901
Qualified XII (0.95)	205.028	23.03	4,722
Qualified XII (1.00)	1,177.937	22.90	26,975
Qualified XII (1.10)	112.526	22.64	2,548
Qualified XII (1.15)	35.204	22.50	792
Qualified XVII	427.257	27.17	11,609
	13,125.497		$ 317,192
Lazard Mid Cap Portfolio - Open Shares
Contracts in accumulation period:
ING MAP PLUS NP8	13,931.238	$ 8.78	$ 122,316
Qualified VI	8,755.899	8.74	76,527
Qualified XII (0.00)	27.027	8.81	238
Qualified XII (0.40)	7.790	8.79	68
Qualified XII (0.50)	10,850.937	8.78	95,271
Qualified XII (0.65)	28.086	8.77	246
Qualified XII (0.80)	2,941.115	8.76	25,764
Qualified XII (0.85)	5.939	8.76	52
Qualified XII (0.90)	9.034	8.76	79
Qualified XII (0.95)	248.640	8.75	2,176
Qualified XII (1.00)	51.489	8.75	451
Qualified XII (1.05)	169.951	8.75	1,487
Qualified XII (1.10)	78.430	8.75	686
Qualified XII (1.25)	88.262	8.74	771
Qualified XV	10.318	8.75	90
	37,204.155		$ 326,222
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.05)	19,462.823	$ 12.10	$ 235,500
	19,462.823		$ 235,500

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP7	14.402	$ 14.49	$ 209
ING MAP PLUS NP9	8,353.900	14.43	120,547
ING MAP PLUS NP11	4,785.200	14.37	68,763
ING MAP PLUS NP12	14,783.808	14.34	212,000
ING MAP PLUS NP16	4,274.796	14.23	60,830
ING MAP PLUS NP17	13,116.335	14.21	186,383
ING MAP PLUS NP20	11,368.944	14.12	160,529
ING MAP PLUS NP23	6,271.765	14.04	88,056
ING MAP PLUS NP24	3,390.804	14.01	47,505
ING MAP PLUS NP25	371.906	13.99	5,203
ING MAP PLUS NP28	10,195.854	13.90	141,722
ING MAP PLUS NP30	2,653.126	13.85	36,746
ING MAP PLUS NP32	48.418	13.80	668
Qualified XII (1.00)	7,544.163	16.89	127,421
	87,173.421		$ 1,256,582
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	5,140.550	$ 17.52	$ 90,062
ING MAP PLUS NP11	18,184.626	17.45	317,322
ING MAP PLUS NP12	5,493.902	17.42	95,704
ING MAP PLUS NP14	18,450.353	17.35	320,114
ING MAP PLUS NP17	3,379.955	17.25	58,304
ING MAP PLUS NP19	2,542.608	17.18	43,682
ING MAP PLUS NP20	25,562.802	17.15	438,402
ING MAP PLUS NP21	4,047.826	17.11	69,258
ING MAP PLUS NP22	243.598	17.08	4,161
ING MAP PLUS NP23	683.394	17.05	11,652
ING MAP PLUS NP28	6,650.184	16.88	112,255
ING MAP PLUS NP29	4,529.350	16.85	76,320
ING MAP PLUS NP30	614.855	16.81	10,336
	95,524.003		$ 1,647,572
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class
VC
Currently payable annuity contracts:	74,055.617	$ 15.18	$ 1,124,164
Contracts in accumulation period:
ING Custom Choice 62	2,542.414	14.23	36,179
Qualified VI	2,009,151.744	14.78	29,695,263
Qualified X (1.15)	84,896.199	14.88	1,263,255
Qualified X (1.25)	288,949.012	14.78	4,270,666
Qualified XII (0.20)	107.283	15.82	1,697
Qualified XII (0.25)	55.101	15.77	869
Qualified XII (0.30)	114,199.749	15.71	1,794,078
Qualified XII (0.35)	2,882.150	15.66	45,134
Qualified XII (0.40)	7,888.195	15.61	123,135

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class
VC (continued)
Qualified XII (0.50)	2,766.295	$ 17.47	$ 48,327
Qualified XII (0.50)	84,274.819	15.51	1,307,102
Qualified XII (0.55)	181,192.590	15.46	2,801,237
Qualified XII (0.60)	48,285.578	15.41	744,081
Qualified XII (0.65)	24,028.154	15.36	369,072
Qualified XII (0.70)	103,690.293	15.31	1,587,498
Qualified XII (0.75)	35,304.368	15.26	538,745
Qualified XII (0.80)	149,175.630	15.22	2,270,453
Qualified XII (0.85)	249,295.388	15.17	3,781,811
Qualified XII (0.90)	34,649.104	15.12	523,894
Qualified XII (0.95)	2,034,924.332	15.07	30,666,310
Qualified XII (1.00)	1,219,708.320	15.02	18,320,019
Qualified XII (1.05)	68,024.729	14.97	1,018,330
Qualified XII (1.10)	43,627.889	14.92	650,928
Qualified XII (1.15)	64,002.121	14.88	952,352
Qualified XII (1.20)	13,419.724	14.83	199,015
Qualified XII (1.25)	108,442.047	14.78	1,602,773
Qualified XII (1.30)	2,865.313	14.73	42,206
Qualified XII (1.35)	2,429.980	14.69	35,696
Qualified XII (1.40)	11,232.887	14.64	164,449
Qualified XII (1.45)	2,652.529	14.59	38,700
Qualified XII (1.50)	1,835.272	14.54	26,685
Qualified XV	12,128.586	15.07	182,778
Qualified XVI	48,896.307	14.54	710,952
Qualified XVII	3,157.365	14.78	46,666
Qualified XVIII	6,661.212	14.78	98,453
Qualified XXI	90,317.180	15.22	1,374,627
Qualified XXV	39,434.242	15.26	601,767
Qualified XXVI	11,677.959	15.12	176,571
Qualified XXVII	1,010,325.791	18.59	18,781,956
Qualified XXVIII	1,040,552.001	16.07	16,721,671
Qualified XXXII	9,637.408	14.89	143,501
Qualified XXXIII (0.65)	23,885.209	17.20	410,826
Qualified LIII	15,831.587	12.75	201,853
Qualified LIV	42,649.950	12.71	542,081
Qualified LV	15,328.370	12.78	195,897
	9,441,037.993		$ 146,233,722
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	16,497.262	$ 12.92	$ 213,145
ING MAP PLUS NP12	20,768.058	12.84	266,662
ING MAP PLUS NP17	988.645	12.72	12,576
ING MAP PLUS NP20	19,251.682	12.64	243,341
ING MAP PLUS NP24	79.522	12.55	998
	57,585.169		$ 736,722

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Moderate Allocation Portfolio
Contracts in accumulation period	2,582.864	$ 13.64	$ 35,230
	2,582.864		$ 35,230
Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING Custom Choice 62	444.993	$ 11.33	$ 5,042
ING MAP PLUS NP8	3,043.601	11.50	35,001
ING MAP PLUS NP11	4,829.618	11.47	55,396
ING MAP PLUS NP13	3,852.459	11.45	44,111
ING MAP PLUS NP18	1,139.598	11.41	13,003
ING MAP PLUS NP20	101.327	11.39	1,154
ING MAP PLUS NP22	2,108.115	11.37	23,969
ING MAP PLUS NP25	17.525	11.34	199
Qualified VI	71,653.933	11.33	811,839
Qualified XII (0.40)	2,423.266	11.50	27,868
Qualified XII (0.50)	398.945	11.48	4,580
Qualified XII (0.55)	3,355.541	11.47	38,488
Qualified XII (0.60)	228.750	11.46	2,621
Qualified XII (0.65)	65.587	11.45	751
Qualified XII (0.70)	1,588.721	11.44	18,175
Qualified XII (0.75)	795.098	11.43	9,088
Qualified XII (0.80)	858.443	11.42	9,803
Qualified XII (0.85)	5,253.108	11.41	59,938
Qualified XII (0.90)	365.775	11.40	4,170
Qualified XII (0.95)	22,404.528	11.39	255,188
Qualified XII (1.00)	37,013.422	11.38	421,213
Qualified XII (1.05)	574.544	11.37	6,533
Qualified XII (1.10)	1,669.165	11.36	18,962
Qualified XII (1.15)	339.956	11.35	3,859
Qualified XII (1.20)	912.992	11.34	10,353
Qualified XII (1.25)	3,751.051	11.33	42,499
Qualified XII (1.30)	16.924	11.32	192
Qualified XII (1.35)	85.990	11.31	973
Qualified XII (1.40)	519.512	11.30	5,870
Qualified XII (1.50)	137.100	11.28	1,546
Qualified XVI	2,113.215	11.28	23,837
Qualified XXI	29.195	11.42	333
Qualified XXV	213.570	11.43	2,441
Qualified LIII	1,843.449	11.51	21,218
Qualified LIV	336.922	11.48	3,868
Qualified LV	32.945	11.54	380
Qualified LVI	87.792	11.54	1,013
	174,606.675		$ 1,985,474

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	142,468.066	$ 17.15	$ 2,443,327
ING MAP PLUS NP6	8,478.345	16.99	144,047
ING MAP PLUS NP7	14.982	16.95	254
ING MAP PLUS NP8	5,814.503	16.92	98,381
ING MAP PLUS NP11	10,683.769	16.82	179,701
ING MAP PLUS NP13	2,502.252	16.76	41,938
ING MAP PLUS NP14	24,369.874	16.72	407,464
ING MAP PLUS NP15	2,041.340	16.69	34,070
ING MAP PLUS NP17	7,472.337	16.63	124,265
ING MAP PLUS NP18	19,299.118	16.59	320,172
ING MAP PLUS NP19	4,468.274	16.56	73,995
ING MAP PLUS NP20	7,889.086	16.53	130,407
ING MAP PLUS NP21	86.498	16.50	1,427
ING MAP PLUS NP22	1,036.204	16.46	17,056
ING MAP PLUS NP23	500.564	16.43	8,224
ING MAP PLUS NP24	44.791	16.40	735
ING MAP PLUS NP28	0.314	16.27	5
ING MAP PLUS NP30	766.178	16.21	12,420
	237,936.495		$ 4,037,888
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,814.798	$ 17.32	$ 48,752
Qualified V	208.119	16.75	3,486
Qualified VI	708,558.506	16.85	11,939,211
Qualified XII (0.00)	191.910	17.64	3,385
Qualified XII (0.25)	691.765	17.48	12,092
Qualified XII (0.30)	101,025.969	17.45	1,762,903
Qualified XII (0.35)	1,676.449	17.42	29,204
Qualified XII (0.40)	22,130.681	17.39	384,853
Qualified XII (0.50)	1,067.653	17.46	18,641
Qualified XII (0.50)	228,689.756	17.32	3,960,907
Qualified XII (0.55)	15,388.051	17.29	266,059
Qualified XII (0.60)	29,051.849	17.26	501,435
Qualified XII (0.65)	7,277.538	17.23	125,392
Qualified XII (0.70)	33,478.027	17.20	575,822
Qualified XII (0.75)	17,773.278	17.17	305,167
Qualified XII (0.80)	231,137.242	17.13	3,959,381
Qualified XII (0.85)	104,832.499	17.10	1,792,636
Qualified XII (0.90)	7,182.516	17.07	122,606
Qualified XII (0.95)	124,506.867	17.04	2,121,597
Qualified XII (1.00)	414,797.897	17.01	7,055,712
Qualified XII (1.05)	14,536.057	16.98	246,822

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XII (1.10)	17,621.511	$ 16.95	$ 298,685
Qualified XII (1.15)	22,209.446	16.92	375,784
Qualified XII (1.20)	8,643.501	16.88	145,902
Qualified XII (1.25)	40,785.541	16.85	687,236
Qualified XII (1.30)	309.603	16.82	5,208
Qualified XII (1.35)	165.516	16.79	2,779
Qualified XII (1.40)	8,223.171	16.76	137,820
Qualified XII (1.45)	559.666	16.73	9,363
Qualified XV	1,042.628	17.04	17,766
Qualified XVI	6,895.484	16.70	115,155
Qualified XVII	3,518.242	16.99	59,775
Qualified XXI	1,808.273	17.13	30,976
Qualified XXV	3,519.173	17.19	60,495
Qualified XXVI	754.519	17.11	12,910
Qualified XXVII	261,371.883	15.58	4,072,174
Qualified LIII	3,119.529	16.06	50,100
Qualified LIV	8,116.728	16.01	129,949
Qualified LV	738.891	16.09	11,889
Qualified LVI	47.423	16.10	764
	2,456,468.155		$ 41,460,793
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	724.260	$ 13.06	$ 9,459
ING MAP PLUS NP12	7,224.025	12.96	93,623
ING MAP PLUS NP14	4,481.544	12.91	57,857
ING MAP PLUS NP16	17,657.584	12.86	227,077
ING MAP PLUS NP17	15.451	12.83	198
ING MAP PLUS NP18	4,661.276	12.81	59,711
ING MAP PLUS NP23	8,539.396	12.68	108,280
ING MAP PLUS NP26	1,131.191	12.61	14,264
ING MAP PLUS NP28	2,116.819	12.56	26,587
	46,551.546		$ 597,056

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	2,771.788	$ 32.77	$ 90,831
ING MAP PLUS NP1	16,068.764	30.84	495,561
ING MAP PLUS NP8	2,883.582	30.42	87,719
ING MAP PLUS NP9	12,946.319	30.36	393,050
ING MAP PLUS NP10	741.150	30.30	22,457
ING MAP PLUS NP12	18,496.970	30.19	558,424
ING MAP PLUS NP13	1,746.268	30.13	52,615
ING MAP PLUS NP14	18.512	30.07	557
ING MAP PLUS NP16	6,638.411	29.95	198,820
ING MAP PLUS NP17	11,967.572	29.89	357,711
ING MAP PLUS NP19	25,982.584	29.78	773,761
ING MAP PLUS NP20	7,807.126	29.72	232,028
ING MAP PLUS NP21	11,295.103	29.66	335,013
ING MAP PLUS NP22	1,499.659	29.60	44,390
ING MAP PLUS NP23	789.444	29.54	23,320
ING MAP PLUS NP24	684.724	29.49	20,193
ING MAP PLUS NP25	2,529.034	29.43	74,429
ING MAP PLUS NP26	770.692	29.37	22,635
ING MAP PLUS NP28	953.035	29.26	27,886
ING MAP PLUS NP29	41.216	29.20	1,204
ING MAP PLUS NP30	1,258.625	29.14	36,676
ING MAP PLUS NP32	22.185	29.03	644
ING MAP PLUS NP36	3,026.022	28.80	87,149
Qualified V	155.053	64.86	10,057
Qualified VI	1,150,490.609	65.63	75,506,699
Qualified XII (0.00)	473.627	71.98	34,092
Qualified XII (0.25)	19.845	70.67	1,402
Qualified XII (0.30)	21,822.029	70.40	1,536,271
Qualified XII (0.40)	34,935.304	69.89	2,441,628
Qualified XII (0.45)	82.302	69.63	5,731
Qualified XII (0.50)	129,545.340	69.37	8,986,560
Qualified XII (0.50)	2,725.058	67.84	184,868
Qualified XII (0.55)	19,815.325	69.12	1,369,635
Qualified XII (0.60)	15,298.578	68.86	1,053,460
Qualified XII (0.65)	22,189.066	68.61	1,522,392
Qualified XII (0.70)	92,334.165	68.35	6,311,040
Qualified XII (0.75)	29,446.837	68.10	2,005,330
Qualified XII (0.80)	61,561.068	67.85	4,176,918
Qualified XII (0.85)	106,359.543	67.60	7,189,905
Qualified XII (0.90)	28,849.687	67.35	1,943,026
Qualified XII (0.95)	174,635.569	67.10	11,718,047
Qualified XII (1.00)	456,698.087	66.86	30,534,834
Qualified XII (1.05)	28,076.119	66.61	1,870,150
Qualified XII (1.10)	20,404.177	66.36	1,354,021

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
Qualified XII (1.15)	39,851.447	$ 66.12	$ 2,634,978
Qualified XII (1.20)	4,284.163	65.88	282,241
Qualified XII (1.25)	38,359.946	65.63	2,517,563
Qualified XII (1.30)	3,057.634	65.39	199,939
Qualified XII (1.35)	331.879	65.15	21,622
Qualified XII (1.40)	6,333.918	64.91	411,135
Qualified XII (1.45)	844.156	64.67	54,592
Qualified XII (1.50)	289.069	64.43	18,625
Qualified XV	4,405.199	67.10	295,589
Qualified XVI	26,634.301	64.43	1,716,048
Qualified XVII	7,225.837	65.63	474,232
Qualified XXI	11,407.556	67.85	774,003
Qualified XXV	17,215.206	68.05	1,171,495
Qualified XXVI	9,378.669	67.31	631,278
Qualified XXVII	1,218,832.279	44.08	53,726,127
Qualified LIII	25,861.028	23.19	599,717
Qualified LIV	42,831.180	23.12	990,257
Qualified LV	33,377.910	23.24	775,703
Qualified LVI	437.889	23.25	10,181
	4,017,815.439		$ 230,998,464
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP17	120.746	$ 15.75	$ 1,902
ING MAP PLUS NP28	0.048	15.42	1
Qualified VI	13,019.034	24.89	324,044
Qualified X (1.25)	79.777	24.89	1,986
Qualified XII (0.45)	2.478	26.82	66
Qualified XII (0.50)	159.390	26.77	4,267
Qualified XII (0.55)	1.568	26.57	42
Qualified XII (0.60)	68.115	26.44	1,801
Qualified XII (0.70)	3,476.988	26.19	91,062
Qualified XII (0.75)	26.210	26.06	683
Qualified XII (0.80)	963.049	26.00	25,039
Qualified XII (0.85)	460.669	25.88	11,922
Qualified XII (0.90)	60.773	25.75	1,565
Qualified XII (0.95)	153.997	25.63	3,947
Qualified XII (1.00)	2,848.331	25.50	72,632
Qualified XII (1.10)	65.482	25.26	1,654
Qualified XII (1.15)	306.743	25.14	7,712
Qualified XII (1.25)	123.055	24.89	3,063
Qualified XII (1.40)	87.529	24.54	2,148
Qualified XVII	918.579	24.89	22,863
	22,942.561		$ 578,399

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	11,443.198	$9.88 to $11.12	$ 114,893
	11,443.198		$ 114,893
Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	264.747	$ 12.99	$ 3,439
Qualified V	26.183	12.93	339
Qualified VI	237,159.535	12.99	3,080,702
Qualified X (1.15)	2,461.852	14.85	36,559
Qualified X (1.25)	17,686.925	14.80	261,766
Qualified XII (0.25)	25.172	13.34	336
Qualified XII (0.30)	86.906	13.33	1,158
Qualified XII (0.40)	1,759.485	13.29	23,384
Qualified XII (0.50)	623.503	13.28	8,280
Qualified XII (0.50)	1,890.125	13.25	25,044
Qualified XII (0.55)	2,328.141	13.24	30,825
Qualified XII (0.60)	1,996.193	13.22	26,390
Qualified XII (0.65)	5,958.449	13.20	78,652
Qualified XII (0.70)	5,172.703	13.18	68,176
Qualified XII (0.75)	2,305.253	13.17	30,360
Qualified XII (0.80)	11,204.214	13.15	147,335
Qualified XII (0.85)	45,505.548	13.13	597,488
Qualified XII (0.90)	3,567.188	13.11	46,766
Qualified XII (0.95)	29,331.132	13.09	383,945
Qualified XII (1.00)	87,838.171	13.08	1,148,923
Qualified XII (1.05)	2,541.343	13.06	33,190
Qualified XII (1.10)	5,884.902	13.04	76,739
Qualified XII (1.15)	7,126.096	13.02	92,782
Qualified XII (1.20)	1,223.388	13.01	15,916
Qualified XII (1.25)	6,616.364	12.99	85,947
Qualified XII (1.30)	6.924	12.97	90
Qualified XII (1.35)	2,476.262	12.96	32,092
Qualified XII (1.40)	254.906	12.94	3,298
Qualified XII (1.45)	1,221.306	12.92	15,779
Qualified XII (1.50)	5.796	12.90	75
Qualified XV	3,942.442	13.09	51,607
Qualified XVI	11,561.878	12.90	149,148
Qualified XVII	3,127.205	12.99	40,622
Qualified XVIII	1,458.938	14.92	21,767
Qualified XXI	4,435.652	13.15	58,329
Qualified XXV	792.510	13.17	10,437
Qualified XXVI	471.577	13.11	6,182
Qualified XXXII	650.975	14.80	9,634
Qualified LIII	3,314.685	13.34	44,218
Qualified LIV	11,111.363	13.30	147,781
Qualified LV	5,680.345	13.37	75,946
	531,096.282		$ 6,971,446

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Mid Cap Fund/VA
Currently payable annuity contracts:	4,262.314	$5.51 to $10.94	$ 31,412
	4,262.314		$ 31,412
Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	2,952.030	$ 16.33	$ 48,207
Qualified XII (0.55)	10.895	17.48	190
Qualified XII (0.60)	43.834	17.40	763
Qualified XII (0.65)	0.303	17.31	5
Qualified XII (0.70)	3,647.857	17.23	62,853
Qualified XII (0.75)	16.197	17.15	278
Qualified XII (0.85)	232.102	16.97	3,939
Qualified XII (0.95)	186.915	16.81	3,142
Qualified XII (1.00)	331.587	16.73	5,547
Qualified XII (1.05)	3.984	16.65	66
Qualified XII (1.45)	10.585	16.01	169
	7,436.289		$ 125,159
Pax World Balanced Fund
Contracts in accumulation period:
ING Custom Choice 62	2,043.811	$ 13.89	$ 28,389
ING MAP PLUS NP1	9,479.729	14.17	134,328
ING MAP PLUS NP8	16,071.337	13.98	224,677
ING MAP PLUS NP9	8.903	13.95	124
ING MAP PLUS NP11	13,353.592	13.90	185,615
ING MAP PLUS NP12	13,932.917	13.87	193,250
ING MAP PLUS NP14	7,682.581	13.82	106,173
ING MAP PLUS NP15	43.900	13.79	605
ING MAP PLUS NP16	9,556.816	13.77	131,597
ING MAP PLUS NP17	784.057	13.74	10,773
ING MAP PLUS NP18	2,174.440	13.71	29,812
ING MAP PLUS NP19	8,416.662	13.68	115,140
ING MAP PLUS NP23	433.678	13.58	5,889
ING MAP PLUS NP24	71.656	13.55	971
ING MAP PLUS NP25	1,149.711	13.53	15,556
ING MAP PLUS NP26	4.741	13.50	64
ING MAP PLUS NP28	3.759	13.45	51
ING MAP PLUS NP30	554.857	13.39	7,430
ING MAP PLUS NP32	38.319	13.34	511
Qualified V	260.107	12.84	3,340
Qualified VI	1,239,501.579	12.99	16,101,126
Qualified XII (0.00)	0.234	14.25	3
Qualified XII (0.30)	2,127.963	13.94	29,664
Qualified XII (0.40)	41,504.116	13.83	574,002
Qualified XII (0.50)	58,216.446	13.73	799,312
Qualified XII (0.55)	25,685.304	13.68	351,375
Qualified XII (0.60)	5,379.896	13.63	73,328
Qualified XII (0.65)	18,022.987	13.58	244,752

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund (continued)
Qualified XII (0.70)	235,813.934	$ 13.53	$ 3,190,563
Qualified XII (0.75)	40,526.105	13.48	546,292
Qualified XII (0.80)	54,971.206	13.43	738,263
Qualified XII (0.85)	126,835.387	13.38	1,697,057
Qualified XII (0.90)	13,490.048	13.33	179,822
Qualified XII (0.95)	233,498.198	13.28	3,100,856
Qualified XII (1.00)	1,112,253.864	13.23	14,715,119
Qualified XII (1.05)	95,473.010	13.19	1,259,289
Qualified XII (1.10)	15,484.584	13.14	203,467
Qualified XII (1.15)	43,590.541	13.09	570,600
Qualified XII (1.20)	9,717.044	13.04	126,710
Qualified XII (1.25)	47,570.662	12.99	617,943
Qualified XII (1.30)	2,656.632	12.94	34,377
Qualified XII (1.35)	2,335.405	12.90	30,127
Qualified XII (1.40)	9,333.233	12.85	119,932
Qualified XII (1.45)	221.256	12.80	2,832
Qualified XII (1.50)	113.567	12.75	1,448
Qualified XVI	18,648.802	12.75	237,772
Qualified XVII	2,381.771	12.99	30,939
Qualified XXI	1,155.348	13.43	15,516
Qualified XXV	487.535	13.47	6,567
Qualified XXVI	4,415.465	13.32	58,814
Qualified XXVII	943,514.678	13.27	12,520,440
Qualified LIII	323.523	13.07	4,228
Qualified LIV	5,635.978	13.03	73,437
Qualified LV	583.869	13.10	7,649
	4,497,535.743		$ 59,457,916
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	2,334.404	$ 11.59	$ 27,056
ING MAP PLUS NP23	4.776	11.18	53
ING MAP PLUS NP26	32.219	11.16	360
Qualified V	204.300	11.75	2,401
Qualified VI	792,441.085	11.82	9,366,654
Qualified X (1.15)	17,196.796	11.47	197,247
Qualified X (1.25)	120,177.689	11.43	1,373,631
Qualified XII (0.00)	34.777	12.37	430
Qualified XII (0.05)	54,687.615	12.35	675,392
Qualified XII (0.25)	55,775.755	12.26	683,811
Qualified XII (0.30)	1,294.025	12.24	15,839
Qualified XII (0.35)	1,150.671	12.21	14,050
Qualified XII (0.40)	70,438.537	12.19	858,646
Qualified XII (0.50)	191,317.410	12.15	2,324,507
Qualified XII (0.55)	26,414.820	12.12	320,148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified XII (0.60)	6,117.615	$ 12.10	$ 74,023
Qualified XII (0.65)	5,881.821	12.08	71,052
Qualified XII (0.70)	40,895.906	12.06	493,205
Qualified XII (0.75)	24,447.698	12.04	294,350
Qualified XII (0.80)	82,549.055	12.01	991,414
Qualified XII (0.85)	100,830.036	11.99	1,208,952
Qualified XII (0.90)	22,182.810	11.97	265,528
Qualified XII (0.95)	178,686.039	11.95	2,135,298
Qualified XII (1.00)	866,017.717	11.93	10,331,591
Qualified XII (1.05)	9,460.285	11.90	112,577
Qualified XII (1.10)	20,636.254	11.88	245,159
Qualified XII (1.15)	24,753.400	11.86	293,575
Qualified XII (1.20)	5,680.402	11.84	67,256
Qualified XII (1.25)	39,815.076	11.82	470,614
Qualified XII (1.30)	2,650.682	11.80	31,278
Qualified XII (1.35)	82.234	11.77	968
Qualified XII (1.40)	5,390.078	11.75	63,333
Qualified XII (1.45)	171.963	11.73	2,017
Qualified XII (1.50)	4.987	11.71	58
Qualified XV	1,692.295	11.95	20,223
Qualified XVI	13,115.494	11.71	153,582
Qualified XXI	5,283.360	12.01	63,453
Qualified XXV	1,599.047	12.05	19,269
Qualified XXVI	1,912.394	12.00	22,949
Qualified XXVIII	40,253.445	10.72	431,517
Qualified LIII	5,903.207	11.18	65,998
Qualified LIV	4,984.323	11.15	55,575
Qualified LV	16,268.520	11.20	182,207
	2,860,771.022		$ 34,027,246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	77,567.542	$ 12.65	$ 981,229
ING MAP PLUS NP6	24,162.377	12.52	302,513
ING MAP PLUS NP8	23,076.313	12.47	287,762
ING MAP PLUS NP9	17,416.157	12.45	216,831
ING MAP PLUS NP10	16,278.657	12.43	202,344
ING MAP PLUS NP11	13,741.344	12.40	170,393
ING MAP PLUS NP12	1,652.842	12.38	20,462
ING MAP PLUS NP13	3,780.352	12.35	46,687
ING MAP PLUS NP14	3,619.809	12.33	44,632
ING MAP PLUS NP15	5,404.232	12.30	66,472
ING MAP PLUS NP16	4,382.676	12.28	53,819
ING MAP PLUS NP17	21,832.481	12.26	267,666
ING MAP PLUS NP18	10,079.806	12.23	123,276
ING MAP PLUS NP19	16,094.247	12.21	196,511
ING MAP PLUS NP20	6,893.500	12.18	83,963
ING MAP PLUS NP21	4,067.503	12.16	49,461
ING MAP PLUS NP22	12,352.137	12.14	149,955
ING MAP PLUS NP23	557.494	12.11	6,751
ING MAP PLUS NP24	4,309.651	12.09	52,104
ING MAP PLUS NP25	424.880	12.07	5,128
ING MAP PLUS NP26	26.760	12.04	322
ING MAP PLUS NP28	1,937.632	12.00	23,252
ING MAP PLUS NP30	2,625.100	11.95	31,370
ING MAP PLUS NP32	583.383	11.90	6,942
ING MAP PLUS NP36	379.782	11.81	4,485
	273,246.657		$ 3,394,330

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	212.962	$ 12.73	$ 2,711
ING MAP PLUS NP13	5.108	12.76	65
Qualified VI	890,313.065	12.73	11,333,685
Qualified XII (0.00)	1,348.948	12.84	17,320
Qualified XII (0.25)	18,218.693	12.81	233,381
Qualified XII (0.30)	6,877.464	12.81	88,100
Qualified XII (0.35)	21.113	12.81	270
Qualified XII (0.40)	12,036.001	12.80	154,061
Qualified XII (0.45)	447.710	12.80	5,731
Qualified XII (0.50)	7,707.588	12.79	98,580
Qualified XII (0.50)	385,204.526	12.79	4,926,766
Qualified XII (0.55)	12,745.362	12.79	163,013
Qualified XII (0.60)	2,631.830	12.78	33,635
Qualified XII (0.65)	12,578.782	12.78	160,757
Qualified XII (0.70)	29,479.221	12.78	376,744
Qualified XII (0.75)	7,998.882	12.77	102,146
Qualified XII (0.80)	108,373.825	12.77	1,383,934
Qualified XII (0.85)	79,217.959	12.76	1,010,821
Qualified XII (0.90)	7,304.766	12.76	93,209
Qualified XII (0.95)	91,433.240	12.76	1,166,688
Qualified XII (1.00)	380,614.761	12.75	4,852,838
Qualified XII (1.05)	9,558.275	12.75	121,868
Qualified XII (1.10)	13,502.455	12.74	172,021
Qualified XII (1.15)	16,143.327	12.74	205,666
Qualified XII (1.20)	4,466.999	12.73	56,865
Qualified XII (1.25)	12,548.664	12.73	159,744
Qualified XII (1.30)	3.910	12.73	50
Qualified XII (1.35)	35.414	12.72	450
Qualified XII (1.40)	678.280	12.72	8,628
Qualified XII (1.45)	1,319.311	12.71	16,768
Qualified XII (1.50)	930.412	12.71	11,826
Qualified XV	5,062.078	12.76	64,592
Qualified XVI	14,054.821	12.71	178,637
Qualified XVII	4,586.904	12.73	58,391
Qualified XXI	11,602.067	12.77	148,158
Qualified XXV	36,842.918	12.78	470,852
Qualified XXVI	3,468.673	12.77	44,295
Qualified LIII	44,680.638	12.80	571,912
Qualified LIV	30,122.653	12.77	384,666
Qualified LV	15,140.456	12.82	194,101
Qualified LVI	6.126	12.83	79
	2,279,526.187		$ 29,074,024

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Qualified X (1.15)	14.485	$ 14.07	$ 204
Qualified X (1.25)	745.388	13.98	10,421
Qualified XXXIII (0.65)	78,683.003	14.97	1,177,885
	79,442.876		$ 1,188,510
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	493.773	$ 12.40	$ 6,123
Qualified V	130.028	11.93	1,551
Qualified VI	466,382.091	12.00	5,596,585
Qualified X (1.15)	20,502.803	12.11	248,289
Qualified X (1.25)	36,546.426	12.00	438,557
Qualified XII (0.25)	640.710	12.45	7,977
Qualified XII (0.30)	36,833.545	12.43	457,841
Qualified XII (0.35)	71.031	12.41	881
Qualified XII (0.40)	8,293.978	12.38	102,679
Qualified XII (0.50)	9,287.814	12.34	114,612
Qualified XII (0.55)	3,069.819	12.32	37,820
Qualified XII (0.60)	40,436.455	12.29	496,964
Qualified XII (0.65)	2,144.598	12.27	26,314
Qualified XII (0.70)	24,387.806	12.25	298,751
Qualified XII (0.75)	7,702.636	12.23	94,203
Qualified XII (0.80)	16,572.826	12.20	202,188
Qualified XII (0.85)	41,569.227	12.18	506,313
Qualified XII (0.90)	14,453.763	12.16	175,758
Qualified XII (0.95)	102,400.247	12.14	1,243,139
Qualified XII (1.00)	618,846.034	12.11	7,494,225
Qualified XII (1.05)	29,781.066	12.09	360,053
Qualified XII (1.10)	4,922.829	12.07	59,419
Qualified XII (1.15)	26,902.753	12.05	324,178
Qualified XII (1.20)	1,740.884	12.03	20,943
Qualified XII (1.25)	23,290.904	12.00	279,491
Qualified XII (1.30)	65.624	11.98	786
Qualified XII (1.35)	252.026	11.96	3,014
Qualified XII (1.40)	4,379.611	11.94	52,293
Qualified XII (1.45)	830.111	11.92	9,895
Qualified XII (1.50)	642.570	11.89	7,640
Qualified XV	6,036.615	12.14	73,285
Qualified XVI	21,019.738	11.89	249,925
Qualified XVIII	1,793.042	12.17	21,821
Qualified XXI	5,054.546	12.20	61,665
Qualified XXV	1,674.976	12.24	20,502
Qualified XXVI	1,362.766	12.19	16,612

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I (continued)
Qualified XXXII	209.182	$ 12.07	$ 2,525
Qualified LIII	6,016.810	11.98	72,081
Qualified LIV	4,118.515	11.94	49,175
Qualified LV	6,879.665	12.00	82,556
	1,597,739.843		$ 19,318,629
Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Qualified XXXIII (0.65)	27,437.764	$ 18.68	$ 512,537
	27,437.764		$ 512,537
Premier VIT OpCap Mid Cap Portfolio
Contracts in accumulation period:
Qualified VI	19,091.521	$ 9.79	$ 186,906
Qualified XII (0.30)	1,407.403	9.85	13,863
Qualified XII (0.40)	133.312	9.85	1,313
Qualified XII (0.50)	5.590	9.84	55
Qualified XII (0.50)	15.853	9.84	156
Qualified XII (0.70)	1,015.203	9.83	9,979
Qualified XII (0.75)	905.415	9.83	8,900
Qualified XII (0.80)	225.432	9.82	2,214
Qualified XII (0.85)	3,059.649	9.82	30,046
Qualified XII (0.90)	31.443	9.82	309
Qualified XII (0.95)	957.428	9.81	9,392
Qualified XII (1.00)	6,709.544	9.81	65,821
Qualified XII (1.15)	1,599.177	9.80	15,672
Qualified XII (1.25)	1,076.830	9.79	10,542
Qualified XV	1,380.583	9.81	13,544
Qualified XVI	92.303	9.78	903
Qualified XXI	56.364	9.82	553
Qualified XXV	28.342	9.83	279
Qualified XXVI	914.839	9.83	8,993
Qualified LIII	1,264.346	9.84	12,441
Qualified LIV	130.695	9.82	1,283
	40,101.272		$ 393,164

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP8	6,512.337	$ 14.82	$ 96,513
ING MAP PLUS NP12	441.551	14.70	6,491
ING MAP PLUS NP14	23,026.969	14.64	337,115
ING MAP PLUS NP16	12,608.101	14.59	183,952
ING MAP PLUS NP19	5,431.376	14.50	78,755
ING MAP PLUS NP20	17,718.458	14.47	256,386
ING MAP PLUS NP21	142.740	14.44	2,061
ING MAP PLUS NP22	1,511.666	14.42	21,798
ING MAP PLUS NP27	283.296	14.28	4,045
ING MAP PLUS NP30	270.134	14.19	3,833
ING MAP PLUS NP32	11.148	14.14	158
	67,957.776		$ 991,107
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	5,329.002	$ 11.40	$ 60,751
	5,329.002		$ 60,751
Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	6,008.700	$ 17.56	$ 105,513
ING MAP PLUS NP9	1,068.127	17.52	18,714
ING MAP PLUS NP11	13,909.652	17.46	242,863
ING MAP PLUS NP12	8,973.208	17.42	156,313
ING MAP PLUS NP14	346.129	17.35	6,005
ING MAP PLUS NP16	19,945.689	17.29	344,861
ING MAP PLUS NP17	1,359.439	17.25	23,450
ING MAP PLUS NP18	10,494.282	17.22	180,712
ING MAP PLUS NP20	1,261.715	17.15	21,638
ING MAP PLUS NP22	811.455	17.09	13,868
ING MAP PLUS NP24	6,696.157	17.02	113,969
ING MAP PLUS NP26	342.461	16.95	5,805
ING MAP PLUS NP28	7,694.358	16.89	129,958
ING MAP PLUS NP30	2,635.200	16.82	44,324
ING MAP PLUS NP32	98.041	16.75	1,642
	81,644.613		$ 1,409,635

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	5,249.705	$ 13.85	$ 72,708
Qualified V	18,386.567	13.55	249,138
Qualified VI	1,766,941.705	13.63	24,083,415
Qualified XII (0.00)	239.781	21.80	5,227
Qualified XII (0.25)	1,475.194	21.46	31,658
Qualified XII (0.30)	14,706.561	21.39	314,573
Qualified XII (0.35)	945.324	21.32	20,154
Qualified XII (0.40)	47,534.356	21.25	1,010,105
Qualified XII (0.50)	1,355.261	14.12	19,136
Qualified XII (0.50)	321,711.709	21.11	6,791,334
Qualified XII (0.55)	18,246.439	21.04	383,905
Qualified XII (0.60)	23,865.934	20.98	500,707
Qualified XII (0.65)	9,108.304	20.91	190,455
Qualified XII (0.70)	45,479.566	20.84	947,794
Qualified XII (0.75)	16,758.931	20.77	348,083
Qualified XII (0.80)	50,126.164	20.71	1,038,113
Qualified XII (0.85)	129,692.623	13.83	1,793,649
Qualified XII (0.90)	32,448.429	20.57	667,464
Qualified XII (0.95)	349,899.936	13.78	4,821,621
Qualified XII (1.00)	1,807,196.762	13.75	24,848,955
Qualified XII (1.05)	54,014.956	13.73	741,625
Qualified XII (1.10)	22,418.347	13.70	307,131
Qualified XII (1.15)	56,231.241	13.68	769,243
Qualified XII (1.20)	5,820.490	13.65	79,450
Qualified XII (1.25)	63,433.511	13.63	864,599
Qualified XII (1.30)	760.221	13.60	10,339
Qualified XII (1.35)	38.191	13.58	519
Qualified XII (1.40)	9,068.728	13.55	122,881
Qualified XII (1.45)	638.123	13.53	8,634
Qualified XII (1.50)	1,023.310	13.50	13,815
Qualified XV	4,803.109	13.78	66,187
Qualified XVI	38,400.836	13.50	518,411
Qualified XVII	4,054.462	13.74	55,708
Qualified XXI	13,165.872	13.86	182,479
Qualified XXV	8,766.084	13.90	121,849
Qualified XXVI	5,494.147	13.84	76,039
Qualified LIII	13,907.600	12.30	171,063
Qualified LIV	24,739.769	12.26	303,310
Qualified LV	8,919.637	12.32	109,890
Qualified LVI	205.333	12.33	2,532
	4,997,273.218		$ 72,663,898

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	46,710.945	$ 15.17	$ 708,605
ING MAP PLUS NP6	35,700.753	15.02	536,225
ING MAP PLUS NP7	15.483	14.99	232
ING MAP PLUS NP8	31,662.779	14.96	473,675
ING MAP PLUS NP9	47,018.002	14.93	701,979
ING MAP PLUS NP10	289.850	14.90	4,319
ING MAP PLUS NP11	56,646.203	14.87	842,329
ING MAP PLUS NP12	30,667.089	14.84	455,100
ING MAP PLUS NP13	41,080.636	14.81	608,404
ING MAP PLUS NP14	110,590.998	14.79	1,635,641
ING MAP PLUS NP15	11,255.415	14.76	166,130
ING MAP PLUS NP16	40,246.991	14.73	592,838
ING MAP PLUS NP17	40,795.407	14.70	599,692
ING MAP PLUS NP18	60,672.413	14.67	890,064
ING MAP PLUS NP19	29,495.162	14.64	431,809
ING MAP PLUS NP20	91,971.643	14.61	1,343,706
ING MAP PLUS NP21	30,972.447	14.58	451,578
ING MAP PLUS NP22	23,728.177	14.56	345,482
ING MAP PLUS NP23	26,581.029	14.53	386,222
ING MAP PLUS NP24	11,703.515	14.50	169,701
ING MAP PLUS NP25	757.121	14.47	10,956
ING MAP PLUS NP26	1,785.512	14.44	25,783
ING MAP PLUS NP27	185.678	14.41	2,676
ING MAP PLUS NP28	45,965.309	14.39	661,441
ING MAP PLUS NP29	3,016.166	14.36	43,312
ING MAP PLUS NP30	4,157.307	14.33	59,574
ING MAP PLUS NP32	751.919	14.27	10,730
ING MAP PLUS NP36	1,510.088	14.16	21,383
Qualified XII (1.00)	22,503.117	11.68	262,836
	848,437.154		$ 12,442,422

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	8,092.163	$ 15.03	$ 121,625
Qualified V	4,467.091	14.55	64,996
Qualified VI	4,415,752.702	14.63	64,602,462
Qualified XII (0.00)	1,593.164	15.32	24,407
Qualified XII (0.25)	578.776	15.18	8,786
Qualified XII (0.30)	173,779.415	15.15	2,632,758
Qualified XII (0.35)	1,181.208	15.13	17,872
Qualified XII (0.40)	49,917.532	15.10	753,755
Qualified XII (0.50)	1,841.799	15.16	27,922
Qualified XII (0.50)	1,970,669.962	15.04	29,638,876
Qualified XII (0.55)	81,623.837	15.01	1,225,174
Qualified XII (0.60)	157,459.015	14.99	2,360,311
Qualified XII (0.65)	92,757.705	14.96	1,387,655
Qualified XII (0.70)	373,683.463	14.93	5,579,094
Qualified XII (0.75)	154,046.449	14.91	2,296,833
Qualified XII (0.80)	1,946,125.500	14.88	28,958,347
Qualified XII (0.85)	496,556.451	14.85	7,373,863
Qualified XII (0.90)	100,471.401	14.82	1,488,986
Qualified XII (0.95)	629,296.765	14.80	9,313,592
Qualified XII (1.00)	3,695,079.152	14.77	54,576,319
Qualified XII (1.05)	283,624.193	14.74	4,180,621
Qualified XII (1.10)	83,069.791	14.71	1,221,957
Qualified XII (1.15)	156,978.624	14.69	2,306,016
Qualified XII (1.20)	18,292.106	14.66	268,162
Qualified XII (1.25)	223,430.602	14.63	3,268,790
Qualified XII (1.30)	9,501.810	14.61	138,821
Qualified XII (1.35)	957.551	14.58	13,961
Qualified XII (1.40)	21,837.633	14.55	317,738
Qualified XII (1.45)	6,131.266	14.53	89,087
Qualified XII (1.50)	703.664	14.50	10,203
Qualified XV	21,398.661	14.80	316,700
Qualified XVI	79,524.353	14.50	1,153,103
Qualified XVII	28,436.855	14.75	419,444
Qualified XXI	13,962.763	14.88	207,766
Qualified XXV	29,000.317	14.93	432,975
Qualified XXVI	4,810.715	14.86	71,487
Qualified XXVII	1,451,445.467	14.16	20,552,468
Qualified XXXVII	208.382	9.72	2,025
Qualified LIII	21,830.158	14.53	317,192
Qualified LIV	62,391.240	14.48	903,425
Qualified LV	8,991.288	14.56	130,913
Qualified LVI	96.268	14.57	1,403
	16,881,597.257		$ 248,777,890

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	2,979.849	$ 14.19	$ 42,284
ING MAP PLUS NP6	2,053.889	14.05	28,857
ING MAP PLUS NP8	2,172.591	14.00	30,416
ING MAP PLUS NP9	1,600.995	13.97	22,366
ING MAP PLUS NP10	6,687.769	13.94	93,227
ING MAP PLUS NP11	12,097.281	13.92	168,394
ING MAP PLUS NP12	17,292.538	13.89	240,193
ING MAP PLUS NP13	518.176	13.86	7,182
ING MAP PLUS NP14	2,586.565	13.83	35,772
ING MAP PLUS NP15	123.310	13.81	1,703
ING MAP PLUS NP17	10,955.904	13.75	150,644
ING MAP PLUS NP18	3,660.929	13.73	50,265
ING MAP PLUS NP19	2,354.916	13.70	32,262
ING MAP PLUS NP20	8,036.553	13.67	109,860
ING MAP PLUS NP21	13,239.227	13.65	180,715
ING MAP PLUS NP22	21,196.943	13.62	288,702
ING MAP PLUS NP24	1,922.729	13.57	26,091
ING MAP PLUS NP25	2,769.924	13.54	37,505
ING MAP PLUS NP26	3,021.523	13.51	40,821
ING MAP PLUS NP28	195.195	13.46	2,627
ING MAP PLUS NP29	34.399	13.43	462
ING MAP PLUS NP30	4,741.364	13.41	63,582
ING MAP PLUS NP32	344.381	13.36	4,601
ING MAP PLUS NP36	109.500	13.25	1,451
	120,696.450		$ 1,659,982
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	6,859.249	$ 14.92	$ 102,340
ING MAP PLUS NP28	819.428	14.38	11,783
	7,678.677		$ 114,123
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	15,814.091	$ 14.28	$ 225,825
ING MAP PLUS NP14	232.717	14.20	3,305
ING MAP PLUS NP17	3,243.038	14.12	45,792
ING MAP PLUS NP23	1,143.245	13.97	15,971
ING MAP PLUS NP28	971.621	13.84	13,447
	21,404.712		$ 304,340

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	237.989	$ 13.22	$ 3,146
ING MAP PLUS NP14	2,387.190	13.08	31,224
ING MAP PLUS NP17	21.211	13.01	276
ING MAP PLUS NP20	1,436.326	12.93	18,572
ING MAP PLUS NP28	2,565.077	12.75	32,705
	6,647.793		$ 85,923
Wanger International Small Cap
Contracts in accumulation period:
ING Custom Choice 62	140.295	$ 10.48	$ 1,470
ING MAP PLUS NP8	7,446.690	10.53	78,414
Qualified VI	151,589.089	10.48	1,588,654
Qualified XII (0.00)	3,029.853	10.57	32,026
Qualified XII (0.25)	8.005	10.55	84
Qualified XII (0.30)	1,991.670	10.55	21,012
Qualified XII (0.40)	2,961.898	10.54	31,218
Qualified XII (0.50)	1,588.406	10.53	16,726
Qualified XII (0.50)	301,600.359	10.53	3,175,852
Qualified XII (0.55)	2,661.876	10.53	28,030
Qualified XII (0.65)	853.219	10.52	8,976
Qualified XII (0.70)	5,409.599	10.52	56,909
Qualified XII (0.75)	2,831.255	10.51	29,756
Qualified XII (0.80)	39,866.324	10.51	418,995
Qualified XII (0.85)	29,169.760	10.51	306,574
Qualified XII (0.90)	791.187	10.50	8,307
Qualified XII (0.95)	18,701.068	10.50	196,361
Qualified XII (1.00)	309,587.687	10.50	3,250,671
Qualified XII (1.05)	5,224.508	10.49	54,805
Qualified XII (1.10)	858.194	10.49	9,002
Qualified XII (1.15)	4,388.658	10.49	46,037
Qualified XII (1.20)	23.839	10.48	250
Qualified XII (1.25)	1,545.108	10.48	16,193
Qualified XII (1.35)	589.409	10.47	6,171
Qualified XII (1.40)	10.803	10.47	113
Qualified XII (1.50)	1,069.573	10.46	11,188
Qualified XV	321.850	10.50	3,379
Qualified XVI	1,414.325	10.46	14,794
Qualified XVII	990.666	10.48	10,382
Qualified XXI	3,817.866	10.51	40,126
Qualified XXV	7,764.124	10.52	81,679
Qualified XXVI	549.542	10.51	5,776
Qualified LIII	3,711.473	10.53	39,082
Qualified LIV	3,104.923	10.51	32,633
Qualified LV	147.607	10.55	1,557
	915,760.708		$ 9,623,202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	1,707.164	$ 16.39	$ 27,980
Qualified V	83.025	15.80	1,312
Qualified VI	1,121,588.429	15.90	17,833,256
Qualified X (1.15)	36,670.352	16.56	607,261
Qualified X (1.25)	72,592.310	16.51	1,198,499
Qualified XII (0.00)	46.624	16.64	776
Qualified XII (0.05)	121,257.113	16.61	2,014,081
Qualified XII (0.25)	41,725.600	16.49	688,055
Qualified XII (0.30)	72,244.121	16.46	1,189,138
Qualified XII (0.35)	1,002.019	16.43	16,463
Qualified XII (0.40)	13,551.725	16.40	222,248
Qualified XII (0.50)	805,445.663	16.34	13,160,982
Qualified XII (0.50)	1,115.058	16.47	18,365
Qualified XII (0.55)	12,637.140	16.31	206,112
Qualified XII (0.60)	15,294.686	16.28	248,997
Qualified XII (0.65)	158,867.526	16.25	2,581,597
Qualified XII (0.70)	51,123.594	16.22	829,225
Qualified XII (0.75)	15,527.903	16.19	251,397
Qualified XII (0.80)	104,587.656	16.16	1,690,137
Qualified XII (0.85)	154,763.839	16.13	2,496,341
Qualified XII (0.90)	19,434.531	16.10	312,896
Qualified XII (0.95)	169,924.133	16.07	2,730,681
Qualified XII (1.00)	865,789.436	16.04	13,887,263
Qualified XII (1.05)	70,844.270	16.01	1,134,217
Qualified XII (1.10)	12,155.516	15.98	194,245
Qualified XII (1.15)	36,932.588	15.96	589,444
Qualified XII (1.20)	4,651.228	15.93	74,094
Qualified XII (1.25)	34,374.973	15.90	546,562
Qualified XII (1.30)	595.415	15.87	9,449
Qualified XII (1.35)	111.484	15.84	1,766
Qualified XII (1.40)	5,998.535	15.81	94,837
Qualified XII (1.45)	91.781	15.78	1,448
Qualified XII (1.50)	786.528	15.75	12,388
Qualified XV	2,307.161	16.07	37,076
Qualified XVI	26,085.695	15.75	410,850
Qualified XVII	5,211.351	16.02	83,486
Qualified XVIII	987.607	16.65	16,444
Qualified XXI	12,439.161	16.16	201,017
Qualified XXV	18,823.716	16.21	305,132
Qualified XXVI	9,155.276	16.14	147,766
Qualified XXXII	2,934.303	16.51	48,445
Qualified LIII	16,339.483	15.75	257,347
Qualified LIV	21,194.517	15.70	332,754
Qualified LV	11,311.743	15.78	178,499
Qualified LVI	95.047	15.78	1,500
	4,150,407.025		$ 66,891,828

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Wanger U.S. Smaller Companies
Contracts in accumulation period:
ING Custom Choice 62	2,632.414	$ 14.34	$ 37,749
Qualified V	12.748	14.02	179
Qualified VI	445,350.296	14.10	6,279,439
Qualified X (1.15)	3,491.949	14.82	51,751
Qualified X (1.25)	26,978.125	14.10	380,392
Qualified XII (0.05)	5,088.826	14.73	74,958
Qualified XII (0.25)	25,429.604	14.63	372,035
Qualified XII (0.30)	45,718.131	14.60	667,485
Qualified XII (0.40)	18,320.799	14.55	266,568
Qualified XII (0.50)	668.231	14.61	9,763
Qualified XII (0.50)	135,710.305	14.49	1,966,442
Qualified XII (0.55)	16,674.176	14.47	241,275
Qualified XII (0.60)	12,760.982	14.44	184,269
Qualified XII (0.65)	9,574.785	14.41	137,973
Qualified XII (0.70)	40,191.148	14.39	578,351
Qualified XII (0.75)	14,059.744	14.36	201,898
Qualified XII (0.80)	20,392.021	14.33	292,218
Qualified XII (0.85)	95,011.553	14.31	1,359,615
Qualified XII (0.90)	5,049.338	14.28	72,105
Qualified XII (0.95)	72,113.427	14.25	1,027,616
Qualified XII (1.00)	393,114.822	14.23	5,594,024
Qualified XII (1.05)	6,366.861	14.20	90,409
Qualified XII (1.10)	10,731.097	14.18	152,167
Qualified XII (1.15)	14,889.008	14.15	210,679
Qualified XII (1.20)	4,015.248	14.12	56,695
Qualified XII (1.25)	24,212.309	14.10	341,394
Qualified XII (1.30)	3,789.196	14.07	53,314
Qualified XII (1.35)	31.224	14.05	439
Qualified XII (1.40)	3,461.260	14.02	48,527
Qualified XII (1.45)	603.166	14.00	8,444
Qualified XII (1.50)	348.530	13.97	4,869
Qualified XV	1,583.507	14.25	22,565
Qualified XVI	12,976.946	13.97	181,288
Qualified XVIII	63.272	14.89	942
Qualified XXI	2,627.918	14.33	37,658
Qualified XXV	10,298.805	14.38	148,097
Qualified XXVI	8,704.358	14.31	124,559
Qualified LIII	1,331.443	13.15	17,508
Qualified LIV	14,524.221	13.11	190,413
Qualified LV	3,009.780	13.17	39,639
	1,511,911.573		$ 21,525,711

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	19,584.057	$ 13.57	$ 265,756
ING MAP PLUS NP6	2,723.958	13.44	36,610
ING MAP PLUS NP8	4,844.205	13.39	64,864
ING MAP PLUS NP9	24,835.934	13.36	331,808
ING MAP PLUS NP11	20,720.040	13.31	275,784
ING MAP PLUS NP12	19,726.585	13.28	261,969
ING MAP PLUS NP13	29,130.985	13.26	386,277
ING MAP PLUS NP14	91,793.431	13.23	1,214,427
ING MAP PLUS NP15	16,393.703	13.21	216,561
ING MAP PLUS NP17	7,537.994	13.16	99,200
ING MAP PLUS NP18	14,467.598	13.13	189,960
ING MAP PLUS NP19	2,785.341	13.10	36,488
ING MAP PLUS NP20	76,283.064	13.08	997,782
ING MAP PLUS NP21	9,528.050	13.05	124,341
ING MAP PLUS NP22	10,951.217	13.03	142,694
ING MAP PLUS NP23	14,824.820	13.00	192,723
ING MAP PLUS NP24	11,592.854	12.98	150,475
ING MAP PLUS NP26	696.208	12.93	9,002
ING MAP PLUS NP27	338.747	12.90	4,370
ING MAP PLUS NP28	7,814.255	12.88	100,648
ING MAP PLUS NP29	5,315.793	12.85	68,308
ING MAP PLUS NP30	2,460.942	12.83	31,574
ING MAP PLUS NP32	202.922	12.78	2,593
	394,552.703		$ 5,204,214

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	7,605.255	$ 13.50	$ 102,671
Qualified V	2,170.853	13.13	28,503
Qualified VI	2,070,127.354	13.21	27,346,382
Qualified XII (0.25)	117.014	13.71	1,604
Qualified XII (0.30)	77,601.310	13.68	1,061,586
Qualified XII (0.35)	1,609.294	13.66	21,983
Qualified XII (0.40)	42,461.776	13.63	578,754
Qualified XII (0.50)	795.426	13.69	10,889
Qualified XII (0.50)	48,835.390	13.58	663,185
Qualified XII (0.55)	30,944.876	13.56	419,613
Qualified XII (0.60)	70,265.874	13.53	950,697
Qualified XII (0.65)	22,702.244	13.51	306,707
Qualified XII (0.70)	113,992.478	13.48	1,536,619
Qualified XII (0.75)	97,636.596	13.46	1,314,189
Qualified XII (0.80)	1,053,903.494	13.43	14,153,924
Qualified XII (0.85)	293,251.101	13.41	3,932,497
Qualified XII (0.90)	51,348.226	13.38	687,039
Qualified XII (0.95)	401,175.865	13.36	5,359,710
Qualified XII (1.00)	1,229,889.080	13.33	16,394,421
Qualified XII (1.05)	63,508.113	13.31	845,293
Qualified XII (1.10)	55,424.508	13.28	736,037
Qualified XII (1.15)	62,681.150	13.26	831,152
Qualified XII (1.20)	19,876.252	13.24	263,162
Qualified XII (1.25)	160,198.147	13.21	2,116,218
Qualified XII (1.30)	54.351	13.19	717
Qualified XII (1.35)	4,058.973	13.16	53,416
Qualified XII (1.40)	14,172.214	13.14	186,223
Qualified XII (1.45)	2,194.249	13.11	28,767
Qualified XII (1.50)	170.245	13.09	2,229
Qualified XV	3,766.322	13.36	50,318
Qualified XVI	39,026.022	13.09	510,851
Qualified XVII	15,939.557	13.31	212,156
Qualified XXI	8,026.819	13.43	107,800
Qualified XXV	6,378.369	13.47	85,917
Qualified XXVI	2,303.652	13.41	30,892
Qualified XXVII	742,033.016	12.73	9,446,080
Qualified LIII	5,403.976	13.05	70,522
Qualified LIV	50,899.277	13.01	662,200
Qualified LV	10,441.666	13.07	136,473
Qualified LVI	78.756	13.08	1,030
	6,883,069.140		$ 91,248,426
Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	4,036.399	$ 11.68	$ 47,145
	4,036.399		$ 47,145

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

       Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457(f) Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

Qualified XXXVII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary
TDA products at a zero basis point charge.

Qualified L

Group Contracts issued in connection with Education Custom Choice 457, ING
Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified LIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 45 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 30 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.  Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM Mid Cap Core Equity Fund - Class A
2007	19	$13.74 to $16.18	$270	1.19%	0.65% to 1.60%	8.75% to 9.19%
2006	18	$12.67 to $14.87	$234	0.76%	0.65% to 1.70%	9.99% to 10.40%
2005	16	$11.62 to $13.52	$188	-	0.65% to 1.60%	5.73% to 6.77%
2004	18	$10.99 to $11.08	$196	(b)	0.65% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
AIM Small Cap Growth Fund - Class A
2007	2	$14.34	$34	-	1.00%	10.22%
2006	1	$13.01	$17	-	1.00%	13.23%
2005	1	$11.49	$8	0.25%	1.00%	7.18%
2004	-	$10.72	$0	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
AIM Global Health Care Fund - Investor Class
2007	4	$34.39 to $35.57	$144	-	0.65% to 2.00%	9.62% to 10.12%
2006	4	$31.61 to $31.99	$114	-	0.90% to 1.70%	3.36% to 3.43%
2005	2	$30.81 to $30.93	$68	(c)	0.90% to 1.65%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
AIM V.I. Capital Appreciation Fund - Series I Shares
2007	2,976	$7.08 to $14.33	$33,456	-	0.00% to 1.50%	10.28% to 11.95%
2006	3,257	$6.42 to $12.36	$32,996	0.07%	0.00% to 1.50%	4.72% to 6.35%
2005	2,001	$6.22 to $11.61	$19,374	0.06%	0.00% to 1.50%	0.10% to 8.80%
2004	2,282	$5.77 to $10.80	$20,524	-	0.00% to 1.50%	4.97% to 14.62%
2003	2,409	$5.47 to $10.25	$20,562	-	0.25% to 1.50%	27.54% to 29.11%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2007	4,536	$8.58 to $14.75	$48,225	1.11%	0.00% to 1.50%	6.45% to 8.04%
2006	5,005	$8.01 to $13.60	$49,719	0.66%	0.00% to 1.50%	15.02% to 16.80%
2005	3,691	$6.93 to $11.81	$31,783	1.36%	0.00% to 1.50%	3.66% to 5.23%
2004	4,620	$6.65 to $11.18	$38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	$42,522	1.00%	0.25% to 1.50%	22.56% to 24.08%
AllianceBernstein Growth and Income Fund, Inc. - Class A
2007	9	$13.01 to $13.50	$120	1.08%	0.70% to 1.65%	3.75% to 4.39%
2006	5	$12.54 to $12.76	$65	1.35%	1.05% to 1.65%	15.48% to 15.48%
2005	4	$10.98 to $10.99	$42	(f)	1.20% to 1.25%	(f)
2004	2	$10.75	$22	(b)	0.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
AllianceBernstein Growth and Income Portfolio - Class A
2007	46	$13.99 to $14.11	$645	1.66%	1.00% to 1.25%	3.78% to 4.06%
2006	41	$13.48 to $13.56	$557	1.74%	1.00% to 1.25%	15.91% to 15.97%
2005	22	$11.63 to $11.65	$260	1.29%	1.15% to 1.25%	3.56%
2004	4	$11.23	$50	(b)	1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Allianz NFJ Small-Cap Value - Class A
2007	28	$16.02 to $16.30	$454	1.93%	0.75% to 1.20%	4.84% to 5.30%
2006	31	$15.28 to $15.50	$477	1.87%	0.70% to 1.20%	17.18% to 17.59%
2005	30	$13.04 to $13.14	$398	3.10%	0.80% to 1.20%	9.33%
2004	4	$12.00	$53	(b)	0.90%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
American Balanced Fund® - Class R-3
2007	506	$12.24 to $12.95	$6,361	2.43%	0.00% to 1.45%	4.70% to 5.95%
2006	422	$11.66 to $12.12	$5,014	2.18%	0.20% to 1.55%	9.69% to 11.20%
2005	340	$10.63 to $10.89	$3,656	2.07%	0.25% to 1.55%	1.43% to 2.54%
2004	120	$10.50 to $10.61	$1,269	(b)	0.30% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Century Income & Growth Fund - A Class
2007	471	$11.83 to $36.60	$5,597	1.28%	1.00% to 1.10%	-1.62% to -1.50%
2006	495	$12.01 to $37.17	$5,990	1.59%	1.00% to 1.10%	15.59% to 15.70%
2005	539	$10.38 to $31.95	$5,629	1.78%	1.00% to 1.10%	3.36% to 3.49%
2004	433	$10.03 to $30.91	$4,389	1.83%	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	$2,491	1.48%	1.00% to 1.10%	27.92% to 28.06%
Ariel Appreciation Fund
2007	49	$11.43 to $11.96	$578	0.50%	0.95% to 2.10%	-3.27% to -2.29%
2006	52	$11.91 to $12.24	$629	0.05%	0.95% to 1.90%	8.87% to 9.87%
2005	35	$10.94 to $11.16	$394	0.34%	0.85% to 1.90%	1.47% to 2.01%
2004	18	$10.88 to $10.94	$192	(b)	0.85% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Ariel Fund
2007	68	$11.93 to $12.65	$838	0.40%	0.60% to 2.10%	-3.52% to -2.40%
2006	52	$12.51 to $12.91	$660	-	0.70% to 1.80%	8.48% to 9.22%
2005	46	$11.56 to $11.73	$537	0.58%	0.95% to 1.70%	-0.43% to -0.34%
2004	13	$11.66 to $11.70	$154	(b)	1.25% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Calvert Social Balanced Portfolio
2007	2,618	$12.00 to $33.54	$59,468	2.34%	0.00% to 1.50%	1.21% to 2.75%
2006	2,925	$11.75 to $32.97	$65,397	2.25%	0.00% to 1.50%	7.14% to 8.80%
2005	3,274	$11.39 to $30.61	$66,533	1.77%	0.00% to 1.50%	4.07% to 5.61%
2004	3,412	$10.91 to $29.27	$66,170	1.71%	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	$60,576	1.94%	0.25% to 1.50%	17.49% to 18.96%
Capital One Mid Cap Equity Fund - Class A
2007	6	$13.44 to $13.72	$87	-	0.70% to 1.25%	1.34% to 1.55%
2006	7	$13.46 to $13.51	$96	0.02%	0.70% to 0.85%	9.52% to 9.59%
2005	10	$12.29 to $12.30	$125	(c)	0.80% to 0.85%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
DWS Equity 500 Index Fund - Class S
2007	15	$15.27	$228	2.03%	1.00%	4.30%
2006	11	$14.64	$167	1.85%	1.00%	14.46%
2005	5	$12.79	$66	-	1.00%	3.65%
2004	-	$12.34	$2	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
EuroPacific Growth Fund® - Class R-3
2007	486	$18.87 to $20.20	$9,594	2.23%	0.00% to 1.75%	16.70% to 18.27%
2006	225	$16.29 to $16.91	$3,767	1.95%	0.25% to 1.55%	19.60% to 21.13%
2005	87	$13.62 to $13.96	$1,208	1.93%	0.25% to 1.55%	19.09% to 20.14%
2004	48	$11.47 to $11.58	$553	(b)	0.40% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
EuroPacific Growth Fund® - Class R-4
2007	11,118	$9.92 to $20.24	$212,894	2.15%	0.00% to 1.50%	17.11% to 18.85%
2006	8,654	$14.58 to $17.16	$141,230	2.13%	0.00% to 1.50%	20.03% to 21.40%
2005	4,523	$12.09 to $14.26	$61,647	2.63%	0.40% to 1.50%	19.25% to 20.43%
2004	1,426	$11.43 to $11.96	$16,360	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Evergreen Equity Income Fund - Class I
2007	330	$11.45 to $11.58	$3,826	(e)	0.95% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Evergreen Special Values Fund - Class A
2007	4,354	$12.72 to $23.16	$94,562	1.21%	0.30% to 1.55%	-9.51% to -8.57%
2006	4,425	$15.03 to $24.96	$105,934	0.42%	0.50% to 1.55%	19.54% to 20.78%
2005	3,781	$12.57 to $20.60	$75,301	0.93%	0.55% to 1.55%	8.74% to 9.85%
2004	2,610	$11.56 to $18.76	$47,554	0.96%	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	$17,138	-	0.95% to 1.00%	34.00% to 34.08%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	17,821	$13.07 to $33.82	$426,528	1.84%	0.00% to 2.15%	-0.38% to 1.55%
2006	18,954	$13.23 to $33.70	$455,731	3.30%	0.00% to 1.95%	17.81% to 20.16%
2005	19,555	$11.23 to $28.36	$401,206	1.61%	0.00% to 1.95%	4.15% to 5.90%
2004	21,024	$10.84 to $27.10	$405,088	1.43%	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	$327,820	1.56%	0.25% to 1.50%	28.39% to 30.03%
Fidelity® VIP Growth Portfolio - Initial Class
2007	15,005	$13.28 to $33.50	$329,714	0.83%	0.00% to 1.85%	24.81% to 26.93%
2006	16,905	$10.60 to $26.69	$295,822	0.40%	0.00% to 1.65%	5.20% to 6.89%
2005	19,931	$9.98 to $25.27	$329,184	0.51%	0.00% to 1.80%	3.98% to 5.79%
2004	24,025	$9.50 to $24.16	$377,338	0.26%	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	$380,196	0.24%	0.25% to 1.50%	30.83% to 32.47%
Fidelity® VIP High Income Portfolio - Initial Class
2007	735	$10.20 to $11.25	$7,556	8.27%	1.00% to 1.50%	1.26% to 1.78%
2006	767	$10.04 to $11.11	$7,752	8.35%	1.00% to 1.50%	9.57% to 10.12%
2005	647	$9.12 to $9.19	$6,022	14.48%	1.00% to 1.10%	1.56% to 1.77%
2004	568	$8.98 to $9.03	$5,210	9.10%	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	$7,292	5.36%	1.00% to 1.50%	25.84% to 26.02%
Fidelity® VIP Overseas Portfolio - Initial Class
2007	2,877	$13.33 to $25.80	$60,698	3.37%	0.00% to 1.50%	15.56% to 17.27%
2006	2,821	$11.47 to $22.00	$51,710	0.89%	0.00% to 1.50%	16.32% to 18.09%
2005	2,828	$9.82 to $18.63	$44,759	0.65%	0.00% to 1.50%	5.21% to 19.04%
2004	3,036	$8.33 to $15.65	$41,057	1.10%	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	$30,341	0.50%	0.25% to 1.50%	41.20% to 43.00%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	40,117	$14.19 to $42.45	$1,311,557	0.95%	0.00% to 2.15%	-6.90% to 17.56%
2006	40,979	$12.07 to $36.46	$1,176,582	1.31%	0.00% to 1.95%	9.57% to 11.73%
2005	37,845	$12.96 to $32.97	$1,008,057	0.26%	0.00% to 1.95%	14.84% to 16.95%
2004	32,399	$11.31 to $28.47	$743,262	0.31%	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	$564,372	0.40%	0.25% to 1.50%	26.56% to 28.10%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	4,341	$28.94 to $29.21	$126,698	3.67%	1.00% to 1.10%	4.29% to 4.40%
2006	4,609	$27.75 to $27.98	$128,845	1.65%	1.00% to 1.10%	14.43% to 14.58%
2005	4,779	$24.25 to $24.42	$116,615	1.72%	1.00% to 1.10%	3.72% to 3.78%
2004	4,966	$23.38 to $23.53	$116,763	1.24%	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	$101,046	1.34%	1.00% to 1.10%	26.98% to 27.16%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2007	706	$14.13	$9,972	0.92%	0.00%	15.63%
2006	446	$12.22	$5,451	(d)	0.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2007	889	$22.60 to $22.81	$20,260	6.08%	1.00% to 1.10%	14.20% to 14.34%
2006	921	$19.79 to $19.95	$18,360	2.71%	1.00% to 1.10%	6.17% to 6.29%
2005	994	$18.64 to $18.77	$18,646	2.68%	1.00% to 1.10%	2.93% to 2.96%
2004	1,116	$18.11 to $18.23	$20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	$21,727	3.47%	1.00% to 1.10%	16.67% to 16.80%
Mutual Discovery Fund - Class R
2007	138	$17.17 to $18.00	$2,445	2.27%	0.35% to 1.55%	9.02% to 10.43%
2006	89	$15.75 to $16.30	$1,438	2.06%	0.35% to 1.55%	20.97% to 22.16%
2005	51	$13.02 to $13.27	$667	1.41%	0.55% to 1.55%	13.95%
2004	16	$11.54 to $11.60	$186	(b)	0.45% to 1.05%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Franklin Small-Mid Cap Growth Fund - Class A
2007	55	$13.64 to $14.24	$767	-	0.65% to 1.75%	9.73% to 10.99%
2006	44	$12.43 to $12.83	$556	-	0.65% to 1.75%	5.76% to 6.60%
2005	27	$11.80 to $11.98	$318	-	0.80% to 1.60%	8.86%
2004	6	$10.84 to $10.91	$70	(b)	0.90% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2007	5,150	$12.76 to $19.69	$91,636	0.69%	0.00% to 1.95%	-4.10% to -2.71%
2006	4,814	$13.16 to $20.37	$88,521	0.64%	0.15% to 1.75%	15.05% to 16.53%
2005	4,489	$12.96 to $17.59	$72,308	0.78%	0.35% to 1.65%	7.02% to 8.16%
2004	3,359	$12.11 to $16.33	$50,132	0.13%	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	$15,883	0.19%	0.55% to 1.50%	30.14% to 31.36%
ING Financial Services Fund - Class A
2007	12	$11.17 to $11.78	$136	1.82%	0.40% to 1.75%	-14.51% to -13.79%
2006	6	$13.23 to $13.56	$84	1.20%	0.60% to 1.45%	16.42%
2005	4	$11.63 to $11.66	$51	-	0.50% to 0.65%	7.27%
2004	1	$10.87	$9	(b)	0.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Real Estate Fund - Class A
2007	121	$15.25 to $16.33	$1,923	2.75%	0.00% to 1.75%	-17.75% to -16.74%
2006	124	$18.70 to $19.45	$2,373	2.49%	0.20% to 1.55%	34.10% to 35.71%
2005	67	$13.99 to $14.31	$954	4.05%	0.25% to 1.45%	10.59% to 11.47%
2004	22	$12.65 to $12.76	$282	(b)	0.45% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GNMA Income Fund - Class A
2007	126	$10.89 to $11.57	$1,405	3.87%	0.00% to 1.55%	4.11% to 5.37%
2006	91	$10.44 to $10.87	$973	5.45%	0.20% to 1.55%	2.75% to 3.93%
2005	69	$10.11 to $10.44	$712	4.48%	0.25% to 1.55%	0.99% to 2.25%
2004	40	$10.10 to $10.20	$404	(b)	0.30% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Intermediate Bond Fund - Class A
2007	269	$10.97 to $11.65	$3,064	4.22%	0.00% to 1.55%	4.18% to 5.34%
2006	151	$10.53 to $10.95	$1,633	4.65%	0.20% to 1.55%	2.13% to 3.33%
2005	79	$10.31 to $10.52	$829	3.96%	0.45% to 1.55%	1.66% to 2.24%
2004	52	$10.20 to $10.29	$535	(b)	0.40% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	282	$13.63 to $14.19	$3,891	-	0.00% to 1.50%	9.21% to 10.32%
2006	262	$12.48 to $12.69	$3,286	-	0.50% to 1.50%	0.24% to 1.20%
2005	88	$12.45 to $12.54	$1,096	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	11,126	$9.76 to $10.53	$115,938	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2007	4	$12.08 to $12.17	$43	-	0.00% to 0.50%	6.75%
2006	0	$11.40	$-	(d)	0.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
2007	14	$10.45	$147	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Service Class
2007	460	$13.42 to $13.97	$6,256	0.13%	0.00% to 1.50%	6.93% to 8.55%
2006	351	$12.55 to $12.87	$4,440	-	0.00% to 1.50%	12.15% to 13.32%
2005	129	$11.19 to $11.29	$1,446	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Evergreen Omega Portfolio - Service Class
2007	-	$12.97	-	(e)	-	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2007	1,307	$9.76 to $15.28	$19,443	0.12%	0.00% to 1.85%	12.77% to 14.09%
2006	1,115	$13.00 to $13.31	$14,604	-	0.35% to 1.55%	10.25% to 11.36%
2005	390	$11.80 to $11.88	$4,611	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2007	14	$10.08 to $10.28	$142	-	0.40% to 1.45%	2.53% to 3.33%
2006	16	$9.85 to $9.93	$162	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Service Class
2007	-	$10.05	-	(e)	1.45%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Resources Portfolio - Institutional Class
2007	3	$13.92	$44	(e)	0.20%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Global Resources Portfolio - Service Class
2007	8,097	$13.42 to $13.65	$109,431	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Janus Contrarian Portfolio - Service Class
2007	403	$11.44 to $11.49	$4,611	(e)	0.00% to 0.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2007	18	$20.17	$368	0.94%	0.35%	37.49%
2006	4	$14.67	$57	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	2,077	$21.10	$43,831	1.12%	1.00%	37.46%
2006	1,901	$15.35	$29,171	0.67%	1.00%	34.77%
2005	1,396	$11.39	$15,902	(c)	1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	1,642	$15.61 to $25.32	$40,173	0.95%	0.10% to 1.50%	36.42% to 37.80%
2006	1,200	$11.43 to $18.30	$21,610	0.43%	0.40% to 1.50%	33.78% to 35.12%
2005	512	$13.38 to $13.50	$6,873	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	194	$12.55 to $13.06	$2,468	0.15%	0.00% to 1.50%	-3.16% to -2.13%
2006	126	$12.96 to $13.25	$1,643	-	0.40% to 1.50%	15.07% to 16.04%
2005	25	$11.28 to $11.38	$282	(c)	0.50% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	6	$11.05 to $11.07	$72	4.08%	1.15% to 1.25%	-2.13% to -2.04%
2006	2	$11.29 to $11.30	$26	(d)	1.15% to 1.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Service
Class
2007	166	$10.95 to $11.23	$1,839	1.80%	0.00% to 1.50%	-2.58% to -1.68%
2006	73	$11.24 to $11.32	$824	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2007	3,036	$17.69 to $20.46	$59,851	0.08%	0.00% to 1.50%	14.70% to 16.46%
2006	1,766	$15.30 to $17.79	$30,166	(d)	0.00% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service Class
2007	390	$11.03 to $11.59	$4,394	-	0.00% to 1.85%	-7.49% to -6.28%
2006	282	$12.02 to $12.30	$3,415	-	0.30% to 1.55%	4.97% to 5.98%
2005	148	$11.46 to $11.57	$1,700	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2007	11,800	$10.99 to $11.33	$131,763	0.05%	0.20% to 1.95%	2.79% to 3.78%
2006	99	$10.77 to $10.85	$1,068	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Service Class
2007	46	$11.08 to $11.17	$516	(e)	0.85% to 1.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2007	325	$11.39 to $13.76	$4,327	-	0.00% to 1.50%	12.43% to 14.19%
2006	233	$10.11 to $12.05	$2,747	-	0.00% to 1.50%	3.34% to 4.46%
2005	102	$11.37 to $11.47	$1,159	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Marsico International Opportunities Portfolio -
Adviser Class
2007	6	$11.33	$64	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio -
Service Class
2007	688	$18.01 to $18.74	$12,551	0.95%	0.00% to 1.50%	18.80% to 19.97%
2006	478	$15.16 to $15.50	$7,306	0.03%	0.40% to 1.50%	22.16% to 23.16%
2005	108	$12.41 to $12.48	$1,348	(c)	0.70% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Total Return Portfolio - Adviser Class
2007	49	$11.66	$567	1.31%	0.35%	3.19%
2006	4	$11.30	$45	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2007	7,291	$11.13	$81,146	0.11%	1.00%	3.25%
2006	25	$10.78	$269	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Service Class
2007	2,252	$12.08 to $15.88	$33,604	2.95%	0.10% to 1.55%	2.44% to 3.61%
2006	2,514	$11.69 to $15.23	$36,559	2.23%	0.30% to 1.65%	10.26% to 11.49%
2005	3,132	$10.95 to $13.66	$41,280	2.59%	0.40% to 1.50%	1.38% to 2.33%
2004	2,236	$10.84 to $13.30	$29,119	2.74%	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	$8,289	(a)	0.55% to 1.50%	(a)
ING MFS Utilities Portfolio - Service Class
2007	2,012	$18.42 to $19.17	$37,523	1.01%	0.00% to 1.50%	25.48% to 26.89%
2006	881	$14.68 to $15.01	$13,022	0.04%	0.40% to 1.50%	28.88% to 30.08%
2005	104	$11.39 to $11.47	$1,191	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service Class
2007	159	$11.01 to $13.27	$2,004	0.78%	0.00% to 1.65%	2.74% to 3.72%
2006	66	$10.73 to $12.62	$825	0.82%	0.50% to 1.50%	13.23% to 14.16%
2005	19	$10.96 to $11.02	$214	(c)	0.70% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING PIMCO High Yield Portfolio - Institutional Class
2007	74	$10.80	$800	6.11%	1.00%	2.08%
2006	23	$10.58	$247	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Service Class
2007	497	$10.71 to $11.85	$5,722	7.27%	0.00% to 1.50%	1.34% to 2.86%
2006	448	$10.56 to $11.52	$5,070	6.48%	0.00% to 1.50%	7.36% to 8.35%
2005	135	$10.46 to $10.56	$1,418	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Equity Income Portfolio - Institutional Class
2007	17,096	$9.05 to $9.31	$156,482	(e)	0.20% to 1.95%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2007	1,454	$11.18 to $12.51	$16,489	0.44%	0.00% to 1.70%	3.71% to 5.42%
2006	232	$10.78 to $11.98	$2,509	(d)	0.00% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Service Class
2007	10	$11.20 to $11.24	$111	-	1.00% to 1.30%	4.07%
2006	2	$10.80	$25	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2007	8,727	$11.02 to $11.30	$96,991	0.08%	0.00% to 1.80%	4.16% to 5.26%
2006	74	$10.54 to $10.65	$783	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	1	$11.02 to $11.20	$16	(h)	0.35% to 1.35%	(h)
2006	1	$10.61	$6	(d)	0.80%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Stock Index Portfolio - Institutional Class
2007	256	$13.55 to $14.03	$3,588	1.50%	0.05% to 1.25%	4.04% to 4.51%
2006	273	$13.00 to $13.30	$3,625	3.36%	0.15% to 1.25%	14.55% to 14.55%
2005	2,166	$11.41 to $11.56	$25,037	(c)	0.00% to 0.80%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	13,148	$12.66 to $13.20	$168,990	1.82%	0.00% to 1.55%	2.76% to 4.05%
2006	7,004	$12.32 to $12.60	$86,924	1.22%	0.30% to 1.55%	13.00% to 14.01%
2005	1,752	$10.91 to $11.01	$19,163	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2007	93	$12.38	$1,151	1.02%	0.35%	2.40%
2006	18	$12.09	$215	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	5,633	$13.02 to $19.12	$101,704	1.42%	0.00% to 1.65%	1.35% to 2.78%
2006	4,956	$12.72 to $18.46	$87,796	1.34%	0.15% to 1.65%	17.21% to 18.68%
2005	3,660	$11.39 to $15.47	$54,938	1.28%	0.30% to 1.55%	2.34% to 3.36%
2004	2,052	$11.13 to $14.87	$30,123	1.48%	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	$2,143	(a)	0.55% to 1.50%	(a)
ING Templeton Global Growth Portfolio - Institutional
Class
2007	71	$16.62 to $16.94	$1,186	-	0.75% to 1.90%	1.70%
2006	0	$16.50	$0	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Templeton Global Growth Portfolio - Service Class
2007	253	$11.14 to $11.39	$2,833	1.27%	0.30% to 1.50%	0.91% to 1.98%
2006	128	$11.04 to $11.11	$1,421	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Capital Growth Portfolio - Service Class
2007	6	$13.67 to $13.76	$87	-	0.00% to 0.50%	20.76%
2006	1	$11.32	$14	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income Portfolio - Service
Class
2007	1,338	$12.73 to $13.25	$17,288	1.68%	0.00% to 1.50%	1.03% to 2.11%
2006	1,237	$12.60 to $12.88	$15,704	1.19%	0.40% to 1.50%	14.34% to 15.41%
2005	759	$11.02 to $11.12	$8,388	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Real Estate Portfolio - Institutional Class
2007	94	$9.91 to $10.08	$942	(h)	0.95% to 1.95%	(h)
2006	61	$12.34	$754	(d)	0.95%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Real Estate Portfolio - Service Class
2007	2,072	$9.95 to $10.20	$20,838	1.31%	0.00% to 1.50%	-18.97% to -18.11%
2006	1,372	$12.28 to $12.39	$16,905	(d)	0.35% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	2,140	$9.41 to $10.86	$22,362	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	612	$10.84 to $11.88	$7,116	-	0.25% to 1.50%	6.54% to 7.60%
2006	232	$10.85 to $11.10	$2,537	(d)	0.40% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio - Adviser
Class
2007	-	$8.97	$3	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Wells Fargo Disciplined Value Portfolio - Service Class
2007	109	$10.18 to $10.44	$1,123	1.69%	0.00% to 1.50%	-5.21% to -4.26%
2006	71	$10.74 to $10.81	$767	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	102	$9.94 to $10.16	$1,022	-	0.40% to 1.50%	-5.15% to -4.17%
2006	109	$10.42 to $10.56	$1,141	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING International Growth Opportunities Fund - Class Q
2007	1	$17.33 to $17.57	$11	-	1.05% to 1.40%	17.02%
2006	0	$14.81 to $14.88	$7	1.16%	1.25% to 1.40%	18.47%
2005	0	$12.56	$2	(c)	1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING International SmallCap Fund - Class A
2007	111	$19.07 to $20.42	$2,221	0.85%	0.00% to 1.75%	8.61% to 9.75%
2006	46	$17.77 to $18.40	$837	0.79%	0.25% to 1.45%	24.53%
2005	20	$14.35 to $14.52	$283	(c)	0.60% to 1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Large Company Value Portfolio -
Adviser Class
2007	7	$11.76	$86	-	0.35%	-2.49%
2006	1	$12.06	$9	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Large Company Value Portfolio -
Service Class
2007	287	$12.32 to $16.77	$4,430	1.28%	0.25% to 1.50%	-3.48% to 24.57%
2006	338	$12.66 to $16.94	$5,290	0.25%	0.40% to 1.50%	17.53% to 18.71%
2005	330	$10.74 to $14.47	$4,395	0.98%	0.50% to 1.50%	-0.22% to 0.71%
2004	427	$10.74 to $14.14	$5,760	0.92%	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	$4,019	0.69%	0.55% to 1.50%	29.49% to 30.54%
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
2007	3	$11.33	$37	-	0.35%	-3.49%
2006	2	$11.74	$22	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2007	1,876	$12.60 to $16.20	$28,635	0.41%	0.00% to 1.50%	-4.31% to -2.91%
2006	2,128	$13.07 to $16.49	$33,826	0.02%	0.00% to 1.50%	13.67% to 15.48%
2005	2,244	$12.37 to $14.45	$31,597	0.19%	0.00% to 1.50%	6.27% to 7.85%
2004	1,961	$11.64 to $13.29	$25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	$6,307	0.17%	0.55% to 1.50%	33.46% to 34.73%
ING Baron Asset Portfolio - Service Class
2007	294	$10.76 to $11.08	$3,217	-	0.00% to 1.75%	7.35% to 8.38%
2006	30	$10.07 to $10.14	$306	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Baron Small Cap Growth Portfolio - Adviser Class
2007	21	$12.41	$257	-	0.35%	5.44%
2006	5	$11.77	$63	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service Class
2007	5,880	$9.67 to $21.03	$108,700	-	0.00% to 1.55%	4.48% to 6.07%
2006	5,135	$12.61 to $20.02	$91,451	-	0.00% to 1.55%	13.49% to 15.25%
2005	5,042	$12.81 to $17.55	$79,169	-	0.00% to 1.50%	5.78% to 7.37%
2004	3,951	$12.10 to $16.51	$58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	$15,257	-	0.40% to 1.50%	31.49% to 32.65%
ING Columbia Small Cap Value II Portfolio - Service
Class
2007	77	$10.19 to $10.42	$796	-	0.25% to 1.50%	1.39% to 2.47%
2006	4	$10.05 to $10.11	$39	(d)	0.55% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	575	$12.23 to $22.34	$11,313	0.25%	0.25% to 1.50%	2.63% to 3.63%
2006	485	$11.91 to $21.23	$9,468	0.01%	0.40% to 1.50%	12.12% to 13.29%
2005	418	$10.64 to $19.00	$7,330	-	0.50% to 1.50%	2.39% to 3.31%
2004	602	$11.12 to $18.10	$10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	$9,414	1.39%	0.55% to 1.50%	38.62% to 39.78%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2007	329	$12.29 to $12.37	$4,044	0.05%	0.00% to 0.50%	14.43%
2006	10	$10.74	$110	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan International Portfolio - Adviser Class
2007	14	$13.67	$191	2.84%	0.35%	9.19%
2006	2	$12.52	$20	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan International Portfolio - Initial Class
2007	5,478	$11.11 to $33.66	$142,311	2.12%	0.00% to 1.50%	8.39% to 10.11%
2006	6,311	$10.25 to $30.57	$150,203	0.94%	0.00% to 1.50%	20.36% to 22.23%
2005	7,123	$11.98 to $25.01	$139,805	0.72%	0.00% to 1.50%	8.35% to 10.03%
2004	7,709	$10.97 to $22.92	$138,552	1.10%	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	$126,504	0.98%	0.25% to 1.50%	27.52% to 29.04%
ING JPMorgan International Portfolio - Service Class
2007	2	$16.20 to $16.98	$31	-	0.00% to 1.20%	8.54%
2006	1	$14.98 to $15.38	$16	0.19%	0.20% to 1.10%	20.61% to 20.61%
2005	0	$12.42	$3	(c)	1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2007	32	$12.14	$386	0.42%	0.35%	1.76%
2006	8	$11.93	$91	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2007	2,021	$9.76 to $18.54	$34,984	0.57%	0.00% to 1.55%	0.77% to 2.37%
2006	1,892	$12.72 to $18.11	$32,578	0.01%	0.00% to 1.55%	14.78% to 16.46%
2005	1,597	$12.54 to $15.64	$24,333	0.34%	0.00% to 1.50%	6.89% to 8.51%
2004	1,022	$11.71 to $14.33	$14,426	0.22%	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	$3,999	0.44%	0.45% to 1.50%	28.20% to 29.21%
ING Legg Mason Partners Aggressive Growth Portfolio -
Adviser Class
2007	9	$10.90	$96	-	0.35%	-2.50%
2006	2	$11.18	$17	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
2007	11,836	$9.78 to $17.67	$161,023	-	0.00% to 1.50%	-35.62% to -1.59%
2006	14,531	$10.02 to $17.96	$203,807	-	0.00% to 1.50%	8.64% to 10.32%
2005	16,715	$9.15 to $16.28	$213,925	-	0.00% to 1.50%	9.77% to 11.43%
2004	19,676	$8.28 to $14.64	$228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	$239,784	-	0.25% to 1.50%	36.05% to 37.92%
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
2007	7	$11.87 to $12.46	$87	-	0.00% to 1.25%	-3.10% to -2.39%
2006	7	$12.25 to $12.63	$82	-	0.20% to 1.25%	8.70% to 9.15%
2005	3	$11.27 to $11.37	$36	(f)	0.80% to 1.25%	(f)
2004	2	$10.32	$16	(b)	0.70%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Large Cap Growth Portfolio -
Adviser Class
2007	13	$10.98	$142	-	0.35%	4.08%
2006	3	$10.55	$33	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Partners Large Cap Growth Portfolio -
Initial Class
2007	298	$11.45 to $12.06	$3,536	-	0.80% to 1.25%	3.62% to 4.04%
2006	337	$11.05 to $11.61	$3,850	-	0.80% to 1.25%	2.89% to 3.25%
2005	371	$10.74 to $11.25	$4,113	(c)	0.95% to 1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Neuberger Berman Partners Portfolio - Service Class
2007	201	$11.19 to $11.44	$2,266	0.24%	0.30% to 1.50%	7.16% to 8.07%
2006	22	$10.47 to $10.53	$232	(d)	0.50% to 1.30%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Neuberger Berman Regency Portfolio - Service Class
2007	5	$11.42	$62	-	0.50%	1.78%
2006	0	$11.22	$1	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	775	$11.13 to $15.06	$10,961	1.32%	0.25% to 1.95%	-5.36% to 14.19%
2006	920	$11.82 to $15.52	$13,497	0.86%	0.50% to 1.95%	8.24% to 9.92%
2005	1,209	$11.14 to $14.33	$16,573	0.38%	0.50% to 1.50%	1.19% to 2.17%
2004	1,519	$11.21 to $13.80	$20,474	1.09%	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	$9,183	1.63%	0.55% to 1.50%	28.44% to 29.44%
ING Oppenheimer Global Portfolio - Adviser Class
2007	28	$12.95	$365	0.43%	0.35%	5.63%
2006	8	$12.26	$96	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Initial Class
2007	57,612	$14.09 to $15.45	$840,722	1.09%	0.00% to 1.80%	1.35% to 11.82%
2006	67,277	$13.46 to $14.50	$921,330	0.07%	0.00% to 1.80%	10.53% to 17.98%
2005	74,501	$11.62 to $12.29	$881,737	(c)	0.00% to 1.80%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service Class
2007	26	$16.78 to $17.02	$439	1.29%	1.00% to 1.25%	5.01% to 5.26%
2006	11	$15.98 to $16.17	$180	0.09%	1.00% to 1.25%	16.13% to 16.13%
2005	1	$13.76	$20	-	1.25%	11.87%
2004	182	$12.22 to $12.52	$2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	$1,294	-	0.65% to 1.50%	29.96% to 30.90%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Adviser
Class
2007	23	$11.75	$275	4.98%	0.35%	8.00%
2006	12	$10.88	$127	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2007	10,776	$11.42 to $12.08	$125,688	4.51%	0.00% to 1.95%	5.82% to 10.12%
2006	10,430	$10.67 to $11.11	$112,893	0.39%	0.00% to 1.95%	6.22% to 8.39%
2005	11,390	$9.99 to $10.25	$116,350	(c)	0.00% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return Portfolio - Adviser Class
2007	48	$11.43	$554	4.13%	0.35%	8.75%
2006	26	$10.51	$269	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO Total Return Portfolio - Service Class
2007	6,608	$10.22 to $13.44	$83,010	3.25%	0.00% to 1.75%	7.71% to 9.17%
2006	5,395	$10.50 to $12.26	$62,923	1.70%	0.20% to 1.55%	2.47% to 3.64%
2005	4,813	$10.27 to $11.91	$54,953	1.68%	0.35% to 1.50%	0.53% to 1.72%
2004	3,872	$10.21 to $11.64	$43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	$31,227	3.56%	0.40% to 1.50%	2.52% to 3.44%
ING Pioneer High Yield Portfolio - Initial Class
2007	465	$11.04 to $11.32	$5,184	6.31%	0.00% to 1.50%	4.55% to 6.19%
2006	94	$10.56 to $10.66	$1,000	(d)	0.00% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2007	9	$11.02 to $11.11	$95	5.94%	0.85% to 1.35%	4.82%
2006	1	$10.56 to $10.60	$6	(d)	0.70% to 1.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2015 Portfolio - Adviser Class
2007	800	$11.72 to $12.38	$9,750	0.70%	0.00% to 1.55%	2.68% to 4.06%
2006	243	$11.27 to $11.83	$2,850	0.17%	0.20% to 1.55%	9.47% to 10.26%
2005	41	$10.66 to $10.72	$440	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2015 Portfolio - Service Class
2007	2,485	$11.99 to $12.48	$30,299	0.55%	0.00% to 1.50%	3.01% to 4.61%
2006	1,294	$11.64 to $11.93	$15,208	0.16%	0.00% to 1.50%	9.18% to 10.25%
2005	185	$10.66 to $10.76	$1,980	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Adviser Class
2007	957	$11.94 to $12.85	$12,103	0.50%	0.00% to 1.55%	2.66% to 3.99%
2006	360	$12.01 to $12.29	$4,390	0.22%	0.20% to 1.55%	11.19% to 12.15%
2005	24	$10.89 to $10.95	$266	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Service Class
2007	3,127	$9.87 to $12.96	$39,563	0.41%	0.00% to 1.50%	3.06% to 4.31%
2006	1,488	$12.08 to $12.38	$18,183	0.24%	0.00% to 1.50%	10.93% to 12.04%
2005	176	$10.89 to $10.99	$1,918	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2035 Portfolio - Adviser Class
2007	750	$12.24 to $13.32	$9,830	0.44%	0.00% to 1.55%	3.40% to 4.75%
2006	307	$11.69 to $12.64	$3,854	0.11%	0.20% to 1.55%	12.75% to 13.68%
2005	40	$11.05 to $11.11	$440	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2035 Portfolio - Service Class
2007	2,101	$12.88 to $13.41	$27,544	0.44%	0.00% to 1.50%	3.70% to 4.98%
2006	956	$12.42 to $12.74	$12,006	0.11%	0.00% to 1.50%	12.40% to 13.58%
2005	106	$11.05 to $11.15	$1,176	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Adviser Class
2007	579	$12.42 to $13.75	$7,858	0.24%	0.00% to 1.55%	3.86% to 5.24%
2006	174	$12.70 to $12.99	$2,250	0.03%	0.20% to 1.55%	13.66% to 14.56%
2005	23	$11.27 to $11.33	$256	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Service Class
2007	1,293	$9.89 to $13.84	$17,462	0.25%	0.00% to 1.50%	4.15% to 5.38%
2006	589	$12.76 to $13.08	$7,586	0.03%	0.00% to 1.50%	13.32% to 14.47%
2005	52	$11.26 to $11.36	$586	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution Income Portfolio - Adviser Class
2007	646	$11.22 to $11.65	$7,427	0.90%	0.00% to 1.40%	3.41% to 4.70%
2006	150	$10.85 to $11.07	$1,657	0.10%	0.20% to 1.40%	6.12% to 6.50%
2005	4	$10.29 to $10.31	$40	(c)	0.70% to 1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution Income Portfolio - Service Class
2007	644	$11.28 to $11.74	$7,385	0.65%	0.00% to 1.50%	3.68% to 4.87%
2006	250	$10.88 to $11.13	$2,746	0.16%	0.15% to 1.50%	5.73% to 6.76%
2005	33	$10.29 to $10.36	$341	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2007	29	$12.70	$365	-	0.35%	12.29%
2006	3	$11.31	$39	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	28,669	$11.84 to $14.41	$389,300	0.19%	0.00% to 1.50%	6.13% to 16.20%
2006	33,002	$10.59 to $12.72	$397,287	-	0.00% to 1.50%	3.11% to 9.05%
2005	38,267	$11.07 to $11.60	$429,422	(c)	0.00% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2007	39	$9.93 to $13.94	$514	-	0.00% to 1.25%	11.57% to 12.61%
2006	35	$8.90 to $12.27	$425	-	0.20% to 1.25%	7.62% to 8.39%
2005	22	$8.27 to $11.20	$230	-	0.55% to 1.25%	7.59% to 7.88%
2004	1,207	$7.62 to $11.27	$9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	$9,420	-	0.45% to 1.50%	42.51% to 43.68%
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2007	92	$12.57	$1,155	-	0.35%	9.02%
2006	12	$11.53	$143	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2007	11,199	$10.39 to $30.54	$275,025	0.48%	0.00% to 1.50%	-10.73% to 9.89%
2006	12,312	$9.60 to $28.07	$281,531	0.24%	0.00% to 1.50%	11.63% to 13.33%
2005	13,745	$11.71 to $25.03	$282,041	0.48%	0.00% to 1.50%	4.59% to 6.15%
2004	14,985	$11.28 to $23.81	$291,385	0.16%	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	$246,603	0.15%	0.00% to 1.50%	28.96% to 30.55%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2007	88	$13.31 to $15.48	$1,234	0.19%	0.00% to 1.55%	7.95% to 9.11%
2006	67	$12.33 to $14.27	$867	-	0.20% to 1.55%	11.59% to 12.56%
2005	39	$11.13 to $12.75	$446	0.60%	0.45% to 1.30%	4.60% to 5.23%
2004	20	$10.64 to $12.16	$219	(b)	0.40% to 1.30%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Foreign Equity Portfolio - Service Class
2007	425	$12.66 to $12.99	$5,433	1.43%	0.00% to 1.50%	13.44% to 14.69%
2006	27	$11.16 to $11.23	$302	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Adviser Class
2007	41	$12.60	$521	-	0.35%	6.33%
2006	5	$11.85	$54	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Initial Class
2007	4,540	$7.56 to $36.21	$113,433	0.45%	0.00% to 1.50%	5.60% to 7.23%
2006	5,003	$7.15 to $34.10	$117,356	0.47%	0.00% to 1.50%	15.11% to 16.85%
2005	5,863	$9.90 to $29.48	$118,725	0.78%	0.00% to 1.50%	0.00% to 1.56%
2004	7,187	$9.80 to $29.32	$143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	$151,497	0.19%	0.25% to 1.50%	26.12% to 27.71%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2007	1	$11.30	$13	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2007	7,798	$11.71 to $20.79	$126,472	0.72%	0.00% to 1.95%	-37.09% to 1.17%
2006	8,239	$11.75 to $20.55	$135,280	0.80%	0.00% to 1.95%	12.23% to 14.55%
2005	9,161	$10.42 to $17.94	$134,490	0.87%	0.00% to 1.50%	7.49% to 9.39%
2004	10,068	$9.67 to $16.40	$135,468	0.78%	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	$128,075	0.58%	0.25% to 1.50%	23.02% to 24.66%
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2007	1	$11.04	$6	-	1.00%	-0.09%
2006	-	$11.05	$3	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2007	59	$10.00 to $10.22	$592	-	0.30% to 1.50%	3.51% to 4.30%
2006	2	$9.70 to $9.76	$24	(d)	0.40% to 1.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Adviser Class
2007	33	$11.63	$382	1.50%	0.35%	-2.92%
2006	13	$11.98	$151	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2007	5,857	$12.01 to $16.39	$83,912	1.24%	0.25% to 1.95%	-3.74% to -2.54%
2006	6,763	$12.38 to $16.94	$100,241	0.74%	0.30% to 1.95%	13.56% to 15.52%
2005	7,429	$11.46 to $14.77	$98,136	0.60%	0.00% to 1.50%	1.97% to 3.10%
2004	5,605	$11.21 to $14.42	$71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	$32,018	0.89%	0.40% to 1.50%	27.74% to 28.90%
ING Van Kampen Equity and Income Portfolio - Adviser
Class
2007	17	$11.69	$203	2.68%	0.35%	2.72%
2006	2	$11.38	$21	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	26,353	$11.95 to $13.08	$325,269	2.45%	0.00% to 1.95%	-1.13% to 8.09%
2006	31,545	$11.77 to $12.63	$378,557	1.93%	0.00% to 1.95%	6.18% to 12.67%
2005	31,676	$10.66 to $11.21	$344,729	(c)	0.00% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income Portfolio - Service
Class
2007	5	$12.58 to $40.54	$188	2.88%	0.60% to 1.25%	2.02% to 2.66%
2006	3	$12.33 to $39.49	$90	2.00%	0.60% to 1.25%	10.98% to 11.31%
2005	-	$11.11 to $34.76	$13	-	1.00% to 1.25%	6.42% to 6.69%
2004	105	$10.44 to $33.04	$2,372	0.37%	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	$911	0.14%	0.55% to 1.50%	25.13% to 26.26%
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	2,130	$11.88 to $21.16	$37,661	3.11%	0.00% to 1.95%	4.12% to 5.81%
2006	2,335	$11.41 to $20.00	$39,520	2.61%	0.00% to 1.95%	6.22% to 8.40%
2005	4,513	$10.97 to $18.82	$73,683	1.50%	0.00% to 1.70%	3.09% to 4.67%
2004	4,481	$10.67 to $18.08	$70,666	1.25%	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	$58,446	1.48%	0.25% to 1.50%	17.67% to 19.12%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth Portfolio - Class I
2007	4,414	$11.45 to $23.47	$84,589	1.70%	0.00% to 1.95%	-11.33% to 5.05%
2006	4,732	$11.07 to $22.35	$88,592	1.35%	0.00% to 1.95%	11.01% to 13.22%
2005	4,786	$11.29 to $19.77	$81,185	1.18%	0.00% to 1.70%	2.45% to 6.19%
2004	5,143	$10.83 to $18.78	$81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	$69,833	0.88%	0.25% to 1.50%	22.46% to 23.96%
ING VP Strategic Allocation Moderate Portfolio - Class I
2007	4,075	$11.78 to $22.07	$73,150	2.16%	0.00% to 1.60%	3.82% to 5.49%
2006	4,726	$11.34 to $20.93	$82,807	1.80%	0.00% to 1.60%	9.37% to 11.21%
2005	2,405	$10.68 to $18.45	$39,166	2.10%	0.00% to 1.70%	2.19% to 3.83%
2004	2,282	$10.48 to $17.77	$36,460	1.81%	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	$33,837	2.30%	0.25% to 1.50%	11.92% to 13.28%
ING VP Growth and Income Portfolio - Class A
2007	15	$10.79	$158	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income Portfolio - Class I
2007	70,409	$10.98 to $346.30	$1,758,568	1.34%	0.00% to 1.95%	-29.85% to 7.42%
2006	80,060	$10.30 to $325.50	$1,940,188	1.15%	0.00% to 1.95%	12.51% to 14.17%
2005	91,075	$9.09 to $287.09	$1,975,255	1.00%	0.00% to 1.50%	6.51% to 8.13%
2004	108,588	$8.47 to $267.99	$2,182,323	2.32%	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	$2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
ING VP Growth and Income Portfolio - Class S
2007	9	$10.78 to $10.80	$101	(e)	0.30% to 0.75%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET U.S. Core Portfolio - Series 1
2007	80	$11.52	$917	2.62%	1.25%	2.77%
2006	89	$11.21	$995	2.42%	1.25%	6.36%
2005	136	$10.54	$1,438	2.18%	1.25%	0.29%
2004	212	$10.51	$2,224	0.70%	1.25%	2.24%
2003	231	$10.28	$2,378	(a)	1.25%	(a)
ING GET U.S. Core Portfolio - Series 2
2007	511	$11.03 to $11.24	$5,698	2.92%	1.00% to 1.50%	2.99% to 3.50%
2006	704	$10.71 to $10.86	$7,605	2.96%	1.00% to 1.50%	5.00% to 5.54%
2005	1,090	$10.15 to $10.29	$11,168	2.66%	1.00% to 1.65%	-0.78% to -0.10%
2004	1,821	$10.23 to $10.31	$18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	$20,639	(a)	1.05% to 1.65%	(a)
ING GET U.S. Core Portfolio - Series 3
2007	2,154	$10.63 to $10.94	$23,204	2.54%	1.00% to 1.75%	2.61% to 3.99%
2006	2,678	$10.30 to $10.52	$27,885	2.54%	1.00% to 1.75%	4.46% to 5.31%
2005	3,740	$9.86 to $9.99	$37,121	2.01%	1.00% to 1.75%	-1.00% to -0.20%
2004	5,300	$9.95 to $10.02	$52,924	-	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	$207	(a)	0.80% to 1.25%	(a)
ING GET U.S. Core Portfolio - Series 5
2007	57	$11.59 to $11.60	$660	1.78%	1.75%	0.35% to 0.43%
2006	59	$11.55	$685	1.94%	1.75%	9.27%
2005	61	$10.57	$645	0.89%	1.75%	0.96%
2004	66	$10.47	$696	(b)	1.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 6
2007	260	$11.20 to $11.21	$2,918	2.25%	1.75%	1.45% to 1.54%
2006	356	$11.04 to $11.05	$3,931	2.33%	1.75%	8.55% to 8.65%
2005	454	$10.17	$4,616	0.39%	1.75%	0.89%
2004	556	$10.08	$5,605	(b)	1.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2007	226	$11.06 to $11.30	$2,516	2.37%	1.00% to 1.75%	1.47% to 2.26%
2006	325	$10.90 to $11.05	$3,556	2.41%	1.00% to 1.75%	8.35% to 9.19%
2005	391	$10.06 to $10.12	$3,939	0.05%	1.00% to 1.75%	0.60% to 1.10%
2004	402	$10.00	$4,017	(b)	1.00% to 1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 8
2007	87	$11.18 to $11.19	$969	1.94%	1.75%	1.82%
2006	137	$10.98 to $10.99	$1,507	1.77%	1.75%	8.71% to 8.81%
2005	154	$10.10	$1,556	(c)	1.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 9
2007	15	$11.02	$164	2.41%	1.75%	2.04% to 2.13%
2006	16	$10.79 to $10.80	$168	1.48%	1.75%	8.22%
2005	22	$9.97 to $9.98	$220	(c)	1.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 10
2007	7	$10.95	$76	1.32%	1.75%	1.77%
2006	7	$10.76	$76	0.84%	1.75%	7.82%
2005	11	$9.98	$107	(c)	1.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 11
2007	4	$10.65	$47	4.26%	1.75%	0.28%
2006	4	$10.62	$47	0.08%	1.75%	5.99% to 6.09%
2005	8	$10.01 to $10.02	$80	(c)	1.15% to 1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Global Science and Technology Portfolio -
Class I
2007	8,355	$4.86 to $16.07	$42,834	-	0.00% to 1.90%	17.02% to 19.06%
2006	8,763	$4.14 to $13.50	$37,594	-	0.00% to 1.60%	5.60% to 7.21%
2005	10,034	$3.92 to $11.04	$40,552	-	0.00% to 1.50%	10.06% to 11.83%
2004	11,027	$3.56 to $10.00	$40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	$47,295	-	0.25% to 1.50%	43.36% to 45.25%
ING VP Growth Portfolio - Class I
2007	3,772	$6.82 to $19.80	$62,321	0.17%	0.00% to 1.50%	15.99% to 17.83%
2006	4,698	$5.88 to $16.86	$67,837	0.06%	0.00% to 1.50%	1.12% to 2.69%
2005	5,519	$5.81 to $16.49	$78,900	0.68%	0.00% to 1.50%	7.77% to 9.38%
2004	6,937	$5.37 to $15.14	$89,883	0.12%	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	$95,972	-	0.25% to 1.50%	28.43% to 30.14%
ING VP Index Plus LargeCap Portfolio - Class I
2007	22,182	$9.68 to $24.64	$469,092	1.25%	0.00% to 1.95%	2.98% to 5.00%
2006	26,449	$9.36 to $23.55	$539,452	1.08%	0.00% to 1.95%	12.29% to 14.59%
2005	29,222	$11.05 to $20.64	$532,133	1.22%	0.00% to 1.85%	3.46% to 5.37%
2004	32,461	$10.67 to $19.66	$562,520	0.99%	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	$503,421	1.04%	0.25% to 1.50%	24.22% to 25.85%
ING VP Index Plus LargeCap Portfolio - Class S
2007	28	$12.14	$334	-	0.35%	4.39%
2006	1	$11.63	$7	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus MidCap Portfolio - Class I
2007	16,185	$13.29 to $26.82	$381,531	0.81%	0.00% to 1.95%	3.51% to 5.23%
2006	18,518	$12.68 to $25.09	$421,728	0.62%	0.00% to 1.95%	7.28% to 9.43%
2005	19,654	$12.22 to $23.22	$416,465	0.44%	0.00% to 1.95%	9.08% to 11.15%
2004	18,764	$11.22 to $20.56	$361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	$233,761	0.39%	0.25% to 1.50%	30.49% to 32.14%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap Portfolio - Class S
2007	29	$11.74	$343	0.52%	0.35%	4.92%
2006	4	$11.19	$43	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus SmallCap Portfolio - Class I
2007	9,070	$12.14 to $19.08	$151,310	0.48%	0.00% to 2.15%	-8.00% to -6.48%
2006	10,525	$13.03 to $20.09	$189,877	0.41%	0.00% to 1.95%	11.75% to 13.78%
2005	11,258	$12.34 to $17.88	$182,246	0.30%	0.00% to 1.85%	5.65% to 7.65%
2004	10,466	$11.68 to $16.34	$158,486	0.15%	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	$93,931	0.17%	0.25% to 1.50%	34.15% to 35.83%
ING VP Index Plus SmallCap Portfolio - Class S
2007	8	$10.66	$90	-	0.35%	-6.82%
2006	5	$11.44	$52	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Small Company Portfolio - Class I
2007	5,336	$14.34 to $31.63	$135,138	0.19%	0.00% to 1.50%	4.29% to 5.90%
2006	6,886	$13.75 to $29.99	$169,087	0.39%	0.00% to 1.50%	15.06% to 16.80%
2005	7,440	$12.03 to $25.78	$158,729	0.14%	0.00% to 1.50%	8.64% to 10.28%
2004	9,070	$11.02 to $23.47	$175,779	0.28%	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	$167,432	0.25%	0.25% to 1.50%	35.44% to 37.18%
ING VP Small Company Portfolio - Class S
2007	7	$12.43	$87	-	0.35%	5.34%
2006	1	$11.80	$11	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Value Opportunity Portfolio - Class I
2007	4,155	$12.12 to $24.08	$82,179	1.70%	0.00% to 1.60%	1.40% to 3.00%
2006	4,980	$11.84 to $23.34	$96,810	1.43%	0.00% to 1.60%	14.29% to 16.06%
2005	5,822	$10.27 to $20.11	$97,980	1.77%	0.00% to 1.50%	5.44% to 7.03%
2004	6,985	$9.66 to $18.79	$110,369	0.80%	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	$133,176	0.77%	0.25% to 1.50%	22.79% to 24.30%
ING VP Financial Services Portfolio - Class I
2007	215	$11.76 to $12.42	$2,563	1.65%	0.00% to 1.50%	-16.01% to -12.86%
2006	263	$13.63 to $14.20	$3,621	1.26%	0.40% to 1.50%	15.70% to 16.81%
2005	66	$11.78 to $12.17	$790	1.22%	0.60% to 1.50%	6.38% to 6.90%
2004	17	$11.12 to $11.44	$194	(b)	0.75% to 1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP International Value Portfolio - Class I
2007	8,365	$16.66 to $20.79	$158,131	1.78%	0.00% to 1.55%	11.69% to 13.15%
2006	7,376	$14.78 to $18.51	$123,753	2.42%	0.30% to 1.55%	27.45% to 29.01%
2005	5,941	$12.35 to $14.45	$78,444	2.43%	0.00% to 1.55%	7.82% to 9.15%
2004	4,834	$11.49 to $13.33	$58,379	1.23%	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	$32,591	1.19%	0.40% to 1.50%	27.92% to 29.37%
ING VP International Value Portfolio - Class S
2007	32	$15.05	$480	1.48%	0.35%	12.65%
2006	5	$13.36	$60	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP MidCap Opportunities Portfolio - Class I
2007	649	$14.57 to $17.22	$9,758	-	0.20% to 1.50%	23.79% to 25.10%
2006	509	$11.77 to $12.55	$6,141	-	0.40% to 1.50%	6.21% to 7.25%
2005	467	$11.08 to $12.83	$5,277	-	0.50% to 1.50%	0.87% to 9.78%
2004	536	$10.19 to $11.43	$5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	$4,191	-	0.55% to 1.50%	34.69% to 35.91%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MidCap Opportunities Portfolio - Class S
2007	5	$14.00	$70	-	0.35%	25.00%
2006	0	$11.20	$3	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Real Estate Portfolio - Class I
2007	2,852	$8.01 to $17.98	$49,032	2.78%	0.00% to 1.50%	-17.42% to -16.40%
2006	4,158	$16.05 to $21.28	$86,706	2.35%	0.30% to 1.50%	34.18% to 35.59%
2005	3,048	$15.04 to $15.75	$47,193	2.69%	0.00% to 1.50%	10.81% to 11.90%
2004	1,960	$13.58 to $13.95	$27,225	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	1,200	$9.51 to $15.30	$11,915	-	0.20% to 1.50%	8.44% to 9.67%
2006	1,122	$8.77 to $13.46	$10,191	-	0.40% to 1.50%	10.87% to 12.17%
2005	1,146	$7.91 to $8.97	$9,331	-	0.40% to 1.50%	1.86% to 8.64%
2004	1,087	$7.36 to $8.08	$8,178	-	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	$8,045	-	0.40% to 1.50%	36.69% to 38.10%
ING VP SmallCap Opportunities Portfolio - Class S
2007	1	$12.58	$17	-	0.35%	9.39%
2006	1	$11.50	$10	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Balanced Portfolio - Class I
2007	21,542	$12.24 to $40.44	$528,434	2.68%	0.00% to 1.95%	-27.07% to 5.54%
2006	24,020	$11.74 to $38.67	$588,364	2.43%	0.00% to 1.95%	7.84% to 9.99%
2005	27,567	$11.37 to $35.49	$637,454	2.34%	0.00% to 1.50%	2.69% to 4.25%
2004	30,971	$11.05 to $34.36	$692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	$659,370	1.96%	0.25% to 1.50%	17.10% to 18.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Intermediate Bond Portfolio - Class I
2007	19,947	$11.00 to $92.31	$421,252	3.81%	0.00% to 1.95%	-11.31% to 5.99%
2006	19,472	$10.56 to $87.81	$400,146	3.99%	0.00% to 1.95%	2.02% to 4.12%
2005	19,951	$10.32 to $76.25	$405,018	3.79%	0.00% to 1.90%	1.37% to 3.16%
2004	20,579	$10.21 to $74.70	$407,745	1.50%	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	$408,185	1.72%	0.25% to 1.50%	4.71% to 6.06%
ING VP Intermediate Bond Portfolio - Class S
2007	23	$10.58	$249	6.90%	0.35%	5.27%
2006	1	$10.05	$12	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Money Market Portfolio - Class I
2007	26,790	$10.73 to $56.29	$520,246	3.62%	0.00% to 1.70%	-7.17% to 5.16%
2006	19,298	$10.51 to $53.71	$362,772	2.23%	0.00% to 1.50%	3.32% to 4.92%
2005	14,234	$10.15 to $51.39	$210,711	1.20%	0.00% to 1.50%	1.47% to 3.03%
2004	14,934	$9.98 to $50.07	$216,952	1.09%	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	$257,477	1.79%	0.25% to 1.50%	-0.61% to .66%
Janus Adviser Balanced Fund - Class S
2007	-	$14.44	$1	-	1.00%	8.73%
2006	-	$13.28	$1	1.49%	1.00%	9.30%
2005	-	$12.15	$1	-	1.00%	6.58%
2004	-	$11.40	-	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2007	13	$13.48 to $32.14	$367	2.63%	0.30% to 1.45%	8.96% to 9.95%
2006	14	$12.22 to $29.45	$394	1.90%	0.40% to 1.45%	9.10% to 10.17%
2005	20	$12.45 to $26.93	$508	0.01%	0.50% to 1.50%	6.38% to 7.28%
2004	16,735	$10.06 to $26.46	$356,943	2.17%	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	$385,094	2.22%	0.25% to 1.50%	12.34% to 13.76%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2007	5	$15.06 to $22.38	$99	4.67%	0.50% to 1.25%	5.67% to 6.47%
2006	6	$14.25 to $21.18	$114	4.37%	0.50% to 1.25%	2.97% to 3.71%
2005	7	$14.34 to $20.57	$146	0.02%	0.55% to 1.25%	0.73% to 1.39%
2004	4,497	$10.30 to $21.35	$78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	$89,994	4.83%	0.25% to 1.50%	4.82% to 6.09%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2007	7	$13.66 to $25.03	$150	0.67%	0.50% to 1.40%	13.50% to 14.51%
2006	8	$11.96 to $22.00	$148	0.43%	0.50% to 1.40%	9.82% to 10.86%
2005	11	$9.95 to $18.49	$185	-	0.30% to 1.40%	2.84% to 3.90%
2004	12,324	$9.60 to $19.79	$199,501	0.13%	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	$239,988	0.09%	0.25% to 1.50%	29.72% to 31.47%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2007	17	$19.37 to $31.89	$490	0.21%	0.45% to 1.45%	20.28% to 21.49%
2006	19	$15.92 to $26.46	$466	-	0.25% to 1.45%	11.97% to 13.37%
2005	22	$14.12 to $23.58	$489	-	0.25% to 1.50%	10.59% to 11.99%
2004	25,472	$10.94 to $24.72	$458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	$459,241	-	0.25% to 1.50%	33.11% to 34.86%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2007	13	$13.70 to $30.90	$317	0.90%	0.45% to 1.25%	8.25% to 9.18%
2006	15	$12.54 to $28.51	$353	1.61%	0.45% to 1.25%	16.74% to 17.68%
2005	19	$10.68 to $21.50	$381	-	0.30% to 1.25%	4.57% to 5.53%
2004	24,107	$9.48 to $23.32	$425,591	0.95%	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	$536,188	1.06%	0.25% to 1.50%	22.11% to 23.74%
Lazard Mid Cap Portfolio - Open Shares
2007	37	$8.74 to $8.81	$326	(e)	0.00% to 1.25%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
LKCM Aquinas Growth Fund
2007	19	$12.10	$236	-	1.05%	0.08%
2006	17	$10.87	$183	(d)	0.90%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2007	87	$13.80 to $16.89	$1,257	0.51%	0.50% to 1.75%	-1.15% to 0.07%
2006	75	$13.96 to $16.97	$1,081	0.56%	0.50% to 1.75%	10.36% to 11.81%
2005	63	$12.65 to $15.26	$818	0.54%	0.50% to 1.75%	6.47% to 7.65%
2004	24	$11.91 to $14.25	$290	(b)	0.50% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Small-Cap Value Fund - Class A
2007	96	$16.81 to $17.52	$1,648	0.13%	0.60% to 1.65%	8.59% to 9.68%
2006	88	$15.44 to $15.91	$1,379	-	0.70% to 1.75%	18.40% to 19.56%
2005	74	$13.04 to $13.31	$980	-	0.70% to 1.75%	11.41% to 12.42%
2004	45	$11.74 to $11.84	$530	(b)	0.65% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2007	9,441	$12.71 to $18.59	$146,234	0.44%	0.20% to 1.50%	-0.95% to 0.38%
2006	10,067	$12.72 to $18.67	$156,234	0.50%	0.25% to 1.50%	10.54% to 11.88%
2005	10,499	$12.93 to $16.80	$147,309	0.51%	0.30% to 1.50%	6.67% to 7.94%
2004	7,424	$12.45 to $15.68	$96,241	0.40%	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	$28,509	0.67%	0.45% to 1.50%	22.92% to 24.05%
Massachusetts Investors Growth Stock Fund - Class A
2007	58	$12.55 to $12.92	$737	0.45%	0.65% to 1.40%	10.10% to 10.59%
2006	52	$11.38 to $11.61	$596	-	0.80% to 1.50%	6.37% to 6.61%
2005	39	$10.79 to $10.89	$421	(f)	0.80% to 1.30%	(f)
2004	17	$10.55 to $10.58	$180	(b)	0.70% to 0.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Moderate Allocation Portfolio
2007	3	$13.64	$26	-	0.00%	7.32%
2006	2	$12.71	$25	(d)	0.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Neuberger Berman Socially Responsive Fund® - Trust
Class
2007	175	$11.28 to $11.54	$1,985	0.80%	0.25% to 1.55%	5.62% to 6.79%
2006	48	$10.68 to $10.77	$519	(d)	0.40% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
New Perspective Fund®, Inc. - Class R-3
2007	238	$16.21 to $17.15	$4,038	2.44%	0.00% to 1.45%	14.34% to 15.34%
2006	83	$14.18 to $14.75	$1,204	1.64%	0.20% to 1.55%	18.17% to 19.17%
2005	40	$12.16 to $12.36	$486	1.45%	0.25% to 1.10%	9.98% to 10.56%
2004	18	$11.12 to $11.17	$204	(b)	0.30% to 0.80%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
New Perspective Fund®, Inc. - Class R-4
2007	2,456	$15.58 to $17.64	$41,461	2.12%	0.00% to 1.50%	14.23% to 15.56%
2006	1,896	$13.57 to $15.13	$27,925	1.55%	0.30% to 1.50%	18.09% to 19.46%
2005	1,760	$11.44 to $12.78	$22,033	1.87%	0.00% to 1.50%	9.56% to 10.64%
2004	762	$11.30 to $11.66	$8,638	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Capital Appreciation Fund - Class A
2007	47	$12.56 to $13.06	$597	-	0.55% to 1.55%	12.19% to 13.17%
2006	36	$11.24 to $11.54	$414	-	0.55% to 1.45%	6.62% to 6.79%
2005	30	$10.65 to $10.76	$316	0.75%	0.70% to 1.25%	3.40% to 3.96%
2004	21	$10.27 to $10.36	$217	(b)	0.65% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2007	4,018	$23.12 to $71.98	$230,998	0.96%	0.00% to 1.95%	31.54% to 33.43%
2006	3,743	$17.39 to $52.76	$163,882	1.30%	0.30% to 1.75%	23.14% to 24.56%
2005	3,268	$17.98 to $41.82	$115,468	1.74%	0.50% to 1.65%	38.95% to 40.45%
2004	1,557	$12.94 to $29.69	$37,377	2.10%	0.55% to 1.65%	31.71%
2003	429	$14.57	$6,248	4.56%	1.00%	63.52%
Oppenheimer Global Securities/VA
2007	23	$15.42 to $26.82	$578	1.49%	0.45% to 1.75%	4.87% to 5.84%
2006	32	$14.74 to $25.34	$765	1.02%	0.45% to 1.80%	16.01% to 17.15%
2005	35	$12.74 to $21.63	$711	2.11%	0.45% to 1.85%	12.61% to 13.78%
2004	22,250	$11.36 to $19.26	$410,368	1.10%	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	$251,043	0.55%	0.25% to 1.50%	40.97% to 43.00%
Oppenheimer Main Street Fund®/VA
2007	11	$9.88 to $11.12	$115	0.84%	1.25% to 1.50%	2.92% to 3.15%
2006	13	$9.60 to $10.78	$123	1.67%	1.25% to 1.50%	13.34% to 13.59%
2005	-	-	$41	-	-	-
2004	-	-	$43	-	1.25% to 1.50%	-
2003	-	-	$32	-	1.25% to 1.50%	-
Oppenheimer Main Street Small Cap Fund®/VA
2007	531	$12.90 to $14.92	$6,971	0.31%	0.25% to 1.50%	-2.71% to -1.48%
2006	351	$13.26 to $15.26	$4,722	0.10%	0.30% to 1.50%	13.33% to 14.43%
2005	89	$11.70 to $13.40	$1,052	2.38%	0.50% to 1.50%	8.62%
2004	-	$12.30	$5	(b)	1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Mid Cap Fund/VA
2007	4	$5.51 to $10.94	$31	-	1.25% to 1.50%	4.99%
2006	-	$10.42	$1	-	1.25%	1.66%
2005	-	-	$3	-	-	-
2004	-	-	$3	-	1.25%	-
2003	-	-	$4	-	1.25%	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Strategic Bond Fund/VA
2007	7	$16.01 to $17.48	$125	3.94%	0.55% to 1.45%	8.10% to 9.11%
2006	8	$14.81 to $16.02	$128	3.91%	0.55% to 1.45%	5.94% to 6.87%
2005	11	$13.98 to $15.10	$154	9.58%	0.45% to 1.45%	1.16% to 2.17%
2004	3,306	$10.88 to $14.98	$47,078	4.44%	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	$32,607	5.57%	0.25% to 1.50%	16.27% to 17.73%
Pax World Balanced Fund
2007	4,498	$12.75 to $14.25	$59,458	1.79%	0.00% to 1.75%	7.49% to 9.16%
2006	4,112	$11.83 to $12.90	$50,097	1.66%	0.30% to 1.75%	9.03% to 10.07%
2005	4,818	$10.85 to $11.76	$54,353	1.65%	0.00% to 1.65%	3.72% to 4.87%
2004	1,550	$10.45 to $11.12	$16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	$3,605	1.04%	0.85% to 1.25%	15.85% to 16.30%
PIMCO Real Return Portfolio - Administrative Class
2007	2,861	$10.72 to $12.37	$34,027	4.42%	0.00% to 1.50%	8.91% to 10.55%
2006	2,338	$10.15 to $11.19	$25,436	4.36%	0.00% to 1.50%	-0.74% to 0.36%
2005	2,096	$10.52 to $11.10	$22,843	3.20%	0.40% to 1.50%	0.56% to 1.48%
2004	882	$10.43 to $10.83	$9,519	(b)	0.60% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield Fund - Class A
2007	273	$11.81 to $12.65	$3,394	4.89%	0.20% to 1.95%	5.03% to 6.37%
2006	161	$11.33 to $11.78	$1,880	4.89%	0.40% to 1.75%	8.63% to 10.10%
2005	70	$10.43 to $10.69	$742	4.75%	0.45% to 1.75%	0.67% to 1.72%
2004	42	$10.38 to $10.48	$437	(b)	0.60% to 1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2007	2,280	$12.71 to $12.84	$29,074	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Equity Income VCT Portfolio - Class I
2007	79	$13.98 to $14.97	$1,189	2.95%	0.65% to 1.25%	-0.43% to 0.20%
2006	8,116	$13.06 to $17.75	$119,307	2.59%	0.35% to 1.95%	20.07% to 22.02%
2005	5,640	$11.48 to $14.64	$69,926	2.66%	0.30% to 1.60%	3.28% to 5.40%
2004	2,471	$11.02 to $13.99	$28,279	2.17%	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	$10,691	2.39%	0.45% to 1.50%	20.73% to 21.93%
Pioneer High Yield VCT Portfolio - Class I
2007	1,598	$11.89 to $12.45	$19,319	5.55%	0.25% to 1.50%	3.99% to 5.36%
2006	1,065	$11.36 to $11.75	$12,297	5.72%	0.40% to 1.50%	6.92% to 8.10%
2005	646	$10.67 to $10.94	$6,949	5.69%	0.00% to 1.50%	0.38% to 1.31%
2004	419	$10.63 to $11.03	$4,468	(b)	0.65% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Mid Cap Value VCT Portfolio - Class I
2007	27	$18.68	$513	1.70%	0.65%	4.88%
2006	4,709	$12.36 to $19.37	$81,306	1.03%	0.15% to 1.80%	10.82% to 12.13%
2005	4,927	$12.39 to $17.38	$77,468	0.33%	0.00% to 1.60%	6.17% to 7.30%
2004	3,402	$11.67 to $16.27	$49,664	0.27%	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	$11,735	0.16%	0.55% to 1.50%	35.44% to 36.73%
Premier VIT OpCap Mid Cap Portfolio
2007	40	$9.78 to $9.85	$393	(e)	0.30% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
T. Rowe Price Mid-Cap Value Fund - R Class
2007	68	$14.14 to $14.82	$991	1.80%	0.35% to 1.55%	-1.39% to -0.20%
2006	69	$14.34 to $14.85	$1,010	0.61%	0.35% to 1.55%	18.15% to 19.08%
2005	63	$12.20 to $12.42	$775	0.29%	0.50% to 1.45%	5.72% to 6.70%
2004	53	$11.54 to $11.64	$619	(b)	0.50% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
T. Rowe Price Value Fund - Advisor Class
2007	5	$11.40	$61	2.20%	1.00%	-0.44%
2006	3	$11.45	$30	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Templeton Foreign Fund - Class A
2007	82	$16.75 to $17.56	$1,410	1.84%	0.55% to 1.75%	15.20% to 16.60%
2006	59	$14.54 to $15.06	$876	2.28%	0.55% to 1.75%	18.01% to 19.06%
2005	51	$12.36 to $12.59	$637	1.84%	0.70% to 1.65%	8.80% to 9.86%
2004	39	$11.36 to $11.46	$450	(b)	0.65% to 1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Templeton Global Bond Fund - Class A
2007	4,997	$12.26 to $21.80	$72,664	7.52%	0.00% to 1.50%	9.14% to 10.83%
2006	2,522	$11.13 to $19.67	$33,054	5.57%	0.00% to 1.50%	11.73% to 12.85%
2005	1,327	$11.07 to $16.96	$15,341	5.36%	0.50% to 1.50%	-3.59% to -4.49%
2004	572	$11.59 to $17.55	$6,775	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
The Growth Fund of America® - Class R-3
2007	848	$11.68 to $15.17	$12,442	0.92%	0.00% to 1.75%	8.85% to 10.36%
2006	584	$10.67 to $13.63	$7,813	0.76%	0.20% to 1.55%	8.89% to 10.29%
2005	319	$12.04 to $12.34	$3,894	0.65%	0.25% to 1.55%	12.28% to 13.54%
2004	122	$10.74 to $10.86	$1,320	(b)	0.30% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
The Growth Fund of America® - Class R-4
2007	16,882	$9.72 to $15.32	$248,778	1.08%	0.00% to 1.50%	9.19% to 10.52%
2006	14,655	$12.90 to $13.73	$196,584	0.91%	0.30% to 1.50%	9.29% to 10.56%
2005	11,850	$11.74 to $12.54	$145,130	0.93%	0.00% to 1.50%	12.50% to 13.63%
2004	4,738	$10.80 to $11.14	$51,341	(b)	0.45% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
The Income Fund of America® - Class R-3
2007	121	$13.25 to $14.19	$1,660	3.34%	0.00% to 1.75%	1.83% to 3.08%
2006	77	$13.12 to $13.65	$1,032	3.12%	0.20% to 1.55%	18.13% to 19.60%
2005	26	$11.14 to $11.38	$295	3.46%	0.30% to 1.45%	1.73% to 2.71%
2004	10	$10.97 to $11.08	$110	(b)	0.30% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Diversified Value Portfolio
2007	8	$14.38 to $14.92	$114	1.87%	0.95% to 1.95%	2.97%
2006	7	$14.09 to $14.49	$100	(g)	0.95% to 2.00%	(g)
2005	5	$12.09 to $12.25	$63	(c)	1.25% to 2.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Equity Income Portfolio
2007	21	$13.84 to $14.28	$304	2.23%	1.10% to 1.95%	3.40%
2006	17	$13.48 to $13.81	$235	1.93%	1.10% to 2.00%	19.36% to 19.36%
2005	21	$11.39 to $11.57	$240	2.23%	1.10% to 2.05%	2.41% to 3.03%
2004	18	$11.19 to $11.23	$208	(b)	1.10% to 1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Small Company Growth Portfolio
2007	7	$12.75 to $13.22	$86	-	0.95% to 1.95%	2.80%
2006	1	$12.51 to $12.86	$18	(g)	0.95% to 2.00%	(g)
2005	-	$11.57 to $11.72	$0	(c)	1.25% to 2.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Wanger International Small Cap
2007	916	$10.46 to $10.57	$9,623	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Wanger Select
2007	4,150	$15.70 to $16.65	$66,892	-	0.00% to 1.50%	7.73% to 9.02%
2006	1,756	$14.45 to $15.37	$26,052	0.25%	0.15% to 1.50%	17.90% to 19.00%
2005	559	$12.40 to $12.94	$6,985	-	0.60% to 1.50%	8.87% to 9.69%
2004	195	$11.39 to $11.85	$2,227	(b)	0.70% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wanger U.S. Smaller Companies
2007	1,512	$13.11 to $14.89	$21,526	-	0.05% to 1.50%	-0.63% to 4.86%
2006	1,254	$12.52 to $14.27	$17,111	0.22%	0.15% to 1.50%	6.31% to 7.30%
2005	725	$12.66 to $13.34	$9,257	-	0.00% to 1.50%	9.61% to 10.66%
2004	186	$11.55 to $12.12	$2,155	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Washington Mutual Investors FundSM, Inc. - Class R-3
2007	395	$12.78 to $13.57	$5,204	1.77%	0.00% to 1.55%	2.08% to 3.38%
2006	301	$12.52 to $13.02	$3,858	1.62%	0.20% to 1.55%	15.82% to 17.24%
2005	198	$10.81 to $11.09	$2,177	1.64%	0.25% to 1.55%	1.78% to 2.88%
2004	115	$10.66 to $10.77	$1,232	(b)	0.30% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Washington Mutual Investors FundSM, Inc. - Class R-4
2007	6,883	$12.73 to $13.71	$91,248	1.97%	0.25% to 1.50%	2.34% to 3.56%
2006	6,828	$12.38 to $13.21	$88,156	1.90%	0.30% to 1.50%	16.17% to 17.48%
2005	5,985	$10.60 to $11.29	$66,271	2.09%	0.40% to 1.50%	1.94% to 2.95%
2004	3,309	$10.80 to $11.08	$35,859	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage Small Cap Value Fund - Class A
2007	4	$11.68	$47	-	1.00%	9.16%
2006	2	$10.70	$21	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As this investment Division had no investments until 2003, this data is not meaningful and therefore is not presented.

(b)	As this investment Division had no investments until 2004, this data is not meaningful and therefore is not presented.

(c)	As this investment Division had no investments until 2005, this data is not meaningful and therefore is not presented.

(d)	As this investment Division had no investments until 2006, this data is not meaningful and therefore is not presented.

(e)	As this investment Division had no investments until 2007, this data is not meaningful and therefore is not presented.

(f)	As this investment Division is wholly comprised of new contract bands at December 31, 2005, this data is not meaningful and therefore is not presented.

(g)	As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented.

(h)	As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3

Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 25, 2008

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2007	2006	2005
Revenue:
Net investment income	$1,054.7	$1,029.7	$1,037.1
Fee income	789.3	714.8	609.6
Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1
Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7
Total revenue	2,451.9	2,229.9	2,097.7
Benefits and expenses:
Interest credited and other benefits
to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3
Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9
Interest expense	5.5	2.9	1.6
Total benefits and expenses	2,177.5	1,805.4	1,803.5
Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5
Net income	$218.4	$301.8	$272.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$13,316.3	$15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7
Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9
Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7
Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5
Total investments	17,898.4	19,010.5
Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1
Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1
Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6
Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1
Property and equipment	147.4	75.1
Other assets	112.1	73.8
Assets held in separate accounts	48,091.2	43,550.8
Total assets	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$18,569.1	$19,984.1
Payables for securities purchased	0.2	42.6
Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-
Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8
Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1
Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8
Total liabilities	68,580.0	65,468.6

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5
Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)
Total shareholder's equity	3,041.0	3,013.7
Total liabilities and shareholder's equity	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated	Retained	Total
		Additional	Other	Earnings	Shareholder's
	Common	Paid-In	Comprehensive	(Deficit)	Equity
	Stock	Capital	Income (Loss)	(Restated)	(Restated)
Balance at December 31, 2004	$2.8	$4,566.8	$67.1	$(1,877.1)	$2,759.6
Prior period adjustment ($43.1 pretax)	-	-	-	28.0	28.0
Balance at January 1, 2005	2.8	4,566.8	67.1	(1,849.1)	2,787.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
					293.6
Total comprehensive income
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Operating Activities:
Net income	$218.4	$301.8	$272.7
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8
Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2
Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)
Depreciation	18.2	12.6	12.0
Change in:
Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6
Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6
Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3
Net cash provided by operating activities	1,031.3	1,165.2	1,058.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3
Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0
Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)
Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)
Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2
Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)
Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)
Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)
Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)
Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)
Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)
Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3
Cash and cash equivalents, beginning of year	311.2	257.7	222.4
Cash and cash equivalents, end of year	$252.3	$311.2	$257.7
Supplemental cash flow information:
Income taxes paid, net	$45.1	$37.6	$47.1
Interest paid	$44.6	$40.8	$32.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005
Total revenue	$594.9	$507.7
Net income	35.8	28.2
Additional paid-in capital:
Dividends paid	25.0	20.5
Employee share-based payments	0.1	0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheets at December 31, 2006 was $(0.5).

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was $120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and $2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$363.4	$363.6
After one year through five years	2,440.7	2,451.6
After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6
Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3
Less: securities pledged	940.2	934.1
Fixed maturities, excluding securities pledged	$13,374.7	$13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and $219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
Limited partnerships	$3.0	1	$-	-	$-	-
U.S. Treasuries	-	-	6.4	4	0.1	2
U.S. corporate	36.3	113	24.4	67	3.9	15
Foreign	19.1	54	4.2	10	0.3	1
Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-
Equity securities	-	-	0.1	3	-	-

Total	$76.0	219	$58.7	161	$49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31, 2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$6.4	4	$0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13
Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2
Other asset-backed	6.3	16	7.0	1	-	-
Total	$59.6	174	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$895.5	$969.0	$978.9
Equity securities, available-for-sale	38.5	10.5	9.7
Mortgage loans on real estate	118.5	93.6	73.0
Policy loans	14.1	13.2	30.0
Short-term investments and cash equivalents	2.2	2.4	2.7
Other	88.3	44.5	38.7
Gross investment income	1,157.1	1,133.2	1,133.0
Less: investment expenses	102.4	103.5	95.9
Net investment income	$1,054.7	$1,029.7	$1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005
Fixed maturities, available-for-sale	$(50.3)	$(67.0)	$1.0
Equity securities, available-for-sale	6.4	9.3	12.4
Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)
Less: allocation to experience-rated contracts	161.3	(64.6)	9.0
Net realized capital (loss) gains	$(8.2)	$3.0	$22.0
After-tax net realized capital (loss) gains	$(5.3)	$2.0	$14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5, $240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Proceeds on sales	$5,738.8	$6,481.2	$10,062.3
Gross gains	66.4	109.0	161.1
Gross losses	(101.2)	110.9	93.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,250.4	$14,250.4	$16,211.7	$16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7
Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9
Cash, cash equivalents, and
short-term investments under
securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9
Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2
Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2007	2006	2007	2006
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$7,680.0	$3,277.8	$(111.6)	$16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2007	2006	2007	2006
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$542.3	$1,112.0	$0.2	$5.2

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$414.5
Prior period adjustment	(1.0)
Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)
Balance at December 31, 2007	$728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0, $42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$1,365.2
Prior period adjustment	(2.7)
Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	$1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0, $82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and $1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005
Current tax expense (benefit):
Federal	$28.6	$23.3	$4.9
State	(9.0)	20.0	4.9
Total current tax expense	19.6	43.3	9.8
Deferred tax expense:
Federal	36.4	79.4	11.7
Total deferred tax expense	36.4	79.4	11.7
Total income tax expense	$56.0	$122.7	$21.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2007, 2006 and 2005:

	2007	2006	2005
Income before income taxes	$274.4	$424.5	$294.2
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:
Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)
State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2
Other	8.0	(2.4)	(0.7)
Income tax expense	$56.0	$122.7	$21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006
Deferred tax assets:
Insurance reserves	$216.6	$250.3
Net unrealized capital loss	6.4	-
Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5
Postemployment benefits	75.9	74.7
Compensation	27.3	25.1
Other	32.4	19.9
Total gross assets before valuation allowance	371.0	391.8
Less: valuation allowance	(6.4)	-
Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)
Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)
Total gross liabilities	(640.5)	(652.9)
Net deferred income tax liability	$(275.9)	$(261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006, respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9
Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $16.9 as of December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007 and 2006.

	2007	2006
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$97.7	$106.8
Interest cost	5.4	5.5
Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)
Projected benefit obligation, December 31	$85.6	$97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006
Accrued benefit cost	$(85.6)	$(97.7)
Intangible assets	-	-
Accumulated other comprehensive income	4.9	14.1
Net amount recognized	$(80.7)	$(83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006
Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2007	2006	2005
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

	2007	2006	2005
Interest cost	$5.4	$5.5	$6.0
Net actuarial loss recognized in the year	0.7	2.0	1.3
Unrecognized past service cost recognized in the year	-	0.2	0.2
The effect of any curtailment or settlement	0.4	0.4	0.3
Net periodic benefit cost	$6.5	$8.1	$7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and 2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2007, 2006, and 2005, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006
Claims recoverable from reinsurers	$2,595.2	$2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)
Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8
Other	5.9	(10.8)
Total	$2,594.4	$2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Deposits ceded under reinsurance	$188.5	$199.0	$215.5
Premiums ceded under reinsurance	0.4	0.5	0.4
Reinsurance recoveries	419.7	359.0	363.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was $17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

	2007	2006	2005
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(64.5)	$(44.6)	$(18.0)
Equity securities, available-for-sale	6.3	18.1	3.2
DAC/VOBA adjustment on
available-for-sale securities	7.8	3.9	5.1
Sales inducements adjustment on
available-for-sale securities	0.2	0.1	0.1
Premium deficiency reserve adjustment	-	(37.5)	(23.6)
Other investments	(0.7)	0.8	1.2
Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)
Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6
Deferred income tax asset (liability)	12.1	2.4	(10.3)
Asset valuation allowance	(6.4)	-	-
Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
Pension liability, net of tax	(5.0)	(9.6)	(11.6)
Accumulated other comprehensive
(loss) income	$(33.8)	$(14.0)	$(5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$(19.9)	$(26.6)	$(500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)
DAC/VOBA adjustment on
available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2
Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)
Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)
Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)
Deferred income tax asset (liability)	9.7	12.7	30.9
Net change in unrealized capital gains (losses)	$(18.0)	$(10.7)	$(77.5)

	2007	2006	2005
Net unrealized capital holding gains (losses) arising
during the year (1)	$(66.9)	$(43.6)	$(38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3
Net change in unrealized capital gains (losses) on securities	$(18.0)	$(10.7)	$(77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007 Statements of Operations. In accordance with the guidance provided in SEC Staff Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31, 2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005
Retained earnings (net of tax)	$(1,877.1)	$28.0	$(1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006
Deferred policy acquisition cost	$623.6	$(1.0)	$622.6
Value of business acquired	1,342.9	(2.7)	1,340.2
Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$19,995.8	$(11.7)	$19,984.1
Other liabilities	406.2	(35.1)	371.1
Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$676.5
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.109622-08	ILIAC Ed. April 2008